As filed with the Securities and Exchange Commission

On July 1, 2006

Registration No. 333-74295; 811-09253

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

Post-Effective Amendment No. 94	☒

And

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 95	☒

WELLS FARGO FUNDS TRUST

(Exact Name of Registrant as specified in Charter)

525 Market Street

San Francisco, CA 94105

(Address of Principal Executive Offices, including Zip Code)

Registrant’s Telephone Number, including Area Code: (800) 643-9691

C. David Messman

Wells Fargo Funds Management, LLC

525 Market Street, 12th Floor

San Francisco, CA 94105

(Name and Address of Agent for Service)

With a copy to:

Marco E. Adelfio, Esq.

Morrison & Foerster LLP

2000 Pennsylvania Ave., N.W.

Washington, D.C. 20006

It is proposed that this filing will become effective (check appropriate box):

☒	Immediately upon filing pursuant to Rule 485(b), or

☐	on pursuant to Rule 485(b), or

☐	60 days after filing pursuant to Rule 485(a)(1), or

☐	on pursuant to Rule 485(a)(1)

☐	75 days after filing pursuant to Rule 485(a)(2), or

☐	on pursuant to Rule 485(a)(2)

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 94 to the Registration Statement of Wells Fargo Funds Trust (the “Trust”) is being filed to add the audited financial statements and certain related financial information for the fiscal periods ended February 28, 2006, for the Wells Fargo Advantage Money Market Funds, and to make certain other non-material changes to the Trust’s Registration Statement.

July 1, 2006

Prospectus

Wells Fargo Advantage Money Market Funds - Class A, Class B

Wells Fargo Advantage California Tax-Free Money Market Fund

Wells Fargo Advantage Government Money Market Fund

Wells Fargo Advantage Minnesota Money Market Fund

Wells Fargo Advantage Money Market Fund

Wells Fargo Advantage National Tax-Free Money Market Fund

Wells Fargo Advantage Treasury Plus Money Market Fund

Wells Fargo Advantage 100% Treasury Money Market Fund

Please read this Prospectus and keep it for future reference. It is designed to provide you with important information and to help you decide if a Fund’s goals match your own.

These securities have not been approved or disapproved by the U.S. Securities and Exchange Commission (“SEC”), nor has the SEC passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Fund shares are NOT deposits or other obligations of, or issued, endorsed or guaranteed by Wells Fargo Bank, N.A. (“Wells Fargo Bank”) or any

of its affiliates. Fund shares are NOT insured or guaranteed by the U.S. Government, the Federal Deposit Insurance Corporation (“FDIC”) or any

other government agency. AN INVESTMENT IN A FUND INVOLVES CERTAIN RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

Table of Contents	Money Market Funds

Please find Wells Fargo Advantage Funds’ Privacy Policy inside the back cover of this Prospectus.

Money Market Funds Overview

See the individual Fund descriptions in the Prospectus for further details.

Words appearing in italicized print appear that way only to denote their inclusion in the Glossary section of this Prospectus.

FUND (TICKER)	OBJECTIVE

California Tax-Free Money Market Fund (Class A: SGCXX)	Seeks current income exempt from federal income tax and California individual income tax, while preserving capital and liquidity.

Government Money Market Fund (Class A: WFGXX)	Seeks current income, while preserving capital and liquidity.

Minnesota Money Market Fund (Class A: WMNXX)	Seeks current income exempt from federal income tax and Minnesota individual income tax, but not the federal Alternative Minimum Tax (“AMT”), while preserving capital and liquidity.

Money Market Fund (Class A: STGXX)	Seeks current income, while preserving capital and liquidity.

National Tax-Free Money Market Fund (Class A: NWMXX)	Seeks current income exempt from federal income tax, while preserving capital and liquidity.

Treasury Plus Money Market Fund (Class A: PIVXX)	Seeks current income, while preserving capital and liquidity.

100% Treasury Money Market Fund (Class A: WFTXX)	Seeks current income exempt from most state and local individual income taxes, while preserving capital and liquidity.

4	Money Market Funds Prospectus

PRINCIPAL STRATEGIES

We invest in high-quality, short-term California municipal obligations.

We invest in high-quality, short-term U.S. Government obligations and repurchase agreements.

We invest in high-quality, short-term Minnesota municipal obligations.

We invest in high-quality, short-term money market instruments.

We invest in high-quality, short-term municipal obligations.

We invest in obligations issued by the U.S. Treasury and repurchase agreements.

We invest only in obligations issued by the U.S. Treasury.

Money Market Funds Prospectus	5

Summary of Important Risks

This section summarizes important risks that relate to an investment in the Funds. All are important to your investment choice. Additional information about these and other risks is included in:

•	the individual Fund descriptions beginning on page 21;

•	the “Additional Strategies and General Investment Risks” section beginning on page 36; and

•	the Funds’ Statement of Additional Information.

An investment in a Fund is not a deposit of Wells Fargo Bank or any of its affiliates and is not insured or guaranteed by the FDIC or any other government agency. Although each Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance it will be able to do so, and it is possible to lose money by investing in a Fund. Generally, short-term funds do not earn as high a level of income as funds that invest in longer-term instruments.

Debt Obligations

The Funds invest in debt obligations, such as notes and bonds, which are subject to credit risk and interest rate risk. Credit risk is the possibility that an issuer of an instrument will be unable to make interest payments or repay principal. Changes in the financial strength of an issuer or changes in the credit rating of a security may affect its value. Interest rate risk is the risk that interest rates may increase, which will reduce the resale value of securities in a Fund’s portfolio, including U.S. Government obligations. Debt obligations with longer maturities are generally more sensitive to interest rate changes than those with shorter maturities. Changes in market interest rates affect a Fund’s yield to the extent they affect the yield of instruments available for purchase by a Fund.

The U.S. Government does not guarantee the market value or current yield of its obligations. Not all U.S. Government obligations are backed by the full faith and credit of the U.S. Government.

Municipal Obligations

The California Tax-Free Money Market Fund, Minnesota Money Market Fund, and National Tax-Free Money Market Fund invest in municipal obligations, which rely on the creditworthiness or revenue production of their issuers. Municipal obligations may be difficult to obtain because of limited supply, which may increase the cost of such securities and effectively reduce the yield of a Fund’s portfolio. Typically, less information is available about a municipal issuer than is available about other types of securities issuers. The Funds generally rely on an opinion of the issuer’s bond counsel that interest on a municipal obligation will be exempt from applicable taxes. The Internal Revenue Service and state tax authorities are paying increased attention to whether such interest is exempt under applicable law, and the Funds cannot assure you that a tax authority will not successfully challenge the exemption for interest on a municipal obligation held by the Funds.

The California Tax-Free Money Market Fund and the Minnesota Money Market Fund are considered to be non-diversified according to the Investment Company Act of 1940 (the “1940 Act”). The majority of the issuers of the securities in these Funds’ portfolios are located within their respective states. Non-diversified, geographically concentrated funds are riskier than similar funds that are diversified or spread their investments over several geographic areas. Default by a single security in the portfolio may have a greater negative effect than a similar default in a diversified portfolio. All other Funds in this Prospectus are considered to be diversified.

6	Money Market Funds Prospectus

FUND-SPECIFIC RISKS

California Tax-Free Money Market Fund

Since we invest heavily in California municipal obligations, events in California are likely to affect the Fund’s investments. Although California has a larger and more diverse economy than most other states, its economy continues to be driven by, among other industries, agriculture, tourism, high technology and manufacturing. A downturn in any one industry may have a disproportionate impact on California municipal obligations. In addition, we may invest 25% or more of total assets in California municipal obligations that are related in such a way that political, economic or business developments affecting one obligation would affect the others. For example, we may own different obligations that pay interest based on the revenue of similar projects. Please see the Fund’s Statement of Additional Information for further details.

Minnesota Money Market Fund

Since we invest heavily in Minnesota municipal obligations, events in Minnesota are likely to affect the Fund’s investments. For example, the state’s economy relies significantly on its agriculture and forestry natural resources. Adverse conditions affecting these areas could have a disproportionate impact on Minnesota municipal obligations. In addition, we may invest 25% or more of total assets in Minnesota municipal obligations that are related in such a way that political, economic or business development affecting one obligation would affect the others. For example, we may own different obligations that pay interest based on the revenue of similar projects. Please see the Fund’s Statement of Additional Information for further details.

Money Market Funds Prospectus	7

Performance History

The information on the following pages shows you how each Fund has performed and illustrates the variability of a Fund’s returns over time.

Please remember that past performance is no guarantee of future results.

California Tax-Free Money Market Fund Class A Calendar Year Returns

Best Qtr.:	Q4 ‘00 • 0.82%	Worst Qtr.:	Q3 ‘03 • 0.06%

The Fund’s year-to-date performance through March 31, 2006, was 0.59%. To obtain a current 7-day yield for the Fund, call toll-free 1-800-222-8222.

Average annual total returns for the period ended 12/31/05	1 year	5 years	10 years
Class A (Incept. 1/1/92)	1.75%	1.08%	1.92%

8	Money Market Funds Prospectus

Government Money Market Fund Class A Calendar Year Returns1

Best Qtr.:	Q4 ‘00 • 1.48%	Worst Qtr.:	Q3 ‘03 • 0.11%

The Fund’s year-to-date performance through March 31, 2006, was 0.95%. To obtain a current 7-day yield for the Fund, call toll-free 1-800-222-8222.

Average annual total returns for the period ended 12/31/05	1 year	5 years	10 years
Class A (Incept. 11/8/99)[1]	2.62%	1.72%	3.31%
[1]	Performance shown for periods prior to inception reflects the performance of the Service Class shares adjusted to reflect the fees and expenses of Class A shares. The Service Class shares incepted on November 16, 1987.

Money Market Funds Prospectus	9

Performance History

Minnesota Money Market Fund Class A Calendar Year Returns

Best Qtr.:	Q1 ‘01 • 0.69%	Worst Qtr.:	Q3 ‘03 • 0.05%

The Fund’s year-to-date performance through March 31, 2006, was 0.56%. To obtain a current 7-day yield for the Fund, call toll-free 1-800-222-8222.

Average annual total returns for the period ended 12/31/05	1 year	5 years	Life of Fund
Class A (Incept. 8/14/00)	1.64%	1.10%	1.28%

10	Money Market Funds Prospectus

Money Market Fund Class A Calendar Year Returns

Best Qtr.:	Q4 ‘00 • 1.49%	Worst Qtr.:	Q2 ‘04 • 0.09%

The Fund’s year-to-date performance through March 31, 2006, was 0.93%. To obtain a current 7-day yield for the Fund, call toll-free 1-800-222-8222.

Average annual total returns for the period ended 12/31/05	1 year	5 years	10 years
Class A (Incept. 7/1/92)	2.53%	1.67%	3.33%
Class B (Incept. 5/25/95)[1]	(3.23)%	0.66%	2.66%
[1]	Returns reflect the maximum CDSC for the period shown.

Money Market Funds Prospectus	11

Performance History

National Tax-Free Money Market Fund Class A Calendar Year Returns1

Best Qtr.:	Q4 ‘00 • 0.95%	Worst Qtr.:	Q3 ‘03 • 0.08%

The Fund’s year-to-date performance through March 31, 2006, was 0.60%. To obtain a current 7-day yield for the Fund, call toll-free 1-800-222-8222.

Average annual total returns for the period ended 12/31/05	1 year	5 years	10 years
Class A (Incept. 7/28/03)[1]	1.80%	1.23%	2.17%
[1]	Performance shown for periods prior to the inception of this Class reflects the performance of the Service Class shares adjusted to reflect this Class’s fees and expenses. The Fund’s Service Class shares incepted on August 3, 1993.

12	Money Market Funds Prospectus

Treasury Plus Money Market Fund Class A Calendar Year Returns1

Best Qtr.:	Q4 ‘00 • 1.48%	Worst Qtr.:	Q4 ‘03 • 0.10%

The Fund’s year-to-date performance through March 31, 2006, was 0.92%. To obtain a current 7-day yield for the Fund, call toll-free 1-800-222-8222.

Average annual total returns for the period ended 12/31/05	1 year	5 years	10 years
Class A (Incept. 7/28/03)[1]	2.49%	1.68%	3.30%
[1]	Performance shown for periods prior to the inception of this Class reflects the performance of the Service Class shares adjusted to reflect this Class’s fees and expenses. The Fund’s Service Class shares incepted on October 1, 1985.

Money Market Funds Prospectus	13

Performance History

100% Treasury Money Market Fund Class A Calendar Year Returns1

Best Qtr.:	Q4 ‘00 • 1.40%	Worst Qtr.:	Q1 ‘04 • 0.07%

The Fund’s year-to-date performance through March 31, 2006, was 0.87%. To obtain a current 7-day yield for the Fund, call toll-free 1-800-222-8222.

Average annual total returns for the period ended 12/31/05	1 year	5 years	10 years
Class A (Incept. 11/8/99)[1]	2.35%	1.58%	3.14%
[1]	Performance shown for periods prior to the inception of this Class reflects the performance of the Service Class shares adjusted to reflect this Class’s fees and expenses. The Fund’s Service Class shares incepted on December 3, 1990.

14	Money Market Funds Prospectus

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Money Market Funds

These tables are intended to help you understand the various costs and expenses you will pay as a shareholder in a Fund. These tables do not reflect charges that may be imposed in connection with an account through which you hold Fund shares. A broker/dealer or financial institution maintaining the account through which you hold Fund shares may charge separate account, service or transaction fees on the purchase or sale of Fund shares that would be in addition to the fees and expenses shown here.

SHAREHOLDER FEES (fees paid directly from your investment)
	All Funds	Money Market Fund
	CLASS A	CLASS B
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None	None
Maximum deferred sales charge (load) (as a percentage of the Net Asset Value (“NAV”) at purchase)	None	5.00%[1]

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets)
	California Tax-Free Money Market Fund	Government Money Market Fund	Minnesota Money Market Fund
	CLASS A	CLASS A	CLASS A
Management Fees[2]	0.28%	0.10%	0.30%
Distribution (12b-1) Fees	0.00%	0.00%	0.00%
Other Expenses[3]	0.56%	0.55%	0.58%

TOTAL ANNUAL FUND OPERATING EXPENSES	0.84%	0.65%	0.88%
Fee Waivers	0.19%	0.00%	0.08%

NET EXPENSES[4]	0.65%	0.65%	0.80%
[1]	If you exchange Class B shares of a Fund for Money Market Fund Class B shares, and then redeem your Money Market Fund shares, you will be assessed the CDSC applicable to the exchanged shares. See “Investments in Money Market Fund Class B Shares” on page 51 for further information.
[2]	The Funds’ investment adviser has implemented a breakpoint schedule for the management fees charged to the California Tax-Free, Minnesota, Money Market and 100% Treasury Money Market Funds. The management fees charged to each Fund will decline as the Fund’s assets grow and will continue to be based on a percentage of the Fund’s average daily net assets. The breakpoint schedule for these Funds is as follows: 0.30% for the first $1 billion in assets; 0.275% for the next $4 billion in assets; and 0.25% for assets over $5 billion.
[3]	Other expenses may include expenses payable to affiliates of Wells Fargo & Company.
[4]	The adviser has committed through June 30, 2007, to waive fees and/or reimburse expenses to the extent necessary to maintain each Fund’s net operating expense ratio shown. After this time, the net operating expense ratio may only be increased with the approval of the Board of Trustees.

16	Money Market Funds Prospectus

Summary of Expenses

Money Market Fund		National Tax-Free Money Market Fund	Treasury Plus Money Market Fund	100% Treasury Money Market Fund
CLASS A	CLASS B	CLASS A	CLASS A	CLASS A
0.27%	0.27%	0.10%	0.10%	0.28%
0.00%	0.75%	0.00%	0.00%	0.00%
0.56%	0.56%	0.56%	0.55%	0.55%

0.83%	1.58%	0.66%	0.65%	0.83%
0.07%	0.07%	0.01%	0.00%	0.18%

0.76%	1.51%	0.65%	0.65%	0.65%

Money Market Funds Prospectus	17

Money Market Funds	Summary of Expenses

EXAMPLE OF EXPENSES

These examples are intended to help you compare the cost of investing in a Fund with the cost of investing in other mutual funds. The examples assume a fixed rate of return, the reinvestment of all dividends and distributions, and that fund operating expenses remain the same. The fee waivers shown in the table of Annual Fund Operating Expenses are not reflected in the 3, 5 and 10 year examples. Your actual costs may be higher or lower than those shown.

You would pay the following expenses on a $10,000 investment assuming a 5% annual return and that you redeem your shares at the end of each period:

	California Tax-Free Money Market Fund		Government Money Market Fund	Minnesota Money Market Fund
	CLASS A		CLASS A	CLASS A
1 YEAR	$ 66		$66	$82
3 YEARS	$ 249		$208	$273
5 YEARS	$ 447		$362	$480
10 YEARS	$1,020		$810	$1,077

	Money Market Fund		National Tax-Free Money Market Fund	Treasury Plus Money Market Fund
	CLASS A	CLASS B	CLASS A	CLASS A
1 YEAR	$78	$654	$66	$ 66
3 YEARS	$258	$792	$210	$208
5 YEARS	$454	$1,054	$367	$362
10 YEARS	$1,019	$1,589	$822	$810

	100% Treasury Money Market Fund
	CLASS A
1 YEAR	$ 66
3 YEARS	$ 247
5 YEARS	$ 443
10 YEARS	$1,009

You would pay the following expenses on a $10,000 investment assuming a 5% annual return and that you do NOT redeem your shares at the end of each period:
	Money Market Fund
	CLASS B
1 YEAR	$ 154
3 YEARS	$ 492
5 YEARS	$ 854
10 YEARS	$1,589

18	Money Market Funds Prospectus

Key Information

In this Prospectus, “we” generally refers to Wells Fargo Funds Trust (the “Trust”), or Wells Fargo Funds Management, LLC (“Funds Management”), the Funds’ investment adviser. “We” may also refer to the Funds’ other service providers. “You” refers to the shareholder or potential investor.

Important information you should look for as you decide to invest in a Fund:

The summary information on the previous pages is designed to provide you with an overview of each Fund. The sections that follow provide more detailed information about the investments and management of each Fund.

Investment Objective and Investment Strategies

The investment objective of each Fund in this Prospectus is non-fundamental, that is, it can be changed by a vote of the Board of Trustees alone. The objective and strategies description for each Fund tells you:

•	what the Fund is trying to achieve;

•	how we intend to invest your money; and

•	what makes the Fund different from the other Funds offered in this Prospectus.

Permitted Investments

A summary of each Fund’s key permitted investments and practices. Unless otherwise indicated, these investment policies and practices apply on an ongoing basis. Unless otherwise indicated, percentages of “the Fund’s assets” are measured as percentages of net assets plus borrowings for investment purposes. The investment policy of each Fund, except for the California Tax-Free Money Market Fund, Minnesota Money Market Fund and National Tax-Free Money Market Fund, concerning “80% of the Fund’s assets” may be changed by the Board of Trustees without shareholder approval, but shareholders would be given 60 days notice. The investment policy of the California Tax-Free Money Market Fund, Minnesota Money Market Fund and National Tax-Free Money Market Fund concerning “80% of the Fund’s assets” may only be changed with shareholder approval.

Important Risk Factors

Describes the key risk factors for each Fund, and includes risks described in the “Summary of Important Risks” and “Additional Strategies and General Investment Risks” sections.

Words appearing in italicized print appear that way only to denote their inclusion in the Glossary section of this Prospectus.

Money Market Funds Prospectus	19

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California Tax-Free Money Market Fund

Investment Objective

The California Tax-Free Money Market Fund seeks current income exempt from federal income tax and California individual income tax, while preserving capital and liquidity.

Investment Strategies

We actively manage a portfolio of bonds, notes and commercial paper issued by or on behalf of the state of California, its cities, municipalities, political subdivisions and other public authorities. The Fund invests in high-quality, short-term, U.S. dollar-denominated money market instruments, substantially all of which are municipal obligations. Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund’s overall level of liquidity and average maturity.

Permitted Investments

Under normal circumstances, we invest:

•	100% of total assets in high-quality, short-term money market instruments;

•	at least 80% of the Fund’s assets in municipal obligations that provide income exempt from federal income tax and federal alternative minimum tax (“AMT”); and

•	at least 80% of the Fund’s assets in municipal obligations that pay interest exempt from California individual income tax.

Important Risk Factors

The Fund is primarily subject to the risks described in the “Summary of Important Risks” section on page 6. Since we invest heavily in California municipal obligations, events in California are likely to affect the Fund’s investments. Although California has a larger and more diverse economy than most other states, its economy continues to be driven by, among other industries, agriculture, tourism, high technology and manufacturing. A downturn in any one industry may have a disproportionate impact on California municipal obligations. In addition, we may invest 25% or more of total assets in California municipal obligations that are related in such a way that political, economic or business developments affecting one obligation would affect the others. For example, we may own different obligations that pay interest based on the revenue of similar projects.

Despite having a larger and more diverse economy than most states, California has experienced budget shortfalls beginning in fiscal year 2001-02, when California experienced its most recent economic downturn. The State relied on substantial borrowing to close the budget gap for fiscal years 2001 through 2005. The State’s economy began improving in 2004 and it enjoyed steady economic growth in 2005, resulting in higher than expected revenues and an improved budget outlook with revenues approximately equaling expenses for fiscal year 2005-06. The State, however, likely will continue to encounter budget shortfalls in subsequent years, as it faces a number of economic risks and budgetary pressures, including a steeper-than-expected decline in California’s real estate market and sharper-than-expected rise in energy prices. See the Statement of Additional Information for a more detailed discussion of the special considerations affecting California municipal obligations. Non-diversified funds are more susceptible to financial, market or economic events affecting the particular issuers and industry sectors in which they invest than diversified funds.

You should consider these risks, along with the “Additional Strategies and General Investment Risks” section beginning on page 36. These considerations are all important to your investment choice.

Money Market Funds Prospectus	21

California Tax-Free Money Market Fund	Financial Highlights

This table is intended to help you understand the Fund’s financial performance for the past 5 years. Certain information reflects financial results for a single Fund share. Total returns represent the rate that you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions). KPMG LLP audited this information which, along with its report and the Fund’s financial statements, is also contained in the Fund’s annual report, a copy of which is available upon request.

FOR A SHARE OUTSTANDING
	CLASS A SHARES—COMMENCED ON JANUARY 1, 1992

For the period ended:	Feb. 28, 2006[2]	March 31, 2005	March 31, 2004	March 31, 2003	March 31, 2002	March 31, 2001
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from investment operations:
Net investment income (loss)	0.02	0.01	0.00	0.01	0.02	0.03
Net realized and unrealized gain (loss) on investments	0.00	0.00	0.00	0.00	0.00	0.00
Total from investment operations	0.02	0.01	0.00	0.01	0.02	0.03
Less distributions:
Distributions from net investment income	(0.02)	(0.01)	0.00	(0.01)	(0.02)	(0.03)
Distributions from net realized gain	0.00	0.00	0.00	0.00	0.00	0.00
Total from distributions	(0.02)	(0.01)	0.00	(0.01)	(0.02)	(0.03)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[1]	1.85%	0.79%	0.36%	0.73%	1.54%	2.99%
Ratios/supplemental data:
Net assets, end of period (000s)	$2,552,430	$2,423,170	$2,262,957	$2,357,684	$2,448,719	$2,528,345
Ratios to average net assets[3]:
Ratio of expenses to average net assets	0.65%	0.65%	0.65%	0.65%	0.65%	0.65%
Ratio of net investment income (loss) to average net assets	2.01%	0.78%	0.36%	0.72%	1.52%	2.93%
Ratio of expenses to average net assets prior to waived fees and reimbursed expenses[3,4]	0.84%	0.84%	0.85%	0.77%	0.77%	0.77%
[1]	Total return calculations would have been lower had certain expenses not been waived or reimbursed during the periods shown. Total returns for periods of less than one year are not annualized.
[2]	The Fund changed its fiscal year-end from March 31 to February 28.
[3]	Ratios shown for periods of less than one year are annualized.
[4]	During each period, various fees and/or expenses were waived and/or reimbursed. The ratio of gross expenses to average net assets reflects the expense ratio in the absence of any waivers and/or reimbursements.

22	Money Market Funds Prospectus

Government Money Market Fund

Investment Objective

The Government Money Market Fund seeks current income, while preserving capital and liquidity.

Investment Strategies

We actively manage a portfolio composed substantially of short-term U.S. Government obligations and repurchase agreements collateralized by U.S. Government obligations. It is our intention to invest, under normal market conditions, substantially all of the Fund’s assets in such securities, though the Fund reserves the right to invest up to 20% of the Fund’s assets in securities other than those described above. Our security selection is based on several factors, including yield and maturity, while taking into account the Fund’s overall level of liquidity and average maturity.

Permitted Investments

Under normal circumstances, we invest:

•	100% of total assets in high-quality, short-term money market instruments; and

•	at least 80% of the Fund’s assets in U.S. Government obligations and repurchase agreements collateralized by U.S. Government obligations.

Important Risk Factors

The Fund is primarily subject to the “Debt Obligations” risk described in the “Summary of Important Risks” section on page 6. Neither the U.S. Government nor any U.S. Government agency either directly or indirectly insures or guarantees the performance of the Fund.

You should consider these risks, along with the “Additional Strategies and General Investment Risks” section beginning on page 36. These considerations are all important to your investment choice.

Money Market Funds Prospectus	23

Government Money Market Fund	Financial Highlights

This table is intended to help you understand the Fund’s financial performance for the past 5 years. Certain information reflects financial results for a single Fund share. Total returns represent the rate that you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions). KPMG LLP audited this information which, along with its report and the Fund’s financial statements, is also contained in the Fund’s annual report, a copy of which is available upon request.

FOR A SHARE OUTSTANDING
	CLASS A SHARES—COMMENCED ON NOVEMBER 8, 1999

For the period ended:	Feb. 28, 2006[2]	March 31, 2005	March 31, 2004	March 31, 2003	March 31, 2002	March 31, 2001
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from investment operations:
Net investment income (loss)	0.03	0.01	0.00	0.01	0.03	0.06
Net realized and unrealized gain (loss) on investments	0.00	0.00	0.00	0.00	0.00	0.00
Total from investment operations	0.03	0.01	0.00	0.01	0.03	0.06
Less distributions:
Distributions from net investment income	(0.03)	(0.01)	0.00	(0.01)	(0.03)	(0.06)
Distributions from net realized gain	0.00	0.00	0.00	0.00	0.00	0.00
Total from distributions	(0.03)	(0.01)	0.00	(0.01)	(0.03)	(0.06)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[1]	2.78%	1.11%	0.47%	1.02%	2.60%	5.70%
Ratios/supplemental data:
Net assets, end of period (000s)	$1,224,209	$566,832	$365,169	$245,642	$144,577	$72,460
Ratios to average net assets[3]:
Ratio of expenses to average net assets	0.65%	0.65%	0.67%	0.75%	0.75%	0.75%
Ratio of net investment income (loss) to average net assets	3.13%	1.17%	0.46%	0.97%	2.33%	5.69%
Ratio of expenses to average net assets prior to waived fees and reimbursed expenses[3,4]	0.65%	0.65%	0.71%	0.81%	1.00%	0.81%
[1]	Total return calculations would have been lower had certain expenses not been waived or reimbursed during the periods shown. Total returns for periods of less than one year are not annualized.
[2]	The Fund changed its fiscal year-end from March 31 to February 28.
[3]	Ratios shown for periods of less than one year are annualized.
[4]	During certain periods, various fees and/or expenses were waived and/or reimbursed. The ratio of gross expenses to average net assets reflects the expense ratio in the absence of any waivers and/or reimbursements.

24	Money Market Funds Prospectus

Minnesota Money Market Fund

Investment Objective

The Minnesota Money Market Fund seeks current income exempt from federal income tax and Minnesota individual income tax, but not the federal AMT, while preserving capital and liquidity.

Investment Strategies

We invest in short-term Minnesota municipal securities, and we also may invest a portion of total assets in the securities of other states, or in the territories and possessions of the U.S. or their political subdivisions and financing authorities, which provide income exempt from federal income tax and Minnesota individual income tax, consistent with stability of principal. Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund’s overall level of liquidity and average maturity.

Permitted Investments

Under normal circumstances, we invest:

•	100% of total assets in high-quality, short-term money market instruments; and

•	at least 80% of the Fund’s assets in short-term municipal obligations that pay interest exempt from Minnesota individual income tax, although it is our intention to invest substantially all of our assets in such obligations.

We may invest 25% or more of total assets in industrial development bonds and in participation interests in these securities.

We may invest any amount of total assets in securities that may produce income subject to the federal AMT.

Important Risk Factors

The Fund is primarily subject to the risks described in the “Summary of Important Risks” section on page 6. Since we invest heavily in Minnesota municipal obligations, events in Minnesota are likely to affect the Fund’s investments. For example, the state’s economy relies significantly on its agriculture and forestry natural resources. Adverse conditions affecting these areas could have a disproportionate impact on Minnesota municipal obligations. In addition, we may invest 25% or more of total assets in Minnesota municipal obligations that are related in such a way that political, economic or business developments affecting one obligation would affect the others. For example, we may own different obligations that pay interest based on the revenue of similar projects. See the Statement of Additional Information for a more detailed discussion of the special considerations affecting Minnesota municipal obligations. Non-diversified funds are more susceptible to financial, market or economic events affecting the particular issuers and industry sectors in which they invest than diversified funds.

You should consider these risks, along with the “Additional Strategies and General Investment Risks” section beginning on page 36. These considerations are all important to your investment choice.

Money Market Funds Prospectus	25

Minnesota Money Market Fund	Financial Highlights

This table is intended to help you understand the Fund’s financial performance for the past 5 years. Certain information reflects financial results for a single Fund share. Total returns represent the rate that you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions). KPMG LLP audited this information which, along with its report and the Fund’s financial statements, is also contained in the Fund’s annual report, a copy of which is available upon request.

FOR A SHARE OUTSTANDING
	CLASS A SHARES—COMMENCED ON AUGUST 14, 2000

For the period ended:	Feb. 28, 2006[2]	March 31, 2005	March 31, 2004	March 31, 2003	March 31, 2002	March 31, 2001
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from investment operations:
Net investment income (loss)	0.02	0.01	0.00	0.01	0.02	0.02
Net realized and unrealized gain (loss) on investments	0.00	0.00	0.00	0.00	0.00	0.00
Total from investment operations	0.02	0.01	0.00	0.01	0.02	0.02
Less distributions:
Distributions from net investment income	(0.02)	(0.01)	0.00	(0.01)	(0.02)	(0.02)
Distributions from net realized gain	0.00	0.00	0.00	0.00	0.00	0.00
Total from distributions	(0.02)	(0.01)	0.00	(0.01)	(0.02)	(0.02)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[1]	1.75%	0.68%	0.28%	0.73%	1.75%	2.07%
Ratios/supplemental data:
Net assets, end of period (000s)	$138,917	$119,148	$117,237	$127,193	$141,873	$113,871
Ratios to average net assets[3]:
Ratio of expenses to average net assets	0.80%	0.80%	0.80%	0.80%	0.80%	0.51%
Ratio of net investment income (loss) to average net assets	1.90%	0.66%	0.28%	0.72%	1.65%	2.03%
Ratio of expenses to average net assets prior to waived fees and reimbursed expenses[3,4]	0.88%	0.89%	0.90%	0.83%	0.83%	0.56%
[1]	Total return calculations would have been lower had certain expenses not been waived or reimbursed during the periods shown. Total returns for periods of less than one year are not annualized.
[2]	The Fund changed its fiscal year-end from March 31 to February 28.
[3]	Ratios shown for periods of less than one year are annualized.
[4]	During each period, various fees and/or expenses were waived and/or reimbursed. The ratio of gross expenses to average net assets reflects the expense ratio in the absence of any waivers and/or reimbursements.

26	Money Market Funds Prospectus

Money Market Fund

Investment Objective

The Money Market Fund seeks current income, while preserving capital and liquidity.

Investment Strategies

We actively manage a portfolio of U.S. dollar-denominated high-quality, short-term money market instruments. These include bankers’ acceptances, bank notes, certificates of deposit, government securities, commercial paper and repurchase agreements of domestic and foreign issuers. Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund’s overall level of liquidity and average maturity.

Permitted Investments

Under normal circumstances, we invest:

•	100% of total assets in high-quality, short-term money market instruments.

The Fund may invest without limitation in high-quality, short-term, dollar-denominated obligations of foreign issuers.

Important Risk Factors

The Fund is primarily subject to the “Debt Obligations” risk described in the “Summary of Important Risks” section on page 6. Foreign obligations may be subject to additional risks, such as those related to adverse political, regulatory, market or economic developments. Other risks associated with investing in foreign obligations include those related to withholding and other taxes and potentially less stringent investor protection and disclosure standards.

You should consider these risks, along with the “Additional Strategies and General Investment Risks” section beginning on page 36. These considerations are all important to your investment choice.

Money Market Funds Prospectus	27

Money Market Fund

This table is intended to help you understand the Fund’s financial performance for the past 5 years. Certain information reflects financial results for a single Fund share. Total returns represent the rate that you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions). KPMG LLP audited this information which, along with its report and the Fund’s financial statements, is also contained in the Fund’s annual report, a copy of which is available upon request.

FOR A SHARE OUTSTANDING
	CLASS A SHARES—COMMENCED ON JULY 1, 1992

For the period ended:	Feb. 28, 2006[2]	March 31, 2005	March 31, 2004	March 31, 2003	March 31, 2002	March 31, 2001
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from investment operations:
Net investment income (loss)	0.03	0.01	0.00	0.01	0.03	0.06
Net realized and unrealized gain (loss) on investments	0.00	0.00	0.00	0.00	0.00	0.00
Total from investment operations	0.03	0.01	0.00	0.01	0.03	0.06
Less distributions:
Distributions from net investment income	(0.03)	(0.01)	0.00	(0.01)	(0.03)	(0.06)
Distributions from net realized gain	0.00	0.00	0.00	0.00	0.00	(0.00)
Total from distributions	(0.03)	(0.01)	0.00	(0.01)	(0.03)	(0.06)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[1]	2.69%	1.03%	0.41%	1.01%	2.54%	5.77%
Ratios/supplemental data:
Net assets, end of period (000s)	$6,580,685	$5,268,694	$5,694,911	$6,728,119	$7,835,864	$14,406,458
Ratios to average net assets[3]:
Ratio of expenses to average net assets	0.76%	0.76%	0.76%	0.76%	0.76%	0.76%
Ratio of net investment income (loss) to average net assets	2.96%	1.02%	0.41%	1.01%	2.58%	5.60%
Ratio of expenses to average net assets prior to waived fees and reimbursed expenses[3,4]	0.83%	0.87%	0.93%	0.97%	0.97%	0.95%
[1]	Total return calculations would have been lower had certain expenses not been waived or reimbursed during the periods shown. Total returns for periods of less than one year are not annualized.
[2]	The Fund changed its fiscal year-end from March 31 to February 28.
[3]	Ratios shown for periods of less than one year are annualized.
[4]	During each period, various fees and/or expenses were waived and/or reimbursed. The ratio of gross expenses to average net assets reflects the expense ratio in the absence of any waivers and/or reimbursements.
[5]	This class of shares was redesignated from Class S to Class B on November 8, 1999.

28	Money Market Funds Prospectus

Financial Highlights

CLASS B SHARES[5]—COMMENCED ON MAY 25, 1995

Feb. 28, 2006[2]	March 31, 2005	March 31, 2004	March 31, 2003	March 31, 2002	March 31, 2001
$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

0.02	0.00	0.00	0.00	0.02	0.05
0.00	0.00	0.00	0.00	0.00	0.00
0.02	0.00	0.00	0.00	0.02	0.05

(0.02)	0.00	0.00	0.00	(0.02)	(0.05)
0.00	0.00	0.00	0.00	0.00	0.00
(0.02)	0.00	0.00	0.00	(0.02)	(0.05)
$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
1.99%	0.44%	0.12%	0.31%	1.78%	4.99%

$1,264,470	$1,293,680	$1,591,061	$1,882,817	$2,373,287	$2,493,119

1.51%	1.34%	1.05%	1.46%	1.51%	1.51%
2.16%	0.41%	0.12%	0.32%	1.76%	4.86%
1.58%	1.62%	1.68%	1.61%	1.60%	1.69%

Money Market Funds Prospectus	29

National Tax-Free Money Market Fund

Investment Objective

The National Tax-Free Money Market Fund seeks current income exempt from federal income tax, while preserving capital and liquidity.

Investment Strategies

We invest substantially all of the Fund’s total assets in high-quality, short-term municipal obligations that are issued by or on behalf of states, territories and possessions of the U.S. or their political subdivisions and financing authorities. These investments may have fixed, variable, or floating rates of interest and may be zero coupon securities. Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund’s overall level of liquidity and average maturity. We invest principally in municipal obligations that pay interest exempt from federal income tax and federal AMT. While we reserve the right to invest up to 20% of the Fund’s assets in municipal obligations that pay interest subject to federal income tax or federal AMT, we currently intend, under normal market conditions, to avoid investing in municipal obligations that pay interest subject to federal income tax or federal AMT.

Permitted Investments

Under normal circumstances, we invest:

•	100% of total assets in high-quality, short-term money market instruments;

•	at least 80% of the Fund’s assets in municipal obligations that pay interest exempt from federal income tax and federal AMT;

•	up to 20% of the Fund’s assets in municipal obligations the income from which may be subject to federal income tax or federal AMT; and

•	up to 35% of total assets in issuers located in a single state.

Important Risk Factors

The Fund is primarily subject to the risks described in the “Summary of Important Risks” section on page 6. Increased investment in the securities of issuers in a single state increases the Fund’s exposure to risks associated with economic downturns or legislative or regulatory changes in the state.

Municipal obligations rely on the creditworthiness or revenue production of their issuers. Municipal obligations may be difficult to obtain because of limited supply, which may increase the cost of such securities and effectively reduce the yield of the Fund’s portfolio. Typically, less information is available about a municipal issuer than is available for other types of securities issuers.

Please remember that some securities in the portfolio may be subject to federal income tax or federal AMT.

You should consider these risks, along with the “Additional Strategies and General Investment Risks” section beginning on page 36. These considerations are all important to your investment choice.

30	Money Market Funds Prospectus

Financial Highlights

This table is intended to help you understand the Fund’s financial performance for the past 5 years (or for the life of the Fund, if shorter). Certain information reflects financial results for a single Fund share. Total returns represent the rate that you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions). KPMG LLP audited this information which, along with its report and the Fund’s financial statements, is also contained in the Fund’s annual report, a copy of which is available upon request.

FOR A SHARE OUTSTANDING
	CLASS A SHARES—COMMENCED ON JULY 28, 2003

For the period ended:	Feb. 28, 2006[4]	March 31, 2005	March 31, 2004
Net asset value, beginning of period	$1.00	$1.00	$1.00
Income from investment operations:
Net investment income (loss)	0.02	0.01	0.00
Net realized and unrealized gain (loss) on investments	0.00	0.00	0.00
Total from investment operations	0.02	0.01	0.00
Less distributions:
Distributions from net investment income	(0.02)	(0.01)	0.00
Distributions from net realized gain	0.00	0.00	0.00
Total from distributions	(0.02)	(0.01)	0.00
Net asset value, end of period	$1.00	$1.00	$1.00
Total return[1]	1.89%	0.82%	0.25%
Ratios/supplemental data:
Net assets, end of period (000s)	$1,001,084	$712,405	$621,663
Ratios to average net assets[2]:
Ratio of expenses to average net assets	0.65%	0.65%	0.65%
Ratio of net investment income (loss) to average net assets	2.07%	0.80%	0.37%
Ratio of expenses to average net assets prior to waived fees and reimbursed expenses[2,3]	0.66%	0.65%	0.65%
[1]	Total return calculations would have been lower had certain expenses not been waived or reimbursed during the periods shown. Total returns for periods of less than one year are not annualized.
[2]	Ratios shown for periods of less than one year are annualized.
[3]	During certain periods, various fees and expenses were waived and reimbursed, as indicated. The ratio of gross expenses to average net assets reflects the expense ratio in the absence of any waivers and reimbursements.
[4]	The Fund changed its fiscal year-end from March 31 to February 28.

Money Market Funds Prospectus	31

Treasury Plus Money Market Fund

Investment Objective

The Treasury Plus Money Market Fund seeks current income, while preserving capital and liquidity.

Investment Strategies

We invest in short-term obligations issued by the U.S. Treasury and repurchase agreements collateralized or secured by U.S. Treasury obligations. It is our intention to invest, under normal market conditions, substantially all of the Fund’s assets in such securities, though the Fund reserves the right to invest up to 20% of the Fund’s assets in securities other than those described above. Our security selection is based on several factors, including yield and maturity, while taking into account the Fund’s overall level of liquidity and average maturity.

Permitted Investments

Under normal circumstances, we invest:

•	100% of total assets in high-quality, short-term money market instruments; and

•	at least 80% of the Fund’s assets in U.S. Treasury obligations and repurchase agreements collateralized by U.S. Treasury obligations.

Important Risk Factors

The Fund is primarily subject to the “Debt Obligations” risk described under the “Summary of Important Risks” on page 6. The U.S. Treasury does not directly or indirectly insure or guarantee the performance of the Fund. Treasury obligations have historically involved little risk of loss of principal if held to maturity. However, fluctuations in market interest rates may cause the market value of Treasury obligations in the Fund’s portfolio to fluctuate.

You should consider these risks, along with the “Additional Strategies and General Investment Risks” section beginning on page 36. These considerations are all important to your investment choice.

32	Money Market Funds Prospectus

Financial Highlights

This table is intended to help you understand the Fund’s financial performance for the past 5 years (or for the life of the Fund, if shorter). Certain information reflects financial results for a single Fund share. Total returns represent the rate that you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions). KPMG LLP audited this information which, along with its report and the Fund’s financial statements, is also contained in the Fund’s annual report, a copy of which is available upon request.

FOR A SHARE OUTSTANDING
	CLASS A SHARES—COMMENCED ON JULY 28, 2003

For the period ended:	Feb. 28, 2006[4]	March 31, 2005	March 31, 2004
Net asset value, beginning of period	$1.00	$1.00	$1.00
Income from investment operations:
Net investment income (loss)	0.03	0.01	0.00
Net realized and unrealized gain (loss) on investments	0.00	0.00	0.00
Total from investment operations	0.03	0.01	0.00
Less distributions:
Distributions from net investment income	(0.03)	(0.01)	0.00
Distributions from net realized gain	0.00	0.00	0.00
Total from distributions	(0.03)	(0.01)	0.00
Net asset value, end of period	$1.00	$1.00	$1.00
Total return[1]	2.64%	1.02%	0.26%
Ratios/supplemental data:
Net assets, end of period (000s)	$2,773,558	$2,496,955	$2,457,864
Ratios to average net assets[2]:
Ratio of expenses to average net assets	0.65%	0.65%	0.65%
Ratio of net investment income (loss) to average net assets	2.87%	1.02%	0.39%
Ratio of expenses to average net assets prior to waived fees and reimbursed expenses[2,3]	0.65%	0.66%	0.66%
[1]	Total return calculations would have been lower had certain expenses not been waived or reimbursed during the periods shown. Returns for periods of less than one year are not annualized.
[2]	Ratios shown for periods of less than one year are annualized.
[3]	During certain periods, various fees and/or expenses were waived and/or reimbursed. The ratio of gross expenses to average net assets reflects the expense ratio in the absence of any waivers and/or reimbursements.
[4]	The Fund changed its fiscal year-end from March 31 to February 28.

Money Market Funds Prospectus	33

100% Treasury Money Market Fund

Investment Objective

The 100% Treasury Money Market Fund seeks current income exempt from most state and local individual income taxes, while preserving capital and liquidity.

Investment Strategies

We actively manage a portfolio composed of short-term obligations issued by the U.S. Treasury. Our security selection is based on several factors, including yield and maturity, while taking into account the Fund’s overall level of liquidity and average maturity.

Permitted Investments

Under normal circumstances, we invest:

•	100% of total assets in high-quality, short-term money market instruments; and

•	100% of the Fund’s assets in U.S. Treasury obligations.

Important Risk Factors

The Fund is primarily subject to the “Debt Obligations” risk described in the “Summary of Important Risks” section on page 6. The U.S. Treasury does not directly or indirectly insure or guarantee the performance of the Fund. Treasury obligations have historically involved little risk of loss of principal if held to maturity. However, fluctuations in market interest rates may cause the market value of Treasury obligations in the Fund’s portfolio to fluctuate.

You should consider these risks, along with the “Additional Strategies and General Investment Risks” section beginning on page 36. These considerations are all important to your investment choice.

34	Money Market Funds Prospectus

Financial Highlights

This table is intended to help you understand the Fund’s financial performance for the past 5 years. Certain information reflects financial results for a single Fund share. Total returns represent the rate that you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions). KPMG LLP audited this information which, along with its report and the Fund’s financial statements, is also contained in the Fund’s annual report, a copy of which is available upon request.

FOR A SHARE OUTSTANDING
	CLASS A SHARES—COMMENCED ON NOVEMBER 8, 1999

For the period ended:	Feb. 28, 2006[4]	March 31, 2005	March 31, 2004	March 31, 2003	March 31, 2002	March 31, 2001
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from investment operations:
Net investment income (loss)	0.02	0.01	0.00	0.01	0.02	0.05
Net realized and unrealized gain (loss) on investments	0.00	0.00	0.00	0.00	0.00	0.00
Total from investment operations	0.02	0.01	0.00	0.01	0.02	0.05
Less distributions:
Distributions from net investment income	(0.02)	(0.01)	0.00	(0.01)	(0.02)	(0.05)
Distributions from net realized gain	0.00	0.00	0.00	0.00	0.00	0.00
Total from distributions	(0.02)	(0.01)	0.00	(0.01)	(0.02)	(0.05)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[1]	2.50%	0.96%	0.36%	0.96%	2.48%	5.39%
Ratios/supplemental data:
Net assets, end of period (000s)	$201,384	$160,233	$162,883	$209,285	$161,947	$98,260
Ratios to average net assets[2]:
Ratio of expenses to average net assets	0.65%	0.65%	0.65%	0.65%	0.65%	0.65%
Ratio of net investment income (loss) to average net assets	2.72%	0.94%	0.37%	0.94%	2.33%	5.28%
Ratio of expenses to average net assets prior to waived fees and reimbursed expenses[2,3]	0.83%	0.86%	0.90%	0.81%	0.79%	0.74%
[1]	Total return calculations would have been lower had certain expenses not been waived or reimbursed during the periods shown. Total returns for periods of less than one year are not annualized.
[2]	Ratios shown for periods of less than one year are annualized.
[3]	During each period, various fees and/or expenses were waived and/or reimbursed. The ratio of gross expenses to average net assets reflects the expense ratio in the absence of any waivers and/or reimbursements.
[4]	The Fund changed its fiscal year-end from March 31 to February 28.

Money Market Funds Prospectus	35

Additional Strategies and General Investment Risks

Investment practices and relative risk levels are carefully monitored. Every attempt is made to ensure that the risk exposure for each Fund remains within the parameters of its objective and strategies.

Understanding the risks involved in mutual fund investing will help you make an informed decision that takes into account your risk tolerance and preferences. You should carefully consider the risks common to investing in all mutual funds, including the Wells Fargo Advantage FundsSM. Certain common risks are identified in the “Summary of Important Risks” section on page 6. Other risks of mutual fund investing include the following:

•	Unlike bank deposits, such as CDs or savings accounts, mutual funds are not insured by the FDIC.

•	We cannot guarantee that a Fund will meet its investment objective. In particular, we cannot guarantee that a Fund will be able to maintain a $1.00 per share NAV.

•	We do not guarantee the performance of a Fund, nor can we assure you that the market value of your investment will not decline. We will not “make good” on any investment loss you may suffer, nor can anyone we contract with to provide services, such as selling agents or investment advisers, offer or promise to make good on any such losses.

•	An investment in a single Fund, by itself, does not constitute a complete investment plan.

•	Certain Funds may invest a portion of their assets in U.S. Government obligations, such as securities issued or guaranteed by the Government National Mortgage Association (“GNMAs”), the Federal National Mortgage Association (“FNMAs”) and the Federal Home Loan Mortgage Corporation (“FHLMCs”). Some of these obligations are mortgage-backed securities representing partial ownership of a pool of residential mortgage loans. Mortgage-backed securities are subject to prepayment and extension risk, which can alter the duration of the securities and also reduce the rate of return on the portfolio. It is important to recognize that the U.S. Government does not guarantee the market value or current yield of U.S. Government obligations. Not all U.S. Government obligations are backed by the full faith and credit of the U.S. Government, and the U.S. Government’s guarantee does not extend to the Funds themselves.

What follows is a general list of the types of risks (some of which have been previously described) that may apply to a given Fund and a table showing some of the additional investment practices that each Fund may use and the key risks associated with them. Additional information about these practices is available in the Statement of Additional Information.

Counter-Party Risk—The risk that the other party in a repurchase agreement or other transaction will not fulfill its contract obligation.

Credit Risk—The risk that the issuer of a debt obligation will be unable to make interest payments or repay principal on schedule. If an issuer does default, the affected security could lose all of its value, or be renegotiated at a lower interest rate or principal amount. Affected securities might also lose liquidity. Credit risk also includes the risk that a party in a transaction may not be able to complete the transaction as agreed.

Foreign Investment Risk—The additional risks associated with foreign investments, including those related to adverse political, regulatory, market or economic developments. Other risks associated with investing in foreign obligations include those related to withholding and other taxes and potentially less stringent investor protection and disclosure standards.

Interest Rate Risk—The risk that changes in interest rates can reduce the value of a security. Generally, when interest rates increase, the value of a debt obligation decreases. The effect is usually more pronounced for securities with longer dates to maturity.

36	Money Market Funds Prospectus

Leverage Risk—The risk that an investment practice, such as engaging in forward commitment or when-issued securities transactions, may increase a Fund’s exposure to market risk, interest rate risk, or other risks by, in effect, increasing assets available for investment.

Liquidity Risk—The risk that a security cannot be sold at the time desired, or cannot be sold without adversely affecting the price.

Market Risk—The risk that the value of a security will be reduced by market activity. This is a basic risk associated with all securities.

Non-Diversification Risk—The risk that, because the percentage of a non-diversified fund’s assets that may be invested in the securities of a single issuer is not limited by the 1940 Act, greater investment in a single issuer makes a fund more susceptible to financial, economic or market events impacting the issuer. (A “diversified” investment company is required by the 1940 Act generally, with respect to 75% of its total assets, to invest not more than 5% of such assets in the securities of a single issuer.)

Regulatory Risk—The risk that changes in government regulations will adversely affect the value of a security. Also the risk that an insufficiently regulated market might permit inappropriate practices that adversely affect an investment.

In addition to the general risks discussed above and under “Summary of Important Risks,” you should carefully consider and evaluate any special risks that may apply to investing in a particular Fund. See the “Important Risk Factors” in the summary for each Fund. You should also see the Statement of Additional Information for additional information about the investment practices and risks particular to each Fund.

Money Market Funds Prospectus	37

Additional Strategies and General Investment Risks

Investment Practice/Risk

The following table lists certain regular investment practices of the Funds, including some not disclosed in the Investment Objective and Investment Strategies sections of the Prospectus. The risks indicated after the description of the practice are NOT the only potential risks associated with that practice, but are among the more prominent. Market risk is assumed for each investment practice. See the Statement of Additional Information for more information on these practices.

Remember, each Fund is designed to meet different investment needs and objectives.

		CALIFORNIA TAX-FREE	GOVERNMENT	MINNESOTA	MONEY MARKET	NATIONAL TAX-FREE	TREASURY PLUS	100% TREASURY

INVESTMENT PRACTICE	PRINCIPAL RISK(S)
Borrowing Policies The ability to borrow money for temporary purposes (e.g. to meet shareholder redemptions).	Leverage Risk	●	●	●	●	●	●	●
Floating and Variable Rate Debt Instruments with interest rates that are adjusted either on a schedule or when an index or benchmark changes.	Interest Rate and Credit Risk	●	●	●	●	●
Foreign Obligations Dollar-denominated debt obligations of non-U.S. companies, foreign banks, foreign governments, and other foreign entities.	Foreign Investment, Liquidity and Regulatory Risk				●
Illiquid Securities A security which may not be sold or disposed of in the ordinary course of business within seven days at the value determined by the Fund. Limited to 10% of net assets.	Liquidity Risk	●	●	●	●	●
Repurchase Agreements A transaction in which the seller of a security agrees to buy back a security at an agreed upon time and price, usually with interest.	Counter-Party Risk		●		●		●

38	Money Market Funds Prospectus

Organization and Management of the Funds

A number of different entities provide services to the Funds. This section shows how the Funds are organized, lists the entities that perform different services, and explains how these service providers are compensated. Further information is available in the Statement of Additional Information for the Funds.

About Wells Fargo Funds Trust

The Trust was organized as a Delaware statutory trust on March 10, 1999. The Board of Trustees of the Trust (the “Board”) supervises each Fund’s activities, monitors its contractual arrangements with various service providers and decides upon matters of general policy.

The Board supervises the Funds’ activities and approves the selection of various companies hired to manage the Funds’ operation. The major service providers are described in the diagram below. Except for the advisers, which generally may be changed only with shareholder approval, if the Board believes that it is in the best interests of the shareholders, it may change service providers.

BOARD OF TRUSTEES
Supervises the Funds’ activities

Ú

INVESTMENT ADVISER	CUSTODIAN
Wells Fargo Funds Management, LLC 525 Market St. San Francisco, CA Manages the Funds’ investment activities	Wells Fargo Bank, N.A. 6th & Marquette Minneapolis, MN Provides safekeeping for the Funds’ assets

Ú

INVESTMENT SUB-ADVISER
Wells Capital Management Incorporated 525 Market St. San Francisco, CA Responsible for day-to-day portfolio management

Ú

ADMINISTRATOR	TRANSFER AGENT	SHAREHOLDER SERVICING AGENTS
Wells Fargo Funds Management, LLC 525 Market St. San Francisco, CA	Boston Financial Data Services, Inc. Two Heritage Dr. Quincy, MA	Various Agents
Manages the Funds’ business activities	Maintains records of shares and supervises the paying of dividends	Provide services to customers

Ú

FINANCIAL SERVICES FIRMS AND SELLING AGENTS
Advise current and prospective shareholders on Fund investments

Ú

SHAREHOLDERS

Money Market Funds Prospectus	39

Organization and Management of the Funds

The Investment Adviser

Funds Management serves as the investment adviser for each of the Funds. Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company, was created to succeed to the mutual fund advisory responsibilities of Wells Fargo Bank and is an affiliate of Wells Fargo Bank. Wells Fargo Bank, which was founded in 1852, is the oldest bank in the western United States and is one of the largest banks in the United States. The Funds’ adviser is responsible for implementing the investment policies and guidelines for the Funds, and for supervising the sub-adviser, who is responsible for the day-to-day portfolio management of the Funds. For providing these services, Funds Management is entitled to receive fees as shown in the table of Annual Fund Operating Expenses under “Management Fees” in the front of this Prospectus. A discussion regarding the basis for the Board approving the investment advisory and subadvisory agreements for the Funds is available in the Funds’ semi-annual report for the fiscal half-year ended September 30, 2005. As of March 31, 2006, Funds Management provided advisory services for over $110.3 billion in mutual fund assets.

The Sub-Adviser

Wells Capital Management Incorporated (“Wells Capital Management”), an affiliate of Funds Management, is the sub-adviser for the Funds. In this capacity, Wells Capital Management is responsible for the day-to-day investment management activities of the Funds. Wells Capital Management provides investment advisory services for registered mutual funds, company retirement plans, foundations, endowments, trust companies, and high net-worth individuals. As of March 31, 2006, Wells Capital Management managed assets aggregating in excess of $175.6 billion. Wells Capital Management is compensated for its services by Funds Management from the fees Funds Management receives for its services as the Funds’ adviser.

The Administrator

Funds Management provides the Funds with administrative services, including general supervision of each Fund’s operation, coordination of the other services provided to each Fund, compilation of information for reports to the SEC and the state securities commissions, preparation of proxy statements and shareholder reports, and general supervision of data compilation in connection with preparing periodic reports to the Trust’s Trustees and officers. Funds Management also furnishes office space and certain facilities to conduct each Fund’s business.

Shareholder Servicing Plan

We have a shareholder servicing plan for each Fund. Under this plan, we have agreements with various shareholder servicing agents to process purchase and redemption requests, to service shareholder accounts, and to provide other related services. For these services, each Fund pays an annual fee of up to 0.25% of its average daily net assets. Selling or shareholder servicing agents, in turn, may pay some or all of these amounts to their employees or registered representatives who recommend or sell Fund shares or make investment decisions on behalf of their clients.

The Transfer Agent

Boston Financial Data Services, Inc. (“BFDS”) provides transfer agency and distribution disbursing services to the Funds.

40	Money Market Funds Prospectus

Your Account

This section tells you how Fund shares are priced, how to open an account and how to buy, sell or exchange Fund shares once your account is open.

Pricing Fund Shares

•	As with all mutual fund investments, the price you pay to purchase shares or the price you receive when you redeem shares is not determined until after a request has been received in proper form by the transfer agent. The price of Fund shares is based on a Fund’s NAV. The price at which a purchase or redemption of Fund shares is effected is based on the next calculation of NAV after the order is placed.

•	We determine the NAV of each Fund’s shares each business day. We determine the NAV by subtracting a Fund class’s liabilities from its total assets, and then dividing the results by the total number of outstanding shares of that class. We determine the NAV of the Government Money Market Fund and the Treasury Plus Money Market Fund at 5:00 p.m. (ET), and of all other Funds at 4:00 p.m. (ET). If the markets close early, the Funds may close early and may value their shares at earlier times under these circumstances. Requests the transfer agent receives in proper form before these times are processed the same day. Requests the transfer agent receives after these times are processed the next business day. Information on the timing of dividend accrual in connection with a purchase or a redemption of shares is referenced in the How to Buy Shares and How to Sell Shares sections on the following pages.

•	Each Fund’s assets are valued using the amortized cost method, in accordance with Rule 2a-7 under the 1940 Act. See the Statement of Additional Information for further disclosure.

Money Market Funds Prospectus	41

Your Account

Minimum Investments

•	Minimum initial investment of $1,000 per Fund, and $250 for a retirement account; or

•	$50 monthly minimum investment per Fund if you use the Automatic Investment Plan; and

•	$100 per Fund for all investments after your initial investment.

•	Institutions, through which an investor may purchase shares, may require different minimum investment amounts. Please consult your selling agent or a customer service representative at your Institution for specifics.

We may waive or reduce the minimum initial investment amount for purchases made through certain retirement, benefit and pension plans, through certain packaged investment products, or for certain classes of shareholders as permitted by the SEC. Check the specific disclosure statements and Applications for the program through which you intend to invest.

How to Open an Account

You can open a Wells Fargo Advantage Funds account through any of the following means:

•	Directly with the Fund—Complete a Wells Fargo Advantage Funds Application, which you may obtain by visiting our Web site at www.wellsfargo.com/advantagefunds, by calling Investor Services at 1-800-222-8222, or from an authorized selling agent. Be sure to indicate the Fund name and the share class into which you intend to invest when completing the application.

•	Through a brokerage account with an approved selling agent; or

•	Through certain retirement, benefit and pension plans or certain packaged investment products (please see the providers of the plan for instructions).

In addition to payments made by the Funds for distribution and shareholder servicing, the Adviser, the Funds’ distributor or their affiliates, may pay out of their own assets, and at no cost to the Funds, significant amounts to selling or shareholder servicing agents in connection with the sale and distribution of shares of the Funds or for services to the Funds and their shareholders.

In return for these payments, the Funds may receive certain marketing or servicing advantages including, without limitation, inclusion of the Funds on a selling agent’s “preferred list”; providing “shelf space” for the placement of the Funds on a list of mutual funds offered as investment options to its clients; granting access to a selling agent’s registered representatives; providing assistance in training and educating the selling agent’s registered representatives and furnishing marketing support and other related services. Additionally, the Funds and their shareholders may receive certain services including, but not limited to, establishing and maintaining accounts and records; answering inquiries regarding purchases, exchanges and redemptions; processing and verifying purchase, redemption and exchange transactions; furnishing account statements and confirmations of transactions; processing and mailing monthly statements, prospectuses, shareholder reports and other SEC-required communications; and providing the types of services that might typically be provided by a Fund’s transfer agent (e.g., the maintenance of omnibus or omnibus—like accounts, the use of the National Securities Clearing Corporation for the transmission of transaction information and the transmission of shareholder mailings).

Payments made by the Funds’ Adviser, distributor or their affiliates, for the advantages and services described above, may be fixed dollar amounts, may be based on a percentage of sales and/or assets under management or a combination of the above, and may be up-front or ongoing payments or both. Such payments may be based on the number of customer accounts maintained by the selling or shareholder servicing agent, or based on a percentage of the value of shares sold to, or held by, customers of the selling or shareholder servicing agent, and may differ among selling and shareholder servicing agents.

42	Money Market Funds Prospectus

Notes on Managing Your Account

In addition, representatives of the Funds’ distributor visit selling agents on a regular basis to educate their registered representatives and to encourage the sale of Fund shares. The costs associated with such visits and any arrangement, such as sponsoring various contests and promotions to encourage the sale of Fund shares, may be paid for by the Adviser, the Funds’ distributor or its affiliates, subject to applicable NASD regulations.

Money Market Funds Prospectus	43

Your Account

The following section explains how you can buy shares directly from Wells Fargo Advantage Funds. For Funds held through brokerage and other types of accounts, please consult your selling agent.

GENERAL NOTES FOR PURCHASING FUND SHARES

•	The initial investment minimum is $1,000, or $250 for a retirement account; however, you may start your account with $50 if you elect the Automatic Investment Plan option on your Application.

•	Subsequent purchases may be made for a minimum of $100.

•	When mailing your application, payment or other documentation to Wells Fargo Advantage Funds, use the appropriate address below:

Mailing address:	Wells Fargo Advantage Funds	Overnight Mail:	Wells Fargo Advantage Funds
	P.O. Box 8266 Boston, MA 02266-8266		ATTN: CCSU-Boston Financial 66 Brooks Drive Braintree, MA 02184

• When wiring money to Wells Fargo Advantage Funds, provide the following wire instructions to your financial institution:

	State Street Bank & Trust Boston, MA Bank Routing Number: ABA 011000028 Wire Purchase Account Number: 9905-437-1		Attention: Wells Fargo Advantage Funds (Name of Fund, Account Number, and Share Class) Account Name: (Registration Name of Account)

•	Shares begin earning dividends after the transfer agent receives your purchase order in proper form and the purchase amount is received by the Fund’s custodian. It is requested that purchase orders and wires be placed as early in the day as possible. Failure to complete an Application properly may result in a delay in processing your purchase order.

•	All purchases must be in U.S. dollars, and all checks must be drawn on U.S. banks. It is expected that purchases in the form of investment checks do not accrue dividends until the next business day after receipt.

44	Money Market Funds Prospectus

How to Buy Shares

•	Assuming the purchase amount is received by the Fund’s custodian no later than the close of the Federal Funds Wire, which is normally 6:00 p.m. (ET), dividends will accrue as follows:

If a proper order is received:	Dividends begin to Accrue:

California Tax-Free Money Market
Minnesota Money Market
National Tax-Free Money Market
• By 12:00 p.m. (ET)	Same Business Day
• After 12:00 p.m. (ET)	Next Business Day

100% Treasury Money Market
• By 1:00 p.m. (ET)	Same Business Day
• After 1:00 p.m. (ET)	Next Business Day

Money Market
• By 3:00 p.m. (ET)	Same Business Day
• After 3:00 p.m. (ET)	Next Business Day

Government Money Market
Treasury Plus Money Market
• By 4:30 p.m. (ET)	Same Business Day
• After 4:30 p.m. (ET)	Next Business Day

For every check or Electronic Funds Transfer that is returned to us as unpaid you will be charged a $25 fee. In the event that your purchase amount is not received by the close of the Federal Funds Wire for purchases by wire or Electronic Funds Transfer, we reserve the right to hold you responsible for any losses, expenses or fees incurred by the Fund, its transfer agent or its custodian.

•	When all or a portion of a purchase is received for investment without a clear Fund designation or is designated for investment in one of our closed classes of Funds, we may deposit the undesignated portion or the entire amount, as applicable, into the Wells Fargo Advantage Money Market Fund. We will treat your inaction as approval of this purchase until you later direct us to sell or exchange these shares of the Money Market Fund, at the next NAV calculated after we accept your order.

•	Each Fund reserves the right to refuse or cancel a purchase or exchange order in cases where the acceptance of the order would, in the Fund’s determination, adversely impact the normal management or operations of the Fund.

•	The information provided in this Prospectus is not intended for distribution to, or use by, any person or entity in any jurisdiction or country where such distribution or use would be contrary to law or regulation, or which would subject Fund shares to any registration requirement within such jurisdiction or country.

Money Market Funds Prospectus	45

Your Account

BY MAIL

IF YOU ARE BUYING SHARES FOR THE FIRST TIME:

•	Complete a Wells Fargo Advantage Funds Application. Be sure to indicate the full Fund name and the share class into which you intend to invest. You may obtain an application on-line (visit our Web site at www.wellsfargo.com/advantagefunds), by calling Investor Services at 1-800-222-8222, or from an authorized selling agent.

•	Enclose a check made out in the full name and share class of the Fund. For example, “Wells Fargo Advantage Treasury Plus Money Market Fund, Class A.”

•	Mail the Application and payment to Wells Fargo Advantage Funds.

IF YOU ARE BUYING ADDITIONAL SHARES:

•	Make a check payable to the full name and share class of your Fund for at least $100. Be sure to write your account number on the check.

•	Complete an investment slip or the payment stub/card from your statement if available, and mail to Wells Fargo Advantage Funds.

•	To request a booklet of investment slips, please contact Investor Services at 1-800-222-8222.

BY PHONE

IF YOU ARE BUYING SHARES FOR THE FIRST TIME:

You can only make your first purchase of a Fund by phone if you already have an existing Wells Fargo Advantage Funds Account. If you do not currently have an account, complete a Wells Fargo Advantage Funds Application. Refer to the ‘By Mail’ section, above.

If you have a Wells Fargo Advantage Funds Account and want to buy into a new Fund, call Investor Services at 1-800-222-8222 for an Investor Services Representative to either:

•	transfer at least $1,000 (or $250 for retirement accounts) from a linked bank account, or

•	exchange at least $1,000 (or $250 for retirement accounts) worth of shares from an existing Wells Fargo Advantage Funds Account.

Call 1-800-368-7550 to use the automated phone system to:

•	exchange at least $1,000 (or $250 for retirement accounts) worth of shares from an existing Wells Fargo Advantage Funds Account.

IF YOU ARE BUYING ADDITIONAL SHARES:

To buy additional shares, call Investor Services at 1-800-222-8222 for an Investor Services Representative or call 1-800-368-7550 to use the automated phone system to either:

•	transfer at least $100 from a linked bank account, or

•	exchange at least $100 worth of shares from an existing Wells Fargo Advantage Funds Account, or the remaining balance of your existing account.

46	Money Market Funds Prospectus

How to Buy Shares

BY INTERNET ACCESS

IF YOU ARE BUYING SHARES FOR THE FIRST TIME:

To buy into a new Fund, visit our Web site at www.wellsfargo.com/advantagefunds to:

•	exchange at least $1,000 (or $250 for retirement accounts) worth of shares from an existing Wells Fargo Advantage Funds Account.

On-line purchases are limited to a maximum of $100,000.

IF YOU ARE BUYING ADDITIONAL SHARES:

To buy additional shares, visit our Web site at www.wellsfargo.com/advantagefunds to either:

•	transfer at least $100 from a linked bank account, or

•	exchange at least $100 worth of shares from an existing Wells Fargo Advantage Funds Account, or the remaining balance of your existing account.

Further information is available by calling Investor Services at 1-800-222-8222.

BY WIRE

IF YOU ARE BUYING SHARES FOR THE FIRST TIME:

You can make your first purchase of a Fund by wire. Complete a Wells Fargo Advantage Funds Application and follow the mailing and wire instructions on page 44.

IF YOU ARE BUYING ADDITIONAL SHARES:

Instruct your bank/financial institution to wire the amount you want to invest in accordance with the wire instructions on page 44. Be sure to have the wiring bank include your current account number and the name your account is registered in.

Money Market Funds Prospectus	47

Your Account

The following section explains how you can sell shares held directly through an account with Wells Fargo Advantage Funds. For Fund shares held through brokerage or other types of accounts, please consult your selling agent.

BY MAIL

•	To request a redemption, write a “Letter of Instruction” stating your name, your account number, the Fund you wish to redeem and the dollar amount you wish to receive (or write “Full Redemption”).

•	Make sure all the account owners sign the request exactly as their names appear on the account application.

•	Medallion guarantees are required for mailed redemption requests under the following circumstances: i) if the request is for over $100,000; ii) if the address on your account was changed within the last 30 days, or iii) if the redemption is made payable to a third party. You can get a medallion guarantee at a financial institution, such as a bank or brokerage house. We do not accept notarized signatures.

•	Mail to: Wells Fargo Advantage Funds

P.O. Box 8266

Boston, MA 02266-8266

BY PHONE

•	Call Investor Services at 1-800-222-8222 for an Investor Services Representative or call 1-800-368-7550 to use the automated phone system to request a redemption. Be prepared to provide your account number and Taxpayer Identification Number (usually your Social Security Number).

•	Unless you have instructed us otherwise, only one account owner needs to call in redemption requests.

•	Telephone privileges are automatically made available to you unless you specifically decline them on your Application or subsequently in writing.

•	Redemption requests may not be made by phone if the address on your account was changed in the last 30 days. In this event, you must request your redemption by mail, in accordance with the procedures listed above.

BY INTERNET

•	Visit our Web site at www.wellsfargo.com/advantagefunds to process your redemption request. Redemptions requested on-line are limited to a maximum of $100,000. Redemption proceeds may be remitted by check to your address of record, by Electronic Funds Transfer into a linked bank account, or by wire.

See ‘General Notes for Selling Shares,’ below. Further information is available by calling Investor Services at 1-800-222-8222.

48	Money Market Funds Prospectus

How to Sell Shares

GENERAL NOTES FOR SELLING SHARES

•	We will process requests to sell shares at the first NAV calculated after a request in proper form is received by the transfer agent.

•	The minimum redemption amount is $100 or the balance of your account.

•	Your redemption of Money Market Fund Class B shares is net of any applicable CDSC.

•	You may request that redemption proceeds be sent to you by check, by Electronic Funds Transfer into a bank account, or by wire. Please call Investor Services regarding requirements for linking bank accounts or for wiring funds. We reserve the right to charge a fee for wiring funds although it is not currently our practice to do so. Please contact your bank to verify any charges that it may assess for an incoming wire transfer.

•	Requests for redemption proceeds by check or Electronic Funds Transfer that are received in proper form will be sent out by the next business day after receipt and will earn a dividend until the day such proceeds are sent.

Wire Redemption requests received:	Proceeds Wired	Dividends

California Tax-Free Money Market
Minnesota Money Market
National Tax-Free Money Market
• By 12:00 p.m. (ET)	Same Business Day	Not earned on day of request
• After 12:00 p.m. (ET)	Next Business Day	Earned on day of request

100% Treasury Money Market
• By 1:00 p.m. (ET)	Same Business Day	Not earned on day of request
• After 1:00 p.m. (ET)	Next Business Day	Earned on day of request

Money Market
• By 3:00 p.m. (ET)	Same Business Day	Not earned on day of request
• After 3:00 p.m. (ET)	Next Business Day	Earned on day of request

Government Money Market
Treasury Plus Money Market
• By 4:30 p.m. (ET)	Same Business Day	Not earned on day of request
• After 4:30 p.m. (ET)	Next Business Day	Earned on day of request

•	We reserve the right to delay payment of a redemption so that we may be reasonably certain that investments made by check, through Electronic Funds Transfer or the Automatic Investment Plan have been finally collected. Our ability to determine with reasonable certainty that investments have been finally collected is greater for investments coming from accounts with banks affiliated with Funds Management than it is for investments coming from accounts with unaffiliated banks. Payments may be held up to 7 days for redemptions of shares purchased by check or through Electronic Funds Transfer. Redemption payments also may be delayed under extraordinary circumstances or as permitted by the SEC in order to protect remaining shareholders.

•	Generally, we pay redemption requests in cash, unless it is determined that the redemption would be to the detriment of a Fund and/or its shareholders. In such case, we may pay all or part of the redemption in securities of equal value as permitted under the 1940 Act, and the rules thereunder. The redeeming shareholder should expect to incur transaction costs upon the disposition of the securities received.

•	If you purchased shares through a packaged investment product or retirement plan, read the directions for selling shares provided by the product or plan. There may be special requirements that are in addition to or supersede the directions in this Prospectus.

Money Market Funds Prospectus	49

Your Account

All of the Funds in this Prospectus offer Class A shares. The Money Market Fund also offers Class B shares, which are available for direct purchase by shareholders wishing to exchange over time, or dollar-cost average, into Class B shares of other Funds. Class B shares have a CDSC payable upon redemption that diminishes over time, and higher ongoing expenses than Class A shares. Class B shares convert to Class A shares after seven years to avoid the higher ongoing expenses assessed against Class B shares.

Orders for Class B shares of $100,000 or more will be refused.

Please see the expenses listed for the Money Market Fund Class B shares and the CDSC schedule below before making your investment decision. You may also wish to discuss this choice with your financial consultant.

CDSC Schedule

Money Market Fund Class B shares purchased directly will be subject to a CDSC if redeemed, rather than exchanged, within six years of the purchase date. Certain exceptions apply (see “CDSC Waivers”). The CDSC schedule for shares purchased directly is as follows:

CLASS B SHARES HAVE THE FOLLOWING CDSC SCHEDULE:
REDEMPTION WITHIN	1 YEAR	2 YEARS	3 YEARS	4 YEARS	5 YEARS	6 YEARS	7 YEARS	8 YEARS
CDSC	5.00%	4.00%	3.00%	3.00%	2.00%	1.00%	0.00%	A shares

The CDSC percentage you pay on shares purchased prior to June 9, 2003, is applied to the lower of NAV of the shares on the date of the original purchase, or the NAV of the shares on the date of redemption. For shares purchased on or after June 9, 2003, the CDSC percentage you pay is applied to the NAV of the shares on the date of original purchase.

To determine whether the CDSC applies to a redemption, the Fund will first redeem shares acquired by reinvestment of any distributions and then will redeem shares in the order in which they were purchased (such that shares held the longest are redeemed first). After shares are held for six years, the CDSC expires. After shares are held for seven years, the Class B shares are converted to Class A shares to reduce your future ongoing expenses.

CDSC Waivers

•	You pay no CDSC on Fund shares you purchase with reinvested distributions.

•	We waive the CDSC for all redemptions made because of scheduled (Internal Revenue Code Section 72(t) withdrawal schedule) or mandatory (withdrawals generally made after age 70 1/2 according to Internal Revenue Service (“IRS”) guidelines) distributions from traditional IRAs and certain other retirement plans. (See your retirement plan information for details).

•	We waive the CDSC for redemptions made in the event of the shareholder’s death or for a disability suffered after purchasing shares. (“Disability” is defined in Internal Revenue Code Section 72(m)(7).)

•	We waive the CDSC for redemptions made at the direction of Funds Management, for example, in order to complete a merger.

•	We waive the Class B CDSC for withdrawals made by former Norwest Advantage Funds shareholders in certain qualified accounts up to certain limits. (See the Statement of Additional Information for further details).

CDSCs may be reduced or waived under certain circumstances and for certain groups. Please consult your financial advisor or Wells Fargo Advantage Funds for assistance.

50	Money Market Funds Prospectus

Investments in Money Market Fund Class B Shares

No CDSC is imposed on withdrawals of Class B shares that meet the following circumstances:

•	withdrawals are made by participating in the Systematic Withdrawal Plan; and

•	withdrawals may not exceed 10% of your Fund assets (including “free shares”) annually based on your anniversary date in the Systematic Withdrawal Plan.

Contact your selling agent for further details.

Distribution Plan

We have adopted a Distribution Plan (“Plan”) pursuant to Rule 12b-1 under the 1940 Act for the Class B shares of the Money Market Fund. The Plan authorizes the payment of all or part of the cost of preparing and distributing prospectuses and distribution-related services including ongoing compensation to selling agents. The Plan also provides that, if and to the extent any shareholder servicing payments are recharacterized as payments for distribution-related services, they are approved and payable under the Plan. For these services, the Class B shares of the Money Market Fund pay an annual fee of 0.75% of average daily net assets.

These fees are paid out of the Money Market Fund’s assets attributable to the Class B shares on an ongoing basis. Over time, these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Money Market Funds Prospectus	51

Exchanges

Exchanges between Wells Fargo Advantage Funds involve two transactions: a sale of shares of one Fund and the purchase of shares of another. In general, the same rules and procedures that apply to sales and purchases apply to exchanges. There are, however, additional factors you should keep in mind while making or considering an exchange:

•	In general, exchanges may be made between like share classes of any Wells Fargo Advantage Fund offered to the general public for investment. Class C shares of non-money market Funds may also be exchanged for Class A shares of any Wells Fargo Advantage money market fund. However, such exchanged Class C shares may only be re-exchanged for Class C shares of non-money market Funds.

•	An exchange request will be processed on the same business day, provided that both Funds are open at the time the request is received. If one or both Funds are closed, the exchange will be processed on the following business day.

•	You should carefully read the prospectus for the Fund into which you wish to exchange.

•	If you exchange between Class A shares of a money market Fund and Class A shares of a non-money market Fund, you will buy shares at the Public Offering Price (“POP”) of the new Fund unless you are otherwise eligible to buy shares at NAV.

•	If you are making an initial investment into a Fund through an exchange, you must exchange at least the minimum first purchase amount for the new Fund, unless your balance has fallen below that amount due to market conditions.

•	Any exchange between Funds you already own must meet the minimum redemption and subsequent purchase amounts for the Funds involved.

•	Class B and Class C share exchanges will not trigger the CDSC. The new shares will continue to age according to their original schedule while in the new Fund and will be charged the CDSC applicable to the original shares upon redemption.

Generally, we will notify you at least 60 days in advance of any changes in the exchange rules.

Frequent Purchases and Redemptions of Fund Shares

Excessive trading by Fund shareholders can negatively impact a Fund and its long-term shareholders by increasing expenses or lowering returns. However, money market funds, which are typically utilized by investors for cash management purposes and invest in highly liquid securities, are not as susceptible to these negative effects as non-money market Funds. Moreover, because all money market Funds typically maintain a $1.00 net asset value, there is no significant financial incentive for an investor to attempt to market time investments into a money market Fund.

Although the policies adopted by the Funds do not prohibit frequent trading between money market Funds, Funds Management will seek to prevent an investor from utilizing a money market Fund to facilitate frequent purchases and redemptions of shares in non-money market Funds. If Funds Management determines that an account has engaged in timing activities in contravention of the Funds’ policies (as described in the prospectus for the non-money market Fund), an account is prevented from purchasing additional shares or making further exchanges. Once the account has redeemed all of its shares, the account is closed.

52	Money Market Funds Prospectus

Additional Services and Other Information

Automatic Plans

These plans help you conveniently purchase and/or redeem shares each month. Once you select a plan, tell us the day of the month you would like the transaction to occur and specify an amount of at least $50. If you do not specify a date, we will process the transaction on or about the 25th day of the month. Call Investor Services at 1-800-222-8222 for more information.

•	Automatic Investment Plan—With this plan, you can regularly purchase shares of a Wells Fargo Advantage Fund with money automatically transferred from a linked bank account.

•	Automatic Exchange Plan—With this plan, you can regularly exchange shares of a Wells Fargo Advantage Fund you own for shares of another Wells Fargo Advantage Fund. See the “Exchanges” section of this Prospectus for the conditions that apply to your shares. This feature may not be available for certain types of accounts.

•	Systematic Withdrawal Plan—With this plan, you can regularly redeem shares and receive the proceeds by check or by transfer to a linked bank account. To participate in this plan, you:

•	must have a Fund account valued at $10,000 or more;

•	must have your distributions reinvested; and

•	may not simultaneously participate in the Automatic Investment Plan.

•	Payroll Direct Deposit—With this plan, you may transfer all or a portion of your paycheck, social security check, military allotment, or annuity payment for investment into the Fund of your choice.

It generally takes about ten days to establish a plan once we have received your instructions. It generally takes about five days to change or cancel participation in a plan. We may automatically cancel your plan if the linked bank account you specified is closed, or for other reasons.

Income and Gain Distributions

The Funds declare distributions of any net investment income daily and make such distributions monthly. The Funds make distributions of any realized net capital gains at least annually. Your distributions will be automatically reinvested in additional shares, unless your Institution directs otherwise. Your other options are to receive checks for these payments, have them automatically invested in the same class of another Wells Fargo Advantage Fund, or have them deposited into your bank account. With the check payment option, if checks remain uncashed for six months or are undeliverable by the Post Office, we will reinvest the distributions at the earliest date possible, and future distributions will be automatically reinvested. To change the current option for payment of distributions, please contact your Institution.

We offer the following distribution options. To change your current option for payment of dividends and net capital gains distributions, please call 1-800-222-8222.

•	Automatic Reinvestment Option—Lets you buy new shares of the same class of the Fund that generated the distributions. The new shares are purchased at NAV generally on the day the income is paid. This option is automatically assigned to your account unless you specify another option.

•	Check Payment Option—Allows you to receive checks for distributions mailed to your address of record or to another name and address that you have specified in written, medallion guaranteed instructions. If checks remain uncashed for six months or are undeliverable by the Post Office, we will reinvest the distributions at the earliest date possible, and future distributions will be automatically reinvested.

Money Market Funds Prospectus	53

Additional Services and Other Information

•	Bank Account Payment Option—Allows you to receive distributions directly in a checking or savings account through Electronic Funds Transfer. The bank account must be linked to your Wells Fargo Advantage Fund account. In order to establish a new linked bank account, you must send a written medallion guaranteed instruction along with a copy of a voided check or deposit slip. Any distribution returned to us due to an invalid banking instruction will be sent to your address of record by check at the earliest date possible, and future distributions will be automatically reinvested.

•	Directed Distribution Purchase Option—Lets you buy shares of a different Wells Fargo Advantage Fund of the same share class. The new shares are purchased at NAV generally on the day the income is paid. In order to establish this option, you need to identify the Fund and account the distributions are coming from, and the Fund and account to which the distributions are being directed. You must meet any required minimum purchases in both Funds prior to establishing this option. Remember, distributions have the effect of reducing the NAV per share by the amount distributed.

Taxes

The following discussion regarding income taxes is based on laws that were in effect as of the date of this Prospectus and summarizes only some of the important federal, California and Minnesota state income tax considerations affecting the Funds and you as a shareholder. It does not apply to foreign or tax-exempt shareholders or those holding Fund shares through a tax-advantaged account, such as a 401(k) Plan or Individual Retirement Account (“IRA”). This discussion is not intended as a substitute for careful tax planning. You should consult your tax adviser about your specific tax situation. Please see the Statement of Additional Information for additional income tax information.

We will pass on to a Fund’s shareholders substantially all of the Fund’s net investment income and realized net capital gains, if any. It is intended that distributions of the California Tax-Free Money Market Fund’s, Minnesota Money Market Fund’s and National Tax-Free Money Market Fund’s net interest income from municipal obligations will not be subject to federal income tax, although a portion of such distributions could be subject to the federal AMT. It is intended that distributions of the California Tax-Free Money Market Fund’s net interest income from California state and municipal obligations will not be subject to California individual income tax. It is intended that distributions of the Minnesota Money Market Fund’s net interest income from Minnesota state and municipal obligations will not be subject to Minnesota individual income tax, although a portion of such distributions may be subject to the Minnesota AMT. Distributions of ordinary income from these Funds attributable to other sources and of ordinary income from all other Funds attributable to all sources, if any, generally will be taxable to you as ordinary income.

Distributions of net investment income from the 100% Treasury Money Market Fund will be exempt in most jurisdictions from state and local individual income taxes, but may not be exempt from state and local corporate income and/or franchise taxes. In general, distributions also will not qualify for reductions in federal income taxation of dividends payable to individuals from certain domestic and foreign corporations.

Although the Funds do not expect to realize any capital gain, distributions of a Fund’s net short-term capital gain, if any, generally will be taxable to you as ordinary income and distributions of a Fund’s net long-term capital gain, if any, generally will be taxable to you as long-term capital gain. Corporate shareholders will not be able to deduct any distributions when determining their taxable income.

Any taxable distributions from a Fund normally will be taxable to you when paid, whether you take the distributions in cash or automatically reinvest them in additional Fund shares. Following the end of each year, we will notify you of the status of your distributions for the year.

54	Money Market Funds Prospectus

In certain circumstances, Fund shareholders will be subject to back-up withholding taxes.

As long as a Fund continually maintains a $1.00 NAV, you ordinarily will not recognize taxable gain or loss on the redemption or exchange of your Fund shares.

Check Writing

Check writing is offered on the Funds’ Class A shares. Checks written on your account are subject to the Funds’ Prospectus and the terms and conditions found in the front of the book of checks. Sign up for free check writing when you open your account or call 1-800-222-8222 to add it to an existing account. Check redemptions must be for a minimum of $500. Checks will only be honored if written against purchases made more than ten days before the check is presented for payment. Checks may not be written to close an account.

Portfolio Holdings Information

A description of the Funds’ policies and procedures with respect to disclosure of its portfolio holdings is available in the Funds’ Statement of Additional Information and on the Funds’ Web site at www.wellsfargo.com/advantagefunds.

Advance Notice of Large Transactions

We strongly urge you to begin all purchases and redemptions as early in the day as possible and to notify us at least one day in advance of transactions in excess of $50,000,000. This will allow us to manage the Funds most effectively. When you give us this advance notice, you must provide us with your name and account number.

Householding

To help keep Fund expenses low, generally we send a single copy of a prospectus or shareholder report to shareholders of the same household. If your household currently receives a single copy of a prospectus or shareholder report and you would prefer to receive multiple copies, please call Investor Services at 1-800-222-8222 or contact your selling agent.

Small Account Redemptions

We reserve the right to redeem certain accounts that fall below the minimum initial investment amount as the result of shareholder redemptions (as opposed to market movement). We will notify you approximately 60 days prior to such redemption and will provide you with the opportunity to make additional investments to bring your account above the minimum investment amount. Please call Investor Services at 1-800-222-8222 or contact your selling agent for further details.

Retirement Accounts

We offer a wide variety of retirement accounts for individuals and institutions, including large and small businesses. Please call 1-800-222-8222 for information on:

•	Individual Retirement Plans, including traditional IRAs and Roth IRAs.

•	Qualified Retirement Plans, including Simple IRAs, SEP IRAs, 403(b)(7)s, Keoghs, Pension Plans, Profit-Sharing Plans, and 401(k) Plans.

There may be special distribution requirements for a retirement account. For more information, call the appropriate number listed above. You may be charged a $10 annual account maintenance fee for each retirement account up to a maximum of $30 annually, and a $25 fee for transferring assets to another custodian or for closing a retirement account. Fees charged by Institutions may vary. If you sell shares from a non-IRA retirement account and you are eligible to roll the proceeds into another retirement plan, we will withhold a portion of the sale proceeds for federal income tax purposes, unless you transfer all of the proceeds to an eligible retirement plan.

Money Market Funds Prospectus	55

Additional Services and Other Information

Statements and Confirmations

Statements summarizing activity in your account are mailed quarterly. Confirmations are mailed following each purchase, sale, exchange, or transfer of Fund shares, except generally for Automatic Investment Plan transactions, Systematic Withdrawal Plan transactions using Electronic Funds Transfer, and purchases of new shares through the automatic reinvestment of distributions.

Statement Inquiries

Contact us in writing regarding any errors or discrepancies noted on your account statement within 60 days after the date of the statement confirming a transaction. We may deny your ability to refute a transaction if we do not hear from you within those 60 days.

Statement Reprints

Upon your request and for the applicable fee, you may obtain a reprint of an account statement. Please call Investor Services at 1-800-222-8222 for more information.

Transaction Authorizations

Telephone, electronic and clearing agency privileges allow us to accept transaction instructions by anyone representing themselves as the shareholder and who provides reasonable confirmation of their identity. We will not be liable for any losses incurred if we follow such instructions we reasonably believe to be genuine. For transactions through the automated phone system and our Web site, we will assign personal identification numbers (PINs) and/or passwords to help protect your account information. To safeguard your account, please keep your PINs and passwords confidential. Contact us immediately if you believe there is a discrepancy on your confirmation statement or if you believe someone has obtained unauthorized access to your account, PIN or password.

USA PATRIOT Act

In compliance with the USA PATRIOT Act, all financial institutions (including mutual funds) at the time an account is opened are required to obtain, verify and record the following information for all registered owners or others who may be authorized to act on the account: full name, date of birth, taxpayer identification number (usually your Social Security Number) and permanent street address. Corporate, trust and other entity accounts require additional documentation. This information will be used to verify your true identity. We will return your application if any of this information is missing, and we may request additional information from you for verification purposes. In the rare event that we are unable to verify your identity, the Funds reserve the right to redeem your account at the current day’s NAV. You will be responsible for any losses, taxes, expenses, fees, or other results of such a redemption.

56	Money Market Funds Prospectus

Glossary

We provide the following definitions to assist you in reading this Prospectus. For a more complete understanding of these terms you should consult your investment professional.

Business Day

Generally, Monday through Friday with the exception of any day in which the New York Stock Exchange or Federal Reserve is closed.

Commercial Paper

Debt instruments issued by banks, corporations and other issuers to finance short-term credit needs. Commercial paper typically is of high credit quality and offers below market interest rates.

Current Income

Earnings in the form of dividends or interest as opposed to capital growth.

Debt Obligations

Generally, a promise to pay interest and repay principal by a company sold as a security. The owner of the security is entitled to receive any such payments. Examples include bonds and mortgage- and other asset-backed securities and can include securities in which the right to receive interest and principal repayment has been sold separately.

Distributions

Disbursements of net investment income, realized net capital gains and/or returns of capital made by a Fund to its shareholders.

Diversified

A diversified fund, as defined under the 1940 Act, is one that invests in cash, Government securities, other investment companies and no more than 5% of its total assets in a single issuer. These policies must apply to 75% of the Fund’s total assets. Non-diversified funds are not required to comply with such investment policies.

Dollar-Denominated

Dollar-denominated means, with reference to a security, that all principal and interest payments on such security are payable in U.S. dollars and that the interest rate of, the principal amount to be repaid, and the timing of payments related to such security do not vary or float with the value of foreign currency, the rate of interest payable on foreign currency borrowings, or with any other interest rate or index expressed in a currency other than U.S. dollars.

Duration

A measure of a security’s or portfolio’s sensitivity to changes in interest rates. Duration is usually expressed in years, with longer durations typically more sensitive to interest rate changes than shorter durations.

Electronic Funds Transfer

A process used to transfer funds electronically, rather than by check. Also called Automated Clearing House (ACH).

FDIC

The Federal Deposit Insurance Corporation. This is the company that provides federally sponsored insurance covering bank deposits such as savings accounts and CDs. Mutual funds are not FDIC insured.

Institution

Institutional investors acting for themselves or on behalf of their customers in a fiduciary, advisory, agency, custodial or similar capacity. Institutional investors include, but are not limited to, banks, pension funds, insurance companies,

Money Market Funds Prospectus	57

Glossary

foundations, trusts, etc., and broker-dealers and registered investment advisers that have an agreement with the distributor to offer a Fund’s shares through a particular investment product, program or account for which such broker-dealer or adviser may charge a fee.

Liquidity

The ability to readily sell a security at a fair price.

Medallion Guarantee

A guarantee given by a financial institution that has verified the identity of the maker of the signature. The guarantee may be executed by an “eligible” guarantor. Eligible guarantors include Commercial Banks, Trust Companies, Savings Associations and Credit Unions, as defined by the Federal Deposit Insurance Act, and registered Broker-Dealers. The institution must provide a verifiable Stamp 2000 Medallion prior to submitting your signature. A guarantee from a Notary Public is not acceptable.

Money Market Instruments

High-quality, short-term instruments meeting the requirements of Rule 2a-7 under the 1940 Act, such as bankers’ acceptances, commercial paper, repurchase agreements and government obligations. In a money market fund, average portfolio maturity does not exceed 90 days, and all investments have maturities of 397 days or less at the time of purchase.

Municipal Obligations

Debt obligations of a state or local government entity. Revenues raised from the sale of such obligations may support general governmental needs or special projects. It is intended that interest on a municipal obligation held by a fund will be exempt from federal income taxes and, in most instances, state and local individual income taxes, in the state of issue, although no assurances can be given to this effect.

Net Asset Value (“NAV”)

The value of a single fund share. It is determined by adding together all of a Fund’s assets, subtracting accrued expenses and other liabilities, then dividing by the total number of outstanding shares.

Public Offering Price (“POP”)

The NAV with the sales load added.

Repurchase Agreement

An agreement between a buyer and seller of a security in which the seller agrees to repurchase the security at an agreed upon price and time.

Selling Agent

A person who has an agreement with the Funds’ distributors allowing it to sell a Fund’s shares.

Shareholder Servicing Agent

Anyone appointed by the Fund to maintain shareholder accounts and records, assist and provide information to shareholders or perform similar functions.

Statement of Additional Information

A document that supplements the disclosure made in the Prospectus.

Taxpayer Identification Number

Usually the Social Security Number for an individual or the Employer Identification Number for a corporation.

Total Return

The annual return on an investment in a mutual fund, including capital appreciation and distributions. Total return calculations assume reinvestment of all distributions, reflect fee waivers, and exclude sales loads.

58	Money Market Funds Prospectus

U.S. Government Obligations

Obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

Zero Coupon Securities

Bonds that make no periodic interest payments and which are usually sold at a discount of their face value. Zero coupon bonds are subject to interest rate and credit risk.

Money Market Funds Prospectus	59

Please find Wells Fargo Advantage Fund’s Privacy Policy inside this back cover.

More information about Wells Fargo Advantage Funds

is available free upon request. To obtain

literature, please write, email or call:

Wells Fargo Advantage Funds

P.O. Box 8266

Boston, MA 02266-8266

Email:wfaf@wellsfargo.com

Retail Investment Professionals: 888-877-9275

Institutional Investment Professionals: 866-765-0778

Web site: www.wellsfargo.com/advantagefunds

YOU MAY WISH TO REVIEW THE FOLLOWING

DOCUMENTS:

STATEMENT OF ADDITIONAL INFORMATION

supplements the disclosures made by this Prospectus.

The Statement of Additional Information has been

filed with the SEC and incorporated by reference into

this Prospectus and is legally part of this Prospectus.

ANNUAL/SEMI-ANNUAL REPORTS

provide certain financial and other important information,

including a discussion of the market conditions

and investment strategies that significantly affected

Fund performance over the reporting period.

THESE DOCUMENTS ARE AVAILABLE FREE OF CHARGE:

Call: 1-800-222-8222, or visit our Web site at

www.wellsfargo.com/advantagefunds

Write to:

Wells Fargo Advantage Funds

P.O. Box 8266

Boston, MA 02266-8266; or

Visit the SEC’s Web site at http://www.sec.gov

REQUEST COPIES FOR A FEE BY WRITING TO:

SEC Public Reference Room

100 “F” St. NE

Washington, DC 20549-0102; or

by electronic request at publicinfo@sec.gov

Call: 1-800-SEC-0330 or 1-202-551-8090 for details

ADDITIONAL SERVICES QUESTIONS CAN BE

ANSWERED BY CALLING YOUR INVESTMENT

PROFESSIONAL

NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE

Printed on Recycled paper

© 2006 Wells Fargo Funds Management, LLC. All rights reserved. www.wellsfargo.com/advantagefunds

RT57067 07-06

076MMR/P1201 07-06

ICA Reg. No. 811-09253

July 1, 2006

Prospectus

Wells Fargo Advantage Money Market Funds - Institutional Class

Wells Fargo Advantage Cash Investment Money Market Fund

Wells Fargo Advantage Government Money Market Fund

Wells Fargo Advantage Heritage Money Market FundSM

Wells Fargo Advantage National Tax-Free Money Market Fund

Wells Fargo Advantage Prime Investment Money Market Fund

Wells Fargo Advantage Treasury Plus Money Market Fund

Please read this Prospectus and keep it for future reference. It is designed to provide you with important information and to help you decide if a Fund’s goals match your own.

These securities have not been approved or disapproved by the U.S. Securities and Exchange Commission (“SEC”), nor has the SEC passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Fund shares are NOT deposits or other obligations of, or issued, endorsed or guaranteed by Wells Fargo Bank, N.A. (“Wells Fargo Bank”) or any

of its affiliates. Fund shares are NOT insured or guaranteed by the U.S. Government, the Federal Deposit Insurance Corporation (“FDIC”) or any

other government agency. AN INVESTMENT IN A FUND INVOLVES CERTAIN RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

Table of Contents	Money Market Funds

Throughout this prospectus, the Wells Fargo Advantage Heritage Money Market Fund is referred to as the “Heritage Money Market Fund”.

Please find Wells Fargo Advantage Funds’ Privacy Policy inside the back cover of this Prospectus.

Money Market Funds Overview

See the individual Fund descriptions in this Prospectus for further details.

Words appearing in italicized print appear that way only to denote their inclusion in the Glossary section of this Prospectus.

FUND (TICKER)	OBJECTIVE

Cash Investment Money Market Fund (WFIXX)	Seeks current income, while preserving capital and liquidity.

Government Money Market Fund (GVIXX)	Seeks current income, while preserving capital and liquidity.

Heritage Money Market Fund (SHIXX)	Seeks current income, while preserving capital and liquidity.

National Tax-Free Money Market Fund (WFNXX)	Seeks current income exempt from federal income tax, while preserving capital and liquidity.

Prime Investment Money Market Fund (PIIXX)	Seeks current income, while preserving capital and liquidity.

Treasury Plus Money Market Fund (PISXX)	Seeks current income, while preserving capital and liquidity.

4	Money Market Funds Prospectus

PRINCIPAL STRATEGIES

We invest in high-quality, short-term money market instruments.

We invest in high-quality, short-term U.S. Government obligations and repurchase agreements.

We invest in high-quality, short-term money market instruments.

We invest in high-quality, short-term municipal obligations.

We invest in high-quality, short-term money market instruments.

We invest in obligations issued by the U.S. Treasury and repurchase agreements.

Money Market Funds Prospectus	5

Summary of Important Risks

This section summarizes important risks that relate to an investment in the Funds. All are important to your investment choice. Additional information about these and other risks is included in:

•	the individual Fund descriptions beginning on page 17;

•	the “Additional Strategies and General Investment Risks” section beginning on page 32; and

•	the Funds’ Statement of Additional Information.

An investment in a Fund is not a deposit of Wells Fargo Bank or any of its affiliates and is not insured or guaranteed by the FDIC or any other government agency. Although each Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance it will be able to do so, and it is possible to lose money by investing in a Fund. Generally, short-term funds do not earn as high a level of income as funds that invest in longer-term instruments.

Debt Obligations

The Funds invest in debt obligations, such as notes and bonds, which are subject to credit risk and interest rate risk. Credit risk is the possibility that an issuer of an instrument will be unable to make interest payments or repay principal. Changes in the financial strength of an issuer or changes in the credit rating of a security may affect its value. Interest rate risk is the risk that interest rates may increase, which will reduce the resale value of securities in a Fund’s portfolio, including U.S. Government obligations. Debt obligations with longer maturities are generally more sensitive to interest rate changes than those with shorter maturities. Changes in market interest rates affect a Fund’s yield to the extent they affect the yield of instruments available for purchase by a Fund.

The U.S. Government does not guarantee the market value or current yield of its obligations. Not all U.S. Government obligations are backed by the full faith and credit of the U.S. Government.

Municipal Obligations

The National Tax-Free Money Market Fund invests in municipal obligations, which rely on the credit worthiness or revenue production of their issuers. Municipal obligations may be difficult to obtain because of limited supply, which may increase the cost of such securities and effectively reduce the yield of the Fund’s portfolio. Typically, less information is available about a municipal issuer than is available about other types of securities issuers. The Fund generally relies on an opinion of the issuer’s bond counsel that interest on a municipal obligation will be exempt from federal income taxation. The Internal Revenue Service is paying increased attention to whether such interest is exempt under applicable law, and the Fund cannot assure you that the Internal Revenue Service will not successfully challenge the exemption for interest on a municipal obligation held by the Fund.

6	Money Market Funds Prospectus

Performance History

The information on the following pages shows you how each Fund has performed and illustrates the variability of a Fund’s returns over time.

Please remember that past performance is no guarantee of future results.

The Wells Fargo Advantage Heritage Money Market Fund was organized as the successor fund to the Strong Heritage Money Fund. The predecessor Strong Fund was reorganized into the Wells Fargo Advantage Fund effective at the close of business on April 8, 2005. The historical performance and financial highlight information throughout this Prospectus for the Wells Fargo Advantage Heritage Money Market Fund reflects, for the periods prior to the Fund’s reorganization, the historical information of the predecessor fund.

Cash Investment Money Market Fund Institutional Class Calendar Year Returns1

Best Qtr.:	Q4 ‘00 • 1.64%	Worst Qtr.:	Q2 ’04 • 0.23%

The Fund’s year-to-date performance through March 31, 2006, was 1.06%. To obtain a current 7-day yield for the Fund, call toll-free 1-800-222-8222.

Average annual total returns for the period ended 12/31/05	1 year	5 years	10 years
Institutional Class (Incept. 11/8/99)[1]	3.10%	2.27%	3.85%
[1]	Performance shown for periods prior to the inception of this Class reflects the performance of the Service Class shares and includes fees and expenses that are not applicable to and are higher than those of the Institutional Class shares. Service Class shares incepted on October 14, 1987.

Money Market Funds Prospectus	7

Performance History

Government Money Market Fund Institutional Class Calendar Year Returns1

Best Qtr.:	Q4 ‘00 • 1.54%	Worst Qtr.:	Q2 ‘03 • 0.19%

The Fund’s year-to-date performance through March 31, 2006, was 1.06%. To obtain a current 7-day yield for the Fund, call toll-free 1-800-222-8222.

Average annual total returns for the period ended 12/31/05	1 year	5 years	10 years
Institutional Class (Incept. 7/28/03)[1]	3.08%	2.07%	3.62%
[1]	Performance shown for periods prior to the inception of this Class reflects the performance of the Service Class shares and includes fees and expenses that are not applicable to and higher than those of the Institutional Class shares. The Fund’s Service Class shares incepted on November 16, 1987.

8	Money Market Funds Prospectus

Heritage Money Market Fund Institutional Class Calendar Year Returns1

Best Qtr.:	Q4 ‘00 • 1.65%	Worst Qtr.:	Q1 ’04 • 0.23%

The Fund’s year-to-date performance through March 31, 2006, was 1.07%. To obtain a current 7-day yield for the Fund, call toll-free 1-800-222-8222.

Average annual total returns for the period ended 12/31/05	1 year	5 years	10 years
Institutional Class (Incept. 3/31/00)[1]	3.10%	2.28%	3.94%
[1]	Performance shown for periods prior to April 11, 2005, reflects the performance of the Institutional Class shares of the predecessor Strong Heritage Money Fund. Performance shown for the periods prior to the inception of this Class reflects the performance of the Investor Class shares of the predecessor fund, which incepted on June 29, 1995.

Money Market Funds Prospectus	9

Performance History

National Tax-Free Money Market Fund Institutional Class Calendar Year Returns1

Best Qtr.:	Q4 ‘00 • 1.04%	Worst Qtr.:	Q3 ‘03 • 0.19%

The Fund’s year-to-date performance through March 31, 2006, was 0.71%. To obtain a current 7-day yield for the Fund, call toll free 1-800-222-8222.

Average annual total returns for the period ended 12/31/05	1 year	5 years	10 years
Institutional Class (Incept. 11/8/99)[1]	2.26%	1.64%	2.49%
[1]	Performance shown for periods prior to the inception of this Class reflects the performance of the Service Class shares and includes fees and expenses that are not applicable to and are higher than those of the Institutional Class shares. The Service Class shares incepted on August 3, 1993.

10	Money Market Funds Prospectus

Prime Investment Money Market Fund Institutional Class Calendar Year Returns1

Best Qtr.:	Q3 ’00 • 1.56%	Worst Qtr.:	Q2 ‘03 • 0.18%

The Fund’s year-to-date performance through March 31, 2006, was 1.06%. To obtain a current 7-day yield for the Fund, call toll-free 1-800-222-8222.

Average annual total returns for the period ended 12/31/05	1 year	5 years	Life of Fund
Institutional Class (Incept. 7/28/03)[1]	3.12%	2.04%	3.10%
[1]	Performance shown for periods prior to the inception of this Class reflects the performance of the Service Class shares and includes fees and expenses that are not applicable to and are higher than those of the Institutional Class shares. The Fund’s Service Class shares incepted on September 2, 1998.

Money Market Funds Prospectus	11

Performance History

Treasury Plus Money Market Fund Institutional Class Calendar Year Returns

Best Qtr.:	Q4 ‘00 • 1.58%	Worst Qtr.:	Q1 ‘04 • 0.21%

The Fund’s year-to-date performance through March 31, 2006, was 1.03%. To obtain a current 7-day yield for the Fund, call toll-free 1-800-222-8222.

Average annual total returns for the period ended 12/31/05	1 year	5 years	10 years
Institutional Class (Incept. 8/11/95)	2.95%	2.10%	3.70%

12	Money Market Funds Prospectus

Money Market Funds	Summary of Expenses

These tables are intended to help you understand the various costs and expenses you will pay as a shareholder in a Fund. These tables do not reflect charges that may be imposed in connection with an account through which you hold Fund shares. A broker/dealer or financial institution maintaining the account through which you hold Fund shares may charge separate account, service, or transaction fees on the purchase or sale of Fund shares that would be in addition to the fees and expenses shown here.

SHAREHOLDER FEES (fees paid directly from your investment)
All Funds
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge (load) (as a percentage of the Net Asset Value (“NAV”) at purchase)	None

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets)
	Cash Investment Money Market Fund	Government Money Market Fund	Heritage Money Market Fund
Management Fees	0.10%	0.10%	0.10%
Distribution (12b-1) Fees	0.00%	0.00%	0.00%
Other Expenses[1]	0.15%	0.16%	0.18%

TOTAL ANNUAL FUND OPERATING EXPENSES	0.25%	0.26%	0.28%
Fee Waivers	0.05%	0.06%	0.10%

NET EXPENSES[2]	0.20%	0.20%	0.18%

	National Tax-Free Money Market Fund	Prime Investment Money Market Fund	Treasury Plus Money Market Fund
Management Fees	0.10%	0.10%	0.10%
Distribution (12b-1) Fees	0.00%	0.00%	0.00%
Other Expenses[1]	0.17%	0.16%	0.16%

TOTAL ANNUAL FUND OPERATING EXPENSES	0.27%	0.26%	0.26%
Fee Waivers	0.07%	0.06%	0.06%

NET EXPENSES[2]	0.20%	0.20%	0.20%
[1]	Other expenses may include expenses payable to affiliates of Wells Fargo & Company.
[2]	For the Heritage Money Market Fund, the adviser has committed through April 30, 2007, to waive fees and/or reimburse expenses to the extent necessary to maintain the Fund’s net operating expense ratio shown. The adviser has committed through June 30, 2007, to waive fees and/or reimburse expenses to the extent necessary to maintain each Fund’s net operating expense ratio shown. After this time, the net operating expense ratio may only be increased with the approval of the Board of Trustees.

Money Market Funds Prospectus	13

Money Market Funds	Summary of Expenses

EXAMPLE OF EXPENSES

These examples are intended to help you compare the cost of investing in a Fund with the cost of investing in other mutual funds. The examples assume a fixed rate of return, the reinvestment of all dividends and distributions, and that fund operating expenses remain the same. The fee waivers shown in the table of Annual Fund Operating Expenses are not reflected in the 3, 5 and 10 year examples. Your actual costs may be higher or lower than those shown.

You would pay the following expenses on a $10,000 investment assuming a 5% annual return and that you redeem your shares at the end of each period:

	Cash Investment Money Market Fund	Government Money Market Fund	Heritage Money Market Fund
1 YEAR	$20	$20	$18
3 YEARS	$75	$78	$80
5 YEARS	$136	$140	$147
10 YEARS	$313	$325	$346

	National Tax-Free Money Market Fund	Prime Investment Money Market Fund	Treasury Plus Money Market Fund
1 YEAR	$20	$20	$20
3 YEARS	$80	$78	$78
5 YEARS	$145	$140	$140
10 YEARS	$336	$325	$325

14	Money Market Funds Prospectus

Key Information

In this Prospectus, ”we” generally refers to Wells Fargo Funds Trust (the “Trust”) or Wells Fargo Funds Management, LLC (“Funds Management”), the Funds’ investment adviser. “We” may also refer to the Funds’ other service providers. “You” refers to the shareholder or potential investor.

Important information you should look for as you decide to invest in a Fund:

The summary information on the previous pages is designed to provide you with an overview of each Fund. The sections that follow provide more detailed information about the investments and management of each Fund.

Investment Objective and Investment Strategies

The investment objective of each Fund in this Prospectus is non-fundamental, that is, it can be changed by a vote of the Board of Trustees alone. The objective and strategies description for each Fund tells you:

•	what the Fund is trying to achieve;

•	how we intend to invest your money; and

•	what makes the Fund different from the other Funds offered in this Prospectus.

Permitted Investments

A summary of each Fund’s key permitted investments and practices. Unless otherwise indicated, these investment policies and practices apply on an ongoing basis. Unless otherwise indicated, percentages of “the Fund’s assets” are measured as percentages of net assets plus borrowings for investment purposes. The investment policy of each Fund, except for the National Tax-Free Money Market Fund, concerning “80% of the Fund’s assets” may be changed by the Board of Trustees without shareholder approval, but shareholders would be given 60 days notice. The investment policy of the National Tax-Free Money Market Fund concerning “80% of the Fund’s assets” may only be changed with shareholder approval.

Important Risk Factors

Describes the key risk factors for each Fund, and includes risks described in the “Summary of Important Risks” and “Additional Strategies and General Investment Risks” sections.

Words appearing in italicized print appear that way only to denote their inclusion in the Glossary section of this Prospectus.

Money Market Funds Prospectus	15

Cash Investment Money Market Fund

Investment Objective

The Cash Investment Money Market Fund seeks current income, while preserving capital and liquidity.

Investment Strategies

We actively manage a portfolio of U.S. dollar-denominated, high-quality, short-term money market instruments. These include bankers’ acceptances, bank notes, certificates of deposit, government securities, commercial paper and repurchase agreements of domestic and foreign issuers. Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund’s overall level of liquidity and average maturity.

Permitted Investments

Under normal circumstances, we invest:

•	100% of total assets in high-quality, short-term money market instruments.

We may invest without limitation in high-quality, short-term, dollar-denominated obligations of foreign issuers.

Important Risk Factors

The Fund is primarily subject to the “Debt Obligations” risk described in the “Summary of Important Risks” section on page 6. Foreign obligations may be subject to additional risks, such as those related to adverse political, regulatory, market or economic developments. Other risks associated with investing in foreign obligations include those related to withholding and other taxes and potentially less stringent investor protection and disclosure standards.

You should consider these risks, along with the “Additional Strategies and General Investment Risks” section beginning on page 28. These considerations are all important to your investment choice.

16	Money Market Funds Prospectus

Financial Highlights

This table is intended to help you understand the Fund’s financial performance for the past 5 years. Certain information reflects financial results for a single Fund share. Total returns represent the rate that you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions). KPMG LLP audited this information which, along with its report and the Fund’s financial statements, is also contained in the Fund’s annual report, a copy of which is available upon request.

FOR A SHARE OUTSTANDING
	INSTITUTIONAL CLASS SHARES—COMMENCED ON NOVEMBER 8, 1999

For the period ended:	Feb. 28, 2006[1]	March 31, 2005	Mar. 31, 2004	Mar. 31, 2003	Mar. 31, 2002	Mar. 31, 2001
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from investment operations:
Net investment income (loss)	0.03	0.02	0.01	0.02	0.03	0.06
Net realized and unrealized gain (loss) on investments	0.00	0.00	0.00	0.00	0.00	0.00
Total from investment operations	0.03	0.02	0.01	0.02	0.03	0.06
Less distributions:
Distributions from net investment income	(0.03)	(0.02)	(0.01)	(0.02)	(0.03)	(0.06)
Distributions from net realized gain	0.00	0.00	0.00	0.00	0.00	0.00
Total from distributions	(0.03)	(0.02)	(0.01)	(0.02)	(0.03)	(0.06)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[2]	3.21%	1.60%	0.98%	1.54%	3.28%	6.38%
Ratios/supplemental data:
Net assets, end of period (000s)	$6,497,267	$5,998,383	$5,839,329	$5,175,328	$5,478,005	$3,332,149
Ratios to average net assets[3]:
Ratio of expenses to average net assets	0.20%	0.20%	0.22%	0.25%	0.25%	0.25%
Ratio of net investment income (loss) to average net assets	3.50%	1.61%	0.97%	1.52%	3.14%	6.16%
Ratio of expenses to average net assets prior to waived fees and reimbursed expenses[3,4]	0.25%	0.26%	0.26%	0.28%	0.28%	0.31%
[1]	The Fund changed its fiscal year-end from March 31 to February 28.
[2]	Total return calculations would have been lower had certain expenses not been waived or reimbursed during periods shown. Total returns for periods of less than one year are not annualized.
[3]	Ratios shown for periods of less than one year are annualized.
[4]	During each period, various fees and/or expenses were waived and/or reimbursed. The ratio of gross expenses to average net assets reflects the expense ratio in the absence of any waivers and/or reimbursements.

Money Market Funds Prospectus	17

Government Money Market Fund

Investment Objective

The Government Money Market Fund seeks current income, while preserving capital and liquidity.

Investment Strategies

We actively manage a portfolio composed substantially of short-term U.S. Government obligations and repurchase agreements collateralized by U.S. Government obligations. It is our intention to invest, under normal market conditions, substantially all of the Fund’s assets in such securities, though the Fund reserves the right to invest up to 20% of the Fund’s assets in securities other than those described above. Our security selection is based on several factors, including yield and maturity, while taking into account the Fund’s overall level of liquidity and average maturity.

Permitted Investments

Under normal circumstances, we invest:

•	100% of total assets in high-quality, short-term money market instruments; and

•	at least 80% of the Fund’s assets in U.S. Government obligations and repurchase agreements collateralized by U.S. Government obligations.

Important Risk Factors

The Fund is primarily subject to the “Debt Obligations” risk described in the “Summary of Important Risks” section on page 6. Neither the U.S. Government nor any U.S. Government agency either directly or indirectly insures or guarantees the performance of the Fund.

You should consider these risks, along with the “Additional Strategies and General Investment Risks” section beginning on page 28. These considerations are all important to your investment choice.

18	Money Market Funds Prospectus

Financial Highlights

This table is intended to help you understand the Fund’s financial performance for the past 5 years (or for the life of the Fund, if shorter). Certain information reflects financial results for a single Fund share. Total returns represent the rate that you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions). KPMG LLP audited this information which, along with its report and the Fund’s financial statements, is also contained in the Fund’s annual report, a copy of which is available upon request.

FOR A SHARE OUTSTANDING
	INSTITUTIONAL CLASS SHARES—COMMENCED ON JULY 28, 2003

For the period ended:	Feb. 28, 2006[4]	March 31, 2005	March 31, 2004
Net asset value, beginning of period	$1.00	$1.00	$1.00
Income from investment operations:
Net investment income (loss)	0.03	0.02	0.01
Net realized and unrealized gain (loss) on investments	0.00	0.00	0.00
Total from investment operations	0.03	0.02	0.01
Less distributions:
Distributions from net investment income	(0.03)	(0.02)	(0.01)
Distributions from net realized gain	0.00	0.00	0.00
Total from distributions	(0.03)	(0.02)	(0.01)
Net asset value, end of period	$1.00	$1.00	$1.00
Total return[1]	3.19%	1.57%	0.61%
Ratios/supplemental data:
Net assets, end of period (000s)	$4,508,755	$3,964,854	$1,471,711
Ratios to average net assets[2]:
Ratio of expenses to average net assets	0.20%	0.20%	0.20%
Ratio of net investment income (loss) to average net assets	3.45%	1.66%	0.90%
Ratio of expenses to average net assets prior to waived fees and reimbursed expenses[2,3]	0.26%	0.26%	0.25%
[1]	Total return calculations would have been lower had certain expenses not been waived or reimbursed. Total returns for periods of less than one year are not annualized.
[2]	Ratios shown for periods of less than one year are annualized.
[3]	During each period, various fees and/or expenses were waived and/or reimbursed. The ratio of gross expenses to average net assets reflects the expense ratio in the absence of any waivers and/or reimbursements.
[4]	The Fund changed its fiscal year-end from March 31 to February 28.

Money Market Funds Prospectus	19

Heritage Money Market Fund

Investment Objective

The Heritage Money Market Fund seeks current income, while preserving capital and liquidity.

Investment Strategies

We actively manage a portfolio of U.S. dollar-denominated, high-quality, short-term money market instruments. These include bankers’ acceptances, bank notes, certificates of deposit, government securities, commercial paper and repurchase agreements of domestic and foreign issuers. Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund’s overall level of liquidity and average maturity.

Permitted Investments

Under normal circumstances, we invest:

•	100% of total assets in high-quality, short-term money market instruments.

We may invest without limitation in high-quality, short-term, dollar-denominated obligations of foreign issuers.

Important Risk Factors

The Fund is primarily subject to the “Debt Obligations” risk described in the “Summary of Important Risks” section on page 6. Foreign obligations may be subject to additional risks, such as those related to adverse political, regulatory, market or economic developments. Other risks associated with investing in foreign obligations include those related to withholding and other taxes and potentially less stringent investor protection and disclosure standards.

You should consider these risks, along with the “Additional Strategies and General Investment Risks” section beginning on page 28. These considerations are all important to your investment choice.

20	Money Market Funds Prospectus

Financial Highlights

This table is intended to help you understand the Fund’s financial performance for the past 5 years. Certain information reflects financial results for a single Fund share. Total returns represent the rate that you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions). KPMG LLP audited this information for the periods ended October 31, 2005, and February 28, 2006. PricewaterhouseCoopers LLP audited this information for all prior periods. All performance information, along with the auditor’s report and the Fund’s financial statements, is also contained in the Fund’s annual or semi-annual report, a copy of which is available upon request.

FOR A SHARE OUTSTANDING
	INSTITUTIONAL CLASS SHARES—COMMENCED ON MARCH 31, 2000

For the period ended:	Feb. 28, 2006[4]	Oct. 31, 2005	Oct. 31, 2004	Oct. 31, 2003	Oct. 31, 2002	Oct. 31, 2001
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from investment operations:
Net investment income (loss)	0.01	0.03	0.01	0.01	0.02	0.05
Net realized and unrealized gain (loss) on investments	0.00	0.00	0.00	0.00	0.00	0.00
Total from investment operations	0.01	0.03	0.01	0.01	0.02	0.05
Less distributions:
Distributions from net investment income	(0.01)	(0.03)	(0.01)	(0.01)	(0.02)	(0.05)
Distributions from net realized gain	0.00	0.00	0.00	0.00	0.00	0.00
Total from distributions	(0.01)	(0.03)	(0.01)	(0.01)	(0.02)	(0.05)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[1]	1.36%	2.75%	1.10%	1.16%	1.91%	4.96%
Ratios/supplemental data:
Net assets, end of period (000s)	$419,084	$338,723	$162,280	$263,513	$1,079,326	$698,615
Ratios to average net assets[2]:
Ratio of expenses to average net assets	0.18%	0.18%	0.18%	0.18%	0.18%	0.18%
Ratio of net investment income (loss) to average net assets	4.13%	2.97%	1.07%	1.25%	1.86%	4.47%
Ratio of expenses to average net assets prior to waived fees and reimbursed expenses[2,3]	0.28%	0.28%	0.26%	0.22%	0.21%	0.24%
[1]	Total return calculations would have been lower had certain expenses not been waived or reimbursed during the periods shown. Total returns for periods of less than one year are not annualized.
[2]	Ratios shown for periods of less than one year are annualized.
[3]	During each period, various fees and expenses were waived and/or reimbursed. The ratio of gross expenses to average net assets reflects the expense ratio in the absence of any waivers and/or reimbursements.
[4]	The Fund changed its fiscal year-end from October 31 to February 28.

Money Market Funds Prospectus	21

National Tax-Free Money Market Fund

Investment Objective

The National Tax-Free Money Market Fund seeks current income exempt from federal income tax, while preserving capital and liquidity.

Investment Strategies

We invest substantially all of the Fund’s total assets in high-quality, short-term municipal obligations that are issued by or on behalf of states, territories and possessions of the U.S. or their political subdivisions or financing authorities. These investments may have fixed, variable, or floating rates of interest and may be zero coupon securities. Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund’s overall level of liquidity and average maturity. We invest principally in municipal obligations that pay interest exempt from federal income tax and federal AMT. While we reserve the right to invest up to 20% of the Fund’s assets in municipal obligations that pay interest subject to federal income tax or federal AMT, we currently intend, under normal market conditions, to avoid investing in municipal obligations that pay interest subject to federal income tax or federal AMT.

Permitted Investments

Under normal circumstances, we invest:

•	100% of total assets in high-quality, short-term money market instruments;

•	at least 80% of the Fund’s assets in municipal obligations that pay interest exempt from federal income tax and federal AMT;

•	up to 20% of the Fund’s assets in municipal obligations, the income from which may be subject to federal income tax or federal AMT; and

•	up to 35% of total assets in issuers located in a single state.

Important Risk Factors

The Fund is primarily subject to the risks described in the “Summary of Important Risks” section on page 6. Increased investment in the securities of issuers in a single state increases the Fund’s exposure to risks associated with economic downturns or legislative or regulatory changes in the state.

Municipal obligations rely on the creditworthiness or revenue production of their issuers. Municipal obligations may be difficult to obtain because of limited supply, which may increase the cost of such securities and effectively reduce the yield of the Fund’s portfolio. Typically, less information is available about a municipal issuer than is available for other types of securities issuers.

Please remember that some securities in the portfolio may be subject to federal income tax or federal AMT.

You should consider these risks, along with the “Additional Strategies and General Investment Risks” section beginning on page 28. These considerations are all important to your investment choice.

22	Money Market Funds Prospectus

Financial Highlights

This table is intended to help you understand the Fund’s financial performance for the past 5 years. Certain information reflects financial results for a single Fund share. Total returns represent the rate that you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions). KPMG LLP audited this information which, along with their report and the Fund’s financial statements, is also contained in the Fund’s annual report, a copy of which is available upon request.

FOR A SHARE OUTSTANDING
	INSTITUTIONAL CLASS SHARES—COMMENCED ON NOVEMBER 8, 1999

For the period ended:	Feb. 28, 2006[4]	March 31, 2005	March 31, 2004	March 31, 2003	March 31, 2002	March 31, 2001
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from investment operations:
Net investment income (loss)	0.02	0.01	0.01	0.01	0.02	0.04
Net realized and unrealized gain (loss) on investments	0.00	0.00	0.00	0.00	0.00	0.00
Total from investment operations	0.02	0.01	0.01	0.01	0.02	0.04
Less distributions:
Distributions from net investment income	(0.02)	(0.01)	(0.01)	(0.01)	(0.02)	(0.04)
Distributions from net realized gain	0.00	0.00	0.00	0.00	0.00	0.00
Total from distributions	(0.02)	(0.01)	(0.01)	(0.01)	(0.02)	(0.04)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[1]	2.31%	1.27%	0.85%	1.23%	2.20%	3.93%
Ratios/supplemental data:
Net assets, end of period (000s)	$700,534	$1,032,250	$302,140	$126,969	$138,179	$65,265
Ratios to average net assets[2]:
Ratio of expenses to average net assets	0.20%	0.20%	0.22%	0.29%	0.30%	0.30%
Ratio of net investment income (loss) to average net assets	2.46%	1.37%	0.82%	1.23%	2.05%	3.86%
Ratio of expenses to average net assets prior to waived fees and reimbursed expenses[2,3]	0.27%	0.26%	0.26%	0.29%	0.38%	0.37%
[1]	Total return calculations would have been lower had certain expenses not been waived or reimbursed during the periods shown. Total returns for periods of less than one year are not annualized.
[2]	Ratios shown for periods of less than one year are annualized.
[3]	During certain periods, various fees and/or expenses were waived and/or reimbursed. The ratio of gross expenses to average net assets reflects the expense ratio in the absence of any waivers and/or reimbursements.
[4]	The Fund changed its fiscal year-end from March 31 to February 28.

Money Market Funds Prospectus	23

Prime Investment Money Market Fund

Investment Objective

The Prime Investment Money Market Fund seeks current income, while preserving capital and liquidity.

Investment Strategies

We actively manage a portfolio of U.S. dollar-denominated, high-quality, short-term money market instruments. These include bankers’ acceptances, bank notes, certificates of deposit, government securities, commercial paper and repurchase agreements of domestic and foreign issuers. Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund’s overall level of liquidity and average maturity.

Permitted Investments

Under normal circumstances, we invest:

•	100% of total assets in high-quality, short-term money market instruments.

We may invest without limitation in high-quality, short-term, dollar-denominated obligations of foreign issuers.

Important Risk Factors

The Fund is primarily subject to the “Debt Obligations” risk described in the “Summary of Important Risks” section on page 6. Foreign obligations may be subject to additional risks, such as those related to adverse political, regulatory, market or economic developments. Other risks associated with investing in foreign obligations include those related to withholding and other taxes and potentially less stringent investor protection and disclosure standards.

You should consider these risks, along with the “Additional Strategies and General Investment Risks” section beginning on page 28. These considerations are all important to your investment choice.

24	Money Market Funds Prospectus

Financial Highlights

This table is intended to help you understand the Fund’s financial performance for the past 5 years (or for the life of the Fund, if shorter). Certain information reflects financial results for a single Fund share. Total returns represent the rate that you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions). KPMG LLP audited this information which, along with its report and the Fund’s financial statements, is also contained in the Fund’s annual report, a copy of which is available upon request.

FOR A SHARE OUTSTANDING
	INSTITUTIONAL CLASS SHARES—COMMENCED ON JULY 28, 2003

For the period ended:	Feb. 28, 2006[4]	March 31, 2005	March 31, 2004
Net asset value, beginning of period	$1.00	$1.00	$1.00
Income from investment operations:
Net investment income (loss)	0.03	0.02	0.01
Net realized and unrealized gain (loss) on investments	0.00	0.00	0.00
Total from investment operations	0.03	0.02	0.01
Less distributions:
Distributions from net investment income	(0.03)	(0.02)	(0.01)
Distributions from net realized gain	0.00	0.00	0.00
Total from distributions	(0.03)	(0.02)	(0.01)
Net asset value, end of period	$1.00	$1.00	$1.00
Total return[1]	3.23%	1.58%	0.60%
Ratios/supplemental data:
Net assets, end of period (000s)	$2,889,532	$3,271,052	$1,085,856
Ratios to average net assets[2]:
Ratio of expenses to average net assets	0.20%	0.20%	0.20%
Ratio of net investment income (loss) to average net assets	3.46%	1.87%	0.89%
Ratio of expenses to average net assets prior to waived fees and reimbursed expenses[2,3]	0.26%	0.26%	0.25%
[1]	Total return calculations would have been lower had certain expenses not been waived or reimbursed during the periods shown. Total returns for periods of less than one year are not annualized.
[2]	Ratios shown for periods of less than one year are annualized.
[3]	During each period, various fees and/or expenses were waived and/or reimbursed. The ratio of gross expenses to average net assets reflects the expense ratio in the absence of any waivers and/or reimbursements.
[4]	The Fund changed its fiscal year-end from March 31 to February 28.

Money Market Funds Prospectus	25

Treasury Plus Money Market Fund

Investment Objective

The Treasury Plus Money Market Fund seeks current income, while preserving capital and liquidity.

Investment Strategies

We invest in short-term obligations issued by the U.S. Treasury and repurchase agreements collateralized or secured by U.S. Treasury obligations. It is our intention to invest, under normal market conditions, substantially all of the Fund’s assets in such securities, though the Fund reserves the right to invest up to 20% of the Fund’s assets in securities other than those described above. Our security selection is based on several factors, including yield and maturity, while taking into account the Fund’s overall level of liquidity and average maturity.

Permitted Investments

Under normal circumstances, we invest:

•	100% of total assets in high-quality, short-term money market instruments; and

•	at least 80% of the Fund’s assets in U.S. Treasury obligations and repurchase agreements collateralized by U.S. Treasury obligations.

Important Risk Factors

The Fund is primarily subject to the “Debt Obligations” risk described in the “Summary of Important Risks” section on page 6. The U.S. Treasury does not directly or indirectly insure or guarantee the performance of the Fund. Treasury obligations have historically involved little risk of loss of principal if held to maturity. However, fluctuations in market interest rates may cause the market value of Treasury obligations in the Fund’s portfolio to fluctuate.

You should consider these risks, along with the “Additional Strategies and General Investment Risks” section beginning on page 28. These considerations are all important to your investment choice.

26	Money Market Funds Prospectus

Financial Highlights

This table is intended to help you understand the Fund’s financial performance for the past 5 years. Certain information reflects financial results for a single Fund share. Total returns represent the rate that you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions). KPMG LLP audited this information which, along with their report and the Fund’s financial statements, is also contained in the Fund’s annual report, a copy of which is available upon request.

FOR A SHARE OUTSTANDING
	INSTITUTIONAL CLASS SHARES—COMMENCED ON AUGUST 11, 1995

For the period ended:	Feb. 28, 2006[4]	March 31, 2005	Mar. 31, 2004	Mar. 31, 2003	Mar. 31, 2002	Mar. 31, 2001
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from investment operations:
Net investment income (loss)	0.03	0.01	0.01	0.01	0.03	0.06
Net realized and unrealized gain (loss) on investments	0.00	0.00	0.00	0.00	0.00	0.00
Total from investment operations	0.03	0.01	0.01	0.01	0.03	0.06
Less distributions:
Distributions from net investment income	(0.03)	(0.01)	(0.01)	(0.01)	(0.03)	(0.06)
Distributions from net realized gain	0.00	0.00	0.00	0.00	0.00	0.00
Total from distributions	(0.03)	(0.01)	(0.01)	(0.01)	(0.03)	(0.06)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[1]	3.07%	1.48%	0.88%	1.45%	2.97%	6.05%
Ratios/supplemental data:
Net assets, end of period (000s)	$1,166,102	$1,268,636	$1,964,435	$1,565,864	$905,766	$415,965
Ratios to average net assets[2]:
Ratio of expenses to average net assets	0.20%	0.20%	0.20%	0.21%	0.21%	0.25%
Ratio of net investment income (loss) to average net assets	3.29%	1.39%	0.88%	1.38%	2.78%	5.88%
Ratio of expenses to average net assets prior to waived fees and reimbursed expenses[2,3]	0.26%	0.27%	0.26%	0.29%	0.29%	0.30%
[1]	Total return calculations would have been lower had certain expenses not been waived or reimbursed during the periods shown. Total returns for periods of less than one year are not annualized.
[2]	Ratios shown for periods of less than one year are annualized.
[3]	During each period, various fees and/or expenses were waived and/or reimbursed. The ratio of gross expenses to average net assets reflects the expense ratio in the absence of any waivers and/or reimbursements.
[4]	The Fund changed its fiscal year-end from March 31 to February 28.

Money Market Funds Prospectus	27

Additional Strategies and General Investment Risks

Investment practices and relative risk levels are carefully monitored. Every attempt is made to ensure that the risk exposure for each Fund remains within the parameters of its objective and strategies.

Understanding the risks involved in mutual fund investing will help you make an informed decision that takes into account your risk tolerance and preferences. You should carefully consider the risks common to investing in all mutual funds, including the Wells Fargo Advantage FundsSM. Certain common risks are identified in the “Summary of Important Risks” section on page 6. Other risks of mutual fund investing include the following:

•	Unlike bank deposits, such as CDs or savings accounts, mutual funds are not insured by the FDIC.

•	We cannot guarantee that a Fund will meet its investment objective. In particular, we cannot guarantee that a Fund will be able to maintain a $1.00 per share NAV.

•	We do not guarantee the performance of a Fund, nor can we assure you that the market value of your investment will not decline. We will not “make good” on any investment loss you may suffer, nor can anyone we contract with to provide services, such as investment advisers, offer or promise to make good on any such losses.

•	An investment in a single Fund, by itself, does not constitute a complete investment plan.

•	Certain Funds may invest a portion of their assets in U.S. Government obligations, such as securities issued or guaranteed by the Government National Mortgage Association (“GNMAs”), the Federal National Mortgage Association (“FNMAs”) and the Federal Home Loan Mortgage Corporation (“FHLMCs”). Some of these obligations are mortgage-backed securities representing partial ownership of a pool of residential mortgage loans. Mortgage-backed securities are subject to prepayment and extension risk, which can alter the duration of the securities and also reduce the rate of return on the portfolio. It is important to recognize that the U.S. Government does not guarantee the market value or current yield of U.S. Government obligations. Not all U.S. Government obligations are backed by the full faith and credit of the U.S. Government, and the U.S. Government’s guarantee does not extend to the Funds themselves.

What follows is a general list of the types of risks (some of which have been previously described) that may apply to a given Fund and a table showing some of the additional investment practices that each Fund may use and the key risks associated with them. Additional information about these practices is available in the Statement of Additional Information.

Counter-Party Risk—The risk that the other party in a repurchase agreement or other transaction will not fulfill its contract obligation.

Credit Risk—The risk that the issuer of a debt obligation will be unable to make interest payments or repay principal on schedule. If an issuer does default, the affected security could lose all of its value, or be renegotiated at a lower interest rate or principal amount. Affected securities might also lose liquidity. Credit risk also includes the risk that a party in a transaction may not be able to complete the transaction as agreed.

Foreign Investment Risk—The additional risks associated with foreign investments, including those related to adverse political, regulatory, market or economic developments. Other risks associated with investing in foreign obligations include those related to withholding and other taxes and potentially less stringent investor protection and disclosure standards.

28	Money Market Funds Prospectus

Interest Rate Risk—The risk that changes in interest rates can reduce the value of a security. Generally, when interest rates increase, the value of a debt obligation decreases. The effect is usually more pronounced for securities with longer dates to maturity.

Leverage Risk—The risk that an investment practice, such as engaging in forward commitment or when-issued securities transactions, may increase a Fund’s exposure to market risk, interest rate risk or other risks by, in effect, increasing assets available for investment.

Liquidity Risk—The risk that a security cannot be sold at the time desired, or cannot be sold without adversely affecting the price.

Market Risk—The risk that the value of a security will be reduced by market activity. This is a basic risk associated with all securities.

Regulatory Risk—The risk that changes in government regulations will adversely affect the value of a security. Also the risk that an insufficiently regulated market might permit inappropriate practices that adversely affect an investment.

In addition to the general risks discussed above, and under “Summary of Important Risks,” you should carefully consider and evaluate any special risks that may apply to investing in a particular Fund. See the “Important Risk Factors” section in the summary for each Fund. You should also see the Statement of Additional Information for additional information about the investment practices and risks particular to each Fund.

Money Market Funds Prospectus	29

Additional Strategies and General Investment Risks

Investment Practice/Risk

The following table lists certain regular investment practices of the Funds, including some not disclosed in the Investment Objective and Investment Strategies sections of the Prospectus. The risks indicated after the description of the practice are NOT the only potential risks associated with that practice, but are among the more prominent. Market risk is assumed for each investment practice. See the Statement of Additional Information for more information on these practices.

Remember, each Fund is designed to meet different investment needs and objectives.

		CASH INVESTMENT	GOVERNMENT	HERITAGE	NATIONAL TAX-FREE	PRIME INVESTMENT	TREASURY PLUS

INVESTMENT PRACTICE	PRINCIPAL RISK(S)
Borrowing Policies The ability to borrow money for temporary purposes (e.g. to meet shareholder redemptions).	Leverage Risk	●	●	●	●	●	●
Floating and Variable Rate Debt Instruments with interest rates that are adjusted either on a schedule or when an index or benchmark changes.	Interest Rate and Credit Risk	●	●	●	●	●
Foreign Obligations Dollar-denominated debt obligations of non-U.S. companies, foreign banks, foreign governments, and other foreign entities.	Foreign Investment, Liquidity and Regulatory Risk	●		●		●
Illiquid Securities A security which may not be sold or disposed of in the ordinary course of business within seven days at the value determined by the Fund. Limited to 10% of net assets.	Liquidity Risk	●	●	●	●	●
Repurchase Agreements A transaction in which the seller of a security agrees to buy back a security at an agreed upon time and price, usually with interest.	Counter-Party Risk	●	●	●		●	●

30	Money Market Funds Prospectus

Organization and Management of the Funds

A number of different entities provide services to the Funds. This section shows how the Funds are organized, lists the entities that perform different services, and explains how these service providers are compensated. Further information is available in the Statement of Additional Information for the Funds.

About Wells Fargo Funds Trust

The Trust was organized as a Delaware statutory trust on March 10, 1999. The Board of Trustees of the Trust (the “Board”) supervises each Fund’s activities, monitors its contractual arrangements with various service providers and decides upon matters of general policy.

The Board supervises the Funds’ activities and approves the selection of various companies hired to manage the Funds’ operation. The major service providers are described in the diagram below. Except for the advisers, which generally may be changed only with shareholder approval, if the Board believes that it is in the best interests of the shareholders, it may change service providers.

BOARD OF TRUSTEES
Supervises the Funds’ activities

Ú

INVESTMENT ADVISER	CUSTODIAN
Wells Fargo Funds Management, LLC 525 Market St. San Francisco, CA Manages the Funds’ investment activities	Wells Fargo Bank, N.A. 6th & Marquette Minneapolis, MN Provides safekeeping for the Funds’ assets

Ú

INVESTMENT SUB–ADVISER
Wells Capital Management Incorporated 525 Market St. San Francisco, CA Responsible for day-to-day portfolio management

Ú

ADMINISTRATOR	TRANSFER AGENT
Wells Fargo Funds Management, LLC 525 Market St. San Francisco, CA Manages the Funds’ business activities	Boston Financial Data Services, Inc. Two Heritage Dr. Quincy, MA Maintains records of shares and supervises the payment of dividends

Ú

FINANCIAL SERVICES FIRMS
Advise current and prospective shareholders on Fund investments

Ú

SHAREHOLDERS

Money Market Funds Prospectus	31

Organization and Management of the Funds

The Investment Adviser

Funds Management serves as the investment adviser for each of the Funds. Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company, was created to succeed to the mutual fund advisory responsibilities of Wells Fargo Bank and is an affiliate of Wells Fargo Bank. Wells Fargo Bank, which was founded in 1852, is the oldest bank in the western United States and is one of the largest banks in the United States. The Funds’ adviser is responsible for implementing the investment policies and guidelines for the Funds, and for supervising the sub-adviser who is responsible for the day-to-day portfolio management of the Funds. For providing these services, Funds Management is entitled to receive fees as shown in the table of Annual Fund Operating Expenses under “Management Fees” in the front of this Prospectus. A discussion regarding the basis for the Board approving the investment advisory and subadvisory agreements for the Funds is available in the Funds’ semi-annual report for the fiscal half-year ended September 30, 2005, and for the Heritage Money Market Fund, is available in the Fund’s semi-annual report for the fiscal half-year ended April 30, 2005. As of March 31, 2006, Funds Management provided advisory services for over $110.3 billion in mutual fund assets.

Dormant Multi-Manager Structure

The Board has adopted a dormant “multi-manager” structure for the Heritage Money Market Fund. Under this structure, a Fund and Funds Management would engage one or more sub-advisers to make day-to-day investment decisions for the Fund’s assets. Funds Management would retain ultimate responsibility (subject to the oversight of the Board) for overseeing the sub-advisers and may, at times, recommend to the Board that the Fund: (i) change, add or terminate one or more sub-advisers; (ii) continue to retain a sub-adviser even though the sub-adviser’s ownership or corporate structure has changed; or (iii) materially change a sub-advisory agreement with a sub-adviser.

Applicable law generally requires a Fund to obtain shareholder approval of most of these types of recommendations, even if the Board approves the proposed action. Under the dormant “multi-manager” structure approved by the Board, the Fund will seek exemptive relief, if necessary, from the SEC to permit Funds Management (subject to the Board’s oversight and approval) to make decisions about the Fund’s sub-advisory arrangements without obtaining shareholder approval. The Fund will continue to submit matters to shareholders for their approval to the extent required by applicable law.

The Sub-Adviser

Wells Capital Management Incorporated (“Wells Capital Management”), an affiliate of Funds Management, is the sub-adviser for the Funds. In this capacity, Wells Capital Management is responsible for the day-to-day investment management activities of the Funds. Wells Capital Management provides investment advisory services for registered mutual funds, company retirement plans, foundations, endowments, trust companies, and high net-worth individuals. As of March 31, 2006, Wells Capital Management managed assets aggregating in excess of $175.6 billion. Wells Capital Management is compensated for its services by Funds Management from the fees Funds Management receives for its services as the Funds’ adviser.

The Administrator

Funds Management provides the Funds with administrative services, including general supervision of each Fund’s operation, coordination of the other services provided to each Fund, compilation of information for reports to the SEC and state securities commissions, preparation of proxy statements and shareholder reports, and general supervision of data compilation in connection with preparing periodic reports to the Trust’s Trustees and officers. Funds Management also furnishes office space and certain facilities to conduct each Fund’s business.

The Transfer Agent

Boston Financial Data Services, Inc. (“BFDS”) provides transfer agency and distribution disbursing services to the Funds.

32	Money Market Funds Prospectus

Your Account

This section tells you how Fund shares are priced, how to open an account and how to buy, sell or exchange Fund shares once your account is open.

Pricing Fund Shares

•	As with all mutual fund investments, the price you pay to purchase shares or the price you receive when you redeem shares is not determined until after a request has been received in proper form by the transfer agent. The price of Fund shares is based on a Fund’s NAV. The price at which a purchase or redemption of Fund shares is effected is based on the next calculation of NAV after the order is placed.

•	We determine the NAV of each Fund’s shares each business day. We determine the NAV by subtracting a Fund class’s liabilities from its total assets, and then dividing the results by the total number of outstanding shares of that class. We determine the NAV of the Cash Investment Money Market, Government Money Market, Heritage Money Market, Prime Investment Money Market and Treasury Plus Money Market Funds at 5:00 p.m. (ET), and of the National Tax-Free Money Market Fund at 4:00 p.m. (ET). If the markets close early, the Funds may close early and may value their shares at earlier times under these circumstances. Requests the transfer agent receives in proper form before these times are processed the same day. Requests the transfer agent receives after these times are processed the next business day. Information on the timing of dividend accrual in connection with a purchase or a redemption of shares is referenced in the How to Buy Shares and How to Sell Shares sections on the following pages.

•	Each Fund’s assets are valued using the amortized cost method, in accordance with Rule 2a-7 under the 1940 Act. See the Statement of Additional Information for further disclosure.

Money Market Funds Prospectus	33

Your Account

PURCHASING THROUGH YOUR INSTITUTION:

Typically, Institutional Class shares are available for purchase by or through Institutions. Investors interested in purchasing Institutional Class shares of the Funds should contact an account representative at their Institution and should understand the following:

•	Share purchases are made through a customer account at an Institution in accordance with the terms of the customer account involved;

•	Institutions are usually the holders of record of Institutional Class shares held through customer accounts and maintain records reflecting their customers’ beneficial ownership of the shares;

•	Institutions are responsible for transmitting their customers’ purchase and redemption orders to the Funds and for delivering required payment on a timely basis;

•	Institutions are responsible for delivering shareholder communications and voting information from the Funds, and for transmitting shareholder voting instructions to the Funds; and

•	Institutions may have different minimum and subsequent purchase requirements and/or earlier transaction deadlines than those stated in this prospectus.

All investors should understanding the following:

•	All purchases must be in U.S. dollars, and all checks must be drawn on U.S. banks;

•	Each Fund reserves the right to refuse or cancel a purchase or exchange order in cases where the acceptance of the order would, in the Fund’s determination, adversely impact the normal management or operations of the Fund.

•	For the benefit of the Fund, we request that trades be placed as early in the day as possible.

•	The information provided in this Prospectus is not intended for distribution to, or use by, any person or entity in any jurisdiction or country where such distribution or use would be contrary to law or regulation, or which would subject Fund shares to any registration requirement within such jurisdiction or country.

PURCHASING DIRECTLY:

Institutional investors who are interested in purchasing shares directly from a Fund should contact Investor Services at 1-800-260-5969.

In addition to payments made by the Funds for distribution and shareholder servicing, the Adviser, the Funds’ distributor or their affiliates, may pay out of their own assets, and at no cost to the Funds, significant amounts to selling or shareholder servicing agents in connection with the sale and distribution of shares of the Funds or for services to the Funds and their shareholders.

In return for these payments, the Funds may receive certain marketing or servicing advantages including, without limitation, inclusion of the Funds on a selling agent’s “preferred list”; providing “shelf space” for the placement of the Funds on a list of mutual funds offered as investment options to its clients; granting access to a selling agent’s registered representatives; providing assistance in training and educating the selling agent’s registered representatives and furnishing marketing support and other related services. Additionally, the Funds and their shareholders may receive certain services including, but not limited to, establishing and maintaining accounts and records; answering inquiries regarding purchases, exchanges and redemptions; processing and verifying purchase, redemption and exchange transactions; furnishing account statements and confirmations of transactions; processing and mailing monthly statements, prospectuses, shareholder reports and other SEC-required communications; and providing the types of services that might typically be provided by a Fund’s transfer agent (e.g., the maintenance of omnibus or omnibus-like accounts, the use of the National Securities Clearing Corporation for the transmission of transaction information and the transmission of shareholder mailings).

34	Money Market Funds Prospectus

How to Buy Shares

Payments made by the Funds’ Adviser, distributor or their affiliates, for the advantages and services described above, may be fixed dollar amounts, may be based on a percentage of sales and/or assets under management or a combination of the above, and may be up-front or ongoing payments or both. Such payments may be based on the number of customer accounts maintained by the selling or shareholder servicing agent, or based on a percentage of the value of shares sold to, or held by, customers of the selling or shareholder servicing agent, and may differ among selling and shareholder servicing agents.

In addition, representatives of the Funds’ distributor visit selling agents on a regular basis to educate their registered representatives and to encourage the sale of Fund shares. The costs associated with such visits and any arrangement, such as sponsoring various contests and promotions to encourage the sale of Fund shares, may be paid for by the Adviser, the Funds’ distributor or its affiliates, subject to applicable NASD regulations.

Minimum Investments

Institutions and other investors are required to make a minimum initial investment of $10,000,000 per Fund. There are no minimum subsequent investment requirements. The minimum initial investment may be waived or reduced in certain situations. Please see the Statement of Additional Information for details on minimum initial investment waivers.

GENERAL NOTES FOR PURCHASING SHARES

•	Shares begin earning dividends after the transfer agent receives your purchase order in proper form and the purchase amount is received by the Fund’s custodian. It is requested that purchase orders and wires be placed as early in the day as possible. Failure to complete an Application properly may result in a delay in processing your purchase order.

•	All purchases must be in U.S. dollars, and all checks must be drawn on U.S. banks. It is expected that purchases by check do not accrue dividends until the next business day after receipt.

•	Assuming the purchase amount is received by the Fund’s custodian no later than the close of the Federal Funds Wire, which is normally 6:00 p.m. (ET), dividends will accrue as follows:

If a proper order is received:	Dividends begin to Accrue:
National Tax-Free Money Market
• By 12:00 p.m. (ET)	Same Business Day
• After 12:00 p.m. (ET)	Next Business Day

Cash Investment Money Market
Government Money Market
Heritage Money Market
Prime Investment Money Market
Treasury Plus Money Market
• By 4:30 p.m. (ET)	Same Business Day
• After 4:30 p.m. (ET)	Next Business Day

For every check or Electronic Funds Transfer that is returned to us as unpaid you will be charged a $25 fee. In the event that your purchase amount is not received by the close of the Federal Funds Wire for purchases by wire or Electronic Funds Transfer, we reserve the right to hold you responsible for any losses, expenses or fees incurred by the Fund, its transfer agent or its custodian.

Money Market Funds Prospectus	35

Your Account

Institutional Class shares must be redeemed in accordance with the agreement for the account through which you hold your shares. Please read the account agreement for rules governing selling shares, and contact your account representative at your Institution with any questions.

GENERAL NOTES FOR SELLING SHARES:
•	If you purchased shares through a packaged investment product or retirement plan, read the directions for selling shares provided by the product or plan. There may be special requirements that are in addition to or supersede the directions in this Prospectus.

•	We will process requests to sell shares at the first NAV calculated after a request in proper form is received by the transfer agent.

•	Requests for redemption proceeds by check or Electronic Funds Transfer that are received in proper form will be sent out by the next business day after receipt and will earn a dividend until the day such proceeds are sent.

Wire Redemption requests received:	Proceeds Wired	Dividends
National Tax-Free Money Market
• By 12:00 p.m. (ET)	Same Business Day	Not earned on day of request
• After 12:00 p.m. (ET)	Next Business Day	Earned on day of request

Cash Investment Money Market
Government Money Market
Heritage Money Market
Prime Investment Money Market
Treasury Plus Money Market Fund
• By 4:30 p.m. (ET)	Same Business Day	Not earned on day of request
• After 4:30 p.m. (ET)	Next Business Day	Earned on day of request

•	For all of the Funds, except the Cash Investment Money Market Fund, we can delay the payment of a redemption for up to seven days. We may delay the payment of a redemption for longer than seven days under the extraordinary circumstances discussed below.

•	For the Cash Investment Money Market Fund, we can delay the payment of a redemption for longer than one day if there is a non-routine closure of the Fedwire or Federal Reserve Bank or under the extraordinary circumstances discussed below.

•	Under the extraordinary circumstances discussed under Section 22(e) under the Investment Company Act of 1940, as amended, we may suspend the right of redemption or postpone the date of payment of a redemption for longer than one day for the Cash Investment Money Market Fund and for longer than seven days for each of the other Funds. Generally, those extraordinary circumstances are when: (i) the New York Stock Exchange is closed or trading thereon is restricted; (ii) an emergency exists which makes the disposal by a Fund of securities it owns, or the fair determination of the value of the Fund’s net assets not reasonably practical; or (iii) the SEC, by order, permits the suspension of the right of redemption for the protection of shareholders.

•

We reserve the right to delay payment of a redemption so that we may be reasonably certain that investments made by check or through Electronic Funds Transfer have been finally collected. Our ability to determine with reasonable certainty that investments have been

36	Money Market Funds Prospectus

How to Sell Shares

finally collected is greater for investments coming from accounts with banks affiliated with Funds Management than it is for investments coming from accounts with unaffiliated banks. Payments may be held up to 7 days for redemptions of shares purchased by check or through Electronic Funds Transfer. Redemption payments also may be delayed under extraordinary circumstances or as permitted by the SEC in order to protect remaining shareholders.

•	Generally, we pay redemption requests in cash, unless it is determined that the redemption would be to the detriment of a Fund and/or its shareholders. In such case, we may pay all or part of the redemption in securities of equal value as permitted under the 1940 Act, and the rules thereunder. The redeeming shareholder should expect to incur transaction costs upon the disposition of the securities received.

Money Market Funds Prospectus	37

Exchanges

Exchanges between Wells Fargo Advantage Funds involve two transactions: a sale of shares of one Fund and the purchase of shares of another. In general, the same rules and procedures that apply to sales and purchases apply to exchanges. There are, however, additional factors you should keep in mind while making or considering an exchange:

•	Institutional Class shares may only be exchanged for Institutional Class shares.

•	You should carefully read the prospectus for the Fund into which you wish to exchange.

•	An exchange request will be processed on the same business day, provided that both Funds are open at the time the request is received. If one or both Funds are closed, the exchange will be processed on the following business day.

•	If you are making an initial investment into a Fund through an exchange, you must exchange at least the minimum first purchase amount for the new Fund, unless your balance has fallen below that amount due to market conditions.

•	Any exchange between Funds you already own must meet the minimum purchase amounts for the Funds involved.

Generally, we will notify you at least 60 days in advance of any changes in the exchange rules.

Frequent Purchases and Redemptions of Fund Shares

Excessive trading by Fund shareholders can negatively impact a Fund and its long-term shareholders by increasing expenses or lowering returns. However, money market funds, which are typically utilized by investors for cash management purposes and invest in highly liquid securities, are not as susceptible to these negative effects as non-money market Funds. Moreover, because all money market Funds typically maintain a $1.00 net asset value, there is no significant financial incentive for an investor to attempt to market time investments into a money market Fund.

Although the policies adopted by the Funds do not prohibit frequent trading between money market Funds, Funds Management will seek to prevent an investor from utilizing a money market Fund to facilitate frequent purchases and redemptions of shares in non-money market Funds. If Funds Management determines that an account has engaged in timing activities in contravention of the Funds’ policies (as described in the prospectus for the non-money market Fund), an account is prevented from purchasing additional shares or making further exchanges. Once the account has redeemed all of its shares, the account is closed.

38	Money Market Funds Prospectus

Additional Services and Other Information

Income and Gain Distributions

The Funds declare distributions of any net investment income daily and make such distributions monthly. The Funds make distributions of any realized net capital gains at least annually. Your distributions will be automatically reinvested in additional shares, unless your Institution directs otherwise. Your other options are to receive checks for these payments, have them automatically invested in the same class of another Wells Fargo Advantage Fund, or have them deposited into your bank account. With the check payment option, if checks remain uncashed for six months or are undeliverable by the Post Office, we will reinvest the distributions at the earliest date possible, and future distributions will be automatically reinvested. To change the current option for payment of distributions, please contact your Institution.

Taxes

The following discussion regarding federal income taxes is based on laws that were in effect as of the date of this Prospectus and summarizes only some of the important federal income tax considerations affecting the Funds and you as a shareholder. It does not apply to foreign or tax-exempt shareholders or those holding Fund shares through a tax-advantaged account such as a 401(k) Plan or Individual Retirement Account (“IRA”). This discussion is not intended as a substitute for careful tax planning. You should consult your tax adviser about your specific tax situation. Please see the Statement of Additional Information for additional federal income tax information.

We will pass on to a Fund’s shareholders substantially all of the Fund’s net investment income and realized net capital gains, if any. It is intended that distributions of the National Tax-Free Money Market Fund’s net interest income from municipal obligations will not be subject to federal income tax, although a portion of such distributions could be subject to the federal AMT. Distributions of ordinary income from the National Tax-Free Money Market Fund attributable to other sources and of ordinary income from the other Funds attributable to all sources, if any, generally will be taxable to you as ordinary income.

Although the Funds do not expect to realize any capital gain, distributions of a Fund’s net short-term capital gain, if any, generally will be taxable to you as ordinary income and distributions of a Fund’s net long-term capital gain, if any, generally will be taxable to you as long-term capital gain. Corporate shareholders will not be able to deduct any distributions when determining their taxable income. In general, distributions also will not qualify for reductions in federal income taxation of dividends payable to individuals from certain domestic and foreign corporations.

Distributions from a Fund normally will be taxable to you when paid, whether you take the distributions in cash or automatically reinvest them in additional Fund shares. Following the end of every year, we will notify you of the federal income tax status of your distributions for the year.

In certain circumstances, Fund shareholders will be subject to back-up withholding taxes.

As long as each Fund continually maintains a $1.00 NAV, you ordinarily will not recognize taxable gain or loss on the redemption or exchange of your Fund shares.

Portfolio Holdings Information

A description of the Funds’ policies and procedures with respect to disclosure of its portfolio holdings is available in the Funds’ Statement of Additional Information and on the Funds’ Web site at www.wellsfargo.com/advantagefunds.

Householding

To help keep fund expenses low, generally we send a single copy of a prospectus or shareholder report to shareholders of the same household. If your household currently receives a single copy of

Money Market Funds Prospectus	39

Additional Services and Other Information

a prospectus or shareholder report and you would prefer to receive multiple copies, please call Investor Services at 1-800-222-8222 or contact your customer service representative.

Advance Notice of Large Transactions

We strongly urge you to begin all purchases and redemptions as early in the day as possible and to notify us at least one day in advance of transactions in excess of $50,000,000. This will allow us to manage the Funds most effectively. When you give us this advance notice, you must provide us with your name and account number.

Transaction Authorizations

The Funds generally require Institutions to transact through a registered clearing agency, such as the National Securities Clearing Corporation (NSCC). Clearing agency privileges allow us to accept transaction instructions by anyone representing themselves as the shareholder and who provides reasonable confirmation of their identity. We use reasonable procedures to confirm that transactions through a clearing agency are genuine; we will not be liable for any losses incurred if we follow instructions we reasonably believe to be genuine. Contact us or your Institution immediately if you believe there is a discrepancy on your confirmation statement or if you believe someone has obtained unauthorized access to your account.

USA PATRIOT Act

In compliance with the USA PATRIOT Act, all financial institutions (including mutual funds) at the time an account is opened are required to obtain, verify and record the following information for all registered owners or others who may be authorized to act on the account: full name, date of birth, taxpayer identification number (usually your Social Security Number) and permanent street address. Corporate, trust and other entity accounts require additional documentation. This information will be used to verify your true identity. We will return your application if any of this information is missing, and we may request additional information from you for verification purposes. In the rare event that we are unable to verify your identity, the Funds reserve the right to redeem your account at the current day’s NAV. You will be responsible for any losses, taxes, expenses, fees, or other results of such a redemption.

40	Money Market Funds Prospectus

Glossary

We provide the following definitions to assist you in reading this Prospectus. For a more complete understanding of these terms you should consult your investment professional.

Business Day

Generally, Monday through Friday with the exception of any day in which the New York Stock Exchange or Federal Reserve is closed.

Commercial Paper

Debt instruments issued by banks, corporations and other issuers to finance short-term credit needs. Commercial paper typically is of high credit quality and offers below market rates.

Current Income

Earnings in the form of dividends or interest as opposed to capital growth.

Debt Obligations

Generally, a promise to pay interest and repay principal by a company sold as a security. The owner of the security is entitled to receive any such payments. Examples include bonds and mortgage- and other asset-backed securities and can include securities in which the right to receive interest and principal repayment has been sold separately.

Distributions

Disbursements of net investment income, realized net capital gains and/or returns of capital made by a Fund to its shareholders.

Dollar-Denominated

Dollar-denominated means, with reference to a security, that all principal and interest payments on such security are payable in U.S. dollars and that the interest rate of, the principal amount to be repaid, and the timing of the payments related to such security do not vary or float with the value of foreign currency, the rate of interest payable on foreign currency borrowings, or with any other interest rate or index expressed in a currency other than U.S. dollars.

Duration

A measure of a security’s or portfolio’s sensitivity to changes in interest rates. Duration is usually expressed in years, with longer durations typically more sensitive to interest rate changes than shorter durations.

Electronic Funds Transfer

A process used to transfer funds electronically, rather than by check. Also called Automated Clearing House (ACH).

FDIC

The Federal Deposit Insurance Corporation. The company that provides federally sponsored insurance covering bank deposits, such as savings accounts and CDs. Mutual funds are not FDIC insured.

Illiquid Security

A security which may not be sold or disposed of in the ordinary course of business within seven days at approximately the value determined by the Fund.

Institution

Institutional investors acting for themselves or on behalf of their customers in a fiduciary, advisory, agency, custodial or similar capacity. Institutional investors include, but are not limited to, banks, pension funds, insurance companies, foundations, trusts, etc., and broker-dealers and registered investment advisers that have an agreement with the distributor to offer a Fund’s shares through a particular investment product, program or account for which such broker-dealer or adviser may charge a fee.

Money Market Funds Prospectus	41

Glossary

Liquidity

The ability to readily sell a security at a fair price.

Money Market Instruments

High-quality, short-term instruments meeting the requirements of Rule 2a-7 under the 1940 Act, such as bankers’ acceptances, commercial paper, repurchase agreements and government obligations. In a money market fund, average portfolio maturity does not exceed 90 days, and all investments have maturities of 397 days or less at the time of purchase.

Municipal Obligations

Debt obligations of a state or local government entity. Revenues raised from the sale of such obligations may support general governmental needs or special projects. It is intended that interest on a municipal obligation held by a Fund will be exempt from federal income taxes and, in most instances, state and local individual income taxes, in the state of issue, although no assurances can be given to this effect.

Net Asset Value (“NAV”)

The value of a single fund share. It is determined by adding together all of a Fund’s assets, subtracting accrued expenses and other liabilities, then dividing by the total number of shares.

Repurchase Agreement

An agreement between a buyer and seller of a security in which the seller agrees to repurchase the security at an agreed upon price and time.

Selling Agent

A person who has an agreement with the Funds’ distributors allowing the agent to sell a Fund’s shares.

Shareholder Servicing Agent

Anyone appointed by the Fund to maintain shareholder accounts and records, assist and provide information to shareholders or perform similar functions.

Statement of Additional Information

A document that supplements the disclosure made in the Prospectus.

Taxpayer Identification Number

Usually the Social Security Number for an individual or the Employer Identification Number for a corporation.

Total Return

The annual return on an investment, including capital appreciation and distributions. Total return calculations assume reinvestment of all distributions, reflect fee waivers and exclude sales loads.

U.S. Government Obligations

Obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

Zero Coupon Securities

Bonds that make no periodic interest payments and which are usually sold at a discount of their face value. Zero coupon bonds are subject to interest rate and credit risk.

42	Money Market Funds Prospectus

Please find Wells Fargo Advantage Fund’s Privacy Policy inside this back cover.

More information about Wells Fargo Advantage Funds

is available free upon request. To obtain

literature, please write, email or call:

Wells Fargo Advantage Funds

P.O. Box 8266

Boston, MA 02266-8266

Email:wfaf@wellsfargo.com

Retail Investment Professionals: 888-877-9275

Institutional Investment Professionals: 866-765-0778

Web site: www.wellsfargo.com/advantagefunds

YOU MAY WISH TO REVIEW THE FOLLOWING

DOCUMENTS:

STATEMENT OF ADDITIONAL INFORMATION

supplements the disclosures made by this Prospectus.

The Statement of Additional Information has been

filed with the SEC and incorporated by reference into

this Prospectus and is legally part of this Prospectus.

ANNUAL/SEMI-ANNUAL REPORTS

provide certain financial and other important information, including a discussion of the market conditions and investment strategies that significantly affected

Fund performance over the reporting period.

THESE DOCUMENTS ARE AVAILABLE FREE OF CHARGE:

Call: 1-800-222-8222, or visit our Web site at

www.wellsfargo.com/advantagefunds

Write to:

Wells Fargo Advantage Funds

P.O. Box 8266

Boston, MA 02266-8266; or

Visit the SEC’s Web site at http://www.sec.gov

REQUEST COPIES FOR A FEE BY WRITING TO:

SEC Public Reference Room

100 “F” St. NE

Washington, DC 20549-0102; or

by electronic request at publicinfo@sec.gov

Call: 1-800-SEC-0330 or 1-202-551-8090 for details

ADDITIONAL SERVICES QUESTIONS CAN BE

ANSWERED BY CALLING YOUR INVESTMENT

PROFESSIONAL

NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE

Printed on Recycled paper

© 2006 Wells Fargo Funds Management, LLC. All rights reserved. www.wellsfargo.com/advantagefunds

RT 57070 07-06

076MMIT/P1204 07-06

ICA Reg. No. 811-09253

July 1, 2006

Prospectus

Wells Fargo Advantage Money Market Funds -- Administrator Class

Wells Fargo Advantage Cash Investment Money Market Fund

Wells Fargo Advantage Government Money Market Fund

Wells Fargo Advantage Heritage Money Market FundSM

Wells Fargo Advantage National Tax-Free Money Market Fund

Please read this Prospectus and keep it for future reference. It is designed to provide you with important information and to help you decide if a Fund’s goals match your own.

These securities have not been approved or disapproved by the U.S. Securities and Exchange Commission (“SEC”), nor has the SEC passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Fund shares are NOT deposits or other obligations of, or issued, endorsed or guaranteed by Wells Fargo Bank, N.A. (“Wells Fargo Bank”) or any

of its affiliates. Fund shares are NOT insured or guaranteed by the U.S. Government, the Federal Deposit Insurance Corporation (“FDIC”) or any

other government agency. AN INVESTMENT IN A FUND INVOLVES CERTAIN RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

Table of Contents	Money Market Funds

Throughout this prospectus, the Wells Fargo Advantage Heritage Money Market Fund is referred to as the “Heritage Money Market Fund”.

Please find Wells Fargo Advantage Funds’ Privacy Policy inside the back cover of this Prospectus.

Money Market Funds Overview

See the individual Fund descriptions in this Prospectus for further details.

Words appearing in italicized print appear that way only to denote their inclusion in the Glossary section of this Prospectus.

FUND (TICKER)	OBJECTIVE

Cash Investment Money Market Fund (WFAXX)	Seeks current income, while preserving capital and liquidity.

Government Money Market Fund (WGAXX)	Seeks current income, while preserving capital and liquidity.

Heritage Money Market Fund (SHMXX)	Seeks current income, while preserving capital and liquidity.

National Tax-Free Money Market Fund (WNTXX)	Seeks current income exempt from federal income tax, while preserving capital and liquidity.

4	Money Market Funds Prospectus

PRINCIPAL STRATEGIES

We invest in high-quality, short-term money market instruments.

We invest in high-quality, short-term U.S. Government obligations and repurchase agreements.

We invest in high-quality, short-term money market instruments.

We invest in high-quality, short-term municipal obligations.

Money Market Funds Prospectus	5

Summary of Important Risks

This section summarizes important risks that relate to an investment in the Funds. All are important to your investment choice. Additional information about these and other risks is included in:

•	the individual Fund descriptions beginning on page 16;

•	the “Additional Strategies and General Investment Risks” section beginning on page 28; and

•	the Funds’ Statement of Additional Information.

An investment in a Fund is not a deposit of Wells Fargo Bank or any of its affiliates and is not insured or guaranteed by the FDIC or any other government agency. Although each Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance it will be able to do so, and it is possible to lose money by investing in a Fund. Generally, short-term funds do not earn as high a level of income as funds that invest in longer-term instruments.

Debt Obligations

The Funds invest in debt obligations, such as notes and bonds, which are subject to credit risk and interest rate risk. Credit risk is the possibility that an issuer of an instrument will be unable to make interest payments or repay principal. Changes in the financial strength of an issuer or changes in the credit rating of a security may affect its value. Interest rate risk is the risk that interest rates may increase, which will reduce the resale value of securities in a Fund’s portfolio, including U.S. Government obligations. Debt obligations with longer maturities are generally more sensitive to interest rate changes than those with shorter maturities. Changes in market interest rates affect a Fund’s yield to the extent they affect the yield of instruments available for purchase by a Fund.

The U.S. Government does not guarantee the market value or current yield of its obligations. Not all U.S. Government obligations are backed by the full faith and credit of the U.S. Government.

Municipal Obligations

The National Tax-Free Money Market Fund invests in municipal obligations, which rely on the creditworthiness or revenue production of their issuers. Municipal obligations may be difficult to obtain because of limited supply, which may increase the cost of such securities and effectively reduce the yield of the Fund’s portfolio. Typically, less information is available about a municipal issuer than is available about other types of securities issuers. The Fund generally relies on an opinion of the issuer’s bond counsel that interest on a municipal obligation will be exempt from federal income taxation. The Internal Revenue Service is paying increased attention to whether such interest is exempt under applicable law, and the Fund cannot assure you that the Internal Revenue Service will not successfully challenge the exemption for interest on a municipal obligation held by the Fund.

6	Money Market Funds Prospectus

Performance History

The information on the following pages shows you how each Fund has performed and illustrates the variability of a Fund’s returns over time.

The Wells Fargo Advantage Heritage Money Market Fund was organized as the successor fund to the Strong Heritage Money Fund. The predecessor Strong fund was reorganized into the Wells Fargo Advantage Fund effective at the close of business on April 8, 2005. The historical performance and financial highlight information shown below and throughout this Prospectus for the Wells Fargo Advantage Heritage Money Market Fund reflects, for the periods prior to the Fund’s reorganization, the historical information of the predecessor fund.

Please remember that past performance is no guarantee of future results.

Cash Investment Money Market Fund Administrator Class Calendar Year Returns1

Best Qtr.:	Q4 ‘00 • 1.58%	Worst Qtr.:	Q3 ‘03 • 0.19%

The Fund’s year-to-date performance through March 31, 2006, was 1.02%. To obtain a current 7-day yield for the Fund, call toll-free, 1-800-222-8222.

Average annual total returns for the period ended 12/31/05	1 year	5 years	10 years
Administrator Class (Incept. 7/31/03)[1]	2.95%	2.07%	3.72%
[1]	Performance shown for periods prior to the inception of this Class reflects the performance of the Service Class shares and includes fees and expenses that are not applicable to and are higher than those of the Administrator Class shares. The Fund’s Service Class shares incepted on October 14, 1987.

Money Market Funds Prospectus	7

Performance History

Government Money Market Fund Administrator Class Calendar Year Returns1

Best Qtr.:	Q4 ‘00 • 1.54%	Worst Qtr.:	Q3 ‘03 • 0.18%

The Fund’s year-to-date performance through March 31, 2006, was 1.02%. To obtain a current 7-day yield for the Fund, call toll-free 1-800-222-8222.

Average annual total returns for the period ended 12/31/05	1 year	5 years	10 years
Administrator Class (Incept. 7/31/03)[1]	2.92%	2.00%	3.58%
[1]	Performance shown for periods prior to the inception of this Class reflects the performance of the Service Class shares and includes fees and expenses that are not applicable to and are higher than those of the Administrator Class shares. The Fund’s Service Class shares incepted on November 16, 1987.

8	Money Market Funds Prospectus

Heritage Money Market Fund Administrator Class Calendar Year Returns1

Best Qtr.:	Q4 ‘00 • 1.60%	Worst Qtr.:	Q1 ‘04 • 0.18%

The Fund’s year-to-date performance through March 31, 2006, was 1.02%. To obtain a current 7-day yield for the Fund, call toll-free 1-800-222-8222.

Average annual total returns for the period ended 12/31/05	1 year	5 years	10 years
Administrator Class (Incept. 6/29/95)[1]	2.89%	2.06%	3.81%
[1]	Performance shown for the periods prior to April 11, 2005, reflects the performance of the Investor Class shares of the predecessor Strong Heritage Money Fund.

Money Market Funds Prospectus	9

Performance History

National Tax-Free Money Market Fund Administrator Class Calendar Year Returns1

Best Qtr.:	Q4 ‘00 • 1.00%	Worst Qtr.:	Q3 ‘03 • 0.13%

The Fund’s year-to-date performance through March 31, 2006, was 0.69%. To obtain a current 7-day yield for the Fund, call toll free 1-800-222-8222.

Average annual total return[1] for the period ended 12/31/05	1 year	5 years	10 years
Administrator Class (Incept. 4/11/05)[1]	2.00%	1.43%	2.37%
[1]	Performance shown for periods prior to April 11, 2005, reflects performance of the Fund’s Service Class shares, and includes expenses that are not applicable to and are higher than those of the Administrator Class shares. The Fund’s Service Class shares incepted on August 3, 1993.

10	Money Market Funds Prospectus

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Money Market Funds

These tables are intended to help you understand the various costs and expenses you will pay as a shareholder in a Fund. These tables do not reflect charges that may be imposed in connection with an account through which you hold Fund shares. A broker/dealer or financial institution maintaining the account through which you hold Fund shares may charge separate account, service, or transaction fees on the purchase or sale of Fund shares that would be in addition to the fees and expenses shown here.

SHAREHOLDER FEES (fees paid directly from your investment)
All Funds
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge (load) (as a percentage of the Net Asset Value (“NAV”) at purchase)	None

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets)
	Cash Investment Money Market Fund	Government Money Market Fund	Heritage Money Market Fund	National Tax-Free Money Market Fund
Management Fees	0.10%	0.10%	0.10%	0.10%
Distribution (12b-1) Fees	0.00%	0.00%	0.00%	0.00%
Other Expenses[1]	0.27%	0.28%	0.30%	0.29%

TOTAL ANNUAL FUND OPERATING EXPENSES	0.37%	0.38%	0.40%	0.39%
Fee Waivers	0.02%	0.03%	0.02%	0.09%

NET EXPENSES[2]	0.35%	0.35%	0.38%	0.30%
[1]	Other expenses may include expenses payable to affiliates of Wells Fargo & Company.
[2]	For the Heritage Money Market Fund and the National Tax-Free Money Market Fund, the adviser has committed through April 30, 2007, to waive fees and/or reimburse expenses to the extent necessary to maintain each Fund’s net operating expense ratio shown. The adviser has committed through June 30, 2007, to waive fees and/or reimburse expenses to the extent necessary to maintain each Fund’s net operating expense ratio shown. After this time, the net operating expense ratio may only be increased with the approval of the Board of Trustees.

12	Money Market Funds Prospectus

Summary of Expenses

EXAMPLE OF EXPENSES

These examples are intended to help you compare the cost of investing in a Fund with the cost of investing in other mutual funds. The examples assume a fixed rate of return, the reinvestment of all dividends and distributions, and that fund operating expenses remain the same. The fee waivers shown in the table of Annual Fund Operating Expenses are not reflected in the 3, 5 and 10 year examples. Your actual costs may be higher or lower than those shown.

You would pay the following expenses on a $10,000 investment assuming a 5% annual return and that you redeem your shares at the end of each period:

	Cash Investment Money Market Fund	Government Money Market Fund	Heritage Money Market Fund	National Tax-Free Money Market Fund
1 YEAR	$36	$36	$39	$31
3 YEARS	$117	$119	$126	$116
5 YEARS	$206	$210	$222	$210
10 YEARS	$466	$477	$503	$484

Money Market Funds Prospectus	13

Key Information

In this Prospectus, “we” generally refers to Wells Fargo Funds Trust (the “Trust”) or Wells Fargo Funds Management, LLC (“Funds Management”), the Funds’ investment adviser. “We” may also refer to the Funds’ other service providers. “You” refers to the shareholder or potential investor.

Important information you should look for as you decide to invest in a Fund:

The summary information on the previous pages is designed to provide you with an overview of each Fund. The sections that follow provide more detailed information about the investments and management of each Fund.

Investment Objective and Investment Strategies

The investment objective of each Fund in this Prospectus is non-fundamental, that is, it can be changed by a vote of the Board of Trustees alone. The objective and strategies description for each Fund tells you:

•	what the Fund is trying to achieve;

•	how we intend to invest your money; and

•	what makes the Fund different from the other Funds offered in this Prospectus.

Permitted Investments

A summary of each Fund’s key permitted investments and practices. Unless otherwise indicated, these investment policies and practices apply on an ongoing basis. Percentages of “the Fund’s assets” are measured as percentages of net assets plus borrowings for investment purposes. The investment policy of each Fund, except for the National Tax-Free Money Market Fund, concerning “80% of the Fund’s assets” may be changed by the Board of Trustees without shareholder approval, but shareholders would be given 60 days notice. The investment policy of the National Tax-Free Money Market Fund concerning “80% of the Fund’s assets” may only be changed with shareholder approval.

Important Risk Factors

Describes the key risk factors for each Fund, and includes risks described in the “Summary of Important Risks” and “Additional Strategies and General Investment Risks” sections.

Words appearing in italicized print appear that way only to denote their inclusion in the Glossary section of this Prospectus.

14	Money Market Funds Prospectus

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Cash Investment Money Market Fund

Investment Objective

The Cash Investment Money Market Fund seeks current income, while preserving capital and liquidity.

Investment Strategies

We actively manage a portfolio of U.S. dollar-denominated, high-quality, short-term money market instruments. These include bankers’ acceptances, bank notes, certificates of deposit, government securities, commercial paper and repurchase agreements of domestic and foreign issuers. Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund’s overall level of liquidity and average maturity.

Permitted Investments

Under normal circumstances, we invest:

•	100% of total assets in high-quality, short-term money market instruments.

We may invest without limitation in high-quality, short-term, dollar-denominated obligations of foreign issuers.

Important Risk Factors

The Fund is primarily subject to the “Debt Obligations” risk described in the “Summary of Important Risks” section on page 6. Foreign obligations may be subject to additional risks, such as those related to adverse political, regulatory, market or economic developments. Other risks associated with investing in foreign obligations include those related to withholding and other taxes and potentially less stringent investor protection and disclosure standards.

You should consider these risks, along with the “Additional Strategies and General Investment Risks” section beginning on page 25. These considerations are all important to your investment choice.

16	Money Market Funds Prospectus

Financial Highlights

This table is intended to help you understand the Fund’s financial performance for the past 5 years (or for the life of the Fund, if shorter). Certain information reflects financial results for a single Fund share. Total returns represent the rate that you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions). KPMG LLP audited this information which, along with its report and the Fund’s financial statements, is also contained in the Fund’s annual report, a copy of which is available upon request.

FOR A SHARE OUTSTANDING
	ADMINISTRATOR CLASS SHARES— COMMENCED ON JULY 31, 2003

For the period ended:	Feb. 28, 2006[4]	March 31, 2005	March 31, 2004
Net asset value, beginning of period	$1.00	$1.00	$1.00
Income from investment operations:
Net investment income (loss)	0.03	0.01	0.01
Net realized and unrealized gain (loss) on investments	0.00	0.00	0.00
Total from investment operations	0.03	0.01	0.01
Less distributions:
Distributions from net investment income	(0.03)	(0.01)	(0.01)
Distributions from net realized gain	0.00	0.00	0.00
Total from distributions	(0.03)	(0.01)	(0.01)
Net asset value, end of period	$1.00	$1.00	$1.00
Total return[1]	3.06%	1.45%	0.53%
Ratios/supplemental data:
Net assets, end of period (000s)	$1,150,617	$619,286	$281,124
Ratios to average net assets[2]:
Ratio of expenses to average net assets	0.35%	0.35%	0.35%
Ratio of net investment income (loss) to average net assets	3.37%	1.57%	0.79%
Ratio of expenses to average net assets prior to waived fees and reimbursed expenses[2,3]	0.37%	0.37%	0.39%
[1]	Total return calculations would have been lower had certain expenses not been waived or reimbursed for the periods shown. Total returns for periods of less than one year are not annualized.
[2]	Ratios shown for periods of less than one year are annualized.
[3]	During each period, various fees and/or expenses were waived and/or reimbursed. The ratio of gross expenses to average net assets reflects the expense ratio in the absence of any waivers and/or reimbursements.
[4]	The Fund changed its fiscal year-end from March 31 to February 28.

Money Market Funds Prospectus	17

Government Money Market Fund

Investment Objective

The Government Money Market Fund seeks current income, while preserving capital and liquidity.

Investment Strategies

We actively manage a portfolio composed substantially of short-term U.S. Government obligations and repurchase agreements collateralized by U.S. Government obligations. It is our intention to invest, under normal market conditions, substantially all of the Fund’s assets in such securities, though the Fund reserves the right to invest up to 20% of the Fund’s assets in securities other than those described above. Our security selection is based on several factors, including yield and maturity, while taking into account the Fund’s overall level of liquidity and average maturity.

Permitted Investments

Under normal circumstances, we invest:

•	100% of total assets in high-quality, short-term money market instruments; and

•	at least 80% of the Fund’s assets in U.S. Government obligations and repurchase agreements collateralized by U.S. Government obligations.

Important Risk Factors

The Fund is primarily subject to the “Debt Obligations” risk described in the “Summary of Important Risks” section on page 6. Neither the U.S. Government nor any U.S. Government agency either directly or indirectly insures or guarantees the performance of the Fund.

You should consider these risks, along with the “Additional Strategies and General Investment Risks” section beginning on page 25. These considerations are all important to your investment choice.

18	Money Market Funds Prospectus

Financial Highlights

This table is intended to help you understand the Fund’s financial performance for the past 5 years (or for the life of the Fund, if shorter). Certain information reflects financial results for a single Fund share. Total returns represent the rate that you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions). KPMG LLP audited this information which, along with its report and the Fund’s financial statements, is also contained in the Fund’s annual report, a copy of which is available upon request.

FOR A SHARE OUTSTANDING
	ADMINISTRATOR CLASS SHARES— COMMENCED ON JULY 31, 2003

For the period ended:	Feb. 28, 2006[4]	March 31, 2005	March 31, 2004
Net asset value, beginning of period	$1.00	$1.00	$1.00
Income from investment operations:
Net investment income (loss)	0.03	0.01	0.01
Net realized and unrealized gain (loss) on investments	0.00	0.00	0.00
Total from investment operations	0.03	0.01	0.01
Less distributions:
Distributions from net investment income	(0.03)	(0.01)	(0.01)
Distributions from net realized gain	0.00	0.00	0.00
Total from distributions	(0.03)	(0.01)	(0.01)
Net asset value, end of period	$1.00	$1.00	$1.00
Total return[1]	3.05%	1.41%	0.50%
Ratios/supplemental data:
Net assets, end of period (000s)	$876,234	$596,740	$160,507
Ratios to average net assets[2]:
Ratio of expenses to average net assets	0.35%	0.35%	0.35%
Ratio of net investment income (loss) to average net assets	3.33%	1.59%	0.75%
Ratio of expenses to average net assets prior to waived fees and reimbursed expenses[2,3]	0.38%	0.38%	0.37%
[1]	Total return calculations would have been lower had certain expenses not been waived or reimbursed for the periods shown. Total returns for periods of less than one year are not annualized.
[2]	Ratios shown for periods of less than one year are annualized.
[3]	During each period, various fees and/or expenses were waived and/or reimbursed. The ratio of gross expenses to average net assets reflects the expense ratio in the absence of any waivers and/or reimbursements.
[4]	The Fund changed its fiscal year-end from March 31 to February 28.

Money Market Funds Prospectus	19

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Heritage Money Market Fund

Investment Objective

The Heritage Money Market Fund seeks current income, while preserving capital and liquidity.

Investment Strategies

We actively manage a portfolio of U.S. dollar-denominated, high-quality, short-term money market instruments. These include bankers’ acceptances, bank notes, certificates of deposit, government securities, commercial paper and repurchase agreements of domestic and foreign issuers. Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund’s overall level of liquidity and average maturity.

Permitted Investments

Under normal circumstances, we invest:

•	100% of total assets in high-quality, short-term money market instruments.

We may invest without limitation in high-quality, short-term, dollar-denominated obligations of foreign issuers.

Important Risk Factors

The Fund is primarily subject to the ”Debt Obligations” risk described in the “Summary of Important Risks” section on page 6. Foreign obligations may be subject to additional risks, such as those related to adverse political, regulatory, market or economic developments. Other risks associated with investing in foreign obligations include those related to withholding and other taxes and potentially less stringent investor protection and disclosure standards.

You should consider these risks, along with the “Additional Strategies and General Investment Risks” section beginning on page 25. These considerations are all important to your investment choice.

Money Market Funds Prospectus	21

Heritage Money Market Fund	Financial Highlights

This table is intended to help you understand the Fund’s financial performance for the past 5 years. Certain information reflects financial results for a single Fund share. Total returns represent the rate that you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions). KPMG LLP audited this information for the period ended October 31, 2005, and February 28, 2006. PricewaterhouseCoopers LLP audited this information for all prior periods. All performance information, along with the auditor’s report and the Fund’s financial statements, is also contained in the Fund’s annual report, a copy of which is available upon request.

FOR A SHARE OUTSTANDING[1]
	ADMINISTRATOR CLASS SHARES—COMMENCED ON JUNE 29, 1995

For the period ended:	Nov. 1, 2005- Feb. 28, 2006[1]	Oct. 31, 2005	Oct. 31, 2004	Oct. 31, 2003	Oct. 31, 2002	Oct. 31, 2001
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from investment operations:
Net investment income (loss)	0.01	0.03	0.01	0.01	0.02	0.05
Net realized and unrealized gain (loss) on investments	0.00	0.00	0.00	0.00	0.00	0.00
Total from investment operations	0.01	0.03	0.01	0.01	0.02	0.05
Less distributions:
Distributions from net investment income	(0.01)	(0.03)	(0.01)	(0.01)	(0.02)	(0.05)
Distributions from net realized gain	0.00	0.00	0.00	0.00	0.00	0.00
Total from distributions	(0.01)	(0.03)	(0.01)	(0.01)	(0.02)	(0.05)
Net asset value, end of period (000)	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[2]	1.29%	2.54%	0.88%	0.94%	1.69%	4.73%
Ratios/supplemental data:
Net assets, end of period	$288,971	$301,694	$452,770	$706,440	$1,034,437	$1,343,523
Ratios to average net assets[3]:
Ratio of expenses to average net assets	0.38%	0.39%	0.40%	0.40%	0.40%	0.40%
Ratio of net investment income (loss) to average net assets	3.91%	2.41%	0.86%	0.95%	1.69%	4.68%
Ratio of expenses to average net assets prior to waived fees and reimbursed expenses[3,4]	0.40%	0.56%	0.68%	0.62%	0.60%	0.58%
[1]	The Fund changed its Fiscal year-end from October 31 to February 28.
[2]	Total return calculations would have been lower had certain expenses not been waived or reimbursed during the periods shown. Total returns for periods of less than one year are not annualized.
[3]	Ratios shown for periods of less than one year are annualized.
[4]	During each period, various fees and expenses were waived and/or reimbursed. The ratio of gross expenses to average net assets reflects the expense ratio in the absence of any waivers and/or reimbursements.

22	Money Market Funds Prospectus

National Tax-Free Money Market Fund

Investment Objective

The National Tax-Free Money Market Fund seeks current income exempt from federal income tax, while preserving capital and liquidity.

Investment Strategies

We invest substantially all of the Fund’s total assets in high-quality, short-term municipal obligations that are issued by or on behalf of states, territories and possessions of the U.S. or their political subdivisions and financing authorities. These investments may have fixed, variable, or floating rates of interest and may be zero coupon securities. Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund’s overall level of liquidity and average maturity. We invest principally in municipal obligations that pay interest exempt from federal income tax and federal AMT. While we reserve the right to invest up to 20% of the Fund’s assets in municipal obligations that pay interest subject to federal income tax or federal AMT, we currently intend, under normal market conditions, to avoid investing in municipal obligations that pay interest subject to federal income tax or federal AMT.

Permitted Investments

Under normal circumstances, we invest:

•	100% of total assets in high-quality, short-term money market instruments;

•	at least 80% of the Fund’s assets in municipal obligations that pay interest exempt from federal income tax and federal AMT;

•	up to 20% of the Fund’s assets in municipal obligations the income from which may be subject to federal income tax or federal AMT; and

•	up to 35% of total assets in issuers located in a single state.

Important Risk Factors

The Fund is primarily subject to the risks described in the “Summary of Important Risks” section on page 6. Increased investment in the securities of issuers in a single state increases the Fund’s exposure to risks associated with economic downturns or legislative or regulatory changes in the state.

Please remember that some securities in the portfolio may be subject to federal income tax or federal AMT.

Municipal obligations rely on the credit worthiness or revenue production of their issuers. Municipal obligations may be difficult to obtain because of limited supply, which may increase the cost of such securities and effectively reduce the yield of the Fund’s portfolio. Typically, less information is available about a municipal issuer than is available for other types of securities issuers.

You should consider these risks, along with the “Additional Strategies and General Investment Risks” section beginning on page 25. These considerations are all important to your investment choice.

Money Market Funds Prospectus	23

National Tax-Free Money Market Fund	Financial Highlights

The table below shows the financial performance of the Fund’s Service Class shares. This table is intended to help you understand the Fund’s financial performance for the past 5 years (or for the life of the Fund, if shorter). Certain information reflects financial results for a single Fund share. Total returns represent the rate that you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions). KPMG LLP audited this information which, along with their report and the Fund’s financial statements, is also contained in the Fund’s annual report, a copy of which is available upon request.

FOR A SHARE OUTSTANDING
ADMINISTRATOR CLASS SHARES—COMMENCED ON APRIL 11, 2005

For the period ended:	April 11, 2005- February 28, 2006
Net asset value, beginning of period	$1.00
Income from investment operations:
Net investment income (loss)	0.02
Net realized and unrealized gain (loss) on investments	0.00
Total from investment operations	0.02
Less distributions:
Distributions from net investment income	(0.02)
Distributions from net realized gain	0.00
Total from distributions	(0.02)
Net asset value, end of period	$1.00
Total return[1]	2.21%
Ratios/supplemental data:
Net assets, end of period (000s)	$561,788
Ratios to average net assets[2]:
Ratio of expenses to average net assets	0.30%
Ratio of net investment income (loss) to average net assets	2.39%
Ratio of expenses to average net assets prior to waived fees and reimbursed expenses[2,3]	0.39%
[1]	Total return calculations would have been lower had certain expenses not been waived or reimbursed for periods shown. Total returns for periods of less than one year are not annualized.
[2]	Ratios shown for periods of less than one year are annualized.
[3]	During this period, various fees and/or expenses were waived and/or reimbursed. The ratio of gross expenses to average net assets reflects the expense ratio in the absence of any waivers and/or reimbursements.

24	Money Market Funds Prospectus

Additional Strategies and General Investment Risks

Investment practices and relative risk levels are carefully monitored. Every attempt is made to ensure that the risk exposure for each Fund remains within the parameters of its objective and strategies.

Understanding the risks involved in mutual fund investing will help you make an informed decision that takes into account your risk tolerance and preferences. You should carefully consider the risks common to investing in all mutual funds, including the Wells Fargo Advantage FundsSM. Certain common risks are identified in the “Summary of Important Risks” section on page 6. Other risks of mutual fund investing include the following:

•	Unlike bank deposits, such as CDs or savings accounts, mutual funds are not insured by the FDIC.

•	We cannot guarantee that a Fund will meet its investment objective. In particular, we cannot guarantee that a Fund will be able to maintain a $1.00 per share NAV.

•	We do not guarantee the performance of a Fund, nor can we assure you that the market value of your investment will not decline. We will not “make good” on any investment loss you may suffer, nor can anyone we contract with to provide services, such as investment advisers, offer or promise to make good on any such losses.

•	An investment in a single Fund, by itself, does not constitute a complete investment plan.

•	The Funds may invest a portion of their assets in U.S. Government obligations, such as securities issued or guaranteed by the Government National Mortgage Association (“GNMAs”), the Federal National Mortgage Association (“FNMAs”) and the Federal Home Loan Mortgage Corporation (“FHLMCs”). Some of these obligations are mortgage-backed securities representing partial ownership of a pool of residential mortgage loans. Mortgage-backed securities are subject to prepayment and extension risk, which can alter the duration of the securities and also reduce the rate of return on the portfolio. It is important to recognize that the U.S. Government does not guarantee the market value or current yield of U.S. Government obligations. Not all U.S. Government obligations are backed by the full faith and credit of the U.S. Government, and the U.S. Government’s guarantee does not extend to the Funds themselves.

What follows is a general list of the types of risks (some of which have been previously described) that may apply to a given Fund and a table showing some of the additional investment practices that each Fund may use and the key risks associated with them. Additional information about these practices is available in the Statement of Additional Information.

Counter-Party Risk—The risk that the other party in a repurchase agreement or other transaction will not fulfill its contract obligation.

Credit Risk—The risk that the issuer of a debt obligation will be unable to make interest payments or repay principal on schedule. If an issuer does default, the affected security could lose all of its value, or be renegotiated at a lower interest rate or principal amount. Affected securities might also lose liquidity. Credit risk also includes the risk that a party in a transaction may not be able to complete the transaction as agreed.

Foreign Investment Risk—The additional risks associated with foreign investments, including those related to adverse political, regulatory, market or economic developments, and foreign markets can and often do perform differently from U.S. markets. Other risks associated with investing in foreign obligations include those related to withholding and other taxes and potentially less stringent investor protection and disclosure standards.

Money Market Funds Prospectus	25

Additional Strategies and General Investment Risks

Interest Rate Risk—The risk that changes in interest rates can reduce the value of a security. Generally, when interest rates increase, the value of a debt obligation decreases. The effect is usually more pronounced for securities with longer dates to maturity.

Leverage Risk—The risk that an investment practice, such as engaging in forward commitment or when-issued securities transactions, may increase a Fund’s exposure to market risk, interest rate risk or other risks by, in effect, increasing assets available for investment.

Liquidity Risk—The risk that a security cannot be sold at the time desired, or cannot be sold without adversely affecting the price.

Market Risk—The risk that the value of a security will be reduced by market activity. This is a basic risk associated with all securities.

Regulatory Risk—The risk that changes in government regulations will adversely affect the value of a security. Also the risk that an insufficiently regulated market might permit inappropriate practices that adversely affect an investment.

In addition to the general risks discussed above, and under “Summary of Important Risks,” you should carefully consider and evaluate any special risks that may apply to investing in a particular Fund. See the “Important Risk Factors” section in the summary for each Fund. You should also see the Statement of Additional Information for additional information about the investment practices and risks particular to each Fund.

26	Money Market Funds Prospectus

Additional Strategies and General Investment Risks

Investment Practice/Risk

The following table lists certain regular investment practices of the Funds, including some not disclosed in the Investment Objective and Investment Strategies sections of the Prospectus. The risks indicated after the description of the practice are NOT the only potential risks associated with that practice, but are among the more prominent. Market risk is assumed for each investment practice. See the Statement of Additional Information for more information on these practices.

Remember, each Fund is designed to meet different investment needs and objectives.

		CASH INVESTMENT	GOVERNMENT	HERITAGE	NATIONAL TAX-FREE

INVESTMENT PRACTICE	PRINCIPAL RISK(S)
Borrowing Policies The ability to borrow money for temporary purposes (e.g. to meet shareholder redemptions).	Leverage Risk	●	●	●	●
Floating and Variable Rate Debt Instruments with interest rates that are adjusted either on a schedule or when an index or benchmark changes.	Interest Rate and Credit Risk	●	●	●	●
Foreign Obligations Dollar-denominated debt obligations of non-U.S. companies, foreign banks, foreign governments, and other foreign entities.	Foreign Investment, Liquidity and Regulatory Risk	●		●
Illiquid Securities A security which may not be sold or disposed of in the ordinary course of business within seven days at the value determined by the Fund. Limited to 10% of net assets.	Liquidity Risk	●	●	●	●
Repurchase Agreements A transaction in which the seller of a security agrees to buy back a security at an agreed upon time and price, usually with interest.	Counter-Party Risk	●	●	●

Money Market Funds Prospectus	27

Organization and Management of the Funds

A number of different entities provide services to the Funds. This section shows how the Funds are organized, lists the entities that perform different services, and explains how these service providers are compensated. Further information is available in the Statement of Additional Information for the Funds.

About Wells Fargo Funds Trust

The Trust was organized as a Delaware statutory trust on March 10, 1999. The Board of Trustees of the Trust (the “Board”) supervises each Fund’s activities, monitors its contractual arrangements with various service providers and decides upon matters of general policy.

The Board supervises the Funds’ activities and approves the selection of various companies hired to manage the Funds’ operation. The major service providers are described in the diagram below. Except for the advisers, which generally may be changed only with shareholder approval, if the Board believes that it is in the best interests of the shareholders, it may change service providers.

BOARD OF TRUSTEES
Supervises the Funds’ activities

Ú

INVESTMENT ADVISER	CUSTODIAN
Wells Fargo Funds Management, LLC 525 Market St. San Francisco, CA Manages the Funds’ investment activities	Wells Fargo Bank, N.A. 6th & Marquette Minneapolis, MN Provides safekeeping for the Funds’ assets

Ú

INVESTMENT SUB-ADVISER
Wells Capital Management Incorporated 525 Market St. San Francisco, CA Responsible for day-to-day portfolio management

Ú

ADMINISTRATOR	TRANSFER AGENT	SHAREHOLDER SERVICING AGENTS
Wells Fargo Funds Management, LLC 525 Market St. San Francisco, CA	Boston Financial Data Services, Inc. Two Heritage Dr. Quincy, MA	Various Agents

Manages the Funds’ business activities	Maintains records of shares and supervises the payment of dividends	Provides services to customers of the Funds

Ú

FINANCIAL SERVICES FIRMS
Advise current and prospective shareholders on Fund investments

Ú

SHAREHOLDERS

28	Money Market Funds Prospectus

The Investment Adviser

Funds Management serves as the investment adviser for each of the Funds. Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company, was created to succeed to the mutual fund advisory responsibilities of Wells Fargo Bank and is an affiliate of Wells Fargo Bank. Wells Fargo Bank, which was founded in 1852, is the oldest bank in the western United States and is one of the largest banks in the United States. The Funds’ adviser is responsible for implementing the investment policies and guidelines for the Funds, and for supervising the sub-adviser who is responsible for the day-to-day portfolio management of the Funds. For providing these services, Funds Management is entitled to receive fees as shown in the table of Annual Fund Operating Expenses under “Management Fees” in the front of this Prospectus. A discussion regarding the basis for the Board approving the investment advisory and subadvisory agreements for the Funds is available in the Funds’ semi-annual report for the fiscal half-year ended September 30, 2005, and for the Heritage Money Market Fund, is available in the Fund’s semi-annual report for the fiscal half-year ended April 30, 2005. As of March 31, 2006, Funds Management provided advisory services for over $110.3 billion in mutual fund assets.

Dormant Multi-Manager Structure

The Board has adopted a dormant “multi-manager” structure for the Heritage Money Market Fund. Under this structure, a Fund and Funds Management would engage one or more sub-advisers to make day-to-day investment decisions for the Fund’s assets. Funds Management would retain ultimate responsibility (subject to the oversight of the Board) for overseeing the sub-advisers and may, at times, recommend to the Board that the Fund: (i) change, add or terminate one or more sub-advisers; (ii) continue to retain a sub-adviser even though the sub-adviser’s ownership or corporate structure has changed; or (iii) materially change a sub-advisory agreement with a sub-adviser.

Applicable law generally requires a Fund to obtain shareholder approval of most of these types of recommendations, even if the Board approves the proposed action. Under the dormant “multi-manager” structure approved by the Board, the Fund will seek exemptive relief, if necessary, from the SEC to permit Funds Management (subject to the Board’s oversight and approval) to make decisions about the Fund’s sub-advisory arrangements without obtaining shareholder approval. The Fund will continue to submit matters to shareholders for their approval to the extent required by applicable law.

The Sub-Adviser

Wells Capital Management Incorporated (“Wells Capital Management”), an affiliate of Funds Management, is the sub-adviser for the Funds. In this capacity, Wells Capital Management is responsible for the day-to-day investment management activities of the Funds. Wells Capital Management provides investment advisory services for registered mutual funds, company retirement plans, foundations, endowments, trust companies, and high net-worth individuals. As of March 31, 2006, Wells Capital Management managed assets aggregating in excess of $175.6 billion.

Wells Capital Management is compensated for its services by Funds Management from the fees Funds Management receives for its services as the Funds’ adviser.

The Administrator

Funds Management provides the Funds with administrative services, including general supervision of each Fund’s operation, coordination of the other services provided to each Fund, compilation of information for reports to the SEC and state securities commissions, preparation of proxy statements and shareholder reports, and general supervision of data compilation in connection with preparing periodic reports to the Trust’s Trustees and officers. Funds Management also furnishes office space and certain facilities to conduct each Fund’s business.

Money Market Funds Prospectus	29

Organization and Management of the Funds

Shareholder Servicing Plan

We have a shareholder servicing plan for the Funds. Under this plan, we have agreements with various shareholder servicing agents to process purchase and redemption requests, to service shareholder accounts, and to provide other related services. For these services, each Fund pays an annual fee of up to 0.10% of its average daily net assets. Selling or shareholder servicing agents, in turn, may pay some or all of these amounts to their employees or registered representatives who recommend or sell Fund shares or make investment decisions on behalf of their clients.

The Transfer Agent

Boston Financial Data Services, Inc. (“BFDS”) provides transfer agency and distribution disbursing services to the Funds.

30	Money Market Funds Prospectus

Your Account

This section tells you how Fund shares are priced, how to open an account and how to buy, sell or exchange Fund shares once your account is open.

Pricing Fund Shares

•	As with all mutual fund investments, the price you pay to purchase shares or the price you receive when you redeem shares is not determined until after a request has been received in proper form by the transfer agent. The price of Fund shares is based on a Fund’s NAV. The price at which a purchase or redemption of Fund shares is effected is based on the next calculation of NAV after the order is placed.

•	We determine the NAV of each Fund’s shares each business day. We determine the NAV by subtracting a Fund class’s liabilities from its total assets, and then dividing the results by the total number of outstanding shares of that class. We determine the NAV of the Cash Investment Money Market Fund, Government Money Market Fund and the Heritage Money Market Fund at 5:00 p.m. (ET), and of the National Tax-Free Money Market Fund at 4:00 p.m. (ET). If the markets close early, the Funds may close early and may value their shares at earlier times under these circumstances. Requests the transfer agent receives in proper form before these times are processed the same day. Requests the transfer agent receives after these times are processed the next business day. Information on the timing of dividend accrual in connection with a purchase or a redemption of shares is referenced in the How to Buy Shares and How to Sell Shares sections on the following pages.

•	Each Fund’s assets are valued using the amortized cost method, in accordance with Rule 2a-7 under the 1940 Act. See the Statement of Additional Information for further disclosure.

Money Market Funds Prospectus	31

Your Account

PURCHASING THROUGH YOUR INSTITUTION:

Administrator Class shares are available for purchase by or through Institutions. Investors interested in purchasing Administrator Class shares of the Funds should contact an account representative at their Institution and should understand the following:

•	Share purchases are made through a customer account at an Institution in accordance with the terms of the customer account involved;

•	Institutions are usually the holders of record of Administrator Class shares held through customer accounts and maintain records reflecting their customers’ beneficial ownership of the shares;

•	Institutions are responsible for transmitting their customers’ purchase and redemption orders to the Funds and for delivering required payment on a timely basis;

•	Institutions are responsible for delivering shareholder communications and voting information from the Funds, and for transmitting shareholder voting instructions to the Funds;

•	Institutions may have different minimum and subsequent purchase requirements and/or earlier transaction deadlines than those stated in this prospectus.

All investors should understanding the following:

•	All purchases must be in U.S. dollars, and all checks must be drawn on U.S. banks;

•	Each Fund reserves the right to refuse or cancel a purchase or exchange order in cases where the acceptance of the order would, in the Fund’s determination, adversely impact the normal management or operations of the Fund.

•	For the benefit of the Fund, we request that trades be placed as early in the day as possible.

PURCHASING DIRECTLY:

Administrator Class shares are also available for purchase directly from Wells Fargo Advantage Funds. Please refer to the following pages for details on how to directly purchase Administrator Class shares of the Funds.

In addition to payments made by the Funds for distribution and shareholder servicing, the Adviser, the Funds’ distributor or their affiliates, may pay out of their own assets, and at no cost to the Funds, significant amounts to selling or shareholder servicing agents in connection with the sale and distribution of shares of the Funds or for services to the Funds and their shareholders.

In return for these payments, the Funds may receive certain marketing or servicing advantages including, without limitation, inclusion of the Funds on a selling agent’s “preferred list”; providing “shelf space” for the placement of the Funds on a list of mutual funds offered as investment options to its clients; granting access to a selling agent’s registered representatives; providing assistance in training and educating the selling agent’s registered representatives and furnishing marketing support and other related services. Additionally, the Funds and their shareholders may receive certain services including, but not limited to, establishing and maintaining accounts and records; answering inquiries regarding purchases, exchanges and redemptions; processing and verifying purchase, redemption and exchange transactions; furnishing account statements and confirmations of transactions; processing and mailing monthly statements, prospectuses, shareholder reports and other SEC-required communications; and providing the types of services that might typically be provided by a Fund’s transfer agent (e.g., the maintenance of omnibus or

32	Money Market Funds Prospectus

omnibus-like accounts, the use of the National Securities Clearing Corporation for the transmission of transaction information and the transmission of shareholder mailings).

Payments made by the Funds’ Adviser, distributor or their affiliates, for the advantages and services described above, may be fixed dollar amounts, may be based on a percentage of sales and/or assets under management or a combination of the above, and may be up-front or ongoing payments or both. Such payments may be based on the number of customer accounts maintained by the selling or shareholder servicing agent, or based on a percentage of the value of shares sold to, or held by, customers of the selling or shareholder servicing agent, and may differ among selling and shareholder servicing agents.

In addition, representatives of the Funds’ distributor visit selling agents on a regular basis to educate their registered representatives and to encourage the sale of Fund shares. The costs associated with such visits and any arrangement, such as sponsoring various contests and promotions to encourage the sale of Fund shares, may be paid for by the Adviser, the Funds’ distributor or its affiliates, subject to applicable NASD regulations.

Minimum Investments

Institutions and other investors are required to make a minimum initial investment of $1,000,000 per Fund. The minimum initial investment may be waived or reduced in certain circumstances. There are no minimum subsequent investment requirements. Please see the Statement of Additional Information for details on minimum initial investment waivers.

Money Market Funds Prospectus	33

Your Account

The following section explains how you can buy shares directly from Wells Fargo Advantage Funds. For Funds held through brokerage and other types of accounts, please consult your selling agent.

GENERAL NOTES FOR PURCHASING FUND SHARES

•	The initial investment minimum is $1,000,000.

•	There is no minimum subsequent investment requirement.

•	When mailing your application, payment or other documentation to Wells Fargo Advantage Funds, use the appropriate address below:

Mailing address:	Wells Fargo Advantage Funds P.O. Box 8266 Boston, MA 02266-8266	Overnight Mail:	Wells Fargo Advantage Funds ATTN: CCSU-Boston Financial 66 Brooks Drive Braintree, MA 02184

•	When wiring money to Wells Fargo Advantage Funds, provide the following wire instructions to your financial institution:

State Street Bank & Trust Boston, MA Bank Routing Number: ABA 011000028 Wire Purchase Account Number: 9905-437-1	Attention: Wells Fargo Advantage Funds (Name of Fund, Account Number, and Share Class) Account Name: (Registration Name of Account)

•	Shares begin earning dividends after the transfer agent receives your purchase order in proper form and the purchase amount is received by the Fund’s custodian. It is requested that purchase orders and wires be placed as early in the day as possible. Failure to complete an Application properly may result in a delay in processing your purchase order.

•	All purchases must be in U.S. dollars, and all checks must be drawn on U.S. banks. It is expected that purchases by check do not accrue dividends until the next business day after receipt.

•	Assuming the purchase amount is received by the Fund’s custodian no later than the close of the Federal Funds Wire, which is normally 6:00 p.m. (ET), dividends will accrue as follows:

If a proper order is received:	Dividends begin to Accrue:
National Tax-Free Money Market
• By 12:00 p.m. (ET)	Same Business Day
• After 12:00 p.m. (ET)	Next Business Day

Cash Investment Money Market
Government Money Market
Heritage Money Market
• By 4:30 p.m. (ET)	Same Business Day
• After 4:30 p.m. (ET)	Next Business Day

34	Money Market Funds Prospectus

How to Buy Shares

For every check or Electronic Funds Transfer that is returned to us as unpaid you will be charged a $25 fee. In the event that your purchase amount is not received by the close of the Federal Funds Wire for purchases by wire or Electronic Funds Transfer, we reserve the right to hold you responsible for any losses, expenses or fees incurred by the Fund, its transfer agent or its custodian.

•	When all or a portion of a purchase is received for investment without a clear Fund designation or is designated for investment in one of our closed classes of Funds, we may deposit the undesignated portion or the entire amount, as applicable, into the Wells Fargo Advantage Money Market Fund. We will treat your inaction as approval of this purchase until you later direct us to sell or exchange these shares of the Money Market Fund, at the next NAV calculated after we accept your order.

•	The information provided in this Prospectus is not intended for distribution to, or use by, any person or entity in any jurisdiction or country where such distribution or use would be contrary to law or regulation, or which would subject Fund shares to any registration requirement within such jurisdiction or country.

Money Market Funds Prospectus	35

Your Account

BY MAIL

IF YOU ARE BUYING SHARES FOR THE FIRST TIME:

•	Complete a Wells Fargo Advantage Funds Application. Be sure to indicate the full Fund name and the share class into which you intend to invest. You may obtain an application on-line (visit our Web site at www.wellsfargo.com/advantagefunds), by calling Investor Services at 1-800-222-8222, or from an authorized selling agent.

•	Enclose a check made out in the full name and share class of the Fund. For example, “Wells Fargo Advantage Government Money Market Fund, Administrator Class.”

•	Mail the Application and payment to Wells Fargo Advantage Funds.

IF YOU ARE BUYING ADDITIONAL SHARES:

•	Make a check payable to the full name and share class of your Fund. Be sure to write your account number on the check.

•	Complete an investment slip or the payment stub/card from your statement if available, and mail to Wells Fargo Advantage Funds with the check.

•	To request a booklet of investment slips, please contact Investor Services at 1-800-222-8222.

BY PHONE

IF YOU ARE BUYING SHARES FOR THE FIRST TIME:

You can only make your first purchase of a Fund by phone if you already have an existing Wells Fargo Advantage Funds Account. If you do not currently have an account, complete a Wells Fargo Advantage Funds Application. Refer to the ‘By Mail’ section, above.

If you have a Wells Fargo Advantage Funds Account and want to buy into a new Fund, call Investor Services at 1-800-222-8222 for an Investor Services Representative to either:

•	transfer at least $1,000,000 from a linked bank settlement account, or

•	exchange at least $1,000,000 worth of shares from an existing Wells Fargo Advantage Funds Account.

Call 1-800-368-7550 to use the automated phone system to:

•	exchange shares from an existing Wells Fargo Advantage Funds Account.

IF YOU ARE BUYING ADDITIONAL SHARES:

To buy additional shares, call Investor Services at 1-800-222-8222, for an Investor Services Representative or call 1-800-368-7550 to use the automated phone system to either:

•	make a cash transfer from a linked bank account, or

•	exchange shares from an existing Wells Fargo Advantage Funds Account.

36	Money Market Funds Prospectus

How to Buy Shares

BY INTERNET ACCESS

IF YOU ARE BUYING SHARES FOR THE FIRST TIME:

To buy into a new Fund, visit our Web site at www.wellsfargo.com/advantagefunds to:

•	exchange shares from an existing Wells Fargo Advantage Funds Account.

IF YOU ARE BUYING ADDITIONAL SHARES:

To buy additional shares, visit our Web site at www.wellsfargo.com/advantagefunds, to either:

•	transfer from a linked bank account, or

•	exchange shares from an existing Wells Fargo Advantage Funds Account.

On-line purchase limits may apply. Further information is available by calling Investor Services at 1-800-222-8222.

BY WIRE

IF YOU ARE BUYING SHARES FOR THE FIRST TIME:

You can make your first purchase of a Fund by wire. Complete a Wells Fargo Advantage Funds Application and follow the mailing and wire instructions on page 34.

IF YOU ARE BUYING ADDITIONAL SHARES:

Instruct your bank/financial institution to wire the amount you want to invest in accordance with the wire instructions on page 34. Be sure to have the wiring bank include your current account number and the name your account is registered in.

IN PERSON

Visit our Investor Center in Menomonee Falls, Wisconsin, which is near Milwaukee. Visit our Web site or call an Investor Services Representative for hours of operation and directions to our Investor Center.

Money Market Funds Prospectus	37

Your Account

The following section explains how you can sell shares held directly through an account with Wells Fargo Advantage Funds. For Fund shares held through brokerage or other types of accounts, please consult your selling agent.

BY MAIL

•	To request a redemption, write a “Letter of Instruction” stating your name, your account number, the Fund you wish to redeem and the dollar amount you wish to receive (or write “Full Redemption”).

•	Make sure all the account owners sign the request exactly as their names appear on the account application.

•	Medallion guarantees are required for mailed redemption requests under the following circumstances: i) if the request is for over $100,000; ii) if the address on your account was changed within the last 30 days, or iii) if the redemption is made payable to a third party. You can get a medallion guarantee at a financial institution, such as a bank or brokerage house. We do not accept notarized signatures.

•	Mail to: Wells Fargo Advantage Funds

P.O. Box 8266

Boston, MA 02266-8266

BY PHONE

•	Call Investor Services at 1-800-222-8222 for an Investor Services Representative or call 1-800-368-7550 to use the automated phone system to request a redemption. Be prepared to provide your account number and Taxpayer Identification Number (usually your Social Security Number).

•	Unless you have instructed us otherwise, only one account owner needs to call in redemption requests.

•	Telephone privileges are automatically made available to you unless you specifically decline them on your Application or subsequently in writing.

•	Redemption requests may not be made by phone if the address on your account was changed in the last 30 days. In this event, you must request your redemption by mail, in accordance with the procedures listed above.

BY INTERNET

•	Visit our Web site at www.wellsfargo.com/advantagefunds to process your redemption request. Redemptions requested on-line are limited to a maximum of $500,000. Redemption proceeds may be remitted by check to your address of record, by Electronic Funds Transfer into a linked bank account, or by wire.

See ‘General Notes for Selling Shares,’ below. Further information is available by calling Investor Services at 1-800-222-8222.

IN PERSON

Visit our Investor Center in Menomonee Falls, Wisconsin, which is near Milwaukee. Visit our Web site or call an Investor Services Representative for hours of operation and directions to our Investor Center.

38	Money Market Funds Prospectus

How to Sell Shares

GENERAL NOTES FOR SELLING SHARES

•	We will process requests to sell shares at the first NAV calculated after a request in proper form is received by the transfer agent.

•	You may request that redemption proceeds be sent to you by check, by Electronic Funds Transfer into a bank account, or by wire. Please call Investor Services regarding requirements for linking bank accounts or for wiring funds. We reserve the right to charge a fee for wiring funds although it is not currently our practice to do so. Please contact your bank to verify any charges that it may assess for an incoming wire transfer.

•	Requests for redemption proceeds by check or Electronic Funds Transfer that are received in proper form will be sent out by the next business day after receipt and will earn a dividend until the day such proceeds are sent.

Wire Redemption requests received:	Proceeds Wired	Dividends
National Tax-Free Money Market
• By 12:00 p.m. (ET)	Same Business Day	Not earned on day of request
• After 12:00 p.m. (ET)	Next Business Day	Earned on day of request
Cash Investment Money Market
Government Money Market
Heritage Money Market
• By 4:30 p.m. (ET)	Same Business Day	Not earned on day of request
• After 4:30 p.m. (ET)	Next Business Day	Earned on day of request

•	We reserve the right to delay payment of a redemption so that we may be reasonably certain that investments made by check, through Electronic Funds Transfer or the Automatic Investment Plan have been finally collected. Our ability to determine with reasonable certainty that investments have been finally collected is greater for investments coming from accounts with banks affiliated with Funds Management than it is for investments coming from accounts with unaffiliated banks. Payments may be held up to 7 days for redemptions of shares purchased by check or through Electronic Funds Transfer. Redemption payments also may be delayed under extraordinary circumstances or as permitted by the SEC in order to protect remaining shareholders.

•	Generally, we pay redemption requests in cash, unless it is determined that the redemption would be to the detriment of a Fund and/or its shareholders. In such case, we may pay all or part of the redemption in securities of equal value as permitted under the 1940 Act, and the rules thereunder. The redeeming shareholder should expect to incur transaction costs upon the disposition of the securities received.

•	If you purchased shares through a packaged investment product or retirement plan, read the directions for selling shares provided by the product or plan. There may be special requirements that are in addition to or supersede the directions in this Prospectus.

Money Market Funds Prospectus	39

Exchanges

Exchanges between Wells Fargo Advantage Funds involve two transactions: a sale of shares of one Fund and the purchase of shares of another. In general, the same rules and procedures that apply to sales and purchases apply to exchanges. There are, however, additional factors you should keep in mind while making or considering an exchange:

•	In general, Administrator Class shares may only be exchanged for Administrator Class shares, with the following exceptions:

•	Administrator Class shares of the Heritage Money Market Fund and National Tax-Free Money Market Fund may be exchanged for Investor Class shares of any money market or non-money market Fund.

•	You should carefully read the prospectus for the Fund into which you wish to exchange.

•	If you exchange between a money market Fund and a Fund with a sales load, you will buy shares at the Public Offering Price (“POP”) of the new Fund, which includes a sales load.

•	An exchange request will be processed on the same business day, provided that both Funds are open at the time the request is received. If one or both Funds are closed, the exchange will be processed on the following business day.

•	If you are making an initial investment into a Fund through an exchange, you must exchange at least the minimum first purchase amount for the new Fund, unless your balance has fallen below that amount due to market conditions.

Generally, we will notify you at least 60 days in advance of any changes in the exchange rules.

Frequent Purchases and Redemptions of Fund Shares

Excessive trading by Fund shareholders can negatively impact a Fund and its long-term shareholders by increasing expenses or lowering returns. However, money market funds, which are typically utilized by investors for cash management purposes and invest in highly liquid securities, are not as susceptible to these negative effects as non-money market Funds. Moreover, because all money market Funds typically maintain a $1.00 net asset value, there is no significant financial incentive for an investor to attempt to market time investments into a money market Fund.

Although the policies adopted by the Funds do not prohibit frequent trading between money market Funds, Funds Management will seek to prevent an investor from utilizing a money market Fund to facilitate frequent purchases and redemptions of shares in non-money market Funds. If Funds Management determines that an account has engaged in timing activities in contravention of the Funds’ policies (as described in the prospectus for the non-money market Fund), an account is prevented from purchasing additional shares or making further exchanges. Once the account has redeemed all of its shares, the account is closed.

40	Money Market Funds Prospectus

Additional Services and Other Information

Automatic Plans

These plans help you conveniently purchase and/or redeem shares each month. Once you select a plan, tell us the day of the month you would like the transaction to occur. Then select the Fund and Class you would like to purchase and specify an amount of at least $50. If you do not specify a date, we will process the transaction on or about the 25th day of the month. Call Investor Services at 1-800-222-8222 for more information.

•	Automatic Investment Plan—With this plan, you can regularly purchase shares of a Wells Fargo Advantage Fund with money automatically transferred from a linked bank account.

•	Automatic Exchange Plan—With this plan, you can regularly exchange shares of a Wells Fargo Advantage Fund you own for shares of another Wells Fargo Advantage Fund. See the “Exchanges” section of this Prospectus for the conditions that apply to your shares. This feature may not be available for certain types of accounts.

•	Systematic Withdrawal Plan—With this plan, you can regularly redeem shares and receive the proceeds by check or by transfer to a linked bank account. To participate in this plan, you:

•	must have a Fund account valued at $10,000 or more;

•	must have your distributions reinvested; and

•	may not simultaneously participate in the Automatic Investment Plan.

It generally takes about ten days to establish a plan once we have received your instructions. It generally takes about five days to change or cancel participation in a plan. We may automatically cancel your plan if the linked bank account you specified is closed, or for other reasons.

Income and Gain Distributions

The Funds in this Prospectus declare distributions of any net investment income daily and make such distributions monthly. The Funds make distributions of any realized net capital gains at least annually. Your distributions will be automatically reinvested in additional shares, unless your Institution directs otherwise. Your other options are to receive checks for these payments, have them automatically invested in the same class of another Wells Fargo Advantage Fund, or have them deposited into your bank account. With the check payment option, if checks remain uncashed for six months or are undeliverable by the Post Office, we will reinvest the distributions at the earliest date possible, and future distributions will be automatically reinvested. To change the current option for payment of distributions, please contact your Institution.

We offer the following distribution options. To change your current option for payment of distributions, please call 1-800-222-8222.

•	Automatic Reinvestment Option—Lets you buy new shares of the same class of the Fund that generated the distributions. The new shares are purchased at NAV generally on the day the income is paid. This option is automatically assigned to your account unless you specify another option.

•	Check Payment Option—Allows you to receive checks for distributions mailed to your address of record or to another name and address which you have specified in written, Medallion Guaranteed instructions. If checks remain uncashed for six months or are undeliverable by the Post Office, we will reinvest the distributions at the earliest date possible, and future distributions will be automatically reinvested.

Money Market Funds Prospectus	41

Additional Services and Other Information

•	Bank Account Payment Option—Allows you to receive distributions directly in a checking or savings account through Electronic Funds Transfer. The bank account must be linked to your Wells Fargo Advantage Fund account. In order to establish a new linked bank account, you must send a written medallion guaranteed instruction along with a copy of a voided check or deposit slip. Any distribution returned to us due to an invalid banking instruction will be sent to your address of record by check at the earliest date possible, and future distributions will be automatically reinvested.

•	Directed Distribution Purchase Option—Lets you buy shares of a different Wells Fargo Advantage Fund of the same share class. The new shares are purchased at NAV generally on the day the income is paid. In order to establish this option, you need to identify the Fund and account the distributions are coming from, and the Fund and account to which the distributions are being directed. You must meet any required minimum purchases in both Funds prior to establishing this option.

Taxes

The following discussion regarding federal income taxes is based on laws that were in effect as of the date of this Prospectus and summarizes only some of the important federal income tax considerations affecting the Funds and you as a shareholder. It does not apply to foreign or tax-exempt shareholders or those holding Fund shares through a tax-advantaged account such as a 401(k) Plan or Individual Retirement Account. This discussion is not intended as a substitute for careful tax planning. You should consult your tax adviser about your specific tax situation. Please see the Statement of Additional Information for additional federal income tax information.

We will pass on to a Fund’s shareholders substantially all of the Fund’s net investment income and realized net capital gains, if any. It is intended that distributions of the National Tax-Free Money Market Fund’s net interest income from municipal obligations will not be subject to federal income tax, although a portion of such distributions could be subject to the federal AMT. Distributions of ordinary income from the National Tax-Free Money Market Fund attributable to other sources and of ordinary income from the other Funds attributable to all sources, if any, generally will be taxable to you as ordinary income.

Although the Funds do not expect to realize any capital gain, distributions of a Fund’s net short-term capital gain, if any, generally will be taxable to you as ordinary income and distributions of a Fund’s net long-term capital gain, if any, generally will be taxable to you as long-term capital gain. Corporate shareholders will not be able to deduct any distributions when determining their taxable income. In general, distributions also will not qualify for reductions in federal income taxation of dividends payable to individuals from certain domestic and foreign corporations.

Distributions from a Fund normally will be taxable to you when paid, whether you take the distributions in cash or automatically reinvest them in additional Fund shares. Following the end of each year, we will notify you of the federal income tax status of your distributions for the year.

In certain circumstances, Fund shareholders will be subject to back-up withholding taxes.

As long as each Fund continually maintains a $1.00 NAV, you ordinarily will not recognize taxable gain or loss on the redemption or exchange of your Fund shares.

Portfolio Holdings Information

A description of the Funds’ policies and procedures with respect to disclosure of its portfolio holdings is available in the Funds’ Statement of Additional Information and on the Funds’ Web site at www.wellsfargo.com/advantagefunds.

42	Money Market Funds Prospectus

Advance Notice of Large Transactions

We strongly urge you to begin all purchases and redemptions as early in the day as possible and to notify us at least one day in advance of transactions in excess of $50,000,000. This will allow us to manage the Funds most effectively. When you give us this advance notice, you must provide us with your name and account number.

Householding

To help keep fund expenses low, generally we send a single copy of a prospectus or shareholder report to shareholders of the same household. If your household currently receives a single copy of a prospectus or shareholder report and you would prefer to receive multiple copies, please call Investor Services at 1-800-222-8222 or contact your selling agent.

Statement Inquiries

Contact us in writing regarding any errors or discrepancies noted on your account statement within 60 days after the date of the statement confirming a transaction. We may deny your ability to refute a transaction if we do not hear from you within those 60 days.

Statements and Confirmations

Statements summarizing activity in your account are mailed quarterly. Confirmations are mailed following each purchase, sale, exchange, or transfer of Fund shares, except generally for Automatic Investment Plan transactions, Systematic Withdrawal Plan transactions using Electronic Funds Transfer, and purchase of new shares through the automatic reinvestment of distributions.

Transaction Authorizations

The Fund generally requires Institutions to transact through a registered clearing agency, such as the National Securities Clearing Corporation (NSCC). Clearing agency privileges allow us to accept transaction instructions by anyone representing themselves as the shareholder and who provides reasonable confirmation of their identity. We use reasonable procedures to confirm that transactions through a clearing agency are genuine; we will not be liable for any losses incurred if we follow instructions we reasonably believe to be genuine. Contact us or your financial intermediary immediately if you believe there is a discrepancy on your confirmation statement or if you believe someone has obtained unauthorized access to your account.

USA PATRIOT Act

In compliance with the USA PATRIOT Act, all financial institutions (including mutual funds) at the time an account is opened are required to obtain, verify and record the following information for all registered owners or others who may be authorized to act on the account: full name, date of birth, taxpayer identification number (usually your Social Security Number) and permanent street address. Corporate, trust and other entity accounts require additional documentation. This information will be used to verify your true identity. We will return your application if any of this information is missing, and we may request additional information from you for verification purposes. In the rare event that we are unable to verify your identity, the Fund reserves the right to redeem your account at the current day’s NAV. You will be responsible for any losses, taxes, expenses, fees, or other results of such a redemption.

Money Market Funds Prospectus	43

Glossary

We provide the following definitions to assist you in reading this Prospectus. For a complete understanding of these terms you should consult your investment professional.

Business Day

Generally, Monday through Friday with the exception of any day in which the New York Stock Exchange or Federal Reserve is closed.

Commercial Paper

Debt instruments issued by banks, corporations and other issuers to finance short-term credit needs. Commercial paper typically is of high credit quality and offers below market interest rates.

Current Income

Earnings in the form of dividends or interest as opposed to capital growth.

Debt Obligations

Generally, a promise to pay interest and repay principal by a company sold as security. The owner of the security is entitled to receive any such payments. Examples include bonds and mortgage- and other asset-backed securities and can include securities in which the right to receive interest and principal repayment has been sold separately.

Distributions

Disbursements of net investment income, realized net capital gains and/or capital made by a Fund to its shareholders.

Dollar-Denominated

Dollar-denominated means, with reference to a security, that all principal and interest payments on such security are payable in U.S. dollars and that the interest rate of, the principal amount to be repaid, and the timing of the payments related to such security do not vary or float with the value of foreign currency, the rate of interest payable on foreign currency borrowings, or with any other interest rate or index expressed in a currency other than U.S. dollars.

Duration

A measure of a security’s or portfolio’s sensitivity to changes in interest rates. Duration is usually expressed in years, with longer durations typically more sensitive to interest rate changes than shorter durations.

Electronic Funds Transfer

A process used to transfer funds electronically, rather than by check. Also called Automated Clearing House (ACH).

FDIC

The Federal Deposit Insurance Corporation. This is the company that provides federally sponsored insurance covering bank deposits, such as savings accounts and CDs. Mutual funds are not FDIC insured.

Illiquid Security

A security which may not be sold or disposed of in the ordinary course of business within seven days at approximately the value determined by the Fund.

Institution

Institutional investors acting for themselves or on behalf of their customers in a fiduciary, advisory, agency, custodial or similar capacity. Institutional investors include, but are not limited to, banks, pension funds, insurance companies, foundations, trusts, etc., and broker-dealers and registered investment advisers that have an agreement with the distributor to offer a Fund’s shares through a

44	Money Market Funds Prospectus

particular investment product, program or account for which such broker-dealer or adviser may charge a fee.

Liquidity

The ability to readily sell a security at a fair price.

Medallion Guarantee

A guarantee given by a financial institution that has verified the identity of the maker of the signature. The guarantee may be executed by an “eligible” guarantor. Eligible guarantors include Commercial Banks, Trust Companies, Savings Associations and Credit Unions, as defined by the Federal Deposit Insurance Act, and registered Broker-Dealers. The institution must provide a verifiable Stamp 2000 Medallion prior to submitting your signature. A guarantee from a Notary Public is not acceptable.

Money Market Instruments

High-quality, short-term instruments meeting the requirements of Rule 2a-7 under the 1940 Act, such as bankers’ acceptances, commercial paper, repurchase agreements and government obligations. In a money market fund, average portfolio maturity does not exceed 90 days, and all investments have maturities of 397 days or less at the time of purchase.

Municipal Obligations

Debt obligations of a state or local government entity. Revenues raised from the sale of such obligations may support general governmental needs or special projects. It is intended that interest on a municipal obligation held by a Fund will be exempt from federal income taxes and, in most instances, state and local income taxes, at least in the state of issue, although no assurances can be given to this effect.

Net Asset Value (“NAV”)

The value of a single fund share. It is determined by adding together all of a Fund’s assets, subtracting accrued expenses and other liabilities, then dividing by the total number of outstanding shares.

Public Offering Price (“POP”)

The NAV with the sales load added.

Repurchase Agreement

An agreement between a buyer and seller of a security in which the seller agrees to repurchase the security at an agreed upon price and time.

Selling Agent

A person who has an agreement with the Funds’ distributors allowing the agent to sell a Fund’s shares.

Shareholder Servicing Agent

Anyone appointed by the Fund to maintain shareholder accounts and records, assist and provide information to shareholders or perform similar functions.

Statement of Additional Information

A document that supplements the disclosure made in the Prospectus.

Taxpayer Identification Number

Usually the Social Security Number for an individual or the Employer Identification Number for a corporation.

Total Return

The annual return on an investment, including capital appreciation and distributions. Total return calculations assume reinvestment of all distributions, reflect fee waivers and exclude sales loads.

Money Market Funds Prospectus	45

Glossary

U.S. Government Obligations

Obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

Zero Coupon Securities

Bonds that make no periodic interest payments and which are usually sold at a discount of their face value. Zero coupon bonds are subject to interest rate and credit risk.

46	Money Market Funds Prospectus

Please find Wells Fargo Advantage Funds’ Privacy Policy inside this back cover.

More information about Wells Fargo Advantage Funds

is available free upon request. To obtain

literature, please write, email or call:

Wells Fargo Advantage Funds

P.O. Box 8266

Boston, MA 02266-8266

Email:wfaf@wellsfargo.com

Retail Investment Professionals: 888-877-9275

Institutional Investment Professionals: 866-765-0778

Web site: www.wellsfargo.com/advantagefunds

YOU MAY WISH TO REVIEW THE FOLLOWING

DOCUMENTS:

STATEMENT OF ADDITIONAL INFORMATION

supplements the disclosures made by this Prospectus.

The Statement of Additional Information has been

filed with the SEC and incorporated by reference into

this Prospectus and is legally part of this Prospectus.

ANNUAL/SEMI-ANNUAL REPORTS

provide certain financial and other important information, including a discussion of the market conditions and investment strategies that significantly affected

Fund performance over the reporting period.

THESE DOCUMENTS ARE AVAILABLE FREE OF CHARGE:

Call: 1-800-222-8222, or visit our Web site at

www.wellsfargo.com/advantagefunds.

Write to:

Wells Fargo Advantage Funds

P.O. Box 8266

Boston, MA 02266-8266; or

Visit the SEC’s Web site at http://www.sec.gov

REQUEST COPIES FOR A FEE BY WRITING TO:

SEC Public Reference Room

100 “F” St. NE

Washington, DC 20549-0102; or

by electronic request at publicinfo@sec.gov

Call: 1-800-SEC-0330 or 1-202-551-8090 for details

ADDITIONAL SERVICES QUESTIONS CAN BE

ANSWERED BY CALLING YOUR INVESTMENT

PROFESSIONAL

NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE

Printed on Recycled paper

© 2006 Wells Fargo Funds Management, LLC. All rights reserved. www.wellsfargo.com/advantagefunds

RT 57068 07-06

076MMAM/P1203 07-06

ICA Reg. No. 811-09253

July 1, 2006

Prospectus

Wells Fargo Advantage Money Market Funds -- Service Class

Wells Fargo Advantage California Tax-Free Money Market Fund

Wells Fargo Advantage Cash Investment Money Market Fund

Wells Fargo Advantage Government Money Market Fund

Wells Fargo Advantage National Tax-Free Money Market Fund

Wells Fargo Advantage Prime Investment Money Market Fund

Wells Fargo Advantage Treasury Plus Money Market Fund

Wells Fargo Advantage 100% Treasury Money Market Fund

Please read this Prospectus and keep it for future reference. It is designed to provide you with important information and to help you decide if a Fund’s goals match your own.

These securities have not been approved or disapproved by the U.S. Securities and Exchange Commission (“SEC”), nor has the SEC passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Fund shares are NOT deposits or other obligations of, or issued, endorsed or guaranteed by Wells Fargo Bank, N.A. (“Wells Fargo Bank”) or any

of its affiliates. Fund shares are NOT insured or guaranteed by the U.S. Government, the Federal Deposit Insurance Corporation (“FDIC”) or any

other government agency. AN INVESTMENT IN A FUND INVOLVES CERTAIN RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

Table of Contents	Money Market Funds

Please find Wells Fargo Advantage Funds’ Privacy Policy inside the back cover of this Prospectus.

Money Market Funds Overview

See the individual Fund descriptions in this Prospectus for further details.

Words appearing in italicized print appear that way only to denote their inclusion in the Glossary section of this Prospectus.

FUND (TICKER)	OBJECTIVE

California Tax-Free Money Market Fund (WFCXX)	Seeks current income exempt from federal income tax and California individual income tax, while preserving capital and liquidity.

Cash Investment Money Market Fund (NWIXX)	Seeks current income, while preserving capital and liquidity.

Government Money Market Fund (NWGXX)	Seeks current income, while preserving capital and liquidity.

National Tax-Free Money Market Fund (MMIXX)	Seeks current income exempt from federal income tax, while preserving capital and liquidity.

Prime Investment Money Market Fund (NWRXX)	Seeks current income, while preserving capital and liquidity.

Treasury Plus Money Market Fund (PRVXX)	Seeks current income, while preserving capital and liquidity.

100% Treasury Money Market Fund (NWTXX)	Seeks current income that is exempt from most state and local individual income taxes, while preserving capital and liquidity.

4	Money Market Funds Prospectus

PRINCIPAL STRATEGIES

We invest in high-quality, short-term California municipal obligations.

We invest in high-quality, short-term money market instruments.

We invest in high-quality, short-term U.S. Government obligations and repurchase agreements.

We invest in high-quality, short-term municipal obligations.

We invest in high-quality, short-term money market instruments.

We invest in obligations issued by the U.S. Treasury and repurchase agreements.

We invest only in obligations issued by the U.S. Treasury.

Money Market Funds Prospectus	5

Summary of Important Risks

This section summarizes important risks that relate to an investment in the Funds. All are important to your investment choice. Additional information about these and other risks is included in:

•	the individual Fund descriptions beginning on page 19;

•	the “Additional Strategies and General Investment Risks” section beginning on page 33; and

•	the Funds’ Statement of Additional Information.

An investment in a Fund is not a deposit of Wells Fargo Bank or any of its affiliates and is not insured or guaranteed by the FDIC or any other government agency. Although each Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance it will be able to do so, and it is possible to lose money by investing in a Fund. Generally, short-term funds do not earn as high a level of income as funds that invest in longer-term instruments.

Debt Obligations

The Funds invest in debt obligations, such as notes and bonds, which are subject to credit risk and interest rate risk. Credit risk is the possibility that an issuer of an instrument will be unable to make interest payments or repay principal. Changes in the financial strength of an issuer or changes in the credit rating of a security may affect its value. Interest rate risk is the risk that interest rates may increase, which will reduce the resale value of securities in a Fund’s portfolio, including U.S. Government obligations. Debt obligations with longer maturities are generally more sensitive to interest rate changes than those with shorter maturities. Changes in market interest rates affect a Fund’s yield to the extent they affect the yield of instruments available for purchase by a Fund.

The U.S. Government does not guarantee the market value or current yield of its obligations. Not all U.S. Government obligations are backed by the full faith and credit of the U.S. Government.

Municipal Obligations

The California Tax-Free Money Market Fund and the National Tax-Free Money Market Fund invest in municipal obligations, which rely on the creditworthiness or revenue production of their issuers. Municipal obligations may be difficult to obtain because of limited supply, which may increase the cost of such securities and effectively reduce the yield of a Fund’s portfolio. Typically, less information is available about a municipal issuer than is available about other types of securities issuers. The Funds generally rely on an opinion of the issuer’s bond counsel that interest on a municipal obligation will be exempt from applicable taxes. The Internal Revenue Service and state tax authorities are paying increased attention to whether such interest is exempt under applicable law, and the Funds cannot assure you that a tax authority will not successfully challenge the exemption for interest on a municipal obligation held by the Funds.

The California Tax-Free Money Market Fund is considered to be non-diversified according to the Investment Company Act of 1940 (the “1940 Act”). The majority of the issuers of the securities in the Fund’s portfolio are located within the state of California. Non-diversified, geographically concentrated funds are riskier than similar funds that are diversified or spread their investments over several geographic areas. Default by a single security in the portfolio may have a greater negative effect than a similar default in a diversified portfolio. All other Funds in the Prospectus are considered to be diversified.

FUND-SPECIFIC RISKS

California Tax-Free Money Market Fund

Since we invest heavily in California municipal obligations, events in California are likely to affect the Fund’s investments. Although California has a larger and more diverse economy than most other states, its economy continues to be driven by, among other industries, agriculture, tourism, high technology and manufacturing. A downturn in any one industry may have a disproportionate impact on California municipal obligations. In addition, we may invest 25% or more of total assets in California municipal obligations that are related in such a way that political, economic or business developments affecting one obligation would affect the others. For example, we may own different obligations that pay interest based on the revenue of similar projects. Please see the Fund’s Statement of Additional Information for further details.

6	Money Market Funds Prospectus

Performance History

The information on the following pages shows you how each Fund has performed and illustrates the variability of a Fund’s returns over time.

Please remember that past performance is no guarantee of future results.

California Tax-Free Money Market Fund Service Class Calendar Year Returns1

Best Qtr.:	Q4 ‘00 • 0.87%	Worst Qtr.:	Q3 ‘03 • 0.11%

The Fund’s year-to-date performance through March 31, 2006, was 0.64%. To obtain a current 7-day yield for the Fund, call toll-free 1-800-222-8222.

Average annual total returns for the period ended 12/31/05	1 year	5 years	10 years
Service Class (Incept. 11/8/99)[1]	1.96%	1.29%	2.04%
[1]	Performance shown for periods prior to the inception of this Class reflects the performance of the Class A shares and includes fees and expenses that are not applicable to and are higher than those of the Service Class shares. The Class A shares incepted on January 1, 1992.

Money Market Funds Prospectus	7

Performance History

Cash Investment Money Market Fund Service Class Calendar Year Returns

Best Qtr.:	Q4 ‘00 • 1.58%	Worst Qtr.:	Q2 ‘04 • 0.16%

The Fund’s year-to-date performance through March 31, 2006, was 0.99%. To obtain a current 7-day yield for the Fund, call toll-free 1-800-222-8222.

Average annual total returns for the period ended 12/31/05	1 year	5 years	10 years
Service Class (Incept. 10/14/87)	2.80%	2.00%	3.68%

8	Money Market Funds Prospectus

Government Money Market Fund Service Class Calendar Year Returns

Best Qtr.:	Q4 ‘00 • 1.54%	Worst Qtr.:	Q1 ‘04 • 0.15%

The Fund’s year-to-date performance through March 31, 2006, was 0.98%. To obtain a current 7-day yield for the Fund, call toll-free 1-800-222-8222.

Average annual total returns for the period ended 12/31/05	1 year	5 years	10 years

Service Class (Incept. 11/16/87)	2.77%	1.92%	3.54%

Money Market Funds Prospectus	9

Performance History

National Tax-Free Money Market Fund Service Class Calendar Year Returns

Best Qtr.:	Q4 ‘00 • 1.00%	Worst Qtr.:	Q3 ‘03 • 0.13%

The Fund’s year-to-date performance through March 31, 2006, was 0.65%. To obtain a current 7-day yield for the Fund, call toll-free 1-800-222-8222.

Average annual total returns for the period ended 12/31/05	1 year	5 years	10 years
Service Class (Incept. 8/3/93)	2.00%	1.43%	2.37%

10	Money Market Funds Prospectus

Prime Investment Money Market Fund Service Class Calendar Year Returns

Best Qtr.:	Q3 ‘00 • 1.56%	Worst Qtr.:	Q2 ‘04 • 0.13%

The Fund’s year-to-date performance through March 31, 2006, was 0.97%. To obtain a current 7-day yield for the Fund, call toll-free 1-800-222-8222.

Average annual total returns for the period ended 12/31/05	1 year	5 years	Life of Fund
Service Class (Incept. 9/2/98)	2.76%	1.87%	2.98%

Money Market Funds Prospectus	11

Performance History

Treasury Plus Money Market Fund Service Class Calendar Year Returns

Best Qtr.:	Q4 ‘00 • 1.52%	Worst Qtr.:	Q1 ‘04 • 0.13%

The Fund’s year-to-date performance through March 31, 2006, was 0.95%. To obtain a current 7-day yield for the Fund, call toll-free 1-800-222-8222.

Average annual total returns for the period ended 12/31/05	1 year	5 years	10 years
Service Class (Incept. 10/1/85)	2.64%	1.83%	3.46%

12	Money Market Funds Prospectus

100% Treasury Money Market Fund Service Class Calendar Year Returns

Best Qtr.:	Q4 ‘00 • 1.45%	Worst Qtr.:	Q1 ‘04 • 0.11%

The Fund’s year-to-date performance through March 31, 2006, was 0.91%. To obtain a current 7-day yield for the Fund, call toll-free 1-800-222-8222.

Average annual total returns for the period ended 12/31/05	1 year	5 years	10 years
Service Class (Incept. 12/03/90)	2.50%	1.75%	3.33%

Money Market Funds Prospectus	13

Money Market Funds

These tables are intended to help you understand the various costs and expenses you will pay as a shareholder in a Fund. These tables do not reflect charges that may be imposed in connection with an account through which you hold Fund Shares. A broker/dealer or financial institution maintaining the account through which you hold Fund shares may charge separate account service or transaction fees on the purchase or sale of Fund shares that would be in addition to the fees and expenses shown here.

SHAREHOLDER FEES (fees paid directly from your investment)

All Funds
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge (load) (as a percentage of the Net Asset Value (“NAV”) at purchase)	None

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets)
California Tax-Free Money Market Fund
Management Fees[1]	0.28%
Distribution (12b-1) Fees	0.00%
Other Expenses[2]	0.46%

TOTAL ANNUAL FUND OPERATING EXPENSES	0.74%
Fee Waivers	0.29%

NET EXPENSES[3]	0.45%

Prime Investment Money Market Fund
Management Fees[1]	0.10%
Distribution (12b-1) Fees	0.00%
Other Expenses[2]	0.45%

TOTAL ANNUAL FUND OPERATING EXPENSES	0.55%
Fee Waivers	0.00%

NET EXPENSES[3]	0.55%
[1]	The Funds’ investment adviser has implemented a breakpoint schedule for the management fees affecting the California Tax-Free and 100% Treasury Money Market Funds. The management fees charged to each of the Funds will decline as a Fund’s assets grow and will continue to be based on a percentage of the Fund’s average daily net assets. The breakpoint schedule charged to these Funds is as follows: 0.30% for the first $1 billion in assets; 0.275% for the next $4 billion in assets; and 0.25% for assets over $5 billion.

14	Money Market Funds Prospectus

Summary of Expenses

Cash Investment Money Market Fund	Government Money Market Fund	National Tax-Free Money Market Fund
0.10%	0.10%	0.10%
0.00%	0.00%	0.00%
0.44%	0.45%	0.46%

0.54%	0.55%	0.56%
0.04%	0.05%	0.11%

0.50%	0.50%	0.45%

Treasury Plus Money Market Fund	100% Treasury Money Market Fund
0.10%	0.28%
0.00%	0.00%
0.45%	0.45%

0.55%	0.73%
0.05%	0.23%

0.50%	0.50%
[2]	Other expenses may include expenses payable to affiliates of Wells Fargo & Company.
[3]	The adviser has committed through June 30, 2007, to waive fees and/or reimburse expenses to the extent necessary to maintain each Fund’s net operating expense ratio shown. After this time, the net operating expense ratio may only be increased with the approval of the Board of Trustees.

Money Market Funds Prospectus	15

Money Market Funds	Summary of Expenses

EXAMPLE OF EXPENSES

These examples are intended to help you compare the cost of investing in a Fund with the cost of investing in other mutual funds. The examples assume a fixed rate of return, the reinvestment of all dividends and distributions, and that fund operating expenses remain the same. The fee waivers shown in the table of Annual Fund Operating Expenses are not reflected in the 3, 5 and 10 year examples. Your actual costs may be higher or lower than those shown.

You would pay the following expenses on a $10,000 investment assuming a 5% annual return and that you redeem your shares at the end of each period:

	California Tax-Free Money Market Fund	Cash Investment Money Market Fund	Government Money Market Fund
1 YEAR	$46	$51	$51
3 YEARS	$207	$169	$171
5 YEARS	$383	$298	$302
10 YEARS	$891	$673	$684

	National Tax-Free Money Market Fund	Prime Investment Money Market Fund	Treasury Plus Money Market Fund
1 YEAR	$46	$56	$51
3 YEARS	$168	$176	$171
5 YEARS	$302	$307	$302
10 YEARS	$691	$689	$684

100% Treasury Money Market Fund
1 YEAR	$51
3 YEARS	$210
5 YEARS	$383
10 YEARS	$885

16	Money Market Funds Prospectus

Key Information

In this Prospectus, ”we” generally refers to Wells Fargo Funds Trust (the “Trust”) or Wells Fargo Funds Management, LLC (“Funds Management”), the Funds’ investment adviser. “We” may also refer to the Funds’ other service providers. “You” refers to the shareholder or potential investor.

Important information you should look for as you decide to invest in a Fund:

The summary information on the previous pages is designed to provide you with an overview of each Fund. The sections that follow provide more detailed information about the investments and management of each Fund.

Investment Objective and Investment Strategies

The investment objective of each Fund in this Prospectus is non-fundamental, that is, it can be changed by a vote of the Board of Trustees alone. The objective and strategies description for each Fund tells you:

•	what the Fund is trying to achieve;

•	how we intend to invest your money; and

•	what makes the Fund different from the other Funds offered in this Prospectus.

Permitted Investments

A summary of each Fund’s key permitted investments and practices. Unless otherwise indicated, these investment policies and practices apply on an ongoing basis. Unless otherwise indicated, percentages of “the Fund’s assets” are measured as percentages of net assets plus borrowings for investment purposes. The investment policy of each Fund, except for the California Tax-Free Money Market Fund and National Tax-Free Money Market Fund, concerning “80% of the Fund’s assets” may be changed by the Board of Trustees without shareholder approval, but shareholders would be given 60 days notice. The investment policy of the California Tax-Free Money Market Fund and the National Tax-Free Money Market Fund concerning “80% of the Fund’s assets” may only be changed with shareholder approval.

Important Risk Factors

Describes the key risk factors for each Fund, and includes risks described in the “Summary of Important Risks” and “Additional Strategies and General Investment Risks” sections.

Words appearing in italicized print appear that way only to denote their inclusion in the Glossary section of this Prospectus.

Money Market Funds Prospectus	17

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California Tax-Free Money Market Fund

Investment Objective

The California Tax-Free Money Market Fund seeks current income exempt from federal income tax and California individual income tax, while preserving capital and liquidity.

Investment Strategies

We actively manage a portfolio of bonds, notes and commercial paper issued by or on behalf of the state of California, its cities, municipalities, political subdivisions and other public authorities. The Fund invests in high-quality, short-term, U.S. dollar-denominated money market instruments, substantially all of which are municipal obligations. Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund’s overall level of liquidity and average maturity.

Permitted Investments

Under normal circumstances, we invest:

•	100% of total assets in high-quality, short-term money market instruments;

•	at least 80% of the Fund’s assets in municipal obligations that provide income exempt from federal income tax and alternative minimum tax (“AMT”); and

•	at least 80% of the Fund’s assets in municipal obligations that pay interest exempt from California individual income taxes.

Important Risk Factors

The Fund is primarily subject to the risks described in the “Summary of Important Risks” section on page 6. Since we invest heavily in California municipal obligations, events in California are likely to affect the Fund’s investments. Although California has a larger and more diverse economy than most other states, its economy continues to be driven by, among other industries, agriculture, tourism, high technology, and manufacturing. A downturn in any one industry may have a disproportionate impact on California municipal obligations. In addition, we may invest 25% or more of total assets in California municipal obligations that are related in such a way that political, economic or business developments affecting one obligation would affect the others. For example, we may own different obligations that pay interest based on the revenue of similar projects.

Despite having a larger and more diverse economy than most states, California has experienced budget shortfalls beginning in fiscal year 2001-02, when California experienced its most recent economic downturn. The State relied on substantial borrowing to close the budget gap for fiscal years 2001 through 2005. The State’s economy began improving in 2004 and it enjoyed steady economic growth in 2005, resulting in higher than expected revenues and an improved budget outlook with revenues approximately equaling expenses for fiscal year 2005-06. The State, however, likely will continue to encounter budget shortfalls in subsequent years, as it faces a number of economic risks and budgetary pressures, including a steeper-than-expected decline in California’s real estate market and sharper-than-expected rise in energy prices. See the Statement of Additional Information for a more detailed discussion of the special considerations affecting California municipal obligations. Non-diversified funds are more susceptible to financial, market or economic events affecting the particular issuers and industry sectors in which they invest than diversified funds.

You should consider these risks, along with the “Additional Strategies and General Investment Risks” section beginning on page 33. These considerations are all important to your investment choice.

Money Market Funds Prospectus	19

California Tax-Free Money Market Fund	Financial Highlights

This table is intended to help you understand the Fund’s financial performance for the past 5 years. Certain information reflects financial results for a single Fund share. Total returns represent the rate that you would have earned (or lost) on an investment in the fund (assuming reinvestment of all distributions). KPMG LLP audited this information which, along with its report and the Fund’s financial statements, is also contained in the Fund’s annual report, a copy of which is available upon request.

FOR A SHARE OUTSTANDING
	SERVICE CLASS SHARES—COMMENCED ON NOVEMBER 8, 1999

For the period ended:	Feb. 28, 2006[4]	March 31, 2005	March 31, 2004	March 31, 2003	March 31, 2002	March 31, 2001
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from investment operations:
Net investment income (loss)	0.02	0.01	0.01	0.01	0.02	0.03
Net realized and unrealized gain (loss) on investments	0.00	0.00	0.00	0.00	0.00	0.00
Total from investment operations	0.02	0.01	0.01	0.01	0.02	0.03
Less distributions:
Distributions from net investment income	(0.02)	(0.01)	(0.01)	(0.01)	(0.02)	(0.03)
Distributions from net realized gain	0.00	0.00	0.00	0.00	0.00	0.00
Total from distributions	(0.02)	(0.01)	(0.01)	(0.01)	(0.02)	(0.03)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[1]	2.04%	0.99%	0.56%	0.93%	1.75%	3.20%
Ratios/supplemental data:
Net assets, end of period (000s)	$416,048	$356,093	$367,216	$304,422	$262,866	$150,149
Ratios to average net assets[2]:
Ratio of expenses to average net assets	0.45%	0.45%	0.45%	0.45%	0.45%	0.45%
Ratio of net investment income (loss) to average net assets	2.18%	1.00%	0.56%	0.90%	1.62%	3.10%
Ratio of expenses to average net assets prior to waived fees and reimbursed expenses[2,3]	0.74%	0.66%	0.50%	0.50%	0.49%	0.57%
[1]	Total return calculations would have been lower had certain expenses not been waived or reimbursed for the periods shown. Total returns for periods of less than one year are not annualized.
[2]	Ratios shown for periods of less than one year are annualized.
[3]	During each period, various fees and/or expenses were waived and/or reimbursed. The ratio of gross expenses to average net assets reflects the expense ratio in the absence of any waivers and/or reimbursements.
[4]	The Fund changed its fiscal year-end from March 31 to February 28.

20	Money Market Funds Prospectus

Cash Investment Money Market Fund

Investment Objective

The Cash Investment Money Market Fund seeks current income, while preserving capital and liquidity.

Investment Strategies

We actively manage a portfolio of U.S. dollar-denominated, high-quality, short-term money market instruments. These include bankers’ acceptances, bank notes, certificates of deposit, government securities, commercial paper and repurchase agreements of domestic and foreign issuers. Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund’s overall level of liquidity and average maturity.

Permitted Investments

Under normal circumstances, we invest:

•	100% of total assets in high-quality, short-term money market instruments.

We may invest without limitation in high-quality, short-term, dollar-denominated obligations of foreign issuers.

Important Risk Factors

The Fund is primarily subject to the “Debt Obligations” risk described in the “Summary of Important Risks” section on page 6. Foreign obligations may be subject to additional risks, such as those related to adverse political, regulatory, market or economic developments. Other risks associated with investing in foreign obligations include those related to withholding and other taxes and potentially less stringent investor protection and disclosure standards.

You should consider these risks, along with the “Additional Strategies and General Investment Risks” section beginning on page 33. These considerations are all important to your investment choice.

Money Market Funds Prospectus	21

Cash Investment Money Market Fund	Financial Highlights

This table is intended to help you understand the Fund’s financial performance for the past 5 years. Certain information reflects financial results for a single Fund share. Total returns represent the rate that you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions). KPMG LLP audited this information which, along with its report and the Fund’s financial statements, is also contained in the Fund’s annual report, a copy of which is available upon request.

FOR A SHARE OUTSTANDING
	SERVICE CLASS SHARES—COMMENCED ON OCTOBER 14, 1987

For the period ended:	Feb. 28, 2006[4]	March 31, 2005	March 31, 2004	March 31, 2003	March 31, 2002	March 31, 2001
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from investment operations:
Net investment income (loss)	0.03	0.01	0.01	0.01	0.03	0.06
Net realized and unrealized gain (loss) on investments	0.00	0.00	0.00	0.00	0.00	0.00
Total from investment operations	0.03	0.01	0.01	0.01	0.03	0.06
Less distributions:
Distributions from net investment income	(0.03)	(0.01)	(0.01)	(0.01)	(0.03)	(0.06)
Distributions from net realized gain	0.00	0.00	0.00	0.00	0.00	0.00
Total from distributions	(0.03)	(0.01)	(0.01)	(0.01)	(0.03)	(0.06)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[1]	2.92%	1.30%	0.70%	1.31%	3.05%	6.14%
Ratios/supplemental data:
Net assets, end of period (000s)	$5,793,762	$6,879,632	$8,472,548	$10,590,565	$13,345,951	$12,307,775
Ratios to average net assets[2]:
Ratio of expenses to average net assets	0.50%	0.50%	0.49%	0.48%	0.48%	0.48%
Ratio of net investment income (loss) to average net assets	3.12%	1.26%	0.70%	1.31%	2.91%	5.94%
Ratio of expenses to average net assets prior to waived fees and reimbursed expenses[2,3]	0.54%	0.55%	0.55%	0.54%	0.54%	0.54%
[1]	Total return calculations would have been lower had certain expenses not been waived or reimbursed for the periods shown. Total returns for periods of less than one year are not annualized.
[2]	Ratios shown for periods of less than one year are annualized.
[3]	During each period, various fees and/or expenses were waived and/or reimbursed. The ratio of gross expenses to average net assets reflects the expense ratio in the absence of any waivers and/or reimbursements.
[4]	The Fund changed its fiscal year-end from March 31 to February 28.

22	Money Market Funds Prospectus

Government Money Market Fund

Investment Objective

The Government Money Market Fund seeks current income, while preserving capital and liquidity.

Investment Strategies

We actively manage a portfolio composed substantially of short-term U.S. Government obligations and repurchase agreements collateralized by U.S. Government obligations. It is our intention to invest, under normal market conditions, substantially all of the Fund’s assets in such securities, though the Fund reserves the right to invest up to 20% of the Fund’s assets in securities other than those described above. Our security selection is based on several factors, including yield and maturity, while taking into account the Fund’s overall level of liquidity and average maturity.

Permitted Investments

Under normal circumstances, we invest:

•	100% of total assets in high-quality, short-term money market instruments; and

•	at least 80% of the Fund’s assets in U.S. Government obligations and repurchase agreements collateralized by U.S. Government obligations.

Important Risk Factors

The Fund is primarily subject to the “Debt Obligations” risk described in the “Summary of Important Risks” section on page 6. Neither the U.S. Government nor any U.S. Government agency either directly or indirectly insures or guarantees the performance of the Fund.

You should consider these risks, along with the “Additional Strategies and General Investment Risks” section beginning on page 33. These considerations are all important to your investment choice.

Money Market Funds Prospectus	23

Government Money Market Fund

This table is intended to help you understand the Fund’s financial performance for the past 5 years. Certain information reflects financial results for a single Fund share. Total returns represent the rate that you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions). KPMG LLP audited this information which, along with its report and the Fund’s financial statements, is also contained in the Fund’s annual report, a copy of which is available upon request.

FOR A SHARE OUTSTANDING
	SERVICE CLASS SHARES—COMMENCED ON NOVEMBER 16, 1987

For the period ended:	Feb. 28, 2006[4]	March 31, 2005	March 31, 2004	March 31, 2003	March 31, 2002	March 31, 2001
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from investment operations:
Net investment income (loss)	0.03	0.01	0.01	0.01	0.03	0.05
Net realized and unrealized gain (loss) on investments	0.00	0.00	0.00	0.00	0.00	0.00
Total from investment operations	0.03	0.01	0.01	0.01	0.03	0.05
Less distributions:
Distributions from net investment income	(0.03)	(0.01)	(0.01)	(0.01)	(0.03)	(0.05)
Distributions from net realized gain	0.00	0.00	0.00	0.00	0.00	0.00
Total from distributions	(0.03)	(0.01)	(0.01)	(0.01)	(0.03)	(0.05)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[1]	2.91%	1.26%	0.65%	1.27%	2.86%	5.97%
Ratios/supplemental data:
Net assets, end of period (000s)	$5,350,480	$5,230,613	$4,767,774	$4,837,603	$5,752,411	$3,181,143
Ratios to average net assets[2]:
Ratio of expenses to average net assets	0.50%	0.50%	0.50%	0.50%	0.50%	0.50%
Ratio of net investment income (loss) to average net assets	3.13%	1.26%	0.65%	1.24%	2.67%	5.79%
Ratio of expenses to average net assets prior to waived fees and reimbursed expenses[2,3]	0.55%	0.55%	0.55%	0.54%	0.52%	0.56%
[1]	Total return calculations would have been lower had certain expenses not been waived or reimbursed for the periods shown. Total returns for periods of less than one year are not annualized.
[2]	Ratios shown for periods of less than one year are annualized.
[3]	During each period, various fees and/or expenses were waived and/or reimbursed. The ratio of gross expenses to average net assets reflects the expense ratio in the absence of any waivers and/or reimbursements.
[4]	The Fund changed its fiscal year-end from March 31 to February 28.

24	Money Market Funds Prospectus

National Tax-Free Money Market Fund

Investment Objective

The National Tax-Free Money Market Fund seeks current income exempt from federal income tax, while preserving capital and liquidity.

Investment Strategies

We invest substantially all of the Fund’s total assets in high-quality, short-term municipal obligations that are issued by or on behalf of states, territories and possessions of the U.S. or their political subdivisions and financing authorities. These investments may have fixed, variable, or floating rates of interest and may be zero coupon securities. Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund’s overall level of liquidity and average maturity. We invest principally in municipal obligations that pay interest exempt from federal income tax and federal AMT. While we reserve the right to invest up to 20% of the Fund’s assets in municipal obligations that pay interest subject to federal income tax or federal AMT, we currently intend, under normal market conditions, to avoid investing in municipal obligations that pay interest subject to federal income tax or federal AMT.

Permitted Investments

Under normal circumstances, we invest:

•	100% of total assets in high-quality, short-term money market instruments;

•	at least 80% of the Fund’s assets in municipal obligations that pay interest exempt from federal income tax and federal AMT;

•	up to 20% of the Fund’s assets in municipal obligations the income from which may be subject to federal income tax or federal AMT; and

•	up to 35% of total assets in issuers located in a single state.

Important Risk Factors

The Fund is primarily subject to the risks described in the “Summary of Important Risks” section on page 6. Increased investment in the securities of issuers in a single state increases the Fund’s exposure to risks associated with economic downturns or legislative or regulatory changes in the state.

Municipal obligations rely on the creditworthiness or revenue production of their issuers. Municipal obligations may be difficult to obtain because of limited supply, which may increase the cost of such securities and effectively reduce the yield of the Fund’s portfolio. Typically, less information is available about a municipal issuer than is available for other types of securities issuers.

Please remember that some securities in the portfolio may be subject to federal income tax or federal AMT.

You should consider these risks, along with the “Additional Strategies and General Investment Risks” section beginning on page 33. These considerations are all important to your investment choice.

Money Market Funds Prospectus	25

National Tax-Free Money Market Fund	Financial Highlights

This table is intended to help you understand the Fund’s financial performance for the past 5 years. Certain information reflects financial results for a single Fund share. Total returns represent the rate that you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions). KPMG LLP audited this information which, along with its report and the Fund’s financial statements, is also contained in the Fund’s annual report, a copy of which is available upon request.

FOR A SHARE OUTSTANDING
	SERVICE CLASS SHARES—COMMENCED ON AUGUST 3, 1993

For the period ended:	Feb. 28, 2006[4]	March 31, 2005	March 31, 2004	March 31, 2003	March 31, 2002	March 31, 2001
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from investment operations:
Net investment income (loss)	0.02	0.01	0.01	0.01	0.02	0.04
Net realized and unrealized gain (loss) on investments	0.00	0.00	0.00	0.00	0.00	0.00
Total from investment operations	0.02	0.01	0.01	0.01	0.02	0.04
Less distributions:
Distributions from net investment income	(0.02)	(0.01)	(0.01)	(0.01)	(0.02)	(0.04)
Distributions from net realized gain	0.00	0.00	0.00	0.00	0.00	0.00
Total from distributions	(0.02)	(0.01)	(0.01)	(0.01)	(0.02)	(0.04)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[1]	2.08%	1.02%	0.62%	1.07%	2.05%	3.78%
Ratios/supplemental data:
Net assets, end of period (000s)	$1,160,594	$1,195,511	$1,262,512	$1,401,583	$1,433,976	$1,183,279
Ratios to average net assets[2]:
Ratio of expenses to average net assets	0.45%	0.45%	0.45%	0.45%	0.45%	0.45%
Ratio of net investment income (loss) to average net assets	2.23%	1.01%	0.62%	1.06%	1.96%	3.68%
Ratio of expenses to average net assets prior to waived fees and reimbursed expenses[2,3]	0.56%	0.55%	0.55%	0.55%	0.54%	0.56%
[1]	Total return calculations would have been lower had certain expenses not been waived or reimbursed during the periods shown. Total returns for periods of less than one year are not annualized.
[2]	Ratios shown for periods of less than one year are annualized.
[3]	During each period, various fees and/or expenses were waived and/or reimbursed. The ratio of gross expenses to average net assets reflects the expense ratio in the absence of any waivers and/or reimbursements.
[4]	The Fund changed its fiscal year-end from March 31 to February 28.

26	Money Market Funds Prospectus

Prime Investment Money Market Fund

Investment Objective

The Prime Investment Money Market Fund seeks current income, while preserving capital and liquidity.

Investment Strategies

We actively manage a portfolio of U.S. dollar-denominated, high-quality, short-term money market instruments. These include bankers’ acceptances, bank notes, certificates of deposit, government securities, commercial paper and repurchase agreements of domestic and foreign issuers. Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund’s overall level of liquidity and average maturity.

Permitted Investments

Under normal circumstances, we invest:

•	100% of total assets in high-quality, short-term money market instruments.

The Fund may invest without limitation in high-quality, short-term, dollar-denominated obligations of foreign issuers.

Important Risk Factors

The Fund is primarily subject to the “Debt Obligations” risk described in the “Summary of Important Risks” section on page 6. Foreign obligations may be subject to additional risks, such as those related to adverse political, regulatory, market or economic developments. Other risks associated with investing in foreign obligations include those related to withholding and other taxes and potentially less stringent investor protection and disclosure standards.

You should consider these risks, along with the “Additional Strategies and General Investment Risks” section beginning on page 33. These considerations are all important to your investment choice.

Money Market Funds Prospectus	27

Prime Investment Money Market Fund	Financial Highlights

This table is intended to help you understand the Fund’s financial performance for the past 5 years. Certain information reflects financial results for a single Fund share. Total returns represent the rate that you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions). KPMG LLP audited this information which, along with its report and the Fund’s financial statements, is also contained in the Fund’s annual report, a copy of which is available upon request.

FOR A SHARE OUTSTANDING
	SERVICE CLASS SHARES—COMMENCED ON SEPTEMBER 2, 1998

For the period ended:	Feb. 28, 2006[4]	March 31, 2005	March 31, 2004	March 31, 2003	March 31, 2002	March 31, 2001
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from investment operations:
Net investment income (loss)	0.03	0.01	0.01	0.01	0.03	0.06
Net realized and unrealized gain (loss) on investments	0.00	0.00	0.00	0.00	0.00	0.00
Total from investment operations	0.03	0.01	0.01	0.01	0.03	0.06
Less distributions:
Distributions from net investment income	(0.03)	(0.01)	(0.01)	(0.01)	(0.03)	(0.06)
Distributions from net realized gain	0.00	0.00	0.00	0.00	0.00	0.00
Total from distributions	(0.03)	(0.01)	(0.01)	(0.01)	(0.03)	(0.06)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[1]	2.90%	1.22%	0.60%	1.14%	2.80%	6.02%
Ratios/supplemental data:
Net assets, end of period (000s)	$1,332,129	$816,105	$1,466,176	$1,818,364	$2,006,493	$1,678,432
Ratios to average net assets[2]:
Ratio of expenses to average net assets	0.55%	0.55%	0.54%	0.55%	0.55%	0.55%
Ratio of net investment income (loss) to average net assets	3.18%	1.20%	0.59%	1.14%	2.64%	5.72%
Ratio of expenses to average net assets prior to waived fees and reimbursed expenses[2,3]	0.55%	0.55%	0.55%	0.55%	0.55%	0.63%
[1]	Total return calculations would have been lower had certain expenses not been waived or reimbursed during the periods shown. Total returns for periods of less than one year are not annualized.
[2]	Ratios shown for periods of less than one year are annualized.
[3]	During certain periods, various fees and/or expenses were waived and/or reimbursed. The ratio of gross expenses to average net assets reflects the expense ratio in the absence of any waivers and/or reimbursements.
[4]	The Fund changed its fiscal year-end from March 31 to February 28.

28	Money Market Funds Prospectus

Treasury Plus Money Market Fund

Investment Objective

The Treasury Plus Money Market Fund seeks current income, while preserving capital and liquidity.

Investment Strategies

We invest in short-term obligations issued by the U.S. Treasury and repurchase agreements collateralized or secured by U.S. Treasury obligations. It is our intention to invest, under normal market conditions, substantially all of the Fund’s assets in such securities, though the Fund reserves the right to invest up to 20% of the Fund’s assets in securities other than those described above. Our security selection is based on several factors, including yield and maturity, while taking into account the Fund’s overall level of liquidity and average maturity.

Permitted Investments

Under normal circumstances, we invest:

•	100% of total assets in high-quality, short-term money market instruments; and

•	at least 80% of the Fund’s assets in U.S. Treasury obligations and repurchase agreements collateralized by U.S. Treasury obligations.

Important Risk Factors

The Fund is primarily subject to the “Debt Obligations” risk described in the “Summary of Important Risks” section on page 6. The U.S. Treasury does not directly or indirectly insure or guarantee the performance of the Fund. Treasury obligations have historically involved little risk of loss of principal if held to maturity. However, fluctuations in market interest rates may cause the market value of Treasury obligations in the Fund’s portfolio to fluctuate.

You should consider these risks, along with the “Additional Strategies and General Investment Risks” section beginning on page 33. These considerations are all important to your investment choice.

Money Market Funds Prospectus	29

Treasury Plus Money Market Fund	Financial Highlights

This table is intended to help you understand the Fund’s financial performance for the past 5 years. Certain information reflects financial results for a single Fund share. Total returns represent the rate that you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions). KPMG LLP audited this information which, along with its report and the Fund’s financial statements, is also contained in the Fund’s annual report, a copy of which is available upon request.

FOR A SHARE OUTSTANDING
	SERVICE CLASS SHARES—COMMENCED ON OCTOBER 1, 1985

For the period ended:	Feb. 28, 2006[4]	March 31, 2005	March 31, 2004	March 31, 2003	March 31, 2002	March 31, 2001
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from investment operations:
Net investment income (loss)	0.03	0.01	0.01	0.01	0.03	0.06
Net realized and unrealized gain (loss) on investments	0.00	0.00	0.00	0.00	0.00	0.00
Total from investment operations	0.03	0.01	0.01	0.01	0.03	0.06
Less distributions:
Distributions from net investment income	(0.03)	(0.01)	(0.01)	(0.01)	(0.03)	(0.06)
Distributions from net realized gain	0.00	0.00	0.00	0.00	0.00	0.00
Total from distributions	(0.03)	(0.01)	(0.01)	(0.01)	(0.03)	(0.06)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[1]	2.78%	1.17%	0.60%	1.20%	2.73%	5.83%
Ratios/supplemental data:
Net assets, end of period (000s)	$940,104	$1,205,795	$1,324,943	$1,207,609	$1,158,202	$1,050,508
Ratios to average net assets[2]:
Ratio of expenses to average net assets	0.50%	0.50%	0.49%	0.46%	0.46%	0.46%
Ratio of net investment income (loss) to average net assets	2.99%	1.12%	0.60%	1.18%	2.54%	5.64%
Ratio of expenses to average net assets prior to waived fees and reimbursed expenses[2,3]	0.55%	0.56%	0.55%	0.55%	0.53%	0.55%
[1]	Total return calculations would have been lower had certain expenses not been waived or reimbursed during the periods shown. Total returns for periods of less than one year are not annualized.
[2]	Ratios shown for periods of less than one year are annualized.
[3]	During each period, various fees and/or expenses were waived and/or reimbursed. The ratio of gross expenses to average net assets reflects the expense ratio in the absence of any waivers and/or reimbursements.
[4]	The Fund changed its fiscal year-end from March 31 to February 28.

30	Money Market Funds Prospectus

100% Treasury Money Market Fund

Investment Objective

The 100% Treasury Money Market Fund seeks current income exempt from most state and local individual income taxes, while preserving capital and liquidity.

Investment Strategies

We actively manage a portfolio composed of short-term obligations issued by the U.S. Treasury. Our security selection is based on several factors, including yield and maturity, while taking into account the Fund’s overall level of liquidity and average maturity.

Permitted Investments

Under normal circumstances, we invest:

•	100% of total assets in high-quality, short-term money market instruments; and

•	100% of the Fund’s assets in U.S. Treasury obligations.

Important Risk Factors

The Fund is primarily subject to the “Debt Obligations” risk described in the “Summary of Important Risks” section on page 6. The U.S. Treasury does not directly or indirectly insure or guarantee the performance of the Fund. Treasury obligations have historically involved little risk of loss of principal if held to maturity. However, fluctuations in market interest rates may cause the market value of Treasury obligations in the Fund’s portfolio to fluctuate.

You should consider these risks, along with the “Additional Strategies and General Investment Risks” section beginning on page 33. These considerations are all important to your investment choice.

Money Market Funds Prospectus	31

100% Treasury Money Market Fund	Financial Highlights

This table is intended to help you understand the Fund’s financial performance for the past 5 years. Certain information reflects financial results for a single Fund share. Total returns represent the rate that you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions). KPMG LLP audited this information which, along with its report and the Fund’s financial statements, is also contained in the Fund’s annual report, a copy of which is available upon request.

FOR A SHARE OUTSTANDING
	SERVICE CLASS SHARES—COMMENCED ON DECEMBER 3, 1990

For the period ended:	Feb. 28, 2006[4]	March 31, 2005	March 31, 2004	March 31, 2003	March 31, 2002	March 31, 2001
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from investment operations:
Net investment income (loss)	0.03	0.01	0.01	0.01	0.03	0.05
Net realized and unrealized gain (loss) on investments	0.00	0.00	0.00	0.00	0.00	0.00
Total from investment operations	0.03	0.01	0.01	0.01	0.03	0.05
Less distributions:
Distributions from net investment income	(0.03)	(0.01)	(0.01)	(0.01)	(0.03)	(0.05)
Distributions from net realized gain	0.00	0.00	0.00	0.00	0.00	0.00
Total from distributions	(0.03)	(0.01)	(0.01)	(0.01)	(0.03)	(0.05)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[1]	2.64%	1.11%	0.53%	1.15%	2.68%	5.59%
Ratios/supplemental data:
Net assets, end of period (000s)	$3,581,797	$3,031,989	$2,978,019	$2,725,643	$2,501,888	$2,254,618
Ratios to average net assets[2]:
Ratio of expenses to average net assets	0.50%	0.50%	0.49%	0.46%	0.46%	0.46%
Ratio of net investment income (loss) to average net assets	2.89%	1.12%	0.52%	1.12%	2.53%	5.41%
Ratio of expenses to average net assets prior to waived fees and reimbursed expenses[2,3]	0.73%	0.68%	0.55%	0.55%	0.55%	0.55%
[1]	Total return calculations would have been lower had certain expenses not been waived or reimbursed during the periods shown. Total returns for periods of less than one year are not annualized.
[2]	Ratios shown for periods of less than one year are annualized.
[3]	During each period, various fees and/or expenses were waived and/or reimbursed. The ratio of gross expenses to average net assets reflects the expense ratio in the absence of any waivers and/or reimbursements.
[4]	The Fund changed its fiscal year-end from March 31 to February 28.

32	Money Market Funds Prospectus

Additional Strategies and General Investment Risks

Investment practices and relative risk levels are carefully monitored. Every attempt is made to ensure that the risk exposure for each Fund remains within the parameters of its objective and strategies.

Understanding the risks involved in mutual fund investing will help you make an informed decision that takes into account your risk tolerance and preferences. You should carefully consider the risks common to investing in all mutual funds, including the Wells Fargo Advantage FundsSM. Certain common risks are identified in the “Summary of Important Risks” section on page 6. Other risks of mutual fund investing include the following:

•	Unlike bank deposits, such as CDs or savings accounts, mutual funds are not insured by the FDIC.

•	We cannot guarantee that a Fund will meet its investment objective. In particular, we cannot guarantee that a Fund will be able to maintain a $1.00 per share NAV.

•	We do not guarantee the performance of a Fund, nor can we assure you that the market value of your investment will not decline. We will not “make good” on any investment loss you may suffer, nor can anyone we contract with to provide certain services, such as selling agents or investment advisers, offer or promise to make good on any such losses.

•	An investment in a single Fund, by itself, does not constitute a complete investment plan.

•	Certain Funds may invest a portion of their assets in U.S.Government obligations, such as securities issued or guaranteed by the Government National Mortgage Association (“GNMAs”), the Federal National Mortgage Association (“FNMAs”) and the Federal Home Loan Mortgage Corporation (“FHLMCs”). Some of these obligations are mortgage-backed securities representing partial ownership of a pool of residential mortgage loans. Mortgage-backed securities are subject to prepayment and extension risk, which can alter the duration of the securities and also reduce the rate of return on the portfolio. It is important to recognize that the U.S. Government does not guarantee the market value or current yield of U.S. Government obligations. Not all U.S. Government obligations are backed by the full faith and credit of the U.S. Government and the U.S. Government’s guarantee does not extend to the Funds themselves.

What follows is a general list of the types of risks (some of which have been previously described) that may apply to a given Fund and a table showing some of the additional investment practices that each Fund may use and the key risks associated with them. Additional information about these practices is available in the Statement of Additional Information.

Counter-Party Risk—The risk that the other party in a repurchase agreement or other transaction will not fulfill its contract obligation.

Credit Risk—The risk that the issuer of a debt obligation will be unable to make interest payments or repay principal on schedule. If an issuer does default, the affected security could lose all of its value, or be renegotiated at a lower interest rate or principal amount. Affected securities might also lose liquidity. Credit risk also includes the risk that a party in a transaction may not be able to complete the transaction as agreed.

Foreign Investment Risk—The additional risks associated with foreign investments, including those related to adverse political, regulatory, market or economic developments. Other risks associated with investing in foreign obligations include those related to withholding and other taxes and potentially less stringent investor protection and disclosure standards.

Money Market Funds Prospectus	33

Interest Rate Risk—The risk that changes in interest rates can reduce the value of a security. Generally, when interest rates increase, the value of a debt obligation decreases. The effect is usually more pronounced for securities with longer dates to maturity.

Leverage Risk—The risk that an investment practice, such as engaging in forward commitment or when-issued securities transactions, may increase a Fund’s exposure to market risk, interest rate risk or other risks by, in effect, increasing assets available for investment.

Liquidity Risk—The risk that a security cannot be sold at the time desired, or cannot be sold without adversely affecting the price.

Market Risk—The risk that the value of a security will be reduced by market activity. This is a basic risk associated with all securities.

Non-Diversification Risk—The risk that, because the percentage of a non-diversified fund’s assets that may be invested in the securities of a single issuer is not limited by the 1940 Act, greater investment in a single issuer makes a fund more susceptible to financial, economic or market events impacting the issuer. (A “diversified” investment company is required by the 1940 Act generally, with respect to 75% of its total assets, to invest not more than 5% of such assets in the securities of a single issuer).

Regulatory Risk—The risk that changes in government regulations will adversely affect the value of a security. Also the risk that an insufficiently regulated market might permit inappropriate practices that adversely affect an investment.

In addition to the general risks discussed above and under “Summary of Important Risks,” you should carefully consider and evaluate any special risks that may apply to investing in a particular Fund. See the “Important Risk Factors” in the summary for each Fund. You should also see the Statement of Additional Information for additional information about the investment practices and risks particular to each Fund.

34	Money Market Funds Prospectus

Additional Strategies and General Investment Risks

Investment Practice/Risk

The following table lists certain regular investment practices of the Funds, including some not disclosed in the Investment Objective and Investment Strategies sections of the Prospectus. The risks indicated after the description of the practice are NOT the only potential risks associated with the practice, but are among the more prominent. Market risk is assumed for each investment practice. See the Statement of Additional Information for more information on these practices.

Remember, each Fund is designed to meet different investment needs and objectives.

		CALIFORNIA TAX-FREE	CASH INVESTMENT	GOVERNMENT	NATIONAL TAX-FREE	PRIME INVESTMENT	TREASURY PLUS	100% TREASURY

INVESTMENT PRACTICE	PRINCIPAL RISK(S)
Borrowing Policies The ability to borrow money for temporary purposes (e.g. to meet shareholder redemptions).	Leverage Risk	●	●	●	●	●	●	●
Floating and Variable Rate Debt Instruments with interest rates that are adjusted either on a schedule or when an index or benchmark changes.	Interest Rate and Credit Risk	●	●	●	●	●
Foreign Obligations Dollar-denominated debt obligations of non-U.S. companies, foreign banks, foreign governments, and other foreign entities.	Foreign Investment, Liquidity and Regulatory Risk		●			●
Illiquid Securities A security which may not be sold or disposed of in the ordinary course of business within seven days at the value determined by the Fund. Limited to 10% of net assets.	Liquidity Risk	●	●	●	●	●
Repurchase Agreements A transaction in which the seller of a security agrees to buy back a security at an agreed upon time and price, usually with interest.	Counter-Party Risk		●	●		●	●

Money Market Funds Prospectus	35

Organization and Management of the Funds

A number of different entities provide services to the Funds. This section shows how the Funds are organized, lists the entities that perform different services, and explains how these service providers are compensated. Further information is available in the Statement of Additional Information for the Funds.

About Wells Fargo Funds Trust

The Trust was organized as a Delaware statutory trust on March 10, 1999. The Board of Trustees of the Trust (the “Board”) supervises each Fund’s activities, monitors its contractual arrangements with various service providers and decides upon matters of general policy.

The Board supervises the Funds’ activities and approves the selection of various companies hired to manage the Funds’ operation. The major service providers are described in the diagram below. Except for the advisers, which generally may be changed only with shareholder approval, if the Board believes that it is in the best interests of the shareholders, it may change service providers.

BOARD OF TRUSTEES
Supervises the Funds’ activities

Ú

INVESTMENT ADVISER	CUSTODIAN
Wells Fargo Funds Management, LLC 525 Market St. San Francisco, CA Manages the Funds’ investment activities	Wells Fargo Bank, N.A. 6th & Marquette Minneapolis, MN Provides safekeeping for the Funds’ assets

Ú

INVESTMENT SUB-ADVISER
Wells Capital Management Incorporated 525 Market St. San Francisco, CA Responsible for day-to-day portfolio management
Ú

ADMINISTRATOR	TRANSFER AGENT	SHAREHOLDER SERVICING AGENTS
Wells Fargo Funds Management, LLC 525 Market St. San Francisco, CA	Boston Financial Data Services, Inc. Two Heritage Dr. Quincy, MA	Various Agents
Manages the Funds’ business activities	Maintains records of shares and supervises the payment of dividends	Provide services to customers

Ú

FINANCIAL SERVICES FIRMS AND SELLING AGENTS
Advise current and prospective shareholders on Fund investments

Ú

SHAREHOLDERS

36	Money Market Funds Prospectus

Organization and Management of the Funds

The Investment Adviser

Funds Management serves as the investment adviser for each of the Funds. Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company, was created to succeed to the mutual fund advisory responsibilities of Wells Fargo Bank and is an affiliate of Wells Fargo Bank. Wells Fargo Bank, which was founded in 1852, is the oldest bank in the western United States and is one of the largest banks in the United States. The Funds’ adviser is responsible for implementing the investment policies and guidelines for the Funds, and for supervising the sub-adviser who is responsible for the day-to-day portfolio management of the Funds. For providing these services, Funds Management is entitled to receive fees as shown in the table of Annual Fund Operating Expenses under “Management Fees” in the front of this Prospectus. A discussion regarding the basis for the Board approving the investment advisory and subadvisory agreements for the Funds is available in the Funds’ semi-annual report for the fiscal half-year ended September 30, 2005. As of March 31, 2006, Funds Management provided advisory services for over $110.3 billion in mutual fund assets.

The Sub-Adviser

Wells Capital Management Incorporated (“Wells Capital Management”), an affiliate of Funds Management, is the sub-adviser for the Funds. In this capacity, Wells Capital Management is responsible for the day-to-day investment management activities of the Funds. Wells Capital Management provides investment advisory services for registered mutual funds, company retirement plans, foundations, endowments, trust companies, and high net-worth individuals. As of March 31, 2006, Wells Capital Management managed assets aggregating in excess of $175.6 billion. Wells Capital Management is compensated for its services by Funds Management from the fees that Funds Management receives for its services as the Fund’s adviser.

The Administrator

Funds Management provides the Funds with administration services, including general supervision of each Fund’s operation, coordination of the other services provided to each Fund, compilation of information for reports to the SEC and the state securities commissions, preparation of proxy statements and shareholder reports, and general supervision of data compilation in connection with preparing periodic reports to the Trust’s Trustees and officers. Funds Management also furnishes office space and certain facilities to conduct each Fund’s business.

Shareholder Servicing Plan

We have a shareholder servicing plan for each Fund. Under this plan, we have agreements with various shareholder servicing agents to process purchase and redemption requests, to service shareholder accounts, and to provide other related services. For these services, each Fund pays an annual fee of up to 0.25% of its average daily net assets. Selling or shareholder servicing agents, in turn, may pay some or all of these amounts to their employees or registered representatives who recommend or sell Fund shares or make investment decisions on behalf of their clients.

The Transfer Agent

Boston Financial Data Services, Inc. (“BFDS”) provides transfer agency and distribution disbursing services to the Funds.

Money Market Funds Prospectus	37

Your Account

This section tells you how Fund shares are priced, how to open an account and how to buy, sell or exchange Fund shares once your account is open.

Pricing Fund Shares

•	As with all mutual fund investments, the price you pay to purchase shares or the price you receive when you redeem shares is not determined until after a request has been received in proper form by the transfer agent. The price of Fund shares is based on a Fund’s NAV. The price at which a purchase or redemption of Fund shares is effected is based on the next calculation of NAV after the order is placed.

•	We determine the NAV of each Fund’s shares each business day. We determine the NAV by subtracting a Fund class’s liabilities from its total assets, and then dividing the results by the total number of outstanding shares of that class. We determine the NAV of the Cash Investment Money Market Fund, Government Money Market Fund, Prime Investment Money Market Fund and Treasury Plus Money Market Fund at 5:00 p.m. (ET), and the 100% Treasury Money Market Fund, California Tax-Free Money Market Fund and National Tax-Free Money Market Fund at 4:00 p.m. (ET). If the markets close early, the Funds may close early and may value their shares at earlier times under these circumstances. Requests the transfer agent receives in proper form before these times are processed the same day. Requests the transfer agent receives after these times are processed the next business day. Information on the timing of dividend accrual in connection with a purchase or a redemption of shares is referenced in the How to Buy Shares and How to Sell Shares sections on the following pages.

•	Each Fund’s assets are valued using the amortized cost method, in accordance with Rule 2a-7 under the 1940 Act. See the Statement of Additional Information for further disclosure.

How to Open an Account

You can open a Wells Fargo Advantage Funds account through any of the following means:

•	Directly with the Fund—Complete a Wells Fargo Advantage Funds Application, which you may obtain by visiting our Web site at www.wellsfargo.com/advantagefunds, by calling Investor Services at 1-800-222-8222, or from an authorized selling agent. Be sure to indicate the Fund name and the share class into which you intend to invest when completing the application.

•	Through a brokerage account with an approved selling agent; or

•	Through certain retirement, benefit and pension plans or certain packaged investment products (please see the providers of the plan for instructions).

In addition to payments made by the Funds for distribution and shareholder servicing, the Adviser, the Funds’ distributor or their affiliates, may pay out of their own assets, and at no cost to the Funds, significant amounts to selling or shareholder servicing agents in connection with the sale and distribution of shares of the Funds or for services to the Funds and their shareholders.

In return for these payments, the Funds may receive certain marketing or servicing advantages including, without limitation, inclusion of the Funds on a selling agent’s “preferred list”; providing “shelf space” for the placement of the Funds on a list of mutual funds offered as investment options to its clients; granting access to a selling agent’s registered representatives; providing assistance in training and educating the selling agent’s registered representatives and furnishing marketing support and other related services. Additionally, the Funds and their shareholders may receive certain services including, but not limited to, establishing and maintaining accounts and records; answering inquiries regarding purchases, exchanges and redemptions; processing and verifying purchase, redemption and exchange transactions; furnishing account statements and confirmations of transactions; processing and mailing monthly statements, prospectuses, shareholder reports and other SEC-required communications; and providing the types of services

38	Money Market Funds Prospectus

Your Account

that might typically be provided by a Fund’s transfer agent (e.g., the maintenance of omnibus or omnibus—like accounts, the use of the National Securities Clearing Corporation for the transmission of transaction information and the transmission of shareholder mailings).

Payments made by the Funds’ Adviser, distributor or their affiliates, for the advantages and services described above, may be fixed dollar amounts, may be based on a percentage of sales and/or assets under management or a combination of the above, and may be up-front or ongoing payments or both. Such payments may be based on the number of customer accounts maintained by the selling or shareholder servicing agent, or based on a percentage of the value of shares sold to, or held by, customers of the selling or shareholder servicing agent, and may differ among selling and shareholder servicing agents.

In addition, representatives of the Funds’ distributor visit selling agents on a regular basis to educate their registered representatives and to encourage the sale of Fund shares. The costs associated with such visits and any arrangement, such as sponsoring various contests and promotions to encourage the sale of Fund shares, may be paid for by the Adviser, the Funds’ distributor or its affiliates, subject to applicable NASD regulations.

Notes on Managing Your Account

Minimum Investments

•	$100,000 minimum initial investment.

•	No minimum subsequent investment requirement.

Institutions, through which an investor may purchase shares, may require different minimum investment amounts. Please consult your selling agent or a customer service representative at your Institution for specifics.

We may waive or reduce the minimum initial investment amount for purchases made through certain retirement, benefit and pension plans, through certain packaged investment products, or for certain classes of shareholders as permitted by the SEC. Check the specific disclosure statements and Applications for the program through which you intend to invest. Please refer to the Statement of Additional Information for details on additional minimum initial investment waivers.

Money Market Funds Prospectus	39

How to Buy Shares

The following section explains how you can buy shares directly from Wells Fargo Advantage Funds. For Funds held through brokerage and other types of accounts, please consult your selling agent.

GENERAL NOTES FOR PURCHASING FUND SHARES

•	The initial investment minimum is $100,000.

•	There is no minimum subsequent investment requirement.

•	When mailing your application, payment or other documentation to Wells Fargo Advantage Funds, use the appropriate address below:

Mailing address:	Wells Fargo Advantage Funds P.O. Box 8266 Boston, MA 02266-8266	Overnight Mail:	Wells Fargo Advantage Funds ATTN: CCSU-Boston Financial 66 Brooks Drive Braintree, MA 02184

•	When wiring money to Wells Fargo Advantage Funds, provide the following wire instructions to your financial institution:

State Street Bank & Trust Boston, MA Bank Routing Number: ABA 011000028 Wire Purchase Account Number: 9905-437-1	Attention: Wells Fargo Advantage Funds (Name of Fund, Account Number, and Share Class) Account Name: (Registration Name of Account)

•	Shares begin earning dividends after the transfer agent receives your purchase order in proper form and the purchase amount is received by the Fund’s custodian. It is requested that purchase orders and wires be placed as early in the day as possible. Failure to complete an Application properly may result in a delay in processing your purchase order.

•	All purchases must be in U.S. dollars, and all checks must be drawn on U.S. banks. It is expected that purchases by check do not accrue dividends until the next business day after receipt.

•	Assuming the purchase amount is received by the Fund’s custodian no later than the close of the Federal Funds Wire, which is normally 6:00 p.m. (ET), dividends will accrue as follows:

If a proper order is received:	Dividends begin to Accrue:
California Tax-Free Money Market
National Tax-Free Money Market
• By 12:00 p.m. (ET)	Same Business Day
• After 12:00 p.m. (ET)	Next Business Day

100% Treasury Money Market
• By 1:00 p.m. (ET)	Same Business Day
• After 1:00 p.m. (ET)	Next Business Day

40	Money Market Funds Prospectus

How to Buy Shares

If a proper order is received:	Dividends begin to Accrue:
Cash Investment Money Market
Government Money Market
Prime Investment Money Market
Treasury Plus Money Market
• By 4:30 p.m. (ET)	Same Business Day
• After 4:30 p.m. (ET)	Next Business Day

For every check or Electronic Funds Transfer that is returned to us as unpaid you will be charged a $25 fee. In the event that your purchase amount is not received by the close of the Federal Funds Wire for purchases by wire or Electronic Funds Transfer, we reserve the right to hold you responsible for any losses, expenses or fees incurred by the Fund, its transfer agent or its custodian.

•	When all or a portion of a purchase is received for investment without a clear Fund designation or is designated for investment in one of our closed classes of Funds, we may deposit the undesignated portion or the entire amount, as applicable, into the Wells Fargo Advantage Money Market Fund. We will treat your inaction as approval of this purchase until you later direct us to sell or exchange these shares of the Money Market Fund, at the next NAV calculated after we accept your order.

•	Each Fund reserves the right to refuse or cancel a purchase or exchange order in cases where the acceptance of the order would, in the Fund’s determination, adversely impact the normal management or operations of the Fund.

•	The information provided in this Prospectus is not intended for distribution to, or use by, any person or entity in any jurisdiction or country where such distribution or use would be contrary to law or regulation, or which would subject Fund shares to any registration requirement within such jurisdiction or country.

Money Market Funds Prospectus	41

Your Account

BY MAIL

IF YOU ARE BUYING SHARES FOR THE FIRST TIME:

•	Complete a Wells Fargo Advantage Funds Application. Be sure to indicate the full Fund name and the share class into which you intend to invest. You may obtain an application on-line (visit our Web site at www.wellsfargo.com/advantagefunds), by calling Investor Services at 1-800-222-8222, or from an authorized selling agent.

•	Enclose a check made out in the full name and share class of the Fund. For example, “Wells Fargo Advantage Government Money Market Fund, Service Class.”

•	Mail the Application and payment to Wells Fargo Advantage Funds.

IF YOU ARE BUYING ADDITIONAL SHARES:

•	Make a check payable to the full name and share class of your Fund. Be sure to write your account number on the check.

•	Complete an investment slip or the payment stub/card from your statement if available, and mail to Wells Fargo Advantage Funds with the check.

•	To request a booklet of investment slips, please contact Investor Services at 1-800-222-8222.

BY PHONE

IF YOU ARE BUYING SHARES FOR THE FIRST TIME:

You can only make your first purchase of a Fund by phone if you already have an existing Wells Fargo Advantage Funds Account. If you do not currently have an account, complete a Wells Fargo Advantage Funds Application. Refer to the ‘By Mail’ section, above.

If you have a Wells Fargo Advantage Funds Account and want to buy into a new Fund, call Investor Services at 1-800-222-8222 for an Investor Services Representative to either:

•	transfer at least $100,000 from a linked bank settlement account, or

•	exchange at least $100,000 worth of shares from an existing Wells Fargo Advantage Funds Account.

Call 1-800-368-7550 to use the automated phone system to:

•	exchange shares from an existing Wells Fargo Advantage Funds Account.

IF YOU ARE BUYING ADDITIONAL SHARES:

To buy additional shares, call Investor Services at 1-800-222-8222, for an Investor Services Representative or call 1-800-368-7550 to use the automated phone system to either:

•	make a cash transfer from a linked bank account, or

•	exchange shares from an existing Wells Fargo Advantage Funds Account.

42	Money Market Funds Prospectus

How to Buy Shares

BY INTERNET ACCESS

IF YOU ARE BUYING SHARES FOR THE FIRST TIME:

To buy into a new Fund, visit our Web site at www.wellsfargo.com/advantagefunds to:

•	exchange shares from an existing Wells Fargo Advantage Funds Account.

On-line purchases are limited to a maximum of $100,000.

IF YOU ARE BUYING ADDITIONAL SHARES:

To buy additional shares, visit our Web site at www.wellsfargo.com/advantagefunds, to either:

•	transfer from a linked bank account, or

•	exchange shares from an existing Wells Fargo Advantage Funds Account.

Further information is available by calling Investor Services at 1-800-222-8222.

BY WIRE

IF YOU ARE BUYING SHARES FOR THE FIRST TIME:

You can make your first purchase of a Fund by wire. Complete a Wells Fargo Advantage Funds Application and follow the mailing and wire instructions on page 40.

IF YOU ARE BUYING ADDITIONAL SHARES:

Instruct your bank/financial institution to wire the amount you want to invest in accordance with the wire instructions on page 40. Be sure to have the wiring bank include your current account number and the name your account is registered in.

IN PERSON

Visit our Investor Center in Menomonee Falls, Wisconsin, which is near Milwaukee. Visit our Web site or call an Investor Services Representative for hours of operation and directions to our Investor Center.

Money Market Funds Prospectus	43

Your Account

The following section explains how you can sell shares held directly through an account with Wells Fargo Advantage Funds. For Fund shares held through brokerage or other types of accounts, please consult your selling agent.

BY MAIL

•	To request a redemption, write a “Letter of Instruction” stating your name, your account number, the Fund you wish to redeem and the dollar amount you wish to receive (or write “Full Redemption”).

•	Make sure all the account owners sign the request exactly as their names appear on the account application.

•	Medallion guarantees are required for mailed redemption requests under the following circumstances: i) if the request is for over $100,000; ii) if the address on your account was changed within the last 30 days, or iii) if the redemption is made payable to a third party. You can get a medallion guarantee at a financial institution, such as a bank or brokerage house. We do not accept notarized signatures.

•	Mail to: Wells Fargo Advantage Funds

P.O. Box 8266

Boston, MA 02266-8266

BY PHONE

•	Call Investor Services at 1-800-222-8222 for an Investor Services Representative or call 1-800-368-7550 to use the automated phone system to request a redemption. Be prepared to provide your account number and Taxpayer Identification Number (usually your Social Security Number).

•	Unless you have instructed us otherwise, only one account owner needs to call in redemption requests.

•	Telephone privileges are automatically made available to you unless you specifically decline them on your Application or subsequently in writing.

•	Redemption requests may not be made by phone if the address on your account was changed in the last 30 days. In this event, you must request your redemption by mail, in accordance with the procedures listed above.

BY INTERNET

Visit our Web site at www.wellsfargo.com/advantagefunds to process your redemption request. Redemptions requested on-line are limited to a maximum of $500,000. Redemption proceeds may be remitted by check to your address of record, by Electronic Funds Transfer into a linked bank account, or by wire.

See ‘General Notes for Selling Shares,’ below. Further information is available by calling Investor Services at 1-800-222-8222.

IN PERSON

Visit our Investor Center in Menomonee Falls, Wisconsin, which is near Milwaukee. Visit our Web site or call an Investor Services Representative for hours of operation and directions to our Investor Center.

44	Money Market Funds Prospectus

How to Sell Shares

GENERAL NOTES FOR SELLING SHARES

•	We will process requests to sell shares at the first NAV calculated after a request in proper form is received by the transfer agent.

•	You may request that redemption proceeds be sent to you by check, by Electronic Funds Transfer into a bank account, or by wire. Please call Investor Services regarding requirements for linking bank accounts or for wiring funds. We reserve the right to charge a fee for wiring funds although it is not currently our practice to do so. Please contact your bank to verify any charges that it may assess for an incoming wire transfer.

•	Requests for redemption proceeds by check or Electronic Funds Transfer that are received in proper form will be sent out by the next business day after receipt and will earn a dividend until the day such proceeds are sent.

Wire Redemption requests received:	Proceeds Wired	Dividends
California Tax-Free Money Market
National Tax-Free Money Market
• By 12:00 p.m. (ET)	Same Business Day	Not earned on day of request
• After 12:00 p.m. (ET)	Next Business Day	Earned on day of request
100% Treasury Money Market
• By 1:00 p.m. (ET)	Same Business Day	Not earned on day of request
• After 1:00 p.m. (ET)	Next Business Day	Earned on day of request

Cash Investment Money Market
Government Money Market
Prime Investment Money Market
Treasury Plus Market Fund
• By 4:30 p.m. (ET)	Same Business Day	Not earned on day of request
• After 4:30 p.m. (ET)	Next Business Day	Earned on day of request

•	We reserve the right to delay payment of a redemption so that we may be reasonably certain that investments made by check, through Electronic Funds Transfer or the Automatic Investment Plan have been finally collected. Our ability to determine with reasonable certainty that investments have been finally collected is greater for investments coming from accounts with banks affiliated with Funds Management than it is for investments coming from accounts with unaffiliated banks. Payments may be held up to 7 days for redemptions of shares purchased by check or through Electronic Funds Transfer. Redemption payments also may be delayed under extraordinary circumstances or as permitted by the SEC in order to protect remaining shareholders.

•	Generally, we pay redemption requests in cash, unless it is determined that the redemption would be to the detriment of a Fund and/or its shareholders. In such case, we may pay all or part of the redemption in securities of equal value as permitted under the 1940 Act, and the rules thereunder. The redeeming shareholder should expect to incur transaction costs upon the disposition of the securities received.

Money Market Funds Prospectus	45

Exchanges

•	If you purchased shares through a packaged investment product or retirement plan, read the directions for selling shares provided by the product or plan. There may be special requirements that are in addition to or supersede the directions in this Prospectus.

Exchanges between Wells Fargo Advantage Funds involve two transactions: a sale of shares of one Fund and the purchase of shares of another. In general, the same rules and procedures that apply to sales and purchases apply to exchanges. There are, however, additional factors you should keep in mind while making or considering an exchange:

•	Service Class shares may be exchanged for other Service Class shares, or for any non-money market Class A shares.

•	You should carefully read the prospectus for the Fund into which you wish to exchange.

•	An exchange request will be processed on the same business day, provided that both Funds are open at the time the request is received. If one or both Funds are closed, the exchange will be processed on the following business day.

•	If you exchange between a money market Fund and a Fund with a sales load, you will buy shares at the Public Offering Price (“POP”) of the new Fund, which includes a sales load.

•	If you are making an initial investment into a Fund through an exchange, you must exchange at least the minimum first purchase amount for the new Fund, unless your balance has fallen below that amount due to market conditions.

•	Any exchange between Funds you already own must meet the minimum redemption and subsequent purchase amounts for the Funds involved.

Generally, we will notify you at least 60 days in advance of any changes in the exchange rules.

Frequent Purchases and Redemptions of Fund Shares

Excessive trading by Fund shareholders can negatively impact a Fund and its long-term shareholders by increasing expenses or lowering returns. However, money market funds, which are typically utilized by investors for cash management purposes and invest in highly liquid securities, are not as susceptible to these negative effects as non-money market Funds. Moreover, because all money market Funds typically maintain a $1.00 net asset value, there is no significant financial incentive for an investor to attempt to market time investments into a money market Fund.

Although the policies adopted by the Funds do not prohibit frequent trading between money market Funds, Funds Management will seek to prevent an investor from utilizing a money market Fund to facilitate frequent purchases and redemptions of shares in non-money market Funds. If Funds Management determines that an account has engaged in timing activities in contravention of the Funds’ policies (as described in the prospectus for the non-money market Fund), an account is prevented from purchasing additional shares or making further exchanges. Once the account has redeemed all of its shares, the account is closed.

46	Money Market Funds Prospectus

Additional Services and Other Information

Automatic Plans

These plans help you conveniently purchase and/or redeem shares each month. Once you select a plan, tell us the day of the month you would like the transaction to occur and specify an amount of at least $50. If you do not specify a date, we will process the transaction on or about the 25th day of the month. Call Investor Services at 1-800-222-8222 for more information.

•	Automatic Investment Plan—With this plan, you can regularly purchase shares of a Wells Fargo Advantage Fund with money automatically transferred from a linked bank account.

•	Automatic Exchange Plan—With this plan, you can regularly exchange shares of a Wells Fargo Advantage Fund you own for shares of another Wells Fargo Advantage Fund. See the “Exchanges” section of this Prospectus for the conditions that apply to your shares. This feature may not be available for certain types of accounts.

•	Systematic Withdrawal Plan—With this plan, you can regularly redeem shares and receive the proceeds by check or by transfer to a linked bank account. To participate in this plan, you:

•	must have a Fund account valued at $10,000 or more;

•	must have your distributions reinvested; and

•	may not simultaneously participate in the Automatic Investment Plan.

•	Payroll Direct Deposit—With this plan, you may transfer all or a portion of your paycheck, Social Security check, military allotment, or annuity payment for investment into the Fund of your choice.

It generally takes about ten days to establish a plan once we have received your instructions. It generally takes about five days to change or cancel participation in a plan. We may automatically cancel your plan if the linked bank account you specified is closed, or for other reasons.

Income and Gain Distributions

The Funds declare distributions of any net investment income daily and make such distributions monthly. The Funds make distributions of any realized net capital net gains at least annually. Your distributions will be automatically reinvested in additional shares, unless your Institution directs otherwise. Your other options are to receive checks for these payments, have them automatically invested in the same class of another Wells Fargo Advantage Fund, or have them deposited into your bank account. With the check payment option, if checks remain uncashed for six months or are undeliverable by the Post Office, we will reinvest the distributions at the earliest date possible, and future distributions will be automatically reinvested. To change the current option for payment of distributions, please contact your Institution.

We offer the following distribution options. To change your current option for payment of distributions, please call 1-800-222-8222.

•	Automatic Reinvestment Option—Lets you buy new shares of the same class of the Fund that generated the distributions. The new shares are purchased at NAV generally on the day the income is paid. This option is automatically assigned to your account unless you specify another option.

•	Check Payment Option—Allows you to receive checks for distributions mailed to your address of record or to another name and address that you have specified in written, medallion guaranteed instructions. If checks remain uncashed for six months or are undeliverable by the Post Office, we will reinvest the distributions at the earliest date possible, and future distributions will be automatically reinvested.

Money Market Funds Prospectus	47

•	Bank Account Payment Option—Allows you to receive distributions directly in a checking or savings account through Electronic Funds Transfer. The bank account must be linked to your Wells Fargo Advantage Fund account. In order to establish a new linked bank account, you must send a written medallion guaranteed instruction along with a copy of a voided check or deposit slip. Any distribution returned to us due to an invalid banking instruction will be sent to your address of record by check at the earliest date possible, and future distributions will be automatically reinvested.

•	Directed Distribution Purchase Option—Lets you buy shares of a different Wells Fargo Advantage Fund of the same share class. The new shares are purchased at NAV generally on the day the income is paid. In order to establish this option, you need to identify the Fund and account the distributions are coming from, and the Fund and account to which the distributions are being directed. You must meet any required minimum purchases in both Funds prior to establishing this option.

Taxes

The following discussion regarding income taxes is based on laws that were in effect as of the date of this Prospectus and summarizes only some of the important federal and California state income tax considerations affecting the Funds and you as a shareholder. It does not apply to foreign or tax-exempt shareholders or those holding Fund shares through a tax-advantaged account such as a 401(k) Plan or Individual Retirement Account (“IRA”). This discussion is not intended as a substitute for careful tax planning. You should consult your tax adviser about your specific tax situation. Please see the Statement of Additional Information for additional federal income tax information.

We will pass on to a Fund’s shareholders substantially all of the Fund’s net investment income and realized net capital gains, if any. It is intended that distributions of the California Tax-Free Money Market Fund’s and the National Tax-Free Money Market Fund’s net interest income from municipal obligations will not be subject to federal income tax although a portion of distributions could be subject to the federal AMT. Distributions of ordinary income from the California Tax-Free Money Market Fund and the National Tax-Free Money Market Fund attributable from other sources, if any, and of ordinary income from other Funds attributable to all sources, if any, generally will be taxable to you as ordinary income.

It is intended that distributions of the California Tax-Free Money Market Fund’s net interest from California state and municipal obligations will not be subject to California individual income tax.

Distributions of net investment income from the 100% Treasury Money Market Fund will be exempt in most jurisdictions from state and local individual income taxes, but may not be exempt from state and local corporate income and/or franchise taxes. In general, distributions also will not qualify for reductions in federal income taxation of dividends payable to individuals from certain domestic and foreign corporations.

Although the Funds do not expect to realize any capital gain, distributions of a Fund’s net short-term capital gain, if any, generally will be taxable to you as ordinary income and distributions of a Fund’s net long-term capital gain, if any, generally will be taxable to you as long-term capital gain. Corporate shareholders will not be able to deduct any distributions when determining their taxable income.

Any taxable distributions from a Fund normally will be taxable to you when paid, whether you take the distributions in cash or automatically reinvest them in additional Fund shares. Following the end of each year, we will notify you of the federal income tax status of your distributions for the year.

In certain circumstances, Fund shareholders will be subject to back-up withholding taxes.

As long as each Fund continually maintains a $1.00 NAV, you ordinarily will not recognize taxable gain or loss on the redemption or exchange of your Fund shares.

48	Money Market Funds Prospectus

Additional Services and Other Information

Portfolio Holdings Information

A description of the Funds’ policies and procedures with respect to disclosure of its portfolio holdings is available in the Funds’ Statement of Additional Information and on the Funds’ Web site, at www.wellsfargo.com/advantagefunds.

Advance Notice of Large Transactions

We strongly urge you to begin all purchases and redemptions as early in the day as possible and to notify us at least one day in advance of transactions in excess of $50,000,000. This will allow us to manage the Funds most effectively. When you give us this advance notice, you must provide us with your name and account number.

Householding

To help keep Fund expenses low, generally we send a single copy of a prospectus or shareholder report to shareholders of the same household. If your household currently receives a single copy of a prospectus or shareholder report and you would prefer to receive multiple copies, please call Investor Services at 1-800-222-8222 or contact your selling agent.

Small Account Redemptions

We reserve the right to redeem certain accounts that fall below the minimum initial investment amount as the result of shareholder redemptions (as opposed to market movement). We will notify you approximately 60 days prior to such redemption and will provide you with the opportunity to make additional investments to bring your account above the minimum investment amount. Please call Investor Services at 1-800-222-8222 or contact your selling agent for further details.

Statements and Confirmations

Statements summarizing activity in your account are mailed quarterly. Confirmations are mailed following each purchase, sale, exchange, or transfer of Fund shares, except generally for Automatic Investment Plan transactions, Systematic Withdrawal Plan transactions using Electronic Funds Transfer, and purchases of new shares through the automatic reinvestment of distributions.

Statement Inquiries

Contact us in writing regarding any errors or discrepancies noted on your account statement within 60 days after the date of the statement confirming a transaction. We may deny your ability to refute a transaction if we do not hear from you within those 60 days.

Statement Reprints

Upon your request and for the applicable fee, you may obtain a reprint of an account statement. Please call Investor Services at 1-800-222-8222 for more information.

Transaction Authorizations

Telephone, electronic and clearing agency privileges allow us to accept transaction instructions by anyone representing themselves as the shareholder and who provides reasonable confirmation of their identity. We will not be liable for any losses incurred if we follow such instructions we reasonably believe to be genuine. For transactions through the automated phone system and our web site, we will assign personal identification numbers (PINs) and/or passwords to help protect your account information. To safeguard your account, please keep your PINs and passwords confidential. Contact us immediately if you believe there is a discrepancy on your confirmation statement or if you believe someone has obtained unauthorized access to your account, PIN or password.

Money Market Funds Prospectus	49

USA PATRIOT Act

In compliance with the USA PATRIOT Act, all financial institutions (including mutual funds) at the time an account is opened are required to obtain, verify and record the following information for all registered owners or others who may be authorized to act on the account: full name, date of birth, taxpayer identification number (usually your Social Security Number) and permanent street address. Corporate, trust and other entity accounts require additional documentation. This information will be used to verify your true identity. We will return your application if any of this information is missing, and we may request additional information from you for verification purposes. In the rare event that we are unable to verify your identity, the Fund reserves the right to redeem your account at the current day’s NAV. You will be responsible for any losses, taxes, expenses, fees, or other results of such a redemption.

50	Money Market Funds Prospectus

Glossary

We provide the following definitions to assist you in reading this Prospectus. For a more complete understanding of these terms you should consult your investment professional.

Business Day

Generally, Monday through Friday with the exception of any day in which the New York Stock Exchange or Federal Reserve is closed.

Commercial Paper

Debt instruments issued by banks, corporations and other issuers to finance short-term credit needs. Commercial paper typically is of high credit quality and offers below market interest rates.

Current Income

Earnings in the form of dividends or interest as opposed to capital growth.

Debt Obligations

Generally, a promise to pay interest and repay principal by a company sold as a security. The owner of the security is entitled to receive any such payments. Examples include bonds and mortgage- and other asset-backed securities and can include securities in which the right to receive interest and principal repayment has been sold separately.

Distributions

Disbursements of net investment income, realized net capital gains and/or returns of capital made by a Fund to its shareholders.

Diversified

A diversified fund, as defined under the 1940 Act, is one that invests in cash, Government securities, other investment companies and no more than 5% of its total assets in a single issuer. These policies must apply to 75% of the Fund’s total assets. Non-diversified funds are not required to comply with such investment policies.

Dollar-Denominated

Dollar-denominated means, with reference to a security, that all principal and interest payments on such security are payable in U.S. dollars and that the interest rate of, the principal amount to be repaid, and the timing of payments related to such security do not vary or float with the value of foreign currency, the rate of interest payable on foreign currency borrowings, or with any other interest rate or index expressed in a currency other than U.S. dollars.

Duration

A measure of a security’s or a portfolio’s sensitivity to changes in interest rates. Duration is usually expressed in years, with longer durations typically more sensitive to interest rate changes than shorter durations.

Electronic Funds Transfer

A process used to transfer funds electronically, rather than by check. Also called Automated Clearing House (ACH).

FDIC

The Federal Deposit Insurance Corporation. This is the company that provides federally sponsored insurance covering bank deposits, such as savings accounts and CDs. Mutual funds are not FDIC insured.

Illiquid Security

A security which may not be sold or disposed of in the ordinary course of business within seven days at approximately the value determined by the Fund.

Money Market Funds Prospectus	51

Institution

Institutional investors acting for themselves or on behalf of their customers in a fiduciary, advisory, agency, custodial or similar capacity. Institutional investors include, but are not limited to, banks, pension funds, insurance companies, foundations, trusts, etc., and broker-dealers and registered investment advisers that have an agreement with the Distributor to offer a Fund’s shares through a particular investment product, program or account for which such broker-dealer or adviser may charge a fee.

Liquidity

The ability to readily sell a security at a fair price.

Medallion Guarantee

A guarantee given by a financial institution that has verified the identity of the maker of the signature. The guarantee may be executed by an “eligible” guarantor. Eligible guarantors include Commercial Banks, Trust Companies, Savings Associations and Credit Unions, as defined by the Federal Deposit Insurance Act, and registered Broker-Dealers. The institution must provide a verifiable Stamp 2000 Medallion prior to submitting your signature. A guarantee from a Notary Public is not acceptable.

Money Market Instruments

High-quality, short-term instruments meeting the requirements of Rule 2a-7 under the 1940 Act, such as bankers’ acceptances, commercial paper, repurchase agreements and government obligations. In a money market fund, average portfolio maturity does not exceed 90 days, and all investments have maturities of 397 days or less at the time of purchase.

Municipal Obligations

Debt obligations of a state or local government entity. Revenues raised from the sale of such obligations may support general governmental needs or special projects. It is intended that interest on a municipal obligation held by a Fund will be exempt from federal income taxes and, in most instances, state and local income taxes, at least in the state of issue, although no assurances can be given to this effect.

Net Asset Value (“NAV”)

The value of a single fund share. It is determined by adding together all of a Fund’s assets, subtracting accrued expenses and other liabilities, then dividing by the total number of shares.

Public Offering Price

The NAV with the sales load.

Repurchase Agreement

An agreement between a buyer and seller of a security in which the seller agrees to repurchase the security at an agreed upon price and time.

Selling Agent

A person who has an agreement with the Funds’ distributors allowing the agent to sell a Fund’s shares.

Shareholder Servicing Agent

Anyone appointed by the Fund to maintain shareholder accounts and records, assist and provide information to shareholders or perform similar functions.

Statement of Additional Information

A document that supplements the disclosure made in the Prospectus.

Taxpayer Identification Number

Usually the Social Security Number for an individual or the Employer Identification Number for a corporation.

52	Money Market Funds Prospectus

Glossary

Total Return

The annual return on an investment, including capital appreciation and distributions. Total return calculations assume reinvestment of all distributions, reflect fee waivers and exclude sales loads.

U.S. Government Obligations

Obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

Zero Coupon Securities

Bonds that make no periodic interest payments and which are usually sold at a discount of their face value. Zero coupon bonds are subject to interest rate and credit risk.

Money Market Funds Prospectus	53

Please find Wells Fargo Advantage Fund’s Privacy Policy inside this back cover.

More information about Wells Fargo Advantage Funds

is available free upon request. To obtain

literature, please write, email or call:

Wells Fargo Advantage Funds

P.O. Box 8266

Boston, MA 02266-8266

Email:wfaf@wellsfargo.com

Retail Investment Professionals: 888-877-9275

Institutional Investment Professionals: 866-765-0778

Web site: www.wellsfargo.com/advantagefunds

YOU MAY WISH TO REVIEW THE FOLLOWING

DOCUMENTS:

STATEMENT OF ADDITIONAL INFORMATION

supplements the disclosures made by this Prospectus.

The Statement of Additional Information has been

filed with the SEC and incorporated by reference into

this Prospectus and is legally part of this Prospectus.

ANNUAL/SEMI-ANNUAL REPORTS

provide certain financial and other important information, including a discussion of the market conditions and investment strategies that significantly affected

Fund performance over the reporting period.

THESE DOCUMENTS ARE AVAILABLE FREE OF CHARGE:

Call: 1-800-222-8222, or visit our Web site at

www.wellsfargo.com/advantagefunds

Write to:

Wells Fargo Advantage Funds

P.O. Box 8266

Boston, MA 02266-8266; or

Visit the SEC’s Web site at http://www.sec.gov

REQUEST COPIES FOR A FEE BY WRITING TO:

SEC Public Reference Room

100 “F” St. NE

Washington, DC 20549-0102; or

by electronic request at publicinfo@sec.gov

Call: 1-800-SEC-0330 or 1-202-551-8090 for details

ADDITIONAL SERVICES QUESTIONS CAN BE

ANSWERED BY CALLING YOUR INVESTMENT

PROFESSIONAL

NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE

Printed on Recycled paper

© 2006 Wells Fargo Funds Management, LLC. All rights reserved. www.wellsfargo.com/advantagefunds

RT57071 07-06

076MMS/P1208 07-06

ICA Reg. No. 811-09253

July 1, 2006

Prospectus

Wells Fargo Advantage Money Market Funds - Investor Class

Wells Fargo Advantage Money Market Fund

Wells Fargo Advantage Municipal Money Market Fund

Please read this Prospectus and keep it for future reference. It is designed to provide you with important information and to help you decide if a Fund’s goals match your own.

These securities have not been approved or disapproved by the U.S. Securities and Exchange Commission (“SEC”), nor has the SEC passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Fund shares are NOT deposits or other obligations of, or issued, endorsed or guaranteed by Wells Fargo Bank, N.A. (“Wells Fargo Bank”) or any

of its affiliates. Fund shares are NOT insured or guaranteed by the U.S. Government, the Federal Deposit Insurance Corporation (“FDIC”) or any

other government agency. AN INVESTMENT IN A FUND INVOLVES CERTAIN RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

Table of Contents	Money Market Funds

Please find Wells Fargo Advantage Funds’ Privacy Policy inside the back cover of this Prospectus.

Money Market Funds Overview

See the Fund description in this Prospectus for further details.

Words appearing in italicized print appear that way only to denote their inclusion in the Glossary section of this Prospectus.

FUND (TICKER)	OBJECTIVE

Money Market Fund (WMMXX)	Seeks current income, while preserving capital and liquidity.

Municipal Money Market Fund (SXFXX)	Seeks current income exempt from federal income tax, while preserving capital and liquidity.

4	Money Market Funds Prospectus

PRINCIPAL STRATEGY

We invest in high-quality, short-term money market instruments.

We invest in high-quality, short-term municipal obligations.

Money Market Funds Prospectus	5

Summary of Important Risks

This section summarizes important risks that relate to an investment in each Fund. All are important to your investment choice. Additional information about these and other risks is included in:

•	the individual Fund descriptions beginning on page 13;

•	the “Additional Strategies and General Investment Risks” section beginning on page 18; and

•	the Funds’ Statement of Additional Information.

An investment in the Funds is not a deposit of Wells Fargo Bank or any of its affiliates and is not insured or guaranteed by the FDIC or any other government agency. Although the Funds seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Funds. Generally, short-term funds do not earn as high a level of income as funds invested in longer-term instruments.

Debt Obligations

The Funds invest in debt obligations, such as notes and bonds, which are subject to credit risk and interest rate risk. Credit risk is the possibility that an issuer of an instrument will be unable to make interest payments or repay principal. Changes in the financial strength of an issuer or changes in the credit rating of a security may affect its value. Interest rate risk is the risk that interest rates may increase, which will reduce the resale value of securities in the Fund’s portfolio, including U.S. Government obligations. Debt obligations with longer maturities are generally more sensitive to interest rate changes than those with shorter maturities. Changes in market interest rates affect the Funds’ yield to the extent they affect the yield of instruments available for purchase by the Fund.

Municipal Obligations

The Municipal Money Market Fund invests in municipal obligations, which rely on the creditworthiness or revenue production of their issuers. Municipal obligations may be difficult to obtain because of limited supply, which may increase the cost of such securities and effectively reduce the yield of the Fund’s portfolio. Typically, less information is available about a municipal issuer than is available about other types of securities issuers. The Fund generally relies on an opinion of the issuer’s bond counsel that interest on a municipal obligation will be exempt from federal income taxation. The Internal Revenue Service is paying increased attention to whether such interest is exempt under applicable law, and the Fund cannot assure you that the Internal Revenue Service will not successfully challenge the exemption for interest on a municipal obligation held by the Fund.

6	Money Market Funds Prospectus

Performance History

The information on the following pages shows you how each Fund has performed and illustrates the variability of a Fund’s returns over time.

Please remember that past performance is no guarantee of future results.

The Wells Fargo Advantage Municipal Money Market Fund was organized as the successor fund to the Strong Municipal Money Market Fund. The predecessor Strong Fund was reorganized into the Wells Fargo Advantage Fund effective at the close of business on April 8, 2005. The historical performance and financial highlight information shown below and throughout this Prospectus for the Wells Fargo Advantage Municipal Money Market Fund reflects, for the periods prior to the Fund’s reorganization, the historical information for its predecessor fund.

Money Market Fund Investor Class Calendar Year Returns1

Best Qtr.:	Q4 ‘00 • 1.49%	Worst Qtr.:	Q2 ‘04 • 0.09%

The Fund’s year-to-date performance through March 31, 2006, was 0.96%. To obtain a current 7-day yield for the Fund, call toll-free 1-800-222-8222.

Average annual total returns[1] for the period ended 12/31/05	1 year	5 years	10 years
Investor Class (Incept. 4/11/05)	2.60%	1.68%	3.34%
[1]	Performance shown for periods prior to the inception of this Class reflects the performance of the Fund’s Class A shares, and includes fees and expenses that are not applicable to and are higher than those of the Investor Class shares.

Money Market Funds Prospectus	7

Performance History

Municipal Money Market Fund Investor Class Calendar Year Returns1

Best Qtr.:	Q2 ‘00 • 1.08%	Worst Qtr.:	Q3 ‘03 • 0.16%

The Fund’s year-to-date performance through March 31, 2006, was 0.62%. To obtain a current 7-day yield for the Fund, call toll-free 1-800-222-8222.

Average annual total returns[1] for the period ended 12/31/05	1 year	5 years	10 years
Investor Class (Incept. 10/23/86)	1.89%	1.58%	2.60%
[1]	Performance shown for the periods prior to April 11, 2005, reflects the performance of the Investor Class shares of the predecessor Strong Municipal Money Market Fund.

8	Money Market Funds Prospectus

Money Market Funds

This table is intended to help you understand the various costs and expenses you will pay as a shareholder in the Fund. This table does not reflect charges that may be imposed in connection with an account through which you hold Fund shares. A broker-dealer or financial institution maintaining the account through which you hold Fund shares may charge separate account, service or transaction fees on the purchase or sale of Fund shares that would be in addition to the fees and expenses shown here.

SHAREHOLDER FEES (fees paid directly from your investment)
All Funds
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge (load) (as a percentage of the Net Asset Value (“NAV”) at purchase)	None

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets)
	Money Market Fund	Municipal Money Market Fund
Management Fees[1]	0.27%	0.29%
Distribution (12b-1) Fees	0.00%	0.00%
Other Expenses[2]	0.73%	0.75%

TOTAL ANNUAL FUND OPERATING EXPENSES	1.00%	1.04%
Fee Waivers	0.35%	0.40%

NET EXPENSES[3]	0.65%	0.64%
[1]	The Funds’ investment adviser has implemented a breakpoint schedule for the Funds’ management fees. The management fees charged to the Funds will decline as the Funds’ assets grow and will continue to be based on a percentage of the Funds’ average daily net assets. The breakpoint schedule for the Funds is as follows: 0.30% for the first $1 billion in assets; 0.275% for the next $4 billion in assets; and 0.25% for assets over $5 billion.
[2]	Other expenses may include expenses payable to affiliates of Well Fargo & Company.
[3]	For the Money Market Fund and the Municipal Money Market Fund, the adviser has committed through April 30, 2007, to waive fees and/or reimburse expenses to the extent necessary to maintain each Fund’s net operating expense ratio shown. The adviser has committed through June 30, 2007, to waive fees and/or reimburse expenses to the extent necessary to maintain each Fund’s net operating expense ratio shown. After this time, the net operating expense ratio may only be increased with the approval of the Board of Trustees.

Money Market Funds Prospectus	9

Money Market Funds	Summary of Expenses

EXAMPLE OF EXPENSES

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes a fixed rate of return, the reinvestment of all dividends and distributions, and that fund operating expenses remain the same. The fee waivers shown in the table of Annual Fund Operating Expenses are not reflected in the 3, 5 and 10 year examples. Your actual costs may be higher or lower than those shown.

You would pay the following expenses on a $10,000 investment assuming a 5% annual return and that you redeem your shares at the end of each period:

	Money Market Fund	Municipal Money Market Fund
1 YEAR	$66	$65
3 YEARS	$284	$291
5 YEARS	$518	$535
10 YEARS	$1,193	$1,235

10	Money Market Funds Prospectus

Key Information

In this Prospectus, ”we” generally refers to Wells Fargo Funds Trust (the “Trust”), or Wells Fargo Funds Management, LLC (“Funds Management”), the Funds’ investment adviser. “We” may also refer to the Fund’s other service providers. ”You” refers to the shareholder or potential investor.

Important information you should look for as you decide to invest in a Fund:

The summary information on the previous pages is designed to provide you with an overview of each Fund. The sections that follow provide more detailed information about the investments and management of each Fund.

Investment Objective and Investment Strategy

The investment objective of the Fund in this Prospectus is non-fundamental, that is, it can be changed by a vote of the Board of Trustees alone. The objective and strategies description for the Fund tells you:

•	what the Fund is trying to achieve;

•	how we intend to invest your money; and

•	what makes the Fund different from the other Fund in this Prospectus.

Permitted Investments

A summary of each Fund’s key permitted investments and practices. Unless otherwise indicated, these investment policies and practices apply on an ongoing basis. Unless otherwise indicated, percentages of “the Fund’s assets” are measured as percentages of net assets plus borrowings for investment purposes. The investment policy of the Municipal Money Market Fund concerning “80% of the Fund’s Assets” may only be changed with shareholder approval.

Important Risk Factors

Describes the key risk factors for each Fund, including risks described in the “Summary of Important Risks” and “Additional Strategies and General Investment Risks” sections.

Words appearing in italicized print appear that way only to denote their inclusion in the Glossary section of this Prospectus.

Money Market Funds Prospectus	11

Money Market Fund

Investment Objective

The Money Market Fund seeks current income, while preserving capital and liquidity.

Investment Strategies

We actively manage a portfolio of U.S. dollar-denominated, high-quality, short-term money market instruments. These include bankers’ acceptances, bank notes, certificates of deposit, government securities, commercial paper and repurchase agreements of domestic and foreign issuers. Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund’s overall level of liquidity and average maturity.

Permitted Investments

Under normal circumstances, we invest:

•	100% of total assets in high-quality, short-term money market instruments.

The Fund may invest without limitation in high-quality, short-term, dollar-denominated obligations of foreign issuers.

Important Risk Factors

The Fund is primarily subject to the “Debt Obligations” risk described in the “Summary of Important Risks” section on page 6. Foreign obligations may be subject to additional risks, such as those related to adverse political, regulatory, market or economic developments. Other risks associated with investing in foreign obligations include those related to withholding and other taxes and potentially less stringent investor protection and disclosure standards.

You should consider these risks, along with the “Additional Strategies and General Investment Risks” section beginning on page 18. These considerations are all important to your investment choice.

12	Money Market Funds Prospectus

Money Market Fund	Financial Highlights

This table is intended to help you understand the Fund’s financial performance for the past 5 years (or the life of the Fund, if shorter). Total returns represent the rate that you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions). KPMG LLP audited this information which, along with its report and the Fund’s financial statements, is also contained in the Fund’s annual report, a copy of which is available upon request.

FOR A SHARE OUTSTANDING
INVESTOR CLASS SHARES—COMMENCED APRIL 11, 2005

For the period ended:	Feb. 28, 2006
Net asset value, beginning of period	$1.00
Income from investment operations:
Net investment income (loss)	0.03
Net realized and unrealized gain (loss) on investments	0.00
Total from investment operations	0.03
Less distributions:
Distributions from net investment income	(0.03)
Distributions from net realized gain	0.00
Total from distributions	(0.03)
Net asset value, end of period	$1.00
Total return[1]	2.74%
Ratios/supplemental data:
Net assets, end of period (000s)	$700,728
Ratios to average net assets[2]:
Ratio of expenses to average net assets	0.65%
Ratio of net investment income (loss) to average net assets	3.02%
Ratio of expenses to average net assets prior to waived fees and reimbursed expenses[2], 3	1.00%
[1]	Total return calculations would have been lower had certain expenses not been waived or reimbursed during the periods shown. Total returns for periods of less than one year are not annualized.
[2]	Ratios shown for periods of less than one year are annualized.
[3]	During each period, various fees and/or expenses were waived and/or reimbursed. The ratio of gross expenses to average net assets reflects the expense ratio in the absence of any waivers and/or reimbursements.

Money Market Funds Prospectus	13

Municipal Money Market Fund

Investment Objective

The Municipal Money Market Fund seeks current income exempt from federal income tax, while preserving capital and liquidity.

Investment Strategies

We invest substantially all of our assets in high-quality, short-term municipal obligations that are issued by or on behalf of states, territories and possessions of the U.S. or their political subdivisions and financing authorities. These investments may have fixed, variable, or floating rates of interest and may be zero coupon securities. Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund’s overall level of liquidity and average maturity. We invest principally in municipal obligations that pay interest exempt from federal income tax, but not necessarily the federal AMT.

Permitted Investments

Under normal circumstances, we invest:

•	100% of total assets in high-quality, short-term money market instruments;

•	at least 80% of the Fund’s assets in municipal obligations that pay interest exempt from federal income tax, but not necessarily the federal AMT;

•	up to 20% of the Fund’s assets in municipal obligations, the income from which may be subject to federal income tax; and

•	up to 35% of total assets in issuers located in a single state.

We may invest 25% or more of total assets in industrial development bonds and in participation interests in these securities.

We may invest any amount of our assets in securities that may produce income that is subject to the federal AMT.

Important Risk Factors

The Fund is primarily subject to the risks described in the “Summary of Important Risks” section on page 6. Increased investment in the securities of issuers in a single state increases the Fund’s exposure to risks associated with economic downturns or legislative or regulatory changes in the state.

Municipal obligations rely on the creditworthiness or revenue production of their issuers. Municipal obligations may be difficult to obtain because of limited supply, which may increase the cost of such securities and effectively reduce the yield of the Fund’s portfolio. Typically, less information is available about a municipal issuer than is available for other types of securities issuers.

You should consider these risks, along with the “Additional Strategies and General Investment Risks” section beginning on page 18. These considerations are all important to your investment choice.

14	Money Market Funds Prospectus

Municipal Money Market Fund	Financial Highlights

This table is intended to help you understand the Fund’s financial performance for the past 5 years. Certain information reflects financial results for a single Fund share. Total returns represent the rate that you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions). KPMG LLP audited this information for the periods ended October 31, 2005, and February 28, 2006. PricewaterhouseCoopers LLP audited this information for all prior periods. All performance information, along with the auditor’s report and the Fund’s financial statements, is also contained in the Fund’s annual or semi-annual report, a copy of which is available upon request.

FOR A SHARE OUTSTANDING
	INVESTOR CLASS SHARES—COMMENCED ON OCTOBER 23, 1986

For the period ended:	Feb. 28, 2006[1]	Oct. 31, 2005	Oct. 31, 2004	Oct. 31, 2003	Oct. 31, 2002	Oct. 31, 2001
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from investment operations:
Net investment income (loss)	0.01	0.02	0.01	0.01	0.01	0.03
Net realized and unrealized gain (loss) on investments	0.00	0.00[5]	0.00	0.00	0.00	0.00
Total from investment operations	0.01	0.02	0.01	0.01	0.01	0.03
Less distributions:
Distributions from net investment income	(0.01)	(0.02)	(0.01)	(0.01)	(0.01)	(0.03)
Distributions from net realized gain	0.00	0.00	0.00	0.00	0.00	0.00
Total from distributions	(0.01)	(0.02)	(0.01)	(0.01)	(0.01)	(0.03)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[2]	0.81%	1.69%	0.83%	0.92%	1.42%	3.35%
Ratios/supplemental data:
Net assets, end of period (000s)	$539,844	$597,924	$875,447	$1,563,333	$2,066,885	$3,002,068
Ratios to average net assets[3]:
Ratio of expenses to average net assets	0.64%	0.66%	0.63%	0.61%	0.58%	0.57%
Ratio of net investment income (loss) to average net assets	2.45%	1.64%	0.81%	0.94%	1.42%	3.29%
Ratio of expenses to average net assets prior to waived fees and reimbursed expenses[3], 4	1.04%	0.86%	0.65%	0.61%	0.58%	0.57%
[1]	The Fund changed its fiscal year-end from October 31 to February 28.
[2]	Total return calculations would have been lower had certain expenses not been waived or reimbursed during the periods shown. Total returns for periods of less than one year are not annualized.
[3]	Ratios shown for periods of less than one year are annualized.
[4]	During certain periods, various fees and/or expenses were waived and/or reimbursed. The ratio of gross expenses to average net assets reflects the expense ratio in the absence of any waivers and/or reimbursements.
[5]	Amount calculated is less than $0.005.

Money Market Funds Prospectus	15

Additional Strategies and General Investment Risks

Investment practices and risk levels are carefully monitored. Every attempt is made to ensure that the risk exposure for each Fund remains within the parameters of its objective and strategies.

Understanding the risks involved in mutual fund investing will help you make an informed decision that takes into account your risk tolerance and preferences. You should carefully consider the risks common to investing in all mutual funds, including the Wells Fargo Advantage FundsSM. Certain common risks are identified in the “Summary of Important Risks” section on page 6. Other risks of mutual fund investing include the following:

•	Unlike bank deposits, such as CDs or savings accounts, mutual funds are not insured by the FDIC.

•	We cannot guarantee that a Fund will meet its investment objective. In particular, we cannot guarantee that a Fund will be able to maintain a $1.00 per share NAV.

•	We do not guarantee the performance of a Fund, nor can we assure you that the market value of your investment will not decline. We will not “make good” on any investment loss you may suffer, nor can anyone we contract with to provide services, such as selling agents or investment advisers, offer or promise to make good on any such losses.

•	An investment in a single Fund, by itself, does not constitute a complete investment plan.

•	The Funds may invest a portion of their assets in U.S. Government obligations, such as securities issued or guaranteed by the Government National Mortgage Association (“GNMAs”), the Federal National Mortgage Association (“FNMAs”) and the Federal Home Loan Mortgage Corporation (“FHLMCs”). Some of these obligations are mortgage-backed securities representing partial ownership of a pool of residential mortgage loans. Mortgage-backed securities are subject to prepayment and extension risk, which can alter the duration of the securities and also reduce the rate of return on the portfolio. It is important to recognize that the U.S. Government does not guarantee the market value or current yield of U.S. Government obligations. Not all U.S. Government obligations are backed by the full faith and credit of the U.S. Government, and the U.S. Government’s guarantee does not extend to the Funds themselves.

What follows is a general list of the types of risks (some of which have been previously described) that may apply to the Fund and a table showing some of the additional investment practices that the Fund may use and the key risks associated with them. Additional information about these practices is available in the Statement of Additional Information.

Counter-Party Risk—The risk that the other party in a repurchase agreement or other transaction will not fulfill its contract obligation.

Credit Risk—The risk that the issuer of a debt obligation will be unable to make interest payments or repay principal on schedule. If an issuer does default, the affected security could lose all of its value, or be renegotiated at a lower interest rate or principal amount. Affected securities might also lose liquidity. Credit risk also includes the risk that a party in a transaction may not be able to complete the transaction as agreed.

Foreign Investment Risk—The additional risks associated with foreign investments, including those related to adverse political, regulatory, market or economic developments. Other risks associated with investing in foreign obligations include those related to withholding and other taxes and potentially less stringent investor protection and disclosure standards.

Interest Rate Risk—The risk that changes in interest rates can reduce the value of a security. Generally, when interest rates increase, the value of a debt obligation decreases. The effect is usually more pronounced for securities with longer dates to maturity.

Leverage Risk—The risk that an investment practice, such as engaging in forward commitment or when-issued securities transactions, may increase the Fund’s exposure to market risk, interest rate risk, or other risks by, in effect, increasing assets available for investment.

16	Money Market Funds Prospectus

Liquidity Risk—The risk that a security cannot be sold at the time desired, or cannot be sold without adversely affecting the price.

Market Risk—The risk that the value of a security will be reduced by market activity. This is a basic risk associated with all securities.

Regulatory Risk—The risk that changes in government regulations will adversely affect the value of a security. Also the risk that an insufficiently regulated market might permit inappropriate practices that adversely affect an investment.

In addition to the general risks discussed above and under “Summary of Important Risks,” you should carefully consider and evaluate any special risks that may apply to investing in the Fund. See the “Important Risk Factors” section in the summary for the Fund. You should also see the Statement of Additional Information for additional information about the investment practices and risks particular to the Fund.

Money Market Funds Prospectus	17

Additional Strategies and General Investment Risks

Investment Practice/Risk

The following table lists certain regular investment practices of the Fund, including some not disclosed in the Investment Objective and Investment Strategies section of the Prospectus. The risks indicated after the description of the practice are NOT the only potential risks associated with that practice, but are among the more prominent. Market risk is assumed for each investment practice. See the Statement of Additional Information for more information on these practices.

		MONEY MARKET FUND	MUNICIPAL MONEY MARKET FUND

INVESTMENT PRACTICE	PRINCIPAL RISK(S)
Borrowing Policies The ability to borrow money for temporary purposes (e.g. to meet shareholder redemptions).	Leverage Risk	●	●
Floating and Variable Rate Debt Instruments with interest rates that are adjusted either on a schedule or when an index or benchmark changes.	Interest Rate and Credit Risk	●	●
Foreign Obligations Dollar-denominated debt obligations of non-U.S. companies, foreign banks, foreign governments, and other foreign entities.	Foreign Investment, Liquidity and Regulatory Risk	●
Illiquid Securities A security which may not be sold or disposed of in the ordinary course of business within seven days at the value determined by the Fund. Limited to 10% of net assets.	Liquidity Risk	●	●
Repurchase Agreements A transaction in which the seller of a security agrees to buy back a security at an agreed upon time and price, usually with interest.	Credit and Counter-Party Risk	●

18	Money Market Funds Prospectus

Organization and Management of the Funds

A number of different entities provide services to the Funds. This section shows how the Funds are organized, lists the entities that perform different services, and explains how these service providers are compensated. Further information is available in the Statement of Additional Information for the Funds.

About Wells Fargo Funds Trust

The Trust was organized as a Delaware statutory trust on March 10, 1999. The Board of Trustees of the Trust (the “Board”) supervises the Fund’s activities, monitors its contractual arrangements with various service providers and decides upon matters of general policy.

The Board supervises the Funds’ activities and approves the selection of various companies hired to manage the Fund’s operation. The major service providers are described in the diagram below. Except for the advisers, which generally may be changed only with shareholder approval, if the Board believes that it is in the best interests of the shareholders, it may change service providers.

BOARD OF TRUSTEES
Supervises the Funds’ activities

Ú

INVESTMENT ADVISER	CUSTODIAN
Wells Fargo Funds Management, LLC 525 Market St. San Francisco, CA Manages the Funds’ investment activities	Wells Fargo Bank, N.A. 6th & Marquette Minneapolis, MN Provides safekeeping for the Funds’ assets

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INVESTMENT SUB-ADVISER
Wells Capital Management Incorporated 525 Market St. San Francisco, CA Responsible for day-to-day portfolio management

Ú

ADMINISTRATOR	TRANSFER AGENT	SHAREHOLDER SERVICING AGENTS
Wells Fargo Funds Management, LLC 525 Market St. San Francisco, CA Manages the Funds’ business activities	Boston Financial Data Services, Inc. Two Heritage Dr. Quincy, MA Maintains records of shares and supervises the paying of dividends	Various Agents Provide services to Customers

Ú

FINANCIAL SERVICES FIRMS AND SELLING AGENTS
Advise current and prospective shareholders on Fund investments

Ú

SHAREHOLDERS

Money Market Funds Prospectus	19

Organization and Management of the Funds

The Investment Adviser

Funds Management serves as the investment adviser for the Funds. Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company, was created to succeed to the mutual fund advisory responsibilities of Wells Fargo Bank and is an affiliate of Wells Fargo Bank. Wells Fargo Bank, which was founded in 1852, is the oldest bank in the western United States and is one of the largest banks in the United States. The Funds’ adviser is responsible for implementing the investment policies and guidelines for the Funds, and for supervising the sub-adviser, who is responsible for the day-to-day portfolio management of the Funds. For providing these services, Funds Management is entitled to receive fees as shown in the table of Annual Fund Operating Expenses under “Management Fees” in the front of this Prospectus. A discussion regarding the basis for the Board approving the investment advisory and subadvisory agreement for the Money Market Fund is available in the Fund’s semi-annual report for the fiscal half-year ended September 30, 2005, and for the Municipal Money Market Fund, is available in the Fund’s semi-annual report for the fiscal half-year ended April 30, 2005. As of March 31, 2006, Funds Management provided advisory services for over $110.3 billion in mutual fund assets.

Dormant Multi-Manager Structure

The Board has adopted a dormant “multi-manager” structure for the Municipal Money Market Fund. Under this structure, a Fund and Funds Management would engage one or more sub-advisers to make day-to-day investment decisions for the Fund’s assets. Funds Management would retain ultimate responsibility (subject to the oversight of the Board) for overseeing the sub-advisers and may, at times, recommend to the Board that the Fund: (i) change, add or terminate one or more sub-advisers; (ii) continue to retain a sub-adviser even though the sub-adviser’s ownership or corporate structure has changed; or (iii) materially change a sub-advisory agreement with a sub-adviser.

Applicable law generally requires a Fund to obtain shareholder approval of most of these types of recommendations, even if the Board approves the proposed action. Under the dormant “multi-manager” structure approved by the Board, the Fund will seek exemptive relief, if necessary, from the SEC to permit Funds Management (subject to the Board’s oversight and approval) to make decisions about the Fund’s sub-advisory arrangements without obtaining shareholder approval. The Fund will continue to submit matters to shareholders for their approval to the extent required by applicable law.

The Sub-Adviser

Wells Capital Management Incorporated (“Wells Capital Management”), an affiliate of Funds Management, is the sub-adviser for the Funds. In this capacity, Wells Capital Management is responsible for the day-to-day investment management activities of the Funds. Wells Capital Management provides investment advisory services for registered mutual funds, company retirement plans, foundations, endowments, trust companies, and high net-worth individuals. As of March 31, 2006, Wells Capital Management managed assets aggregating in excess of $175.6 billion.

Wells Capital Management is compensated for its services by Funds Management from the fees Funds Management receives for its services as the Funds’ adviser.

The Administrator

Funds Management provides the Funds with administrative services, including general supervision of the Fund’s operation, coordination of the other services provided to the Funds, compilation of information for reports to the SEC and the state securities commissions, preparation of proxy statements and shareholder reports, and general supervision of data compilation in connection with preparing periodic reports to the Trust’s Trustees and officers. Funds Management also furnishes office space and certain facilities to conduct the Funds’ business.

20	Money Market Funds Prospectus

Shareholder Servicing Plan

We have a shareholder servicing plan for the Funds. Under this plan, we have agreements with various shareholder servicing agents to process purchase and redemption requests, to service shareholder accounts, and to provide other related services. For these services, each Fund pays an annual fee of up to 0.25% of its average daily net assets. Selling or shareholder servicing agents, in turn, may pay some or all of these amounts to their employees or registered representatives who recommend or sell Fund shares or make investment decisions on behalf of their clients.

The Transfer Agent

Boston Financial Data Services, Inc. (“BFDS”) provides transfer agency and distribution disbursing services to the Fund.

Money Market Funds Prospectus	21

Your Account

This section tells you how Fund shares are priced, how to open an account and how to buy, sell or exchange Fund shares once your account is open.

Pricing Fund Shares

•	As with all mutual fund investments, the price you pay to purchase shares or the price you receive when you redeem shares is not determined until after a request has been received in proper form by the transfer agent. The price of Fund shares is based on a Fund’s NAV. The price at which a purchase or redemption of Fund shares is effected is based on the next calculation of NAV after the order is placed.

•	We determine the NAV of each Fund’s shares each business day. We determine the NAV by subtracting a Fund class’s liabilities from its total assets, and then dividing the results by the total number of outstanding shares of that class. We determine the NAV of the Funds at 4:00 p.m. (ET). If the markets close early, the Funds may close early and may value their shares at earlier times under these circumstances. Requests the transfer agent receives in proper form before these times are processed the same day. Requests the transfer agent receives after these times are processed the next business day. Information on the timing of dividend accrual in connection with a purchase or a redemption of shares is referenced in the How to Buy Shares and How to Sell Shares sections on the following pages.

•	Each Fund’s assets are valued using the amortized cost method, in accordance with Rule 2a-7 under the 1940 Act. See the Statement of Additional Information for further disclosure.

Notes on Managing Your Account

Minimum Investments

•	Minimum initial investment of $2,500 per Fund, and $1,000 for a retirement account; and

•	$100 per Fund for all investments after your initial investment.

Institutions, through which investors may purchase Investor Class shares, may require different minimum investment amounts. Please consult your selling agent or a customer service representative at your Institution for specifics.

We may waive or reduce the minimum initial investment amount for purchases made through certain retirement, benefit and pension plans, through certain packaged investment products, or for certain classes of shareholders as permitted by the SEC. Check the specific disclosure statements and applications for the program through which you intend to invest.

How to Open an Account

You can open a Wells Fargo Advantage Funds account through any of the following means:

•	Directly with the Fund—Complete a Wells Fargo Advantage Funds Application, which you may obtain by visiting our Web site at www.wellsfargo.com/advantagefunds, by calling Investor Services at 1-800-222-8222, or from an authorized selling agent. Be sure to indicate the Fund name and the share class into which you intend to invest when completing the application.

•	Through a brokerage account with an approved selling agent; or

•	Through certain retirement, benefit and pension plans or certain packaged investment products (please see the providers of the plan for instructions).

22	Money Market Funds Prospectus

In addition to payments made by the Funds for distribution and shareholder servicing, the Adviser, the Funds’ distributor or their affiliates, may pay out of their own assets, and at no cost to the Funds, significant amounts to selling or shareholder servicing agents in connection with the sale and distribution of shares of the Funds or for services to the Funds and their shareholders.

In return for these payments, the Funds may receive certain marketing or servicing advantages including, without limitation, inclusion of the Funds on a selling agent’s “preferred list”; providing “shelf space” for the placement of the Funds on a list of mutual funds offered as investment options to its clients; granting access to a selling agent’s registered representatives; providing assistance in training and educating the selling agent’s registered representatives and furnishing marketing support and other related services. Additionally, the Funds and their shareholders may receive certain services including, but not limited to, establishing and maintaining accounts and records; answering inquiries regarding purchases, exchanges and redemptions; processing and verifying purchase, redemption and exchange transactions; furnishing account statements and confirmations of transactions; processing and mailing monthly statements, prospectuses, shareholder reports and other SEC-required communications; and providing the types of services that might typically be provided by a Fund’s transfer agent (e.g., the maintenance of omnibus or omnibus-like accounts, the use of the National Securities Clearing Corporation for the transmission of transaction information and the transmission of shareholder mailings).

Payments made by the Funds’ Adviser, distributor or their affiliates, for the advantages and services described above, may be fixed dollar amounts, may be based on a percentage of sales and/or assets under management or a combination of the above, and may be up-front or ongoing payments or both. Such payments may be based on the number of customer accounts maintained by the selling or shareholder servicing agent, or based on a percentage of the value of shares sold to, or held by, customers of the selling or shareholder servicing agent, and may differ among selling and shareholder servicing agents.

In addition, representatives of the Funds’ distributor visit selling agents on a regular basis to educate their registered representatives and to encourage the sale of Fund shares. The costs associated with such visits and any arrangement, such as sponsoring various contests and promotions to encourage the sale of Fund shares, may be paid for by the Adviser, the Funds’ distributor or its affiliates, subject to applicable NASD regulations.

Money Market Funds Prospectus	23

Your Account

The following section explains how you can buy shares directly from Wells Fargo Advantage Funds. For Funds held through brokerage and other types of accounts, please consult your selling agent.

GENERAL NOTES FOR PURCHASING FUND SHARES

•	The initial investment minimum is $2,500, or $1,000 for a retirement account.

•	Subsequent purchases may be made for a minimum of $100.

•	When mailing your application, payment or other documentation to Wells Fargo Advantage Funds, use the appropriate address below:

Mailing address:	Wells Fargo Advantage Funds P.O. Box 8266 Boston, MA 02266-8266	Overnight Mail:	Wells Fargo Advantage Funds ATTN: CCSU-Boston Financial 66 Brooks Drive Braintree, MA 02184

•	When wiring money to Wells Fargo Advantage Funds, provide the following wire instructions to your financial institution:

State Street Bank & Trust Boston, MA Bank Routing Number: ABA 011000028 Wire Purchase Account Number: 9905-437-1	Attention: Wells Fargo Advantage Funds (Name of Fund, Account Number, and Share Class)

Account Name: (Registration Name of Account)

•	Shares begin earning dividends after the transfer agent receives your purchase order in proper form and the purchase amount is received by the Fund’s custodian. It is requested that purchase orders and wires be placed as early in the day as possible. Failure to complete an Application properly may result in a delay in processing your purchase order.

•	All purchases must be in U.S. dollars, and all checks must be drawn on U.S. banks. It is expected that purchases by check do not accrue dividends until the next business day after receipt.

•	Assuming the purchase amount is received by the Fund’s custodian no later than the close of the Federal Funds Wire, which is normally 6:00 p.m. (ET), dividends will accrue as follows:

If a proper order is received:	Dividends begin to Accrue:
Municipal Money Market
• By 12:00 p.m. (ET)	Same Business Day
• After 12:00 p.m. (ET)	Next Business Day

Money Market
• By 3:00 p.m. (ET)	Same Business Day
• After 3:00 p.m. (ET)	Next Business Day

24	Money Market Funds Prospectus

For every check or Electronic Funds Transfer that is returned to us as unpaid you will be charged a $25 fee. In the event that your purchase amount is not received by the close of the Federal Funds Wire for purchases by wire or Electronic Funds Transfer, we reserve the right to hold you responsible for any losses, expenses or fees incurred by the Fund, its transfer agent or its custodian.

•	When all or a portion of a purchase is received for investment without a clear Fund designation or is designated for investment in one of our closed classes of Funds, we may deposit the undesignated portion or the entire amount, as applicable, into the Wells Fargo Advantage Money Market Fund. We will treat your inaction as approval of this purchase until you later direct us to sell or exchange these shares of the Money Market Fund, at the next NAV calculated after we accept your order.

•	Each Fund reserves the right to refuse or cancel a purchase or exchange order in cases where the acceptance of the order would, in the Fund’s determination, adversely impact the normal management or operations of the Fund.

•	The information provided in this Prospectus is not intended for distribution to, or use by, any person or entity in any jurisdiction or country where such distribution or use would be contrary to law or regulation, or which would subject Fund shares to any registration requirement within such jurisdiction or country.

Money Market Funds Prospectus	25

How to Buy Shares

BY MAIL

IF YOU ARE BUYING SHARES FOR THE FIRST TIME:

•	Complete a Wells Fargo Advantage Funds Application. Be sure to indicate the full Fund name and the share class into which you intend to invest. You may obtain an application on-line (visit our Web site at www.wellsfargo.com/advantagefunds), by calling Investor Services at 1-800-222-8222, or from an authorized selling agent.

•	Enclose a check made out in the full name and share class of the Fund. For example, “Wells Fargo Advantage Money Market Fund, Investor Class.”

•	Mail the Application and payment to Wells Fargo Advantage Funds.

IF YOU ARE BUYING ADDITIONAL SHARES:

•	Make a check payable to the full name and share class of your Fund for at least $100. Be sure to write your account number on the check.

•	Complete an investment slip or the payment stub/card from your statement if available, and mail to Wells Fargo Advantage Funds.

•	To request a booklet of investment slips, please contact Investor Services at 1-800-222-8222.

BY PHONE

IF YOU ARE BUYING SHARES FOR THE FIRST TIME:

You can only make your first purchase of a Fund by phone if you already have an existing Wells Fargo Advantage Funds Account. If you do not currently have an account, complete a Wells Fargo Advantage Funds Application. Refer to the ‘By Mail’ section, above.

If you have a Wells Fargo Advantage Funds Account and want to buy into a new Fund, call Investor Services at 1-800-222-8222 for an Investor Services Representative to either:

•	transfer at least $2,500 (or $1,000 for retirement accounts) from a linked bank account, or

•	exchange at least $2,500 (or $1,000 for retirement accounts) worth of shares from an existing Wells Fargo Advantage Funds Account.

Call 1-800-368-7550 to use the automated phone system to:

•	exchange at least $2,500 (or $1,000 for retirement accounts) worth of shares from an existing Wells Fargo Advantage Funds Account.

IF YOU ARE BUYING ADDITIONAL SHARES:

To buy additional shares, call Investor Services at 1-800-222-8222 for an Investor Services Representative or call 1-800-368-7550 to use the automated phone system to either:

•	transfer at least $100 from a linked account, or

•	exchange at least $100 worth of shares from an existing Wells Fargo Advantage Funds Account, or the remaining balance of your existing account.

26	Money Market Funds Prospectus

BY INTERNET ACCESS

IF YOU ARE BUYING SHARES FOR THE FIRST TIME:

To purchase shares of a Fund via the Internet, visit our Web site at www.wellsfargo.com/advantage funds. If you do not have an account with Wells Fargo Advantage Funds, follow the instructions for opening an account. Once you have an account established, in order to complete your first purchase into the Fund, you must indicate the Fund name and the share class into which you intend to invest to either:

•	transfer at least $2,500 (or $1,000 for retirement accounts) from a linked bank account, or

•	exchange at least $2,500 (or $1,000 for retirement accounts) worth of shares from an existing Wells Fargo Advantage Funds Account.

Initial investments made on-line are limited to a maximum of $25,000.

IF YOU ARE BUYING ADDITIONAL SHARES:

To buy additional shares, visit our Web site at www.wellsfargo.com/advantage funds, to either:

•	transfer at least $100 from a linked bank account, or

•	exchange at least $100 worth of shares from an existing Wells Fargo Advantage Funds Account, or the remaining balance of your existing account.

On-line purchases are limited to a maximum of $100,000. Further information is available by calling Investor Services at 1-800-222-8222.

BY WIRE

IF YOU ARE BUYING SHARES FOR THE FIRST TIME:

You can make your first purchase of a Fund by wire. Complete a Wells Fargo Advantage Funds Application or open an account by internet access as described above and follow the wire instructions on page 26.

IF YOU ARE BUYING ADDITIONAL SHARES:

Instruct your bank/financial institution to wire the amount you want to invest in accordance with the wire instructions on page 24. Be sure to have the wiring bank include your current Wells Fargo Advantage Funds account number and the name in which your account is registered.

IN PERSON

Visit our Investor Center in Menomonee Falls, Wisconsin, which is near Milwaukee. Visit our Web site or call an Investor Services Representative for hours of operation and directions to our Investor Center.

Money Market Funds Prospectus	27

How to Sell Shares

The following section explains how you can sell shares held directly through an account with Wells Fargo Advantage Funds. For Fund shares held through brokerage or other types of accounts, please consult your selling agent.

BY MAIL

•	To request a redemption, write a “Letter of Instruction” stating your name, your account number, the Fund you wish to redeem and the dollar amount you wish to receive (or write “Full Redemption”).

•	Make sure all the account owners sign the request exactly as their names appear on the account application.

•	Medallion guarantees are required for mailed redemption requests under the following circumstances: i) if the request is for over $100,000; ii) if the address on your account was changed within the last 30 days, or iii) if the redemption is made payable to a third party. You can get a medallion guarantee at a financial institution, such as a bank or brokerage house. We do not accept notarized signatures.

•	Mail to: Wells Fargo Advantage Funds

P.O. Box 8266

Boston, MA 02266-8266

BY PHONE

•	Call Investor Services at 1-800-222-8222 for an Investor Services Representative or call 1-800-368-7550 to use the automated phone system to request a redemption. Be prepared to provide your account number and Taxpayer Identification Number (usually your Social Security Number).

•	Unless you have instructed us otherwise, only one account owner needs to call in redemption requests.

•	Telephone privileges are automatically made available to you unless you specifically decline them on your Application or subsequently in writing.

•	Redemption requests may not be made by phone if the address on your account was changed in the last 30 days. In this event, you must request your redemption by mail, in accordance with the procedures listed above.

BY INTERNET

Visit our Web site at www.wellsfargo.com/advantagefunds to process your redemption request. Redemptions requested on-line are limited to a minimum of $100 and a maximum of $100,000. Redemption proceeds may be remitted by check to your address of record, by Electronic Funds Transfer into a linked bank account, or by wire.

See ‘General Notes for Selling Shares,’ below. Further information is available by calling Investor Services at 1-800-222-8222.

IN PERSON

Visit our Investor Center in Menomonee Falls, Wisconsin, which is near Milwaukee. Visit our Web site or call an Investor Services Representative for hours of operation and directions to our Investor Center.

28	Money Market Funds Prospectus

GENERAL NOTES FOR SELLING SHARES

•	We will process requests to sell shares at the first NAV calculated after a request in proper form is received.

•	The minimum redemption amount is $100 or the balance of your account.

•	You may request that redemption proceeds be sent to you by check, by Electronic Funds Transfer into a bank account, or by wire. Please call Investor Services regarding requirements for linking bank accounts or for wiring funds. We reserve the right to charge a fee for wiring funds although it is not currently our practice to do so. Please contact your bank to verify any charges that it may assess for an incoming wire transfer.

•	Requests for redemption proceeds by check or Electronic Funds Transfer that are received in proper form will be sent out by the next business day after receipt and will earn a dividend until the day such proceeds are sent.

Wire Redemption requests received:	Proceeds Wired	Dividends
Municipal Money Market
• By 12:00 p.m. (ET)	Same Business Day	Not earned on day of request
• After 12:00 p.m. (ET)	Next Business Day	Earned on day of request
Money Market
• By 3:00 p.m. (ET)	Same Business Day	Not earned on day of request
• After 3:00 p.m. (ET)	Next Business Day	Earned on day of request

•	We reserve the right to delay payment of a redemption so that we may be reasonably certain that investments made by check, through Electronic Funds Transfer or the Automatic Investment Plan have been finally collected. Our ability to determine with reasonable certainty that investments have been finally collected is greater for investments coming from accounts with banks affiliated with Funds Management than it is for investments coming from accounts with unaffiliated banks. Payments may be held up to 7 days for redemptions of shares purchased by check or through Electronic Funds Transfer. Redemption payments also may be delayed under extraordinary circumstances or as permitted by the SEC in order to protect remaining shareholders.

•	Generally, we pay redemption requests in cash, unless it is determined that the redemption would be to the detriment of a Fund and/or its shareholders. In such case, we may pay all or part of the redemption in securities of equal value as permitted under the 1940 Act, and the rules thereunder. The redeeming shareholder should expect to incur transaction costs upon the disposition of the securities received.

•	If you purchased shares through a packaged investment product or retirement plan, read the directions for selling shares provided by the product or plan. There may be special requirements that are in addition to or supersede the directions in this Prospectus.

Money Market Funds Prospectus	29

Exchanges

Exchanges between Wells Fargo Advantage Funds involve two transactions: a sale of shares of one Fund and the purchase of shares of another. In general, the same rules and procedures that apply to sales and purchases apply to exchanges. There are, however, additional factors you should keep in mind while making or considering an exchange:

•	In general, exchanges may be made between like share classes of any Wells Fargo Advantage Fund offered to the general public for investment. In addition, Investor Class shares may be exchanged for Class Z shares, as long as you meet the eligibility requirements for investment in Class Z shares. See the Class Z prospectus for details.

•	An exchange request will be processed on the same business day, provided that both Funds are open at the time the request is received. If one or both Funds are closed, the exchange will be processed on the following business day.

•	You should carefully read the prospectus for the Fund into which you wish to exchange.

•	Every exchange involves selling Fund shares, which may produce a capital gain or loss for tax purposes.

•	If you are making an initial investment into a Fund through an exchange, you must exchange at least the minimum first purchase amount for the new Fund, unless your balance has fallen below that amount due to market conditions.

•	Any exchange between Funds you already own must meet the minimum redemption and subsequent purchase amounts for the Funds involved.

Generally, we will notify you at least 60 days in advance of any changes in the exchange rules.

Frequent Purchases and Redemptions of Fund Shares

Excessive trading by Fund shareholders can negatively impact a Fund and its long-term shareholders by increasing expenses or lowering returns. However, money market funds, which are typically utilized by investors for cash management purposes and invest in highly liquid securities, are not as susceptible to these negative effects as non-money market Funds. Moreover, because all money market Funds typically maintain a $1.00 net asset value, there is no significant financial incentive for an investor to attempt to market time investments into a money market Fund.

Although the policies adopted by the Funds do not prohibit frequent trading between money market Funds, Funds Management will seek to prevent an investor from utilizing a money market Fund to facilitate frequent purchases and redemptions of shares in non-money market Funds. If Funds Management determines that an account has engaged in timing activities in contravention of the Funds’ policies (as described in the prospectus for the non-money market Fund), an account is prevented from purchasing additional shares or making further exchanges. Once the account has redeemed all of its shares, the account is closed.

30	Money Market Funds Prospectus

Additional Services and Other Information

Automatic Plans

These plans help you conveniently purchase and/or redeem shares each month. Once you select a Plan, tell us the day of the month you would like the transaction to occur and specify an amount of at least $50. If you do not specify a date, we will process the transaction on or about the 25th day of the month. Call Investor Services at 1-800-222-8222 for more information.

•	Automatic Investment Plan—With this plan, you can regularly purchase shares of a Wells Fargo Advantage Fund with money automatically transferred from a linked bank account.

•	Automatic Exchange Plan—With this plan, you can regularly exchange shares of a Wells Fargo Advantage Fund you own for shares of another Wells Fargo Advantage Fund. See the “Exchanges” section of this Prospectus for the conditions that apply to your shares. This feature may not be available for certain types of accounts.

•	Systematic Withdrawal Plan—With this plan, you can regularly redeem shares and receive the proceeds by check or by transfer to a linked bank account. To participate in this plan, you:

•	must have a Fund account valued at $10,000 or more;

•	must have your distributions reinvested; and

•	may not simultaneously participate in the Automatic Investment Plan.

•	Payroll Direct Deposit—With this plan you may transfer all or a portion of your paycheck, social security check, military allotment, or annuity payment for investment into the Fund of your choice.

It generally takes about ten days to establish a plan once we have received your instructions. It generally takes about five days to change or cancel participation in a plan. We may automatically cancel your plan if the linked bank account you specified is closed, or for other reasons.

Income and Gain Distributions

The Funds declare distributions of any net investment income daily and make such distributions monthly. The Funds make distributions of any realized net capital gains at least annually. Your distributions will be automatically reinvested in additional shares, unless your Institution directs otherwise. Your other options are to receive checks for these payments, have them automatically invested in the same class of another Wells Fargo Advantage Fund, or have them deposited into your bank account. With the check payment option, if checks remain uncashed for six months or are undeliverable by the Post Office, we will reinvest the distributions at the earliest date possible, and future distributions will be automatically reinvested. To change the current option for payment of distributions, please contact your Institution.

We offer the following distribution options. To change your current option for payment of distributions, please call 1-800-222-8222.

•	Automatic Reinvestment Option—Lets you buy new shares of the same class of the Fund that generated the distributions. The new shares are purchased at NAV generally on the day the income is paid. This option is automatically assigned to your account unless you specify another option.

•	Check Payment Option—Allows you to receive checks for distributions mailed to your address of record or to another name and address that you have specified in written, medallion guaranteed instructions. If checks remain uncashed for six months or are undeliverable by the Post Office, we will reinvest the distributions at the earliest date possible, and future distributions will be automatically reinvested.

Money Market Funds Prospectus	31

Additional Services and Other Information

•	Bank Account Payment Option—Allows you to receive distributions directly in a checking or savings account through Electronic Funds Transfer. The bank account must be linked to your Wells Fargo Advantage Fund account. In order to establish a new linked bank account, you must send a written medallion guaranteed instruction along with a copy of a voided check or deposit slip. Any distribution returned to us due to an invalid banking instruction will be sent to your address of record by check at the earliest date possible, and future distributions will be automatically reinvested.

•	Directed Distribution Purchase Option—Lets you buy shares of a different Wells Fargo Advantage Fund of the same share class. The new shares are purchased at NAV generally on the day the income is paid. In order to establish this option, you need to identify the Fund and account the distributions are coming from, and the Fund and account to which the distributions are being directed. You must meet any required minimum purchases in both Funds prior to establishing this option.

Taxes

The following discussion regarding federal income taxes is based on laws that were in effect as of the date of this Prospectus and summarizes only some of the important federal income tax considerations affecting the Funds and you as a shareholder. It does not apply to foreign or tax-exempt shareholders or those holding Fund shares through a tax-advantaged account such as a 401(k) Plan or Individual Retirement Account (“IRA”). This discussion is not intended as a substitute for careful tax planning. You should consult your tax adviser about your specific tax situation. Please see the Statement of Additional Information for additional federal income tax information.

We will pass on to a Fund’s shareholders substantially all of the Fund’s net investment income and realized net capital gains, if any. Distributions of a Fund’s ordinary income, if any, generally will be taxable to you as ordinary income. Although the Funds do not expect to realize any capital gain, distributions of a Fund’s net short-term capital gain, if any, generally will be taxable to you as ordinary income and distributions of a Fund’s net long-term capital gain, if any, generally will be taxable to you as long-term capital gain.

It is intended that distributions of the Municipal Money Market Fund’s net investment income from municipal obligations will not be subject to federal income tax, although a significant portion of such distributions could be subject to the federal AMT. Distributions of ordinary income from the Municipal Money Market Fund attributable to other sources, if any, generally will be taxable to you as ordinary income.

Corporate shareholders will not be able to deduct any distributions when determining their taxable income. In general, distributions also will not qualify for reductions in federal income taxation of dividends payable to individuals from certain domestic and foreign corporations.

Distributions from the Funds normally will be taxable to you when paid, whether you take the distributions in cash or automatically reinvest them in additional Fund shares. Following the end of every year, we will notify you of the federal income tax status of your distributions for the year.

In certain circumstances, Fund shareholders will be subject to back-up withholding taxes.

As long as the Funds continually maintain a $1.00 NAV, you ordinarily will not recognize taxable gain or loss on the redemption or exchange of your Fund shares.

Check Writing

Check writing is offered on the Investor Class shares of the Money Market and Municipal Money Market Funds. Checks written on your account are subject to the Funds’ Prospectus and the terms and conditions found in the front of the book of checks. Sign up for free check writing when you

32	Money Market Funds Prospectus

open your account or call 1-800-222-8222 to add it to an existing account. Check redemptions must be for a minimum of $500. Checks will only be honored if written against purchases made more than ten days before the check is presented for payment. Checks may not be written to close an account.

Portfolio Holdings Information

A description of the Funds’ policies and procedures with respect to disclosure of its portfolio holdings is available in the Funds’ Statement of Additional Information and on the Funds’ Web site at www.wellsfargo.com/advantagefunds.

Advance Notice of Large Transactions

We strongly urge you to begin all purchases and redemptions as early in the day as possible and to notify us at least one day in advance of transactions in excess of $50,000,000. This will allow us to manage the Funds most effectively. When you give us this advance notice, you must provide us with your name and account number.

Householding

To help keep Fund expenses low, generally we send a single copy of a prospectus or shareholder report to shareholders of the same household. If your household currently receives a single copy of a prospectus or shareholder report and you would prefer to receive multiple copies, please call Investor Services at 1-800-222-8222 or contact your selling agent.

Retirement Accounts

We offer a wide variety of retirement accounts for individuals and institutions, including large and small businesses. Please call 1-800-222-8222 for information on:

•	Individual Retirement Plans, including traditional IRAs and Roth IRAs.

•	Qualified Retirement Plans, including Simple IRAs, SEP IRAs, 403(b)(7)s, Keoghs, Pension Plans, Profit-Sharing Plans, and 401(k) Plans.

There may be special distribution requirements for a retirement account. For more information, call the number listed above. You may be charged a $10 annual account maintenance fee for each retirement account up to a maximum of $30 annually, and a $25 fee for transferring assets to another custodian or for closing a retirement account. If you sell shares from a non-IRA retirement account and you are eligible to roll the proceeds into another retirement plan, we will withhold a portion of the sale proceeds for federal income tax purposes, unless you transfer all of the proceeds to an eligible retirement plan.

Small Account Redemptions

We reserve the right to redeem certain accounts that fall below the minimum initial investment amount as the result of shareholder redemptions (as opposed to market movement). We will notify you approximately 60 days prior to such redemption and will provide you with the opportunity to make additional investments to bring your account above the minimum investment amount. Please call Investor Services at 1-800-222-8222 or contact your selling agent for further details.

Statements and Confirmations

Statements summarizing activity in your account are mailed quarterly. Confirmations are mailed following each purchase, sale, exchange, or transfer of Fund shares, except generally for Automatic Investment Plan transactions, Systematic Withdrawal Plan transactions using Electronic Funds Transfer, and purchases of new shares through the automatic reinvestment of distributions.

Money Market Funds Prospectus	33

Additional Services and Other Information

Statement Inquiries

Contact us in writing regarding any errors or discrepancies noted on your account statement within 60 days after the date of the statement confirming a transaction. We may deny your ability to refute a transaction if we do not hear from you within those 60 days.

Statement Reprints

Upon your request and for the applicable fee, you may obtain a reprint of an account statement. Please call Investor Services at 1-800-222-8222 for more information.

Transaction Authorizations

Telephone, electronic and clearing agency privileges allow us to accept transaction instructions by anyone representing themselves as the shareholder and who provides reasonable confirmation of their identity. We will not be liable for any losses incurred if we follow such instructions we reasonably believe to be genuine. For transactions through the automated phone system and our web site, we will assign personal identification numbers (PINs) and/or passwords to help protect your account information. To safeguard your account, please keep your PINs and passwords confidential. Contact us immediately if you believe there is a discrepancy on your confirmation statement or if you believe someone has obtained unauthorized access to your account, PIN or password.

USA PATRIOT Act

In compliance with the USA PATRIOT Act, all financial institutions (including mutual funds) at the time an account is opened are required to obtain, verify and record the following information for all registered owners or others who may be authorized to act on the account: full name, date of birth, taxpayer identification number (usually your Social Security Number) and permanent street address. Corporate, trust and other entity accounts require additional documentation. This information will be used to verify your true identity. We will return your application if any of this information is missing, and we may request additional information from you for verification purposes. In the rare event that we are unable to verify your identity, the Fund reserves the right to redeem your account at the current day’s NAV. You will be responsible for any losses, taxes, expenses, fees, or other results of such a redemption.

34	Money Market Funds Prospectus

Glossary

We provide the following definitions to assist you in reading this Prospectus. For a more complete understanding of these terms you should consult your investment professional.

Business Day

Generally, Monday through Friday with the exception of any day in which the New York Stock Exchange or Federal Reserved is close.

Commercial Paper

Debt instruments issued by banks, corporations and other issuers to finance short-term credit needs. Commercial paper typically is of high credit quality and offers below market interest rates.

Current Income

Earnings in the form of dividends or interest as opposed to capital growth.

Debt Obligations

Generally, a promise to pay interest and repay principal by a company sold as a security. The owner of the security is entitled to receive any such payments. Examples include bonds and mortgage- and other asset-backed securities and can include securities in which the right to receive interest and principal repayment have been sold separately.

Distributions

Disbursements of net investment income, realized net capital gains and/or returns of capital made by a Fund to its shareholders.

Dollar-Denominated

Dollar-denominated means, with reference to a security, that all principal and interest payments on such security are payable in U.S. dollars and that the interest rate of, the principal amount to be repaid, and the timing of payments related to such security do not vary or float with the value of foreign currency, the rate of interest payable on foreign currency borrowings, or with any other interest rate or index expressed in a currency other than U.S. dollars.

Duration

A measure of a security’s or portfolio’s sensitivity to changes in interest rates. Duration is usually expressed in years, with longer durations typically more sensitive to interest rate changes than shorter durations.

Electronic Funds Transfer

A process used to transfer funds electronically, rather than by check. Also called Automated Clearing House (ACH).

FDIC

The Federal Deposit Insurance Corporation. This is the company that provides federally sponsored insurance covering bank deposits such as savings accounts and CDs. Mutual funds are not FDIC insured.

Institution

Institutional investors acting for themselves or on behalf of their customers in a fiduciary, advisory, agency, custodial or similar capacity. Institutional investors include, but are not limited to, banks, pension funds, insurance companies, foundations, trusts, etc., and broker-dealers and registered investment advisers that have an agreement with the distributor to offer a Fund’s shares through a particular investment product, program or account for which such broker-dealer or adviser may charge a fee.

Money Market Funds Prospectus	35

Glossary

Liquidity

The ability to readily sell a security at a fair price.

Medallion Guarantee

A guarantee given by a financial institution that has verified the identity of the maker of the signature. The guarantee may be executed by an “eligible” guarantor. Eligible guarantors include Commercial Banks, Trust Companies, Savings Associations and Credit Unions, as defined by the Federal Deposit Insurance Act, and registered Broker-Dealers. The institution must provide a verifiable Stamp 2000 Medallion prior to submitting your signature. A guarantee from a Notary Public is not acceptable.

Money Market Instruments

High-quality, short-term instruments meeting the requirements of Rule 2a-7 under the 1940 Act, such as bankers’ acceptances, commercial paper, repurchase agreements and government obligations. In a money market fund, average portfolio maturity does not exceed 90 days, and all investments have maturities of 397 days or less at the time of purchase.

Municipal Obligations

Debt obligations of a state or local government entity. Revenues raised from the sale of such obligations may support general governmental needs or special projects. It is intended that interest on a municipal obligation held by a Fund will be exempt from federal income taxes and, in most instances, state and individual local income taxes, in the state of issue, although no assurances can be given to this effect.

Net Asset Value (“NAV”)

The value of a single fund share. It is determined by adding together all of a Fund’s assets, subtracting accrued expenses and other liabilities, then dividing by the total number of outstanding shares.

Repurchase Agreement

An agreement between a buyer and seller of a security in which the seller agrees to repurchase the security at an agreed upon price and time.

Selling Agent

A firm that has an agreement with the Fund’s distributors allowing the agent to sell the Fund’s shares.

Shareholder Servicing Agent

Anyone appointed by the Fund to maintain shareholder accounts and records, assist and provide information to shareholders or perform similar functions.

Statement of Additional Information

A document that supplements the disclosure made in the Prospectus.

Taxpayer Identification Number

Usually the Social Security Number for an individual or the Employer Identification Number for a corporation.

Total Return

The annual return on an investment, including capital appreciation and distributions. Total return calculations assume reinvestment of all distributions, reflect fee waivers and exclude sales loads.

U.S. Government Obligations

Obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

Zero Coupon Securities

Bonds that make no periodic interest payments and which are usually sold at a discount of their face value. Zero coupon bonds are subject to interest rate and credit risk.

36	Money Market Funds Prospectus

Please find Wells Fargo Advantage Fund’s Privacy Policy inside this back cover.

More information about Wells Fargo Advantage Funds

is available free upon request. To obtain

literature, please write, email or call:

Wells Fargo Advantage Funds

P.O. Box 8266

Boston, MA 02266-8266

Email:wfaf@wellsfargo.com

Retail Investment Professionals: 888-877-9275

Institutional Investment Professionals: 866-765-0778

Web site: www.wellsfargo.com/advantagefunds

YOU MAY WISH TO REVIEW THE FOLLOWING

DOCUMENTS:

STATEMENT OF ADDITIONAL INFORMATION

supplements the disclosures made by this Prospectus.

The Statement of Additional Information has been

filed with the SEC and incorporated by reference into

this Prospectus and is legally part of this Prospectus.

ANNUAL/SEMI-ANNUAL REPORTS

provide certain financial and other important information,

including a discussion of the market conditions and investment strategies that significantly affected Fund performance over the reporting period.

THESE DOCUMENTS ARE AVAILABLE FREE OF CHARGE:

Call: 1-800-222-8222, or visit our Web site at

www.wellsfargo.com/advantagefunds.

Write to:

Wells Fargo Advantage Funds

P.O. Box 8266

Boston, MA 02266-8266; or

Visit the SEC’s Web site at http://www.sec.gov

REQUEST COPIES FOR A FEE BY WRITING TO:

SEC Public Reference Room

100 “F” St. NE

Washington, DC 20549-0102; or

by electronic request at publicinfo@sec.gov

Call: 1-800-SEC-0330 or 1-202-551-8090 for details

ADDITIONAL SERVICES QUESTIONS CAN BE

ANSWERED BY CALLING YOUR INVESTMENT

PROFESSIONAL

NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE

Printed on Recycled paper

© 2006 Wells Fargo Funds Management, LLC. All rights reserved. www.wellsfargo.com/advantagefunds

RT 57069 07-06

076MMIV/P1206 07-06

ICA Reg. No. 811-09253

July 1, 2006

Prospectus

Wells Fargo Advantage Money Market Funds

Wells Fargo Advantage California Tax-Free Money Market Trust

Wells Fargo Advantage Money Market Trust

Wells Fargo Advantage National Tax-Free Money Market Trust

Please read this Prospectus and keep it for future reference. It is designed to provide you with important information and to help you decide if a Fund’s goals match your own.

These securities have not been approved or disapproved by the U.S. Securities and Exchange Commission (“SEC”), nor has the SEC passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Fund shares are NOT deposits or other obligations of, or issued, endorsed or guaranteed by Wells Fargo Bank, N.A. (“Wells Fargo Bank”) or any

of its affiliates. Fund shares are NOT insured or guaranteed by the U.S. Government, the Federal Deposit Insurance Corporation (“FDIC”) or any

other government agency. AN INVESTMENT IN A FUND INVOLVES CERTAIN RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

Table of Contents	Money Market Funds

Please find Wells Fargo Advantage Funds’ Privacy Policy inside the back cover of this Prospectus.

Wells Fargo Money Market Funds Overview

See the individual Fund descriptions in this Prospectus for further details.

Words appearing in italicized print appear that way only to denote their inclusion in the Glossary section of this Prospectus.

FUND	OBJECTIVE

California Tax-Free Money Market Trust	Seeks current income exempt from federal income tax and California individual income tax, while preserving capital and liquidity.

Money Market Trust	Seeks current income, while preserving capital and liquidity.

National Tax-Free Money Market Trust	Seeks current income exempt from federal income tax, while preserving capital and liquidity.

4	Money Market Funds Prospectus

PRINCIPAL STRATEGIES

We invest in high-quality, short-term California municipal obligations.

We invest in high-quality, short-term money market instruments.

We invest in high-quality, short-term municipal obligations.

Money Market Funds Prospectus	5

Summary of Important Risks

This section summarizes important risks that relate to an investment in the Funds. All are important to your investment choice. Additional information about these and other risks is included in:

•	the individual Fund descriptions beginning on page 14;

•	the “Additional Strategies and General Investment Risks” section beginning on page 20; and

•	the Funds’ Statement of Additional Information.

An investment in a Fund is not a deposit of Wells Fargo Bank or any of its affiliates and is not insured or guaranteed by the FDIC or any other government agency. Although each Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance it will be able to do so, and it is possible to lose money by investing in a Fund. Generally, short-term funds do not earn as high a level of income as funds that invest in longer-term instruments.

Debt Obligations

The Funds invest in debt obligations, such as notes and bonds, which are subject to credit risk and interest rate risk. Credit risk is the possibility that an issuer of an instrument will be unable to make interest payments or repay principal. Changes in the financial strength of an issuer or changes in the credit rating of a security may affect its value. Interest rate risk is the risk that interest rates may increase, which will reduce the resale value of securities in a Fund’s portfolio, including U.S. Government obligations. Debt obligations with longer maturities are generally more sensitive to interest rate changes than those with shorter maturities. Changes in market interest rates affect a Fund’s yield to the extent they affect the yield of instruments available for purchase by a Fund.

Municipal Obligations

The California Tax-Free Money Market Trust and the National Tax-Free Money Market Trust invest in municipal obligations, which rely on the creditworthiness or revenue production of their issuers. Municipal obligations may be difficult to obtain because of limited supply, which may increase the cost of such securities and effectively reduce the yield of a Fund’s portfolio. Typically, less information is available about a municipal issuer than is available about other types of securities issuers. The Funds generally rely on an opinion of the issuer’s bond counsel that interest on a municipal obligation will be exempt from applicable taxes. The Internal Revenue Service and state tax authorities are paying increased attention to whether such interest is exempt under applicable law, and the Funds cannot assure you that a tax authority will not successfully challenge the exemption for interest on a municipal obligation held by the Funds.

The California Tax-Free Money Market Trust is considered to be non-diversified according to the Investment Company Act of 1940 (the “1940 Act”). The majority of the issuers of the securities in the Fund’s portfolio are located within the state of California. Non-diversified, geographically concentrated funds are riskier than similar funds that are diversified or spread their investments over several geographic areas. Default by a single security in the portfolio may have a greater negative effect than a similar default in a diversified portfolio. All other Funds in the Prospectus are considered to be diversified.

FUND-SPECIFIC RISKS

California Tax-Free Money Market Trust

Since we invest heavily in California municipal obligations, events in California are likely to affect the Fund’s investments. Although California has a larger and more diverse economy than most other states, its economy continues to be driven by, among other industries, agriculture, tourism, high technology, and manufacturing. A downturn in any one industry may have a disproportionate impact on California municipal obligations. In addition, we may invest 25% or more of the Fund’s total assets in California municipal obligations that are related in such a way that political, economic or business developments affecting one obligation would affect the others. For example, we may own different obligations that pay interest based on the revenue of similar projects. Please see the Fund’s Statement of Additional Information for further details.

6	Money Market Funds Prospectus

Performance History

The information on the following pages shows you how each Fund has performed and illustrates the variability of a Fund’s returns over time.

Please remember that past performance is no guarantee of future results.

California Tax-Free Money Market Trust Calendar Year Returns

Best Qtr.:	Q4 ‘00 • 0.92%	Worst Qtr.:	Q3 ‘03 • 0.17%

The Fund’s year-to-date performance through March 31, 2006, was 0.70%. To obtain a current 7-day yield for the Fund, call toll-free 1-800-222-8222.

Average annual total returns for the period ended 12/31/05	1 year	5 years	Life of Fund
California Tax-Free Money Market Trust (Incept. 5/5/97)	2.21%	1.54%	2.23%

Money Market Funds Prospectus	7

Performance History

Money Market Trust Calendar Year Returns

Best Qtr.:	Q4 ‘00 • 1.66%	Worst Qtr.:	Q2 ‘04 • 0.23%

The Fund’s year-to-date performance through March 31, 2006, was 1.07%. To obtain a current 7-day yield for the Fund, call toll-free 1-800-222-8222.

Average annual total returns for the period ended 12/31/05	1 year	5 years	10 years
Money Market Trust (Incept. 9/17/90)	3.12%	2.28%	3.94%

8	Money Market Funds Prospectus

National Tax-Free Money Market Trust Calendar Year Returns

Best Qtr.:	Q2 ‘00 • 1.06%	Worst Qtr.:	Q1 ’04 • 0.18%

The Fund’s performance through March 31, 2006, was 0.71%. To obtain a current 7-day yield for the Fund, call toll-free 1-800-222-8222.

Average annual total returns for the period ended 12/31/05	1 year	5 years	Life of Fund
National Tax-Free Money Market Trust (Incept. 11/10/97)	2.24%	1.66%	2.36%

Money Market Funds Prospectus	9

Money Market Funds

These tables are intended to help you understand the various costs and expenses you will pay as a shareholder in a Fund. These tables do not reflect charges that may be imposed in connection with an account through which you hold Fund shares. A broker/dealer or financial institution maintaining the account through which you hold Fund shares may charge separate account, service or transaction fees on the purchase or sale of Fund shares that would be in addition to the fees and expenses shown here.

SHAREHOLDER FEES (fees paid directly from your investment)
All Funds
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge (load) (as a percentage of the Net Asset Value (“NAV”) at purchase)	None

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets)
	California Tax-Free Money Market Trust	Money Market Trust	National Tax-Free Money Market Trust
Management Fees	0.00%	0.00%	0.00%
Distribution (12b-1) Fees	0.00%	0.00%	0.00%
Other Expenses[1]	0.21%	0.20%	0.21%

TOTAL ANNUAL FUND OPERATING EXPENSES	0.21%	0.20%	0.21%
Fee Waivers	0.01%	0.00%	0.01%

NET EXPENSES[2]	0.20%	0.20%	0.20%
[1]	Other expenses may include expenses payable to affiliates of Wells Fargo & Company.
[2]	The adviser has committed through June 30, 2007, to waive fees and/or reimburse expenses to the extent necessary to maintain the Fund’s net operating expense ratio shown. After this time, the net operating expense ratio may only be increased with the approval of the Board of Trustees.

10	Money Market Funds Prospectus

Summary of Expenses

EXAMPLE OF EXPENSES

These examples are intended to help you compare the cost of investing in a Fund with the cost of investing in other mutual funds. The examples assume a fixed rate of return, the reinvestment of all dividends and distributions, and that fund operating expenses remain the same. The fee waivers shown in the table of Annual Fund Operating Expenses are not reflected in the 3, 5 and 10 year examples. Your actual costs may be higher or lower than those shown.

You would pay the following expenses on a $10,000 investment assuming a 5% annual return and that you redeem your shares at the end of each period:

	California Tax-Free Money Market Trust	Money Market Trust	National Tax-Free Money Market Trust
1 YEAR	$20	$20	$20
3 YEARS	$67	$64	$67
5 YEARS	$117	$113	$117
10 YEARS	$267	$255	$267

Money Market Funds Prospectus	11

Key Information

In this Prospectus, ”we” generally refers to Wells Fargo Funds Trust (the “Trust”), or Wells Fargo Funds Management, LLC (“Funds Management”), the Funds’ investment adviser. “We” may also refer to the Funds’ other service providers. “You” refers to the shareholder or potential investor.

Important information you should look for as you decide to invest in a Fund:

The summary information on the previous pages is designed to provide you with an overview of each Fund. The sections that follow provide more detailed information about the investments and management of each Fund.

Investment Objective and Investment Strategies

The investment objective of each Fund in this Prospectus is non-fundamental, that is, it can be changed by a vote of the Board of Trustees alone. The objective and strategies description for each Fund tells you:

•	what the Fund is trying to achieve;

•	how we intend to invest your money; and

•	what makes the Fund different from the other Funds offered in this Prospectus.

Permitted Investments

A summary of each Fund’s key permitted investments and practices. Unless otherwise indicated, these investment policies and practices apply on an ongoing basis. Unless otherwise indicated, percentages of “the Fund’s assets” are measured as percentages of net assets plus borrowings for investment purposes. The investment policy of the California Tax-Free Money Market Trust and the National Tax-Free Money Market Trust concerning “80% of the Fund’s assets” may only be changed with shareholder approval.

Important Risk Factors

Describes the key risk factors for each Fund, and includes risks described in the “Summary of Important Risks” and “Additional Strategies and General Investment Risks” sections.

Words appearing in italicized print appear that way only to denote their inclusion in the Glossary section of this Prospectus.

12	Money Market Funds Prospectus

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California Tax-Free Money Market Trust

Investment Objective

The California Tax-Free Money Market Trust seeks current income exempt from federal income tax and California individual income tax, while preserving capital and liquidity.

Investment Strategies

We actively manage a portfolio of bonds, notes and commercial paper issued by or on behalf of the state of California, its cities, municipalities, political subdivisions and other public authorities. The Fund invests in high-quality, short-term U.S. dollar-denominated money market instruments, substantially all of which are municipal obligations. Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund’s overall level of liquidity and average maturity.

Permitted Investments

Under normal circumstances, we invest:

•	100% of total assets in high-quality, short-term money market instruments;

•	at least 80% of the Fund’s assets in municipal obligations that provide income exempt from federal income tax and federal alternative minimum tax (“AMT”); and

•	at least 80% of the Fund’s assets in municipal obligations that pay interest exempt from California individual income tax.

Important Risk Factors

The Fund is primarily subject to the risks described in the “Summary of Important Risks” section on page 6. Since we invest heavily in California municipal obligations, events in California are likely to affect the Fund’s investments. Although California has a larger and more diverse economy than most other states, its economy continues to be driven by, among other industries, agriculture, tourism, high technology, and manufacturing. A downturn in any one industry may have a disproportionate impact on California municipal obligations. In addition, we may invest 25% or more of the Fund’s total assets in California municipal obligations that are related in such a way that political, economic or business developments affecting one obligation would affect the others. For example, we may own different obligations that pay interest based on the revenue of similar projects.

Despite having a larger and more diverse economy than most states, California has experienced budget shortfalls beginning in fiscal year 2001-02, when California experienced its most recent economic downturn. The State relied on substantial borrowing to close the budget gap for fiscal years 2001 through 2005. The State’s economy began improving in 2004 and it enjoyed steady economic growth in 2005, resulting in higher than expected revenues and an improved budget outlook with revenues approximately equaling expenses for fiscal year 2005-06. The State, however, likely will continue to encounter budget shortfalls in subsequent years, as it faces a number of economic risks and budgetary pressures, including a steeper-than-expected decline in California’s real estate market and sharper-than-expected rise in energy prices. See the Statement of Additional Information for more detailed discussion of the special considerations affecting California municipal obligations. Non-diversified funds are more susceptible to financial, market or economic events affecting the particular issuers and industry sectors in which they invest than diversified funds.

You should consider these risks, along with the “Additional Strategies and General Investment Risks” section beginning on page 20. These considerations are all important to your investment choice.

14	Money Market Funds Prospectus

Financial Highlights

This table is intended to help you understand the Fund’s financial performance for the past 5 years. Certain information reflects financial results for a single Fund share. Total returns represent the rate that you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions). KPMG LLP audited this information which, along with its report and the Fund’s financial statements, is also contained in the Fund’s annual report, a copy of which is available upon request.

FOR A SHARE OUTSTANDING
	COMMENCED ON MAY 5, 1997

For the period ended:	Feb. 28, 2006[4]	March 31, 2005	March 31, 2004	March 31, 2003	March 31, 2002	March 31, 2001
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from investment operations:
Net investment income (loss)	0.02	0.01	0.01	0.01	0.02	0.03
Net realized and unrealized gain (loss) on investments	0.00	0.00	0.00	0.00	0.00	0.00
Total from investment operations	0.02	0.01	0.01	0.01	0.02	0.03
Less distributions:
Distributions from net investment income	(0.02)	(0.01)	(0.01)	(0.01)	(0.02)	(0.03)
Distributions from net realized gain	0.00	0.00	0.00	0.00	0.00	0.00
Total from distributions	(0.02)	(0.01)	(0.01)	(0.01)	(0.02)	(0.03)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[1]	2.26%	1.24%	0.82%	1.18%	2.01%	3.41%
Ratios/supplemental data:
Net assets, end of period (000s)	$485,164	$556,885	$501,853	$830,713	$852,775	$590,286
Ratios to average net assets[2]:
Ratio of expenses to average net assets	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income (loss) to average net assets	2.43%	1.24%	0.81%	1.16%	1.92%	3.33%
Ratio of expenses to average net assets prior to waived fees and reimbursed expenses[2,3]	0.21%	0.21%	0.21%	0.24%	0.25%	0.23%
[1]	Total return calculations would have been lower had certain expenses not been waived or reimbursed during the periods shown. Total returns for periods less than one year are not annualized.
[2]	Ratios shown for periods of less than one year are annualized.
[3]	During each period, various fees and/or expenses were waived and/or reimbursed. The ratio of gross expenses to average net assets reflects the expense ratio in the absence of any waivers and/or reimbursements.
[4]	The Fund changed its fiscal year-end from March 31 to February 28.

Money Market Funds Prospectus	15

Money Market Trust

Investment Objective

The Money Market Trust seeks current income, while preserving capital and liquidity.

Investment Strategies

We actively manage a portfolio of U.S. dollar-denominated, high-quality, short-term money market instruments. These include bankers’ acceptances, bank notes, certificates of deposit, government securities, commercial paper and repurchase agreements of domestic and foreign issuers. Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund’s overall level of liquidity and average maturity.

Permitted Investments

Under normal circumstances, we invest:

•	100% of total assets in high-quality, short-term money market instruments.

The Fund may invest without limitation in high-quality, short-term, dollar-denominated obligations of foreign issuers.

Important Risk Factors

The Fund is primarily subject to the “Debt Obligations” risk described in the “Summary of Important Risks” section on page 6. Foreign obligations may be subject to additional risks, such as those related to adverse political, regulatory, market or economic developments. Other risks associated with investing in foreign obligations include those related to withholding and other taxes and potentially less stringent investor protection and disclosure standards.

You should consider these risks, along with the “Additional Strategies and General Investment Risks” section beginning on page 20. These considerations are all important to your investment choice.

16	Money Market Funds Prospectus

Financial Highlights

This table is intended to help you understand the Fund’s financial performance for the past 5 years. Certain information reflects financial results for a single Fund share. Total returns represent the rate that you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions). KPMG LLP audited this information which, along with its report and the Fund’s financial statements, is also contained in the Fund’s annual report, a copy of which is available upon request.

FOR A SHARE OUTSTANDING
	COMMENCED ON SEPTEMBER 17, 1990

For the period ended	Feb. 28, 2006[4]	March 31, 2005	March 31, 2004	March 31, 2003	March 31, 2002	March 31, 2001
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from investment operations:
Net investment income (loss)	0.03	0.02	0.01	0.02	0.03	0.06
Net realized and unrealized gain (loss) on investments	0.00	0.00	0.00	0.00	0.00	0.00
Total from investment operations	0.03	0.02	0.01	0.02	0.03	0.06
Less distributions:
Distributions from net investment income	(0.03)	(0.02)	(0.01)	(0.02)	(0.03)	(0.06)
Distributions from net realized gain	0.00	0.00	0.00	0.00	0.00	0.00
Total from distributions	(0.03)	(0.02)	(0.01)	(0.02)	(0.03)	(0.06)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[1]	3.23%	1.61%	1.00%	1.58%	3.27%	6.44%
Ratios/supplemental data:
Net assets, end of period (000s)	$2,599,058	$2,070,151	$1,448,899	$1,823,970	$1,776,435	$1,161,092
Ratios to average net assets[2]:
Ratio of expenses to average net assets	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income (loss) to average net assets	3.53%	1.59%	0.98%	1.56%	3.02%	6.20%
Ratio of expenses to average net assets prior to waived fees and reimbursed expenses[2,3]	0.20%	0.20%	0.21%	0.23%	0.22%	0.22%
[1]	Total return calculations would have been lower had certain expenses not been waived or reimbursed during the periods shown. Total returns for periods less than one year are not annualized.
[2]	Ratios shown for periods of less than one year are annualized.
[3]	During certain periods, various fees and/or expenses were waived and/or reimbursed. The ratio of gross expenses to average net assets reflects the expense ratio in the absence of any waivers and/or reimbursements.
[4]	The Fund changed its fiscal year-end from March 31 to February 28.

Money Market Funds Prospectus	17

National Tax-Free Money Market Trust

Investment Objective

The National Tax-Free Money Market Trust seeks current income exempt from federal income tax, while preserving capital and liquidity.

Investment Strategies

We invest substantially all of the Fund’s total assets in high-quality, short-term municipal obligations that are issued by or on behalf of states, territories and possessions of the U.S. or their political subdivisions and financing authorities. These investments may have fixed, variable, or floating rates of interest and may be zero coupon securities. Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund’s overall level of liquidity and average maturity. We invest principally in municipal obligations that pay interest exempt from federal income tax and federal AMT. While we reserve the right to invest up to 20% of the Fund’s assets in municipal obligations that pay interest subject to federal income tax or federal AMT, we currently intend, under normal market conditions, to avoid investing in municipal obligations that pay interest subject to federal income tax or federal AMT.

Permitted Investments

Under normal circumstances, we invest:

•	100% of total assets in high-quality, short-term money market instruments;

•	at least 80% of the Fund’s assets in municipal obligations that pay interest exempt from federal income tax and federal AMT;

•	up to 20% of the Fund’s assets in municipal obligations, the income from which may be subject to federal income tax or federal AMT; and

•	up to 35% of total assets in issuers located in a single state.

Important Risk Factors

The Fund is primarily subject to the risks described in the “Summary of Important Risks” section on page 6. Increased investment in the securities of issuers in a single state increases the Fund’s exposure to risks associated with economic downturns or legislative or regulatory changes in the state.

Municipal obligations rely on the creditworthiness or revenue production of their issuers. Municipal obligations may be difficult to obtain because of limited supply, which may increase the cost of such securities and effectively reduce the yield of the Fund’s portfolio. Typically, less information is available about a municipal issuer than is available for other types of securities issuers.

Please remember that some securities in the portfolio may be subject to federal income tax or federal AMT.

You should consider these risks, along with the “Additional Strategies and General Investment Risks” section beginning on page 20. These considerations are all important to your investment choice.

18	Money Market Funds Prospectus

Financial Highlights

This table is intended to help you understand the Fund’s financial performance for the past 5 years. Certain information reflects financial results for a single Fund share. Total returns represent the rate that you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions). KPMG LLP audited this information which, along with its report and the Fund’s financial statements, is also contained in the Fund’s annual report, a copy of which is available upon request.

FOR A SHARE OUTSTANDING
	COMMENCED ON NOVEMBER 10, 1997

For the period ended:	Feb. 28, 2006[4]	March 31, 2005	March 31, 2004	March 31, 2003	March 31, 2002	March 31, 2001
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from investment operations:
Net investment income (loss)	0.02	0.01	0.01	0.01	0.02	0.04
Net realized gain (loss) on investments	0.00	0.00	0.00	0.00	0.00	0.00
Total from investment operations	0.02	0.01	0.01	0.01	0.02	0.04
Less distributions:
Distributions from net investment income	(0.02)	(0.01)	(0.01)	(0.01)	(0.02)	(0.04)
Distributions from net realized gain	0.00	0.00	0.00	0.00	0.00	0.00
Total from distributions	(0.02)	(0.01)	(0.01)	(0.01)	(0.02)	(0.04)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[1]	2.30%	1.25%	0.86%	1.30%	2.25%	4.01%
Ratios/supplemental data:
Net assets, end of period (000s)	$599,064	$293,653	$563,985	$507,048	$627,773	$339,791
Ratios to average net assets[2]:
Ratio of expenses to average net assets	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income (loss) to average net assets	2.49%	1.18%	0.86%	1.28%	2.08%	3.89%
Ratio of expenses to average net assets prior to waived fees and reimbursed expenses[2,3]	0.21%	0.22%	0.21%	0.22%	0.24%	0.25%
[1]	Total return calculations would have been lower had certain expenses not been waived or reimbursed for periods shown. Total returns for periods less than one year are not annualized.
[2]	Ratios shown for periods of less than one year are annualized.
[3]	During each period, various fees and/or expenses were waived and/or reimbursed. The ratio of gross expenses to average net assets reflects the expense ratio in the absence of any waivers and/or reimbursements.
[4]	The Fund changed its fiscal year-end from March 31 to February 28.

Money Market Funds Prospectus	19

Additional Strategies and General Investment Risks

Investment practices and relative risk levels are carefully monitored. Every attempt is made to ensure that the risk exposure for each Fund remains within the parameters of its objective and strategies.

Understanding the risks involved in mutual fund investing will help you make an informed decision that takes into account your risk tolerance and preferences. You should carefully consider the risks common to investing in all mutual funds, including the Wells Fargo Advantage FundsSM. Certain common risks are identified in the “Summary of Important Risks” section on page 6. Other risks of mutual fund investing include the following:

•	Unlike bank deposits, such as CDs or savings accounts, mutual funds are not insured by the FDIC.

•	We cannot guarantee that a Fund will meet its investment objective. In particular, we cannot guarantee that a Fund will be able to maintain a $1.00 per share NAV.

•	We do not guarantee the performance of a Fund, nor can we assure you that the market value of your investment will not decline. We will not “make good” on any investment loss you may suffer, nor can anyone we contract with to provide services, such as investment advisers, offer or promise to make good on any such losses.

•	An investment in a single Fund, by itself, does not constitute a complete investment plan.

•	Certain Funds may invest a portion of their assets in U.S. Government obligations, such as securities issued or guaranteed by the Government National Mortgage Association (“GNMAs”), the Federal National Mortgage Association (“FNMAs”) and the Federal Home Loan Mortgage Corporation (“FHLMCs”). Some of these obligations are mortgage-backed securities representing partial ownership of a pool of residential mortgage loans. Mortgage-backed securities are subject to prepayment and extension risk, which can alter the duration of the securities and also reduce the rate of return on the portfolio. It is important to recognize that the U.S. Government does not guarantee the market value or current yield of U.S. Government obligations. Not all U.S. Government obligations are backed by the full faith and credit of the U.S. Government and the U.S. Government’s guarantee does not extend to the Funds themselves.

What follows is a general list of the types of risks (some of which have been previously described) that may apply to a given Fund and a table showing some of the additional investment practices that each Fund may use and the key risks associated with them. Additional information about these practices is available in the Statement of Additional Information.

Counter-Party Risk—The risk that the other party in a repurchase agreement or other transaction will not fulfill its contract obligation.

Credit Risk—The risk that the issuer of a debt obligation will be unable to make interest payments or repay principal on schedule. If an issuer does default, the affected security could lose all of its value, or be renegotiated at a lower interest rate or principal amount. Affected securities might also lose liquidity. Credit risk also includes the risk that a party in a transaction may not be able to complete the transaction as agreed.

Foreign Investment Risk—The additional risks associated with foreign investments, including those related to adverse political, regulatory, market or economic developments. Other risks associated with investing in foreign obligations include those related to withholding and other taxes and potentially less stringent investor protection and disclosure standards.

Interest Rate Risk—The risk that changes in interest rates can reduce the value of a security. Generally, when interest rates increase, the value of a debt obligation decreases. The effect is usually more pronounced for securities with longer dates to maturity.

20	Money Market Funds Prospectus

Leverage Risk—The risk that an investment practice, such as engaging in forward commitment or when-issued securities transactions, may increase a Fund’s exposure to market risk, interest rate risk or other risks by, in effect, increasing assets available for investment.

Liquidity Risk—The risk that a security cannot be sold at the time desired, or cannot be sold without adversely affecting the price.

Market Risk—The risk that the value of a security will be reduced by market activity. This is a basic risk associated with all securities.

Non-Diversification Risk—The risk that, because the percentage of a non-diversified fund’s assets that may be invested in the securities of a single issuer is not limited by the 1940 Act, greater investment in a single issuer makes a fund more susceptible to financial, economic or market events impacting the issuer. (A “diversified” investment company is required by the 1940 Act generally, with respect to 75% of its total assets, to invest not more than 5% of such assets in the securities of a single issuer.)

Regulatory Risk—The risk that changes in government regulations will adversely affect the value of a security. Also the risk that an insufficiently regulated market might permit inappropriate practices that adversely affect an investment.

In addition to the general risks discussed above and under “Summary of Important Risks,” you should carefully consider and evaluate any special risks that may apply to investing in a particular Fund. See the “Important Risk Factors” in the summary for each Fund. You should also see the Statement of Additional Information for additional information about the investment practices and risks particular to each Fund.

Money Market Funds Prospectus	21

Additional Strategies and General Investment Risks

Investment Practice/Risk

The following table lists certain regular investment practices of the Funds, including some not disclosed in the Investment Objective and Investment Strategies sections of the Prospectus. The risks indicated after the description of the practice are NOT the only potential risks associated with that practice, but are among the more prominent. Market risk is assumed for each investment practice. See the Statement of Additional Information for more information on these practices.

Remember, each Fund is designed to meet different investment needs and objectives.

		CALIFORNIA TAX-FREE	MONEY MARKET	NATIONAL TAX-FREE

INVESTMENT PRACTICE	PRINCIPAL RISK(S)
Borrowing Policies The ability to borrow money for temporary purposes (e.g. to meet shareholder redemptions).	Leverage Risk	●	●	●
Floating and Variable Rate Debt Instruments with interest rates that are adjusted either on a schedule or when an index or benchmark changes.	Interest Rate and Credit Risk	●	●	●
Foreign Obligations Dollar-denominated debt obligations of non-U.S. companies, foreign banks, foreign governments, and other foreign entities.	Foreign Investment, Liquidity and Regulatory Risk		●
Illiquid Securities A security which may not be sold or disposed of in the ordinary course of business within seven days at the value determined by the Fund. Limited to 10% of net assets.	Liquidity Risk	●	●	●
Repurchase Agreements A transaction in which the seller of a security agrees to buy back a security at an agreed upon time and price, usually with interest.	Counter-Party Risk		●

22	Money Market Funds Prospectus

Organization and Management of the Funds

A number of different entities provide services to the Funds. This section shows how the Funds are organized, lists the entities that perform different services, and explains how these service providers are compensated. Further information is available in the Statement of Additional Information for the Funds.

About Wells Fargo Funds Trust

The Trust was organized as a Delaware statutory trust on March 10, 1999. The Board of Trustees of the Trust (the “Board”) supervises each Fund’s activities, monitors its contractual arrangements with various service providers and decides upon matters of general policy.

The Board supervises the Funds’ activities and approves the selection of various companies hired to manage the Funds’ operation. The major service providers are described in the diagram below. Except for the advisers, which generally may be changed only with shareholder approval, if the Board believes that it is in the best interests of the shareholders, it may make a change in one of these companies.

BOARD OF TRUSTEES
Supervises the Funds’ activities

Ú

INVESTMENT ADVISER	CUSTODIAN
Wells Fargo Funds Management, LLC 525 Market St. San Francisco, CA Manages the Funds’ investment activities	Wells Fargo Bank, N.A. 6th & Marquette Minneapolis, MN Provides safekeeping for the Funds’ assets

Ú

INVESTMENT SUB-ADVISER
Wells Capital Management Incorporated 525 Market St. San Francisco, CA Responsible for day-to-day portfolio management

Ú

ADMINISTRATOR	TRANSFER AGENT
Wells Fargo Funds Management, LLC 525 Market St. San Francisco, CA Manages the Funds’ business activities	Boston Financial Data Services, Inc. Two Heritage Dr. Quincy, MA Maintains records of shares and supervises the payment of dividends

Ú

FINANCIAL SERVICES FIRMS
Advise current and prospective shareholders on Fund investments

Ú

SHAREHOLDERS

Money Market Funds Prospectus	23

Organization and Management of the Funds

The Investment Adviser

Funds Management serves as the investment adviser for each of the Funds. Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company, was created to succeed to the mutual fund advisory responsibilities of Wells Fargo Bank and is an affiliate of Wells Fargo Bank. Wells Fargo Bank, which was founded in 1852, is the oldest bank in the western United States and is one of the largest banks in the United States. The Funds’ adviser is responsible for implementing the investment policies and guidelines for the Funds, and for supervising the sub-adviser who is responsible for the day-to-day portfolio management of the Funds. Funds Management currently does not receive fees for its services as adviser. A discussion regarding the basis for the Board approving the investment advisory and sub-advisory agreements for the Funds is available in the Funds’ semi-annual report for the fiscal half-year ended September 30, 2005. As of March 31, 2006, Funds Management provided advisory services for over $110.3 billion in mutual fund assets.

The Sub-Adviser

Wells Capital Management Incorporated (“Wells Capital Management”), an affiliate of Funds Management, is the sub-adviser for the Funds. In this capacity, Wells Capital Management is responsible for the day-to-day investment management activities of the Funds. Wells Capital Management provides investment advisory services for registered mutual funds, company retirement plans, foundations, endowments, trust companies, and high net-worth individuals. As of March 31, 2006, Wells Capital Management managed assets aggregating in excess of $175.6 billion in assets. Wells Capital Management currently does not receive fees for its services as sub-adviser.

The Administrator

Funds Management provides the Funds with administrative services, including general supervision of each Fund’s operation, coordination of the other services provided to each Fund, compilation of information for reports to the SEC and state securities commissions, preparation of proxy statements and shareholder reports, and general supervision of data compilation in connection with preparing periodic reports to the Trust’s Trustees and officers. Funds Management also furnishes office space and certain facilities to conduct each Fund’s business.

The Transfer Agent

Boston Financial Data Services, Inc. (“BFDS”) provides transfer agency and distribution disbursing services to the Funds.

24	Money Market Funds Prospectus

Your Account

This section tells you how Fund shares are priced, how to open an account and how to buy, sell or exchange Fund shares once your account is open.

Pricing Fund Shares

•	As with all mutual fund investments, the price you pay to purchase shares or the price you receive when you redeem shares is not determined until after a request has been received in proper form by the transfer agent. The price of Fund shares is based on a Fund’s NAV. The price at which a purchase or redemption of Fund shares is effected is based on the next calculation of NAV after the order is placed.

•	We determine the NAV of each Fund’s shares each business day. We determine the NAV by subtracting a Fund class’s liabilities from its total assets, and then dividing the results by the total number of outstanding shares of that class. We determine the NAV of the California Tax-Free Money Market Trust and National Tax-Free Money Market Trust at 4:00 p.m. (ET) and the Money Market Trust at 5:00 p.m. (ET). If the markets close early, the Funds may close early and may value their shares at earlier times under these circumstances. Requests the transfer agent receives in proper form before these times are processed the same day. Requests the transfer agent receives after these times are processed the next business day. Information on the timing of dividend accrual in connection with a purchase or a redemption of shares is referenced in the How to Buy Shares and How to Sell Shares sections on the following pages.

•	Each Fund’s assets are valued using the amortized cost method, in accordance with Rule 2a-7 under the 1940 Act. See the Statement of Additional Information for further disclosure.

Money Market Funds Prospectus	25

Your Account

How to Buy Shares

Typically, shares are bought and held on your behalf by the Institution through which you are investing. Investors interested in purchasing shares of the Funds should contact an account representative at their Institution and should understand the following:

•	Share purchases are made through a customer account at an Institution in accordance with the terms of the customer account involved;

•	Institutions are usually the holders of record of shares held through customer accounts and maintain records reflecting their customers’ beneficial ownership of the shares;

•	Institutions are responsible for transmitting their customers’ purchase and redemption orders to the Funds and for delivering required payment on a timely basis;

•	Institutions are responsible for delivering shareholder communications and voting information from the Funds, and for transmitting shareholder voting instructions to the Funds;

•	Institutions may have different minimum and subsequent purchase requirements and/or earlier transaction deadlines than those stated in this prospectus.

All investors should understanding the following:

•	All purchases must be in U.S. dollars, and all checks must be drawn on U.S. banks;

•	Each Fund reserves the right to refuse or cancel a purchase or exchange order in cases where the acceptance of the order would, in the Fund’s determination, adversely impact the normal management or operations of the Fund.

•	For the benefit of the Funds, we request that trades be placed as early in the day as possible.

•	The information provided in this Prospectus is not intended for distribution to, or use by, any person or entity in any jurisdiction or country where such distribution or use would be contrary to law or regulation, or which would subject Fund shares to any registration requirement within such jurisdiction or country.

In addition to payments made by the Funds for distribution and shareholder servicing, the Adviser, the Funds’ distributor or their affiliates, may pay out of their own assets, and at no cost to the Funds, significant amounts to selling or shareholder servicing agents in connection with the sale and distribution of shares of the Funds or for services to the Funds and their shareholders.

In return for these payments, the Funds may receive certain marketing or servicing advantages including, without limitation, inclusion of the Funds on a selling agent’s “preferred list”; providing “shelf space” for the placement of the Funds on a list of mutual funds offered as investment options to its clients; granting access to a selling agent’s registered representatives; providing assistance in training and educating the selling agent’s registered representatives and furnishing marketing support and other related services. Additionally, the Funds and their shareholders may receive certain services including, but not limited to, establishing and maintaining accounts and records; answering inquiries regarding purchases, exchanges and redemptions; processing and verifying purchase, redemption and exchange transactions; furnishing account statements and confirmations of transactions; processing and mailing monthly statements, prospectuses, shareholder reports and other SEC-required communications; and providing the types of services that might typically be provided by a Fund’s transfer agent (e.g., the maintenance of omnibus or omnibus-like accounts, the use of the National Securities Clearing Corporation for the transmission of transaction information and the transmission of shareholder mailings).

Payments made by the Funds’ Adviser, distributor or their affiliates, for the advantages and services described above, may be fixed dollar amounts, may be based on a percentage of sales and/or assets

26	Money Market Funds Prospectus

How to Buy Shares

under management or a combination of the above, and may be up-front or ongoing payments or both. Such payments may be based on the number of customer accounts maintained by the selling or shareholder servicing agent, or based on a percentage of the value of shares sold to, or held by, customers of the selling or shareholder servicing agent, and may differ among selling and shareholder servicing agents.

In addition, representatives of the Funds’ distributor visit selling agents on a regular basis to educate their registered representatives and to encourage the sale of Fund shares. The costs associated with such visits and any arrangement, such as sponsoring various contests and promotions to encourage the sale of Fund shares, may be paid for by the Adviser, the Funds’ distributor or its affiliates, subject to applicable NASD regulations.

Minimum Investments

•	These shares have no minimum initial or subsequent investment requirement, but can only be purchased within certain trust or investment advisory accounts.

GENERAL NOTES FOR PURCHASING SHARES

•	Shares begin earning dividends after the transfer agent receives your purchase order in proper form and the purchase amount is received by the Fund’s custodian. It is requested that purchase orders and wires be placed as early in the day as possible. Failure to complete an Application properly may result in a delay in processing your purchase order.

•	All purchases must be in U.S. dollars, and all checks must be drawn on U.S. banks. It is expected that purchases by check do not accrue dividends until the next business day after receipt.

•	Assuming the purchase amount is received by the Fund’s custodian no later than the close of the Federal Funds Wire, which is normally 6:00 p.m. (ET), dividends will accrue as follows:

If a proper order is received:	Dividends begin to Accrue:
California Tax-Free Money Market Trust
National Tax-Free Money Market Trust
• By 12:00 p.m. (ET)	Same Business Day
• After 12:00 p.m. (ET)	Next Business Day

Money Market Trust
• By 4:30 p.m. (ET)	Same Business Day
• After 4:30 p.m. (ET)	Next Business Day

For every check or Electronic Funds Transfer that is returned to us as unpaid you will be charged a $25 fee. In the event that your purchase amount is not received by the close of the Federal Funds Wire for purchases by wire or Electronic Funds Transfer, we reserve the right to hold you responsible for any losses, expenses or fees incurred by the Fund, its transfer agent or its custodian.

Money Market Funds Prospectus	27

Your Account	How to Sell Shares

How to Sell Shares

These shares must be redeemed in accordance with the agreement governing your account through which you hold your shares. Please read the account agreement for rules governing selling shares, and contact your account representative at your Institution with any questions.

GENERAL NOTES FOR SELLING FUND SHARES:

•	If you purchased shares through a packaged investment product or retirement plan, read the directions for selling shares provided by the product or plan. There may be special requirements that are in addition to or supersede the directions in this Prospectus.

•	We will process requests to sell shares at the first NAV calculated after a request in proper form is received.

•	You may request that redemption proceeds be sent to you by check, by Electronic Funds Transfer into a bank account, or by wire. Please call Investor Services regarding requirements for linking bank accounts or for wiring funds. We reserve the right to charge a fee for wiring funds although it is not currently our practice to do so. Please contact your bank to verify any charges that they may assess for an incoming wire transfer.

•	Requests for redemption proceeds by check or Electronic Funds Transfer that are received in proper form will be sent out by the next business day after receipt and will earn a dividend until the day such proceeds are sent.

Wire Redemption requests received:	Proceeds Wired	Dividends
California Tax-Free Money Market Trust
National Tax-Free Money Market Trust
• By 12:00 p.m. (ET)	Same Business Day	Not earned on day of request
• After 12:00 p.m. (ET)	Next Business Day	Earned on day of request
Money Market Trust
• By 4:30 p.m. (ET)	Same Business Day	Not earned on day of request
• After 4:30 p.m. (ET)	Next Business Day	Earned on day of request

•	We reserve the right to delay payment of a redemption so that we may be reasonably certain that investments made by check or through Electronic Funds Transfer have been finally collected. Our ability to determine with reasonable certainty that investments have been finally collected is greater for investments coming from accounts with banks affiliated with Funds Management than it is for investments coming from accounts with unaffiliated banks. Payments may be held up to 7 days for redemptions of shares purchased by check or through Electronic Funds Transfer. Redemption payments also may be delayed under extraordinary circumstances or as permitted by the SEC in order to protect remaining shareholders.

•	Generally, we pay redemption requests in cash, unless it is determined that the redemption would be to the detriment of a Fund and/or its shareholders. In such case, we may pay all or part of the redemption in securities of equal value as permitted under the 1940 Act, and the rules thereunder. The redeeming shareholder should expect to incur transaction costs upon the disposition of the securities received.

28	Money Market Funds Prospectus

Frequent Purchases and Redemptions of Fund Shares

Excessive trading by Fund shareholders can negatively impact a Fund and its long-term shareholders by increasing expenses or lowering returns. However, money market funds, which are typically utilized by investors for cash management purposes and invest in highly liquid securities, are not as susceptible to these negative effects as non-money market Funds. Moreover, because all money market Funds typically maintain a $1.00 net asset value, there is no significant financial incentive for an investor to attempt to market time investments into a money market Fund.

Although the policies adopted by the Funds do not prohibit frequent trading between money market Funds, Funds Management will seek to prevent an investor from utilizing a money market Fund to facilitate frequent purchases and redemptions of shares in non-money market Funds. If Funds Management determines that an account has engaged in timing activities in contravention of the Funds’ policies (as described in the prospectus for the non-money market Fund), an account is prevented from purchasing additional shares or making further exchanges. Once the account has redeemed all of its shares, the account is closed.

Money Market Funds Prospectus	29

Other Information

Income and Gain Distributions

The Funds declare distributions of any net investment income daily and make such distributions monthly. The Funds make distributions of any realized net capital gains at least annually. Your distributions will be automatically reinvested in additional shares, unless your Institution directs otherwise. Your other options are to receive checks for these payments, have them automatically invested in the same class of another Wells Fargo Advantage Fund, or have them deposited into your bank account. With the check payment option, if checks remain uncashed for six months or are undeliverable by the Post Office, we will reinvest the distributions at the earliest date possible, and future distributions will be automatically reinvested. To change the current option for payment of distributions, please contact your Institution.

Taxes

The following discussion regarding income taxes is based on laws that were in effect as of the date of this Prospectus and summarizes only some of the important federal and California state income tax considerations affecting the Funds and you as a shareholder. It does not apply to foreign or tax-exempt shareholders or those holding Fund shares through a tax-advantaged account such as a 401(k) Plan or Individual Retirement Account (“IRA”). This discussion is not intended as a substitute for careful tax planning. You should consult your tax adviser about your specific tax situation. Please see the Statement of Additional Information for additional federal income tax information.

We will pass on to a Fund’s shareholders substantially all of the Fund’s net investment income and realized net capital gains, if any. It is intended that distributions of the California Tax-Free Money Market Trust’s and National Tax-Free Money Market Trust’s net interest income from municipal obligations will not be subject to federal income tax, although a portion of such distributions could be subject to the federal AMT. Distributions of ordinary income from these Funds attributable to other sources and of ordinary income from the Money Market Trust attributable to all sources, if any, generally will be taxable to you as ordinary income.

It is intended that distributions of the California Tax-Free Money Market Trust’s net interest income from California state and municipal obligations will not be subject to California individual income tax.

Although the Funds do not expect to realize any capital gain, distributions of a Fund’s net short-term capital gain, if any, generally will be taxable to you as ordinary income and distributions of a Fund’s net long-term capital gain, if any, generally will be taxable to you as long-term capital gain. Corporate shareholders will not be able to deduct any distributions when determining their taxable income. In general, distributions also will not qualify for reductions in federal income taxation of dividends payable to individuals from certain domestic and foreign corporations.

Distributions from a Fund normally will be taxable to you when paid, whether you take the distributions in cash or automatically reinvest them in additional Fund shares. Following the end of each year, we will notify you of the federal income tax status of your distributions for the year.

In certain circumstances, Fund shareholders will be subject to back-up withholding taxes.

As long as each Fund continually maintains a $1.00 NAV, you ordinarily will not recognize taxable gain or loss on the redemption or exchange of your Fund shares.

Portfolio Holdings Information

A description of the Funds’ policies and procedures with respect to disclosure of its portfolio holdings is available in the Funds’ Statement of Additional Information and on the Funds’ Web site at www.wellsfargo.com/advantagefunds.

30	Money Market Funds Prospectus

Advance Notice of Large Transactions

We strongly urge you to begin all purchases and redemptions as early in the day as possible and to notify us at least one day in advance of transactions in excess of $50,000,000. This will allow us to manage the Funds most effectively. When you give us this advance notice, you must provide us with your name and account number.

Householding

To help keep Fund expenses low, generally we send a single copy of a prospectus or shareholder report to shareholders of the same household. If your household currently receives a single copy of a prospectus or shareholder report and you would prefer to receive multiple copies, please call Investor Services at 1-800-222-8222 or contact your selling agent.

Transaction Authorizations

The Funds generally require Institutions to transact through a registered clearing agency, such as the National Securities Clearing Corporation (NSCC). Clearing agency privileges allow us to accept transaction instructions by anyone representing themselves as the shareholder and who provides reasonable confirmation of their identity. We use reasonable procedures to confirm that transactions through a clearing agency are genuine; we will not be liable for any losses incurred if we follow instructions we reasonably believe to be genuine. Contact us or your Institution immediately if you believe there is a discrepancy on your confirmation statement or if you believe someone has obtained unauthorized access to your account.

USA PATRIOT Act

In compliance with the USA PATRIOT Act, all financial institutions (including mutual funds) at the time an account is opened are required to obtain, verify and record the following information for all registered owners or others who may be authorized to act on the account: full name, date of birth, taxpayer identification number (usually your Social Security Number), and permanent street address. Corporate, trust and other entity accounts require additional documentation. This information will be used to verify your true identity. We will return your application if any of this information is missing, and we may request additional information from you for verification purposes. In the rare event that we are unable to verify your identity, the Fund reserves the right to redeem your account at the current day’s NAV. You will be responsible for any losses, taxes, expenses, fees, or other results of such a redemption.

Money Market Funds Prospectus	31

Glossary

We provide the following definitions to assist you in reading this Prospectus. For a more complete understanding of these terms you should consult your investment professional.

Business Day

Generally, Monday through Friday with the exception of any day in which the New York Stock Exchange or Federal Reserve is closed.

Commercial Paper

Debt instruments issued by banks, corporations and other issuers to finance short-term credit needs. Commercial paper typically is of high credit quality and offers below market interest rates.

Current Income

Earnings in the form of dividends or interest as opposed to capital growth.

Debt Obligations

Generally, a promise to pay interest and repay principal by a company sold as a security. The owner of the security is entitled to receive any such payments. Examples include bonds and mortgage- and other asset-backed securities and can include securities in which the right to receive interest and principal repayment has been sold separately.

Distributions

Disbursements of net investment income, realized net capital gains and/or returns of capital made by a Fund to its shareholders.

Diversified

A diversified fund, as defined under the 1940 Act, is one that invests in cash, Government securities, other investment companies and no more than 5% of its total assets in a single issuer. These policies must apply to 75% of the Fund’s total assets. Non-diversified funds are not required to comply with such investment policies.

Dollar-Denominated

Dollar-denominated means, with reference to a security, that all principal and interest payments on such security are payable in U.S. dollars and that the interest rate of, the principal amount to be repaid, and the timing of payments related to such security do not vary or float with the value of foreign currency, the rate of interest payable on foreign currency borrowings, or with any other interest rate or index expressed in a currency other than U.S. dollars.

Duration

A measure of a security’s or a portfolio’s sensitivity to changes in interest rates. Duration is usually expressed in years, with longer durations typically more sensitive to interest rate changes than shorter durations.

Electronic Funds Transfer

A process used to transfer funds electronically, rather than by check. Also called Automated Clearing House (ACH).

FDIC

The Federal Deposit Insurance Corporation. This is the company that provides federally sponsored insurance covering bank deposits, such as savings accounts and CDs. Mutual funds are not FDIC insured.

Illiquid Security

A security which may not be readily sold or disposed of in the ordinary course of business within seven days at approximately the value determined by the Fund.

32	Money Market Funds Prospectus

Institution

Institutional investors acting for themselves or on behalf of their customers in a fiduciary, advisory, agency, custodial or similar capacity. Institutional investors include, but are not limited to, banks, pension funds, insurance companies, foundations, trusts, etc., and broker-dealers and registered investment advisers that have an agreement with the distributor to offer a Fund’s shares through a particular investment product, program or account for which such broker-dealer or adviser may charge a fee.

Liquidity

The ability to readily sell a security at a fair price.

Money Market Instruments

High-quality, short-term instruments meeting the requirements of Rule 2a-7 under the 1940 Act, such as bankers’ acceptances, commercial paper, repurchase agreements and government obligations. In a money market fund, average portfolio maturity does not exceed 90 days, and all investments have maturities of 397 days or less at the time of purchase.

Municipal Obligations

Debt obligations of a state or local government entity. Revenues raised from the sale of such obligations may support general governmental needs or special projects. It is intended that interest on a municipal obligation held by a Fund will be exempt from federal income taxes and, in most instances, state and local individual income taxes, in the state of issue, although no assurances can be given to this effect.

Net Asset Value (“NAV”)

The value of a single fund share. It is determined by adding together all of a Fund’s assets, subtracting accrued expenses and other liabilities, then dividing by the total number of outstanding shares.

Repurchase Agreement

An agreement between a buyer and seller of a security in which the seller agrees to repurchase the security at an agreed upon price and time.

Selling Agent

A person who has an agreement with the Funds’ distributors allowing the agent to sell a Fund’s shares.

Shareholder Servicing Agent

Anyone appointed by the Fund to maintain shareholder accounts and records, assist and provide information to shareholders or perform similar functions.

Statement of Additional Information

A document that supplements the disclosure made in the Prospectus.

Taxpayer Identification Number

Usually the Social Security Number for an individual or the Employer Identification Number for a corporation.

Total Return

The annual return on an investment, including capital appreciation and distributions. Total return calculations assume reinvestment of all distributions, reflect fee waivers and exclude sales loads.

U.S. Government Obligations

Obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

Zero Coupon Securities

Bonds that make no periodic interest payments and which are usually sold at a discount of their face value. Zero coupon bonds are subject to interest rate and credit risk.

Money Market Funds Prospectus	33

Please find Wells Fargo Advantage Fund’s Privacy policy inside this back cover.

More information about Wells Fargo Advantage Funds is

available free upon request. To obtain

literature, please write, email or call:

Wells Fargo Advantage Funds

P.O. Box 8266

Boston, MA 02266-8266

Email:wfaf@wellsfargo.com

Retail Investment Professionals: 888-877-9275

Institutional Investment Professionals: 866-765-0778

Web site: www.wellsfargo.com/advantagefunds

YOU MAY WISH TO REVIEW THE FOLLOWING

DOCUMENTS:

STATEMENT OF ADDITIONAL INFORMATION

supplements the disclosures made by this Prospectus.

The Statement of Additional Information has been filed

with the SEC and incorporated by reference into this

Prospectus and is legally part of this Prospectus.

ANNUAL/SEMI-ANNUAL REPORTS

provide certain financial and other important information, including a discussion of the market conditions and investment strategies that significantly affected Fund performance over the reporting period.

THESE DOCUMENTS ARE AVAILABLE FREE OF CHARGE:

Call: 1-800-222-8222, or visit our Web site at

www.wellsfargo.com/advantagefunds

Write to:

Wells Fargo Advantage Funds

P.O. Box 8266

Boston, MA 02266-8266; or

Visit the SEC’s Web site at http://www.sec.gov

REQUEST COPIES FOR A FEE BY WRITING TO:

SEC Public Reference Room

100 “F” St. NE

Washington, DC 20549-0102; or

by electronic request at publicinfo@sec.gov

Call: 1-800-SEC-0330 or 1-202-551-8090 for details

ADDITIONAL SERVICES QUESTIONS CAN BE

ANSWERED BY CALLING YOUR INVESTMENT

PROFESSIONAL

NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE

Printed on Recycled paper

© 2006 Wells Fargo Funds Management, LLC. All rights reserved. www.wellsfargo.com/advantagefunds

RT57066 07-06

076MMT/P1209 07-06

ICA Reg. No. 811-09253

July 1, 2006

Prospectus

Wells Fargo Advantage Liquidity Reserve Money Market Fund

Please read this Prospectus and keep it for future reference. It is designed to provide you with important information and to help you decide if a Fund’s goals match your own.

These securities have not been approved or disapproved by the U.S. Securities and Exchange Commission (“SEC”), nor has the SEC passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Fund shares are NOT deposits or other obligations of, or issued, endorsed or guaranteed by Wells Fargo Bank, N.A. (“Wells Fargo Bank”) or any

of its affiliates. Fund shares are NOT insured or guaranteed by the U.S. Government, the Federal Deposit Insurance Corporation (“FDIC”) or any

other government agency. AN INVESTMENT IN A FUND INVOLVES CERTAIN RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

Table of Contents	Liquidity Reserve Money Market Fund

Please find Wells Fargo Advantage Funds’ Privacy Policy inside the back cover of this Prospectus.

Liquidity Reserve Money Market Fund Overview

See the Fund description in this Prospectus for further details.

Words appearing in italicized print appear that way only to denote their inclusion in the Glossary section of this Prospectus.

FUND (TICKER)	OBJECTIVE

Liquidity Reserve Money Market Fund (WFLXX)	Seeks current income, while preserving capital and liquidity.

4	Liquidity Reserve Money Market Fund Prospectus

PRINCIPAL STRATEGY

We invest in high-quality, short-term money market instruments.

Liquidity Reserve Money Market Fund Prospectus	5

Summary of Important Risks

This section summarizes important risks that relate to an investment in the Fund. All are important to your investment choice. Additional information about these and other risks is included in:

•	the Fund description beginning on page 12;

•	the “Additional Strategies and General Investment Risks” section beginning on page 14; and

•	the Fund’s Statement of Additional Information.

An investment in the Fund is not a deposit of Wells Fargo Bank or any of its affiliates and is not insured or guaranteed by the FDIC or any other government agency. Although the Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund. Generally, short-term funds do not earn as high a level of income as funds invested in longer-term instruments.

The Fund invests in debt obligations, such as notes and bonds, which are subject to credit risk and interest rate risk. Credit risk is the possibility that an issuer of an instrument will be unable to make interest payments or repay principal. Changes in the financial strength of an issuer or changes in the credit rating of a security may affect its value. Interest rate risk is the risk that interest rates may increase, which will reduce the resale value of securities in the Fund’s portfolio, including U.S. Government obligations. Debt obligations with longer maturities are generally more sensitive to interest rate changes than those with shorter maturities. Changes in market interest rates affect the Fund’s yield to the extent they affect the yield of instruments available for purchase by the Fund.

6	Liquidity Reserve Money Market Fund Prospectus

Performance History

The information on the following pages shows you how the Fund has performed and illustrates the variability of the Fund’s returns over time.

Please remember that past performance is no guarantee of future results.

Liquidity Reserve Money Market Fund Calendar Year Returns

Best Qtr.:	Q4 ‘05 • 0.83%	Worst Qtr.:	Q2 ‘04 • 0.03%

The Fund’s year-to-date performance through March 31, 2006, was 0.93%. To obtain a current 7-day yield for the Fund, call toll-free 1-800-222-8222.

Average annual total returns for the period ended 12/31/05	1 year	Life of Fund
Liquidity Reserve (Incept. 7/31/2002)	2.39%	1.00%

Liquidity Reserve Money Market Fund Prospectus	7

Liquidity Reserve Money Market Fund

These tables are intended to help you understand the various costs and expenses you will pay as a shareholder in the Fund. This table does not reflect charges that may be imposed in connection with an account through which you hold Fund shares. A broker-dealer or financial institution maintaining the account through which you hold Fund shares may charge separate account, service or transaction fees on the purchase or sale of Fund shares that would be in addition to the fees and expenses shown here.

SHAREHOLDER FEES (fees paid directly from your investment)
Liquidity Reserve Money Market Fund
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge (load) (as a percentage of the Net Asset Value (“NAV”) at purchase)	None

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets)
Liquidity Reserve Money Market Fund
Management Fees[1]	0.29%
Distribution (12b-1) Fees	0.00%
Other Expenses[2]	0.58%

TOTAL ANNUAL FUND OPERATING EXPENSES	0.87%
Fee Waivers	0.11%

NET EXPENSES[3]	0.76%
[1]	The Fund’s investment adviser has implemented a breakpoint schedule for the Fund’s management fees. The management fees charged to the Fund will decline as the Fund’s assets grow and will continue to be based on a percentage of the Fund’s average daily net assets. The breakpoint schedule for the Fund is as follows: 0.30% for the first $1 billion in assets; 0.275% for the next $4 billion in assets; and 0.25% for assets over $5 billion.
[2]	Other expenses may include expenses payable to affiliates of Well Fargo & Company. Other expenses for the Fund have been adjusted as necessary from amounts incurred during the Fund’s most recent fiscal year.
[3]	The adviser has committed through June 30, 2007, to waive fees and/or reimburse expenses to the extent necessary to maintain the Fund’s net operating expense ratio shown. After this time, the net operating expense ratio may only be increased with the approval of the Board of Trustees.

8	Liquidity Reserve Money Market Fund Prospectus

Summary of Expenses

EXAMPLE OF EXPENSES

The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes a fixed rate of return, the reinvestment of all dividends and distributions, and that fund operating expenses remain the same. The fee waivers shown in the table of Annual Fund Operating Expenses are not reflected in the 3, 5 and 10 year examples. Your actual costs may be higher or lower than those shown.

You would pay the following expenses on a $10,000 investment assuming a 5% annual return and that you redeem your shares at the end of each period:

Liquidity Reserve Money Market Fund
1 YEAR	$ 78
3 YEARS	$ 267
5 YEARS	$ 471
10 YEARS	$1,062

Liquidity Reserve Money Market Fund Prospectus	9

Key Information

In this Prospectus, ”we” generally refers to Wells Fargo Funds Trust (the “Trust”), or Wells Fargo Funds Management, LLC (“Funds Management”), the Fund’s investment adviser. “We” may also refer to the Fund’s other service providers. ”You” refers to the shareholder or potential investor.

Important information you should look for as you decide to invest in the Fund:

The summary information on the previous pages is designed to provide you with an overview of the Fund. The sections that follow provide more detailed information about the investments and management of the Fund.

Investment Objective and Investment Strategy

The investment objective of the Fund in this Prospectus is non-fundamental, that is, it can be changed by a vote of the Board of Trustees alone. The objective and strategies description for the Fund tells you:

•	what the Fund is trying to achieve; and

•	how we intend to invest your money.

Permitted Investments

A summary of the Fund’s key permitted investments and practices. Unless otherwise indicated, these investment policies and practices apply on an ongoing basis.

Important Risk Factors

Describes the key risk factors for the Fund, including risks described in the “Summary of Important Risks” and “Additional Strategies and General Investment Risks” sections.

Words appearing in italicized print appear that way only to denote their inclusion in the Glossary section of this Prospectus.

10	Liquidity Reserve Money Market Fund Prospectus

This page intentionally left blank

Liquidity Reserve Money Market Fund

Investment Objective

The Liquidity Reserve Money Market Fund seeks current income, while preserving capital and liquidity.

Investment Strategies

We actively manage a portfolio of U.S. dollar-denominated, high-quality, short-term money market instruments. These include bankers’ acceptances, bank notes, certificates of deposit, government securities, commercial paper and repurchase agreements of domestic and foreign issuers. Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund’s overall level of liquidity and average maturity.

Permitted Investments

Under normal circumstances, we invest:

•	100% of total assets in high-quality, short-term money market instruments.

We may invest without limitation in high quality, short-term, dollar-denominated obligations of foreign issuers.

Important Risk Factors

The Fund is primarily subject to the risks described under “Summary of Important Risks” on page 6. Foreign obligations may be subject to additional risks, such as those related to adverse political, regulatory, market or economic developments. Other risks associated with investing in foreign obligations include those related to withholding and other taxes and potentially less stringent investor protection and disclosure standards.

You should consider these risks, along with the “Additional Strategies and General Investment Risks” section beginning on page 14. These considerations are all important to your investment choice.

12	Liquidity Reserve Money Market Fund Prospectus

Financial Highlights

The table is intended to help you understand the Fund’s financial performance for the past 5 years (or the life of the Fund, if shorter). Certain information reflects financial results for a single Fund share. Total returns represent the rate that you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions). KPMG LLP audited this information which, along with its report and the Fund’s financial statements, is also contained in the Fund’s annual report, a copy of which is available upon request.

FOR A SHARE OUTSTANDING
	LIQUIDITY RESERVE MONEY MARKET FUND—COMMENCED ON JULY 31, 2002

For the period ended:	Feb. 28, 2006[4]	March 31, 2005	March 31, 2004	March 31, 2003
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00
Income from investment operations:
Net investment income (loss)	0.03	0.01	0.00	0.00
Net realized gain (loss) on investments	0.00	0.00	0.00	0.00
Total from investment operations	0.03	0.01	0.00	0.00
Less distributions:
Distributions from net investment income	(0.03)	(0.01)	0.00	0.00
Distributions from net realized gain	0.00	0.00	0.00	0.00
Total from distributions	(0.03)	(0.01)	0.00	0.00
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00
Total return[1]	2.61%	0.80%	0.17%	0.46%
Ratios/supplemental data:
Net assets, end of period (000s)	$2,370,307	$1,955,506	$1,734,451	$1,054,549
Ratios to average net assets[2]:
Ratio of expenses to average net assets	0.84%	1.00%	1.00%	0.92%
Ratio of net investment income (loss) to average net assets	2.86%	0.81%	0.16%	0.64%
Ratio of expenses to average net assets prior to waived fees and reimbursed expenses[2,3]	0.95%	1.12%	1.19%	1.07%
[1]	Total return calculations would have been lower had certain expenses not been waived or reimbursed during the periods shown. Total returns for periods of less than one year are not annualized.
[2]	Ratios shown for periods of less than one year are annualized.
[3]	During each period, various fees and/or expenses were waived and/or reimbursed. The ratio of gross expenses to average net assets reflects the expense ratio in the absence of any waivers and/or reimbursements.
[4]	The Fund changed its fiscal year-end from March 31 to February 28.

Liquidity Reserve Money Market Fund Prospectus	13

Additional Strategies and General Investment Risks

Investment practices and risk levels are carefully monitored. Every attempt is made to ensure that the risk exposure for the Fund remains within the parameters of its objective and strategies.

Understanding the risks involved in mutual fund investing will help you make an informed decision that takes into account your risk tolerance and preferences. You should carefully consider the risks common to investing in all mutual funds, including the Wells Fargo Advantage Liquidity Reserve Money Market Fund. Certain common risks are identified in the “Summary of Important Risks” section on page 6. Other risks of mutual fund investing include the following:

•	Unlike bank deposits, such as CDs or savings accounts, mutual funds are not insured by the FDIC.

•	We cannot guarantee that the Fund will meet its investment objective. In particular, we cannot guarantee that the Fund will be able to maintain a $1.00 per share NAV.

•	We do not guarantee the performance of the Fund, nor can we assure you that the market value of your investment will not decline. We will not “make good” on any investment loss you may suffer, nor can anyone we contract with to provide services, such as selling agents or investment advisers, offer or promise to make good on any such losses.

•	An investment in a single Fund, by itself, does not constitute a complete investment plan.

•	The Fund may invest a portion of its assets in U.S. Government obligations, such as securities issued or guaranteed by the Government National Mortgage Association (“GNMAs”), the Federal National Mortgage Association (“FNMAs”) and the Federal Home Loan Mortgage Corporation (“FHLMCs”). Some of these obligations are mortgage-backed securities representing partial ownership of a pool of residential mortgage loans. Mortgage-backed securities are subject to prepayment and extension risk, which can alter the duration of the securities and also reduce the rate of return on the portfolio. It is important to recognize that the U.S. Government does not guarantee the market value or current yield of U.S. Government obligations. Not all U.S. Government obligations are backed by the full faith and credit of the U.S. Government, and the U.S. Government’s guarantee does not extend to the Fund itself.

What follows is a general list of the types of risks (some of which have been previously described) that may apply to the Fund and a table showing some of the additional investment practices that the Fund may use and the key risks associated with them. Additional information about these practices is available in the Statement of Additional Information.

Counter-Party Risk—The risk that the other party in a repurchase agreement or other transaction will not fulfill its contract obligation.

Credit Risk—The risk that the issuer of a debt obligation will be unable to make interest payments or repay principal on schedule. If an issuer does default, the affected security could lose all of its value, or be renegotiated at a lower interest rate or principal amount. Affected securities might also lose liquidity. Credit risk also includes the risk that a party in a transaction may not be able to complete the transaction as agreed.

Foreign Investment Risk—The additional risks associated with foreign investments, including those related to adverse political, regulatory, market or economic developments. Other risks associated with investing in foreign obligations include those related to withholding and other taxes and potentially less stringent investor protection and disclosure standards.

Interest Rate Risk—The risk that changes in interest rates can reduce the value of a security. Generally, when interest rates increase, the value of a debt obligation decreases. The effect is usually more pronounced for securities with longer dates to maturity.

14	Liquidity Reserve Money Market Fund Prospectus

Leverage Risk—The risk that an investment practice, such as engaging in forward commitment or when-issued securities transactions, may increase the Fund’s exposure to market risk, interest rate risk, or other risks by, in effect, increasing assets available for investment.

Liquidity Risk—The risk that a security cannot be sold at the time desired, or cannot be sold without adversely affecting the price.

Market Risk—The risk that the value of a security will be reduced by market activity. This is a basic risk associated with all securities.

Regulatory Risk—The risk that changes in government regulations will adversely affect the value of a security. Also the risk that an insufficiently regulated market might permit inappropriate practices that adversely affect an investment.

In addition to the general risks discussed above and under “Summary of Important Risks,” you should carefully consider and evaluate any special risks that may apply to investing in the Fund. See the “Important Risk Factors” section in the summary for the Fund. You should also see the Statement of Additional Information for additional information about the investment practices and risks particular to the Fund.

Liquidity Reserve Money Market Fund Prospectus	15

Additional Strategies and General Investment Risks

Investment Practice/Risk

The following table lists certain regular investment practices of the Fund, including some not disclosed in the Investment Objective and Investment Strategies section of the Prospectus. The risks indicated after the description of the practice are NOT the only potential risks associated with that practice, but are among the more prominent. Market risk is assumed for each investment practice. See the Statement of Additional Information for more information on these practices.

INVESTMENT PRACTICE	PRINCIPAL RISKS
Borrowing Policies The ability to borrow money for temporary purposes (e.g. to meet shareholder redemptions).	Leverage Risk
Floating and Variable Rate Debt Instruments with interest rates that are adjusted either on a schedule or when an index or benchmark changes.	Interest Rate and Credit Risk
Foreign Obligations Dollar-denominated debt obligations of non-U.S. companies, foreign banks, foreign governments, and other foreign entities.	Foreign Investment, Liquidity and Regulatory Risk
Illiquid Securities A security which may not be sold or disposed of in the ordinary course of business within seven days at the value determined by the Fund. Limited to 10% of net assets.	Liquidity Risk
Repurchase Agreements A transaction in which the seller of a security agrees to buy back a security at an agreed upon time and price, usually with interest.	Counter-Party Risk

16	Liquidity Reserve Money Market Fund Prospectus

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Organization and Management of the Fund

A number of different entities provide services to the Fund. This section shows how the Fund is organized, lists the entities that perform different services, and explains how these service providers are compensated. Further information is available in the Statement of Additional Information for the Fund.

About Wells Fargo Funds Trust

The Trust was organized as a Delaware statutory trust on March 10, 1999. The Board of Trustees of the Trust (the “Board”) supervises the Fund’s activities, monitors its contractual arrangements with various service providers and decides upon matters of general policy.

The Board supervises the Fund’s activities and approves the selection of various companies hired to manage the Fund’s operation. The major service providers are described in the diagram below. Except for the advisers, which generally may be changed only with shareholder approval, if the Board believes that it is in the best interests of the shareholders, it may change service providers.

BOARD OF TRUSTEES
Supervises the Fund’s activities

Ú

INVESTMENT ADVISER	CUSTODIAN
Wells Fargo Funds Management, LLC 525 Market St. San Francisco, CA Manages the Fund’s investment activities	Wells Fargo Bank, N.A. 6th & Marquette Minneapolis, MN Provides safekeeping for the Fund’s assets

Ú

INVESTMENT SUB-ADVISER
Wells Capital Management Incorporated 525 Market St. San Francisco, CA Responsible for day-to-day portfolio management

Ú

ADMINISTRATOR	TRANSFER AGENT	SHAREHOLDER SERVICING AGENTS
Wells Fargo Funds Management, LLC 525 Market St. San Francisco, CA	Boston Financial Data Services, Inc. Two Heritage Dr. Quincy, MA	Various Agents
Manages the Fund’s business activities	Maintains records of shares and supervises the paying of dividends	Provide services to Customers

Ú

FINANCIAL SERVICES FIRMS AND SELLING AGENTS
Advise current and prospective shareholders on Fund investments

Ú

SHAREHOLDERS

18	Liquidity Reserve Money Market Fund Prospectus

The Investment Adviser

Funds Management serves as the investment adviser for the Fund. Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company, was created to succeed to the mutual fund advisory responsibilities of Wells Fargo Bank and is an affiliate of Wells Fargo Bank. Wells Fargo Bank, which was founded in 1852, is the oldest bank in the western United States and is one of the largest banks in the United States. The Fund’s adviser is responsible for implementing the investment policies and guidelines for the Fund, and for supervising the sub-adviser, who is responsible for the day-to-day portfolio management of the Fund. For providing these services, Funds Management is entitled to receive fees as shown in the table of Annual Fund Operating Expenses under “Management Fees” in the front of this Prospectus. A discussion regarding the basis for the Board approving the investment advisory and subadvisory agreements for the Fund is available in the Fund’s semi-annual report for the fiscal half-year ended September 30, 2005. As of March 31, 2006, Funds Management provided advisory services for over $110.3 billion in mutual fund assets.

The Sub-Adviser

Wells Capital Management Incorporated (“Wells Capital Management”), an affiliate of Funds Management, is the sub-adviser for the Fund. In this capacity, Wells Capital Management is responsible for the day-to-day investment management activities of the Fund. Wells Capital Management provides investment advisory services for registered mutual funds, company retirement plans, foundations, endowments, trust companies, and high net-worth individuals. As of March 31, 2006, Wells Capital Management managed assets aggregating in excess of $175.6 billion. Wells Capital Management is compensated for its services by Funds Management from the fees Funds Management receives for its services as the Fund’s adviser.

The Administrator

Funds Management provides the Fund with administrative services, including general supervision of the Fund’s operation, coordination of the other services provided to the Fund, compilation of information for reports to the SEC and the state securities commissions, preparation of proxy statements and shareholder reports, and general supervision of data compilation in connection with preparing periodic reports to the Trust’s Trustees and officers. Funds Management also furnishes office space and certain facilities to conduct the Fund’s business.

Shareholder Servicing Plan

We have a shareholder servicing plan for the Fund. Under this plan, we have agreements with various shareholder servicing agents to process purchase and redemption requests, to service shareholder accounts, and to provide other related services. For these services, the Fund pays an annual fee of up to 0.25% of its average daily net assets. Selling or shareholder servicing agents, in turn, may pay some or all of these amounts to their employees or registered representatives who recommend or sell Fund shares or make investment decisions on behalf of their clients.

The Transfer Agent

Boston Financial Data Services, Inc. (“BFDS”) provides transfer agency and distribution disbursing services to the Fund.

Liquidity Reserve Money Market Fund Prospectus	19

Your Account

This section tells you how Fund shares are priced, how to open an account and how to buy and sell Fund shares once your account is open.

Pricing Fund Shares

•	As with all mutual fund investments, the price you pay to purchase shares or the price you receive when you redeem shares is not determined until after a request has been received in proper form by the transfer agent. The price of Fund shares is based on the Fund’s NAV. The price at which a purchase or redemption of Fund shares is effected is based on the next calculation of NAV after the order is placed.

•	We determine the NAV of the Fund’s shares each business day. We determine the NAV by subtracting the Fund class’s liabilities from its total assets, and then dividing the results by the total number of outstanding shares of that class. We determine the NAV of the Fund at 4:00 p.m. (ET). If the markets close early, the Fund may close early and may value its shares at earlier times under these circumstances. Requests the transfer agent receives in proper form before these times are processed the same day. Requests the transfer agent receives after these times are processed the next business day. Information on the timing of dividend accrual in connection with a purchase or a redemption of shares is referenced in the How to Buy Shares and How to Sell Shares sections on the following pages.

•	The Fund’s assets are valued using the amortized cost method, in accordance with Rule 2a-7 under the 1940 Act. See the Statement of Additional Information for further disclosure.

Minimum Investments

•	Fund shares have no minimum initial or subsequent purchase requirements.

20	Liquidity Reserve Money Market Fund Prospectus

How to Buy Shares

How to Buy Shares

You can buy Fund Shares exclusively through a shareholder servicing agent who has entered into an agreement with us to make investments in the Fund on your behalf. Share purchases are made through your Customer Account with a shareholder servicing agent and are governed in accordance with the terms of the Customer Account. Shareholder servicing agents automatically invest or “sweep” balances in your Customer Account into shares of the Fund. Please contact your shareholder servicing agent for more information.

In addition to payments made by the Fund for distribution and shareholder servicing, the Adviser, the Fund’s distributor or their affiliates, may pay out of their own assets, and at no cost to the Fund, significant amounts to selling or shareholder servicing agents in connection with the sale and distribution of shares of the Fund or for services to the Fund and its shareholders.

In return for these payments, the Fund may receive certain marketing or servicing advantages including, without limitation, inclusion of the Fund on a selling agent’s “preferred list”; providing “shelf space” for the placement of the Fund on a list of mutual funds offered as investment options to its clients; granting access to a selling agent’s registered representatives; providing assistance in training and educating the selling agent’s registered representatives and furnishing marketing support and other related services. Additionally, the Fund and its shareholders may receive certain services including, but not limited to, establishing and maintaining accounts and records; answering inquiries regarding purchases, exchanges and redemptions; processing and verifying purchase, redemption and exchange transactions; furnishing account statements and confirmations of transactions; processing and mailing monthly statements, prospectuses, shareholder reports and other SEC-required communications; and providing the types of services that might typically be provided by a Fund’s transfer agent (e.g., the maintenance of omnibus or omnibus-like accounts, the use of the National Securities Clearing Corporation for the transmission of transaction information and the transmission of shareholder mailings).

Payments made by the Fund’s Adviser, distributor or their affiliates, for the advantages and services described above, may be fixed dollar amounts, may be based on a percentage of sales and/or assets under management or a combination of the above, and may be up-front or ongoing payments or both. Such payments may be based on the number of customer accounts maintained by the selling or shareholder servicing agent, or based on a percentage of the value of shares sold to, or held by, customers of the selling or shareholder servicing agent, and may differ among selling and shareholder servicing agents.

In addition, representatives of the Fund’s distributor visit selling agents on a regular basis to educate their registered representatives and to encourage the sale of Fund shares. The costs associated with such visits and any arrangement, such as sponsoring various contests and promotions to encourage the sale of Fund shares, may be paid for by the Adviser, the Fund’s distributor or its affiliates, subject to applicable NASD regulations.

The information provided in this Prospectus is not intended for distribution to, or use by, any person or entity in any jurisdiction or country where such distribution or use would be contrary to law or regulation, or which would subject Fund shares to any registration requirement within such jurisdiction or country.

Liquidity Reserve Money Market Fund Prospectus	21

Your Account	How to Buy Shares

GENERAL NOTES FOR PURCHASING SHARES

•	Shares begin earning dividends after the transfer agent receives your purchase order in proper form and the purchase amount is received by the Fund’s custodian. It is requested that purchase orders and wires be placed as early in the day as possible.

•	Assuming the purchase amount is received by the Fund’s custodian no later than the close of the Federal Funds Wire, which is normally 6:00 p.m. (ET), dividends will accrue as follows:

If a proper order is received:	Dividends begin to Accrue:
Liquidity Reserve Money Market
• By 3:00 p.m. (ET)	Same Business Day
• After 3:00 p.m. (ET)	Next Business Day

22	Liquidity Reserve Money Market Fund Prospectus

How to Sell Shares

How to Sell Shares

Shares may be redeemed on any day your shareholder servicing agent is open for business in accordance with the terms of your Customer Account agreement. Please read your account agreement with your shareholder servicing agent. The shareholder servicing agent is responsible for the prompt transmission of your redemption order to the Fund. Proceeds of your redemption order will be credited to your Customer Account by your shareholder servicing agent. The Fund does not charge redemption fees.

GENERAL NOTES FOR SELLING SHARES

•	We will process requests to sell shares at the first NAV calculated after a request in proper form is received by the transfer agent.

•	Requests for redemption proceeds by Electronic Funds Transfer that are received in proper form will be sent out by the next business day after receipt and will earn a dividend until the day such proceeds are sent.

Wire Redemption requests received:	Proceeds Wired	Dividends
Liquidity Reserve Money Market
• By 3:00 p.m. (ET)	Same Business Day	Not earned on day of request
• After 3:00 p.m. (ET)	Next Business Day	Earned on day of request

•	We reserve the right to delay payment of a redemption so that we may be reasonably certain that investments made by check or through Electronic Funds Transfer have been finally collected. Our ability to determine with reasonable certainty that investments have been finally collected is greater for investments coming from accounts with banks affiliated with Funds Management than it is for investments coming from accounts with unaffiliated banks. Payments may be held up to 7 days for redemptions of shares purchased by check or through Electronic Funds Transfer. Redemption payments also may be delayed under extraordinary circumstances or as permitted by the SEC in order to protect remaining shareholders.

•	Generally, we pay redemption requests in cash, unless it is determined that the redemption would be to the detriment of a Fund and/or its shareholders. In such case, we may pay all or part of the redemption in securities of equal value as permitted under the 1940 Act, and the rules thereunder. The redeeming shareholder should expect to incur transaction costs upon the disposition of the securities received.

Frequent Purchases and Redemptions of Fund Shares

Excessive trading by Fund shareholders can negatively impact a Fund and its long-term shareholders by increasing expenses or lowering returns. However, money market funds, which are typically utilized by investors for cash management purposes and invest in highly liquid securities, are not as susceptible to these negative effects as non-money market Funds. Moreover, because all money market Funds typically maintain a $1.00 net asset value, there is no significant financial incentive for an investor to attempt to market time investments into a money market Fund.

Although the policies adopted by the Fund do not prohibit frequent trading between money market Funds, Funds Management will seek to prevent an investor from utilizing a money market Fund to facilitate frequent purchases and redemptions of shares in non-money market Funds. If Funds Management determines that an account has engaged in timing activities in contravention of the Fund’s policies (as described in the prospectus for the non-money market Fund), an account is prevented from purchasing additional shares or making further exchanges. Once the account has redeemed all of its shares, the account is closed.

Liquidity Reserve Money Market Fund Prospectus	23

Other Information

Income and Gain Distributions

The Fund declares distributions of any net investment income daily and makes such distributions monthly. The Fund makes distributions of any realized net capital gains at least annually. Your distributions will be automatically reinvested in additional shares, unless your Institution directs otherwise. Your other options are to receive checks for these payments, have them automatically invested in the same class of another Wells Fargo Advantage Fund, or have them deposited into your bank account. With the check payment option, if checks remain uncashed for six months or are undeliverable by the Post Office, we will reinvest the distributions at the earliest date possible, and future distributions will be automatically reinvested. To change the current option for payment of distributions, please contact your Institution.

Taxes

The following discussion regarding federal income taxes is based on laws that were in effect as of the date of this Prospectus and summarizes only some of the important federal income tax considerations affecting the Fund and you as a shareholder. It does not apply to foreign or tax-exempt shareholders or those holding Fund shares through a tax-advantaged account such as a 401(k) Plan or Individual Retirement Account (“IRA”). This discussion is not intended as a substitute for careful tax planning. You should consult your tax advisor about your specific tax situation. Please see the Statement of Additional Information for additional federal income tax information.

We will pass on to the Fund’s shareholders substantially all of the Fund’s net investment income and realized net capital gains, if any. Distributions of the Fund’s ordinary income, if any, generally will be taxable to you as ordinary income. Although the Fund does not expect to realize any capital gain, distributions of the Fund’s net short-term capital gain, if any, generally will be taxable to you as ordinary income and distributions of the Fund’s net long-term capital gain, if any, generally will be taxable to you as long-term capital gain.

Corporate shareholders will not be able to deduct any distributions when determining their taxable income. In general, distributions also will not qualify for reductions in federal income taxation of dividends payable to individuals from certain domestic and foreign corporations.

Distributions from the Fund normally will be taxable to you when paid, whether you take the distributions in cash or automatically reinvest them in additional Fund shares. Following the end of each year, we will notify you of the federal income tax status of your distributions for the year.

In certain circumstances, Fund shareholders will be subject to back-up withholding taxes.

As long as the Fund continually maintains a $1.00 NAV, you ordinarily will not recognize taxable gain or loss on the redemption or exchange of your Fund shares.

Portfolio Holdings Information

A description of the Fund’s policies and procedures with respect to disclosure of its portfolio holdings is available in the Fund’s Statement of Additional Information and on the Fund’s Web site at www.wellsfargo.com/advantagefunds.

Advance Notice of Large Transactions

We strongly urge you to begin all purchases and redemptions as early in the day as possible and to notify us at least one day in advance of transactions in excess of $50,000,000. This will allow us to manage the Fund most effectively. When you give us this advance notice, you must provide us with your name and account number.

24	Liquidity Reserve Money Market Fund Prospectus

Householding

To help keep fund expenses low, generally we send a single copy of a prospectus or shareholder report to shareholders of the same household. If your household currently receives a single copy of a prospectus or shareholder report and you would prefer to receive multiple copies, please call Investor Services at 1-800-222-8222 or contact your selling agent.

USA Patriot Act

In compliance with the USA PATRIOT Act, all financial institutions (including mutual funds) are required to obtain, verify and record the following information for all registered owners or others who may be authorized to act on an account: full name, date of birth, taxpayer identification number (usually your Social Security Number), and permanent street address. Corporate, trust and other entity accounts require additional documentation. This information will be used to verify your true identity. We will return your application if any of this information is missing, and we may request additional information from you for verification purposes. In the rare event that we are unable to verify your identity, the Fund reserves the right to redeem your account at the current day’s NAV. You will be responsible for any losses, taxes, expenses, fees, or other results of such a redemption.

Liquidity Reserve Money Market Fund Prospectus	25

Glossary

We provide the following definitions to assist you in reading this Prospectus. For a more complete understanding of these terms you should consult your investment professional.

Business Day

Generally, Monday through Friday with the exception of any day in which the New York Stock Exchange or Federal Reserved is close.

Commercial Paper

Debt instruments issued by banks, corporations and other issuers to finance short-term credit needs. Commercial paper typically is of high credit quality and offers below market interest rates.

Current Income

Earnings in the form of dividends or interest as opposed to capital growth.

Debt Obligations

Generally, a promise to pay interest and repay principal by a company sold as a security. The owner of the security is entitled to receive any such payments. Examples include bonds and mortgage- and other asset-backed securities and can include securities in which the right to receive interest and principal repayment have been sold separately.

Distributions

Disbursements of net investment income, realized net capital gains and/or returns of capital made by a Fund to its shareholders.

Dollar-Denominated

Dollar-denominated means, with reference to a security, that all principal and interest payments on such security are payable in U.S. dollars and that the interest rate of, the principal amount to be repaid, and the timing of payments related to such security do not vary or float with the value of foreign currency, the rate of interest payable on foreign currency borrowings, or with any other interest rate or index expressed in a currency other than U.S. dollars.

Duration

A measure of a security’s or portfolio’s sensitivity to changes in interest rates. Duration is usually expressed in years, with longer durations typically more sensitive to interest rate changes than shorter durations.

Electronic Funds Transfer

A process used to transfer funds electronically, rather than by check. Also called Automated Clearing House (ACH).

FDIC

The Federal Deposit Insurance Corporation. This is the company that provides federally sponsored insurance covering bank deposits such as savings accounts and CDs. Mutual funds are not FDIC insured.

Liquidity

The ability to readily sell a security at a fair price.

Money Market Instruments

High-quality, short-term instruments meeting the requirements of Rule 2a-7 under the 1940 Act, such as bankers’ acceptances, commercial paper, repurchase agreements and government obligations. In a money market fund, average portfolio maturity does not exceed 90 days, and all investments have maturities of 397 days or less at the time of purchase.

26	Liquidity Reserve Money Market Fund Prospectus

Net Asset Value (“NAV”)

The value of a single fund share. It is determined by adding together all of a Fund’s assets, subtracting accrued expenses and other liabilities, then dividing by the total number of outstanding shares.

Repurchase Agreement

An agreement between a buyer and seller of a security in which the seller agrees to repurchase the security at an agreed upon price and time.

Selling Agent

A firm that has an agreement with the Fund’s distributors allowing the agent to sell the Fund’s shares.

Shareholder Servicing Agent

Anyone appointed by the Fund to maintain shareholder accounts and records, assist and provide information to shareholders or perform similar functions.

Statement of Additional Information

A document that supplements the disclosure made in the Prospectus.

Taxpayer Identification Number

Usually the Social Security Number for an individual or the Employer Identification Number for a corporation.

Total Return

The annual return on an investment, including capital appreciation and distributions. Total return calculations assume reinvestment of all distributions, reflect fee waivers and exclude sales loads.

U.S. Government Obligations

Obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

Liquidity Reserve Money Market Fund Prospectus	27

Please find Wells Fargo Advantage Fund’s Privacy Policy inside this back cover.

More information about Wells Fargo Advantage Funds is

available free upon request. To obtain

literature, please write, email or call:

Wells Fargo Advantage Funds

P.O. Box 8266

Boston, MA 02266-8266

Email:wfaf@wellsfargo.com

Retail Investment Professionals: 888-877-9275

Institutional Investment Professionals: 866-765-0778

Web site: www.wellsfargo.com/advantagefunds

YOU MAY WISH TO REVIEW THE FOLLOWING

DOCUMENTS:

STATEMENT OF ADDITIONAL INFORMATION

supplements the disclosures made by this Prospectus.

The Statement of Additional Information has been filed

with the SEC and incorporated by reference into this

Prospectus and is legally part of this Prospectus.

ANNUAL/SEMI-ANNUAL REPORTS

provide certain financial and other important information, including a discussion of the market conditions and investment strategies that significantly affected Fund performance over the reporting period.

THESE DOCUMENTS ARE AVAILABLE FREE OF CHARGE:

Call: 1-800-222-8222, or visit our Web site at

www.wellsfargo.com/advantagefunds.

Write to:

Wells Fargo Advantage Funds

P.O. Box 8266

Boston, MA 02266-8266; or

Visit the SEC’s Web site at http://www.sec.gov

REQUEST COPIES FOR A FEE BY WRITING TO:

SEC Public Reference Room

100 “F” St. NE

Washington, DC 20549-0102; or

by electronic request at publicinfo@sec.gov

Call: 1-800-SEC-0330 or 1-202-551-8090 for details

ADDITIONAL SERVICES QUESTIONS CAN BE

ANSWERED BY CALLING YOUR INVESTMENT

PROFESSIONAL

NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE

Printed on Recycled paper

© 2006 Wells Fargo Funds Management, LLC. All rights reserved. www.wellsfargo.com/advantagefunds

RT57065 07-06

076LRMM/P1211 07-06

ICA Reg. No. 811-09253

July 1, 2006

Prospectus

Wells Fargo Advantage Overland Express Sweep FundSM

Please read this Prospectus and keep it for future reference. It is designed to provide you with important information and to help you decide if a Fund’s goals match your own.

These securities have not been approved or disapproved by the U.S. Securities and Exchange Commission (“SEC”), nor has the SEC passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Fund shares are NOT deposits or other obligations of, or issued, endorsed or guaranteed by Wells Fargo Bank, N.A. (“Wells Fargo Bank”) or any

of its affiliates. Fund shares are NOT insured or guaranteed by the U.S. Government, the Federal Deposit Insurance Corporation (“FDIC”) or any

other government agency. AN INVESTMENT IN A FUND INVOLVES CERTAIN RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

Table of Contents	Overland Express Sweep Fund

Throughout this prospectus, the Wells Fargo Advantage Overland Express Sweep Fund is referred to as the “Overland Express Sweep Fund”.

Please find Wells Fargo Advantage Funds’ Privacy Policy inside the back cover of this Prospectus.

Overland Express Sweep Fund Overview

See the Fund description in this Prospectus for further details.

Words appearing in italicized print appear that way only to denote their inclusion in the Glossary section of this Prospectus.

FUND	OBJECTIVE

Overland Express Sweep Fund	Seeks current income, while preserving capital and liquidity.

4	Overland Express Sweep Fund Prospectus

PRINCIPAL STRATEGY

We invest in high-quality, short-term money market instruments.

Overland Express Sweep Fund Prospectus	5

Summary of Important Risks

This section summarizes important risks that relate to an investment in the Fund. All are important to your investment choice. Additional information about these and other risks is included in:

•	the Fund description beginning on page 12;

•	the “Additional Strategies and General Investment Risks” section beginning on page 14; and

•	the Fund’s Statement of Additional Information.

An investment in the Fund is not a deposit of Wells Fargo Bank or any of its affiliates and is not insured or guaranteed by the FDIC or any other government agency. Although the Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance it will be able to do so, and it is possible to lose money by investing in the Fund. Generally, short-term funds do not earn as high a level of income as funds that invest in longer-term instruments.

The Fund invests in debt obligations, such as notes and bonds, which are subject to credit risk and interest rate risk. Credit risk is the possibility that an issuer of an instrument will be unable to make interest payments or repay principal. Changes in the financial strength of an issuer or changes in the credit rating of a security may affect its value. Interest rate risk is the risk that interest rates may increase, which will reduce the resale value of securities in the Fund’s portfolio, including U.S. Government obligations. Debt obligations with longer maturities are generally more sensitive to interest rate changes than those with shorter maturities. Changes in market interest rates affect the Fund’s yield to the extent they affect the yield of instruments available for purchase by the Fund.

6	Overland Express Sweep Fund Prospectus

Performance History

The information on this page shows you how the Fund has performed and illustrates the variability of the Fund’s returns over time.

Please remember that past performance is no guarantee of future results.

Overland Express Sweep Fund Calendar Year Returns1

Best Qtr.:	Q4 ‘00 • 1.38%	Worst Qtr.:	Q1 ‘04 • 0.02%

The Fund’s year-to-date performance through March 31, 2006, was 0.85%. To obtain a current 7-day yield for the Fund, call toll-free 1-800-222-8222.

Average annual total returns for the period ended 12/31/05	1 year	5 years	10 years
Overland Express Sweep Fund (Incept. 10/1/91)[1]	2.21%	1.33%	2.91%
[1]	Performance shown for periods prior to December 15, 1997 reflects the performance of the predecessor Overland Express Funds, Inc. portfolio.

Overland Express Sweep Fund Prospectus	7

Overland Express Sweep Fund

These tables are intended to help you understand the various costs and expenses you will pay as a shareholder in the Fund. This table does not reflect charges that may be imposed in connection with an account through which you hold Fund shares. A broker-dealer or financial institution maintaining the account through which you hold Fund shares may charge separate account, service, or transaction fees on the purchase or sale of Fund shares that would be in addition to the fees and expenses shown here.

SHAREHOLDER FEES (fees paid directly from your investment)
Overland Express Sweep Fund
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge (load) (as a percentage of the Net Asset Value (“NAV”) at purchase)	None

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets)
Overland Express Sweep Fund
Management Fees[1]	0.28%
Distribution (12b-1) Fees	0.25%
Other Expenses[2]	0.55%

TOTAL ANNUAL FUND OPERATING EXPENSES	1.08%
Fee Waivers	0.00%

NET EXPENSES[3]	1.08%
[1]	The Fund’s investment adviser has implemented a breakpoint schedule for the Fund’s management fees. The management fees charged to the Fund will decline as the Fund’s assets grow and will continue to be based on a percentage of the Fund’s average daily net assets. The breakpoint schedule for the Fund is as follows: 0.30% for the first $1 billion in assets; 0.275% for the next $4 billion in assets; and 0.25% for assets over $5 billion.
[2]	Other expenses may include expenses payable to affiliates of Wells Fargo & Company.
[3]	The adviser has committed through June 30, 2007, to waive fees and/or reimburse expenses to the extent necessary to maintain the Fund’s net operating expense ratio shown. After this time, the net operating expense ratio may only be increased with the approval of the Board of Trustees.

8	Overland Express Sweep Fund Prospectus

Summary of Expenses

EXAMPLE OF EXPENSES

The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes a fixed rate of return, the reinvestment of all dividends and distributions, and that fund operating expenses remain the same. The fee waivers shown in the table of Annual Fund Operating Expenses are not reflected in the 3, 5 and 10 year examples. Your actual costs may be higher or lower than those shown.

You would pay the following expenses on a $10,000 investment assuming a 5% annual return and that you redeem your shares at the end of each period:

Overland Express Sweep Fund
1 YEAR	$110
3 YEARS	$343
5 YEARS	$595
10 YEARS	$1,317

Overland Express Sweep Fund Prospectus	9

Key Information

In this Prospectus, “we” generally refers to Wells Fargo Funds Trust (the “Trust”), or Wells Fargo Funds Management, LLC (“Funds Management”), the Fund’s investment adviser. “We” may also refer to the Fund’s other service providers. “You” refers to the shareholder or potential investor.

Important information you should look for as you decide to invest in the Fund:

The summary information on the previous pages is designed to provide you with an overview of the Fund. The sections that follow provide more detailed information about the investments and management of the Fund.

Investment Objective and Investment Strategies

The investment objective of the Fund is non-fundamental, that is, it can be changed by a vote of the Board of Trustees alone. The objective and strategies description for the Fund tells you:

•	what the Fund is trying to achieve; and

•	how we intend to invest your money.

Permitted Investments

A summary of the Fund’s key permitted investments and practices. Unless otherwise indicated, these investment policies and practices apply on an ongoing basis.

Important Risk Factors

Describes the key risk factors for the Fund, and includes risks described in the “Summary of Important Risks” and “Additional Strategies and General Investment Risks” sections.

Words appearing in italicized print appear that way only to denote their inclusion in the Glossary section of this Prospectus.

10	Overland Express Sweep Fund Prospectus

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Overland Express Sweep Fund

Investment Objective

The Overland Express Sweep Fund seeks current income, while preserving capital and liquidity.

Investment Strategies

We actively manage a portfolio of U.S. dollar-denominated, high-quality, short-term money market instruments. These include bankers’ acceptances, bank notes, certificates of deposit, government securities, commercial paper and repurchase agreements of domestic and foreign issuers. Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund’s overall level of liquidity and average maturity.

Permitted Investments

Under normal circumstances, we invest:

•	100% of total assets in high-quality, short-term money market instruments.

The Fund may invest without limitation in high-quality, short-term, dollar-denominated obligations of foreign issuers.

Important Risk Factors

The Fund is primarily subject to the risks described in the “Summary of Important Risks” section on page 6. Foreign obligations may be subject to additional risks, such as those related to adverse political, regulatory, market or economic developments. Other risks associated with investing in foreign obligations include those related to withholding and other taxes and potentially less stringent investor protection and disclosure standards.

You should consider these risks, along with the “Additional Strategies and General Investment Risks” section beginning on page 14. These considerations are all important to your investment choice.

12	Overland Express Sweep Fund Prospectus

Financial Highlights

The table is intended to help you understand the Fund’s financial performance for the past 5 years. Certain information reflects financial results for a single Fund share. Total returns represent the rate that you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions). KPMG LLP audited this information which, along with its report and the Fund’s financial statements, is also contained in the Fund’s annual report, a copy of which is available upon request.

FOR A SHARE OUTSTANDING
	OVERLAND EXPRESS SWEEP FUND—COMMENCED ON OCTOBER 1, 1991

For the period ended:	Feb. 28, 2006[4]	March 31, 2005	March 31, 2004	March 31, 2003	March 31, 2002	March 31, 2001
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from investment operations:
Net investment income (loss)	0.02	0.01	0.00	0.01	0.02	0.05
Net realized gain (loss) on investments	0.00	0.00	0.00	0.00	0.00	0.00
Total from investment operations	0.02	0.01	0.00	0.01	0.02	0.05
Less distributions:
Distributions from net investment income	(0.02)	(0.01)	0.00	(0.01)	(0.02)	(0.05)
Distributions from net realized gain	0.00	0.00	0.00	0.00	(0.00)	(0.00)
Total from distributions	(0.02)	(0.01)	0.00	(0.01)	(0.02)	(0.05)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[1]	2.40%	0.72%	0.10%	0.52%	2.26%	5.35%
Ratios/supplemental data:
Net assets, end of period (000s)	$4,962,681	$4,232,638	$4,477,980	$5,084,538	$6,107,675	$4,924,869
Ratios to average net assets[2]:
Ratio of expenses to average net assets	1.08%	1.07%	1.07%	1.25%	1.25%	1.25%
Ratio of net investment income (loss) to average net assets	2.62%	0.72%	0.10%	0.52%	2.13%	5.21%
Ratio of expenses to average net assets prior to waived fees and reimbursed expenses[2,3]	1.08%	1.17%	1.35%	1.25%	1.25%	1.25%
[1]	Total return calculations would have been lower had certain expenses not been waived/reimbursed during the period shown. Total returns for periods of less than one year are not annualized.
[2]	Ratios shown for periods of less than one year are annualized.
[3]	During certain periods, various fees and/or expenses were waived and/or reimbursed. The ratio of gross expenses to average net assets reflects the expense ratio in the absence of any waivers and/or reimbursements.
[4]	The Fund changed its fiscal year-end from March 31 to February 28.

Overland Express Sweep Fund Prospectus	13

Additional Strategies and General Investment Risks

Investment practices and relative risk levels are carefully monitored. Every attempt is made to ensure that the risk exposure for the Fund remains within the parameters of its objective and strategies.

Understanding the risks involved in mutual fund investing will help you make an informed decision that takes into account your risk tolerance and preferences. You should carefully consider the risks common to investing in all mutual funds, including the Wells Fargo Advantage Overland Express Sweep Fund. Certain common risks are identified in the “Summary of Important Risks” section on page 6. Other risks of mutual fund investing include the following:

•	Unlike bank deposits, such as CDs or savings accounts, mutual funds are not insured by the FDIC.

•	We cannot guarantee that the Fund will meet its investment objective. In particular, we cannot guarantee that the Fund will be able to maintain a $1.00 per share NAV.

•	We do not guarantee the performance of the Fund, nor can we assure you that the market value of your investment will not decline. We will not “make good” on any investment loss you may suffer, nor can anyone we contract with to provide services, such as selling agents or investment advisers, offer or promise to make good on any such losses.

•	An investment in the Fund, by itself, does not constitute a complete investment plan.

•	The Fund may invest a portion of its assets in U.S. Government obligations, such as securities issued or guaranteed by the Government National Mortgage Association (“GNMAs”), the Federal National Mortgage Association (“FNMAs”) and the Federal Home Loan Mortgage Corporation (“FHLMCs”). Some of these obligations are mortgage-backed securities representing partial ownership of a pool of residential mortgage loans. Mortgage-backed securities are subject to prepayment and extension risk, which can alter the duration of the securities and also reduce the rate of return on the portfolio. It is important to recognize that the U.S. Government does not guarantee the market value or current yield of U.S. Government obligations. Not all U.S. Government obligations are backed by the full faith and credit of the U.S. Government and the U.S. Government’s guarantee does not extend to the Fund.

What follows is a general list of the types of risks (some of which have been previously described) that may apply to the Fund and a table showing some of the additional investment practices that the Fund may use and the key risks associated with them. Additional information about these practices is available in the Statement of Additional Information.

Counter-Party Risk—The risk that the other party in a repurchase agreement or other transaction will not fulfill its contract obligation.

Credit Risk—The risk that the issuer of a debt obligation will be unable to make interest payments or repay principal on schedule. If an issuer does default, the affected security could lose all of its value, or be renegotiated at a lower interest rate or principal amount. Affected securities might also lose liquidity. Credit risk also includes the risk that a party in a transaction may not be able to complete the transaction as agreed.

Foreign Investment Risk—The additional risks associated with foreign investments, including those related to adverse political, regulatory, market or economic developments. Other risks associated with investing in foreign obligations include those related to withholding and other taxes and potentially less stringent investor protection and disclosure standards.

Interest Rate Risk—The risk that changes in interest rates can reduce the value of a security. Generally, when interest rates increase, the value of a debt obligation decreases. The effect is usually more pronounced for securities with longer dates to maturity.

14	Overland Express Sweep Fund Prospectus

Leverage Risk—The risk that an investment practice, such as engaging in forward commitment or when-issued securities transactions, may increase the Fund’s exposure to market risk, interest rate risk, or other risks by, in effect, increasing assets available for investment.

Liquidity Risk—The risk that a security cannot be sold at the time desired, or cannot be sold without adversely affecting the price.

Market Risk—The risk that the value of a security will be reduced by market activity. This is a basic risk associated with all securities.

Regulatory Risk—The risk that changes in government regulations will adversely affect the value of a security. Also the risk that an insufficiently regulated market might permit inappropriate practices that adversely affect an investment.

In addition to the general risks discussed above and under “Summary of Important Risks,” you should carefully consider and evaluate any special risks that may apply to investing in the Fund. See the “Important Risk Factors” in the summary for the Fund. You should also see the Statement of Additional Information for additional information about the investment practices and risks particular to the Fund.

Overland Express Sweep Fund Prospectus	15

Additional Strategies and General Investment Risks

Investment Practice/Risk

The following table lists certain regular investment practices of the Fund, including some not disclosed in the Investment Objective and Investment Strategies sections of the Prospectus. The risks indicated after the description of the practice are NOT the only potential risks associated with that practice, but are among the more prominent. Market risk is assumed for each investment practice. See the Statement of Additional Information for more information on these practices.

INVESTMENT PRACTICE	PRINCIPAL RISK(S)
Borrowing Policies The ability to borrow money for temporary purposes (e.g. to meet shareholder redemptions).	Leverage Risk
Floating and Variable Rate Debt Instruments with interest rates that are adjusted either on a Schedule or when an index or benchmark changes.	Interest Rate and Credit Risk
Foreign Obligations Dollar-denominated debt obligations of non-U.S. companies, foreign banks, foreign governments and other foreign entities.	Foreign Investment, Liquidity and Regulatory Risk
Illiquid Securities A security which may not be sold or disposed of in the ordinary course of business within seven days at the value determined by the Fund. Limited to 10% of net assets.	Liquidity Risk
Repurchase Agreements A transaction in which the seller of a security agrees to buy back a security at an agreed upon time and price, usually with interest.	Counter-Party Risk

16	Overland Express Sweep Fund Prospectus

Organization and Management of the Fund

A number of different entities provide services to the Fund. This section shows how the Fund is organized, lists the entities that perform different services, and explains how these service providers are compensated. Further information is available in the Statement of Additional Information for the Fund.

About Wells Fargo Funds Trust

The Trust was organized as a Delaware statutory trust on March 10, 1999. The Board of Trustees of the Trust (the “Board”) supervises the Fund’s activities, monitors its contractual arrangements with various service providers and decides upon matters of general policy.

The Board supervises the Fund’s activities and approves the selection of various companies hired to manage the Fund’s operation. The major service providers are described in the diagram below. Except for the advisers, which generally may be changed only with shareholder approval, if the Board believes that it is in the best interests of the shareholders, it may change service providers.

BOARD OF TRUSTEES
Supervises the Fund’s activities

Ú

INVESTMENT ADVISER	CUSTODIAN
Wells Fargo Funds Management, LLC 525 Market St. San Francisco, CA Manages the Fund’s investment activities	Wells Fargo Bank, N.A. 6th St. & Marquette Minneapolis, MN Provides safekeeping for the Fund’s assets

Ú

INVESTMENT SUB-ADVISER
Wells Capital Management Incorporated 525 Market St. San Francisco, CA Responsible for day-to-day portfolio management

Ú

ADMINISTRATOR	TRANSFER AGENT	SHAREHOLDER SERVICING AGENTS
Wells Fargo Funds Management, LLC 525 Market St. San Francisco, CA	Boston Financial Data Services, Inc. Two Heritage Dr. Quincy, MA	Various Agents
Manages the Fund’s business activities	Maintains records of shares and supervises the payment of dividends	Provide services to customers

Ú

FINANCIAL SERVICES FIRMS AND SELLING AGENTS
Advise current and prospective shareholders on Fund investments

Ú

SHAREHOLDERS

Overland Express Sweep Fund Prospectus	17

Organization and Management of the Fund

The Investment Adviser

Funds Management serves as the investment adviser for the Fund. Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company, was created to succeed to the mutual fund advisory responsibilities of Wells Fargo Bank and is an affiliate of Wells Fargo Bank. Wells Fargo Bank, which was founded in 1852, is the oldest bank in the western United States and is one of the largest banks in the United States. The Fund’s adviser is responsible for implementing the investment policies and guidelines for the Fund, and for supervising the sub-adviser who is responsible for the day-to-day portfolio management of the Fund. For providing these services, Funds Management is entitled to receive fees as shown in the table of Annual Fund Operating Expenses under “Management Fees” in the front of this Prospectus. A discussion regarding the basis for the Board approving the investment advisory and subadvisory agreements for the Fund is available in the Fund’s semi-annual report for the fiscal half-year ended September 30, 2005. As of March 31, 2006, Funds Management provided advisory services for over $110.3 billion in mutual fund assets.

The Sub-Adviser

Wells Capital Management Incorporated (“Wells Capital Management”), an affiliate of Funds Management, is the sub-adviser for the Fund. In this capacity, Wells Capital Management is responsible for the day-to-day investment management activities of the Fund. Wells Capital Management provides investment advisory services for registered mutual funds, company retirement plans, foundations, endowments, trust companies, and high net-worth individuals. As of March 31, 2006, Wells Capital Management managed assets aggregating in excess of $175.6 billion. Wells Capital Management is compensated for its services by Funds Management from the fees that Funds Management receives for its services as the Fund’s adviser.

The Administrator

Funds Management provides the Fund with administrative services, including general supervision of the Fund’s operation, coordination of the other services provided to the Fund, compilation of information for reports to the SEC and the state securities commissions, preparation of proxy statements and shareholder reports, and general supervision of data compilation in connection with preparing periodic reports to the Trust’s Trustees and officers. Funds Management also furnishes office space and certain facilities to conduct the Fund’s business.

Shareholder Servicing Plan

We have a shareholder servicing plan for the Fund. Under this plan, we have agreements with various shareholder servicing agents to process purchase and redemption requests, to service shareholder accounts, and to provide other related services. For these services, the Fund pays an annual fee of up to 0.25% of its average daily net assets. Selling or shareholder servicing agents, in turn, may pay some or all of these amounts to their employees or registered representatives who recommend or sell Fund shares or make investment decisions on behalf of their clients.

The Transfer Agent

Boston Financial Data Services, Inc. (“BFDS”) provides transfer agency and distribution disbursing services to the Fund.

18	Overland Express Sweep Fund Prospectus

Distribution Plan

We have adopted a Distribution Plan (“Plan”) for the Fund pursuant to Rule 12b-1 under the 1940 Act. The Plan authorizes the payment of all or part of the cost of preparing and distributing prospectuses and distribution-related services including ongoing compensation to selling agents. The Plan also provides that, if and to the extent any shareholder servicing payments are recharacterized as payments for distribution-related services, they are approved and payable under the distribution plan. For these services, the Fund pays an annual fee of 0.25% of its average daily net assets.

This fee is paid out of the Fund’s assets on an ongoing basis. Over time, this fee will increase the cost of your investment and may cost you more than paying other types of sales charges.

Overland Express Sweep Fund Prospectus	19

Your Account

This section tells you how Fund shares are priced, how to open an account and how to buy and sell Fund shares once your account is open.

Pricing Fund Shares

•	As with all mutual fund investments, the price you pay to purchase shares or the price you receive when you redeem shares is not determined until after a request has been received in proper form by the transfer agent. The price of Fund shares is based on the Fund’s NAV. The price at which a purchase or redemption of Fund shares is effected is based on the next calculation of NAV after the order is placed.

•	We determine the NAV of the Fund’s shares each business day. We determine the NAV by subtracting the Fund class’s liabilities from its total assets, and then dividing the results by the total number of outstanding shares of that class. We determine the NAV of the Fund at 4:00 p.m. (ET). If the markets close early, the Fund may close early and may value its shares at earlier times under these circumstances. Requests the transfer agent receives in proper form before these times are processed the same day. Requests the transfer agent receives after these times are processed the next business day. Information on the timing of dividend accrual in connection with a purchase or a redemption of shares is referenced in the How to Buy Shares and How to Sell Shares sections on the following pages.

•	The Fund’s assets are valued using the amortized cost method, in accordance with Rule 2a-7 under the 1940 Act. See the Statement of Additional Information for further disclosure.

Minimum Investments

•	Fund shares have no minimum initial or subsequent purchase requirements.

20	Overland Express Sweep Fund Prospectus

How to Buy Shares

You can buy Fund shares exclusively through a shareholder servicing agent who has entered into an agreement with us to make investments in the Fund on your behalf. Share purchases are made through your Customer Account with a shareholder servicing agent and are governed in accordance with the terms of the Customer Account. Shareholder servicing agents automatically invest or “sweep” balances in your Customer Account into shares of the Fund. Please contact your shareholder servicing agent for more information.

In addition to payments made by the Fund for distribution and shareholder servicing, the Adviser, the Fund‘s distributor or their affiliates, may pay out of their own assets, and at no cost to the Fund, significant amounts to selling or shareholder servicing agents in connection with the sale and distribution of shares of the Fund or for services to the Fund and its shareholders.

In return for these payments, the Fund may receive certain marketing or servicing advantages including, without limitation, inclusion of the Fund on a selling agent’s “preferred list”; providing “shelf space” for the placement of the Fund on a list of mutual funds offered as investment options to its clients; granting access to a selling agent’s registered representatives; providing assistance in training and educating the selling agent’s registered representatives and furnishing marketing support and other related services. Additionally, the Fund and its shareholders also receive certain services including, but not limited to, establishing and maintaining accounts and records; answering inquiries regarding purchases, exchanges and redemptions; processing and verifying purchase, redemption and exchange transactions; furnishing account statements and confirmations of transactions; processing and mailing monthly statements, prospectuses, shareholder reports and other SEC-required communications; and providing the types of services that might typically be provided by a Fund’s transfer agent (e.g., the maintenance of omnibus or omnibus -like accounts, the use of the National Securities Clearing Corporation for the transmission of transaction information and the transmission of shareholder mailings).

Payments made by the Fund‘s Adviser, distributor or their affiliates, for the advantages and services described above, may be fixed dollar amounts, may be based on a percentage of sales and/or assets under management or a combination of the above, and may be up-front or ongoing payments or both. Such payments may be based on the number of customer accounts maintained by the selling or shareholder servicing agent, or based on a percentage of the value of shares sold to, or held by, customers of the selling or shareholder servicing agent, and may differ among selling and shareholder servicing agents.

In addition, representatives of the Fund‘s distributor visit selling agents on a regular basis to educate their registered representatives and to encourage the sale of Fund shares. The costs associated with such visits and any arrangement, such as sponsoring various contests and promotions to encourage the sale of Fund shares, may be paid for by the Adviser, the Fund‘s distributor or its affiliates, subject to applicable NASD regulations.

The information provided in this Prospectus is not intended for distribution to, or use by, any person or entity in any jurisdiction or country where such distribution or use would be contrary to law or regulation, or which would subject Fund shares to any registration requirement within such jurisdiction or country.

Overland Express Sweep Fund Prospectus	21

How to Buy Shares

GENERAL NOTES FOR PURCHASING SHARES

•	Shares begin earning dividends after the transfer agent receives your purchase order in proper form and the purchase amount is received by the Fund’s custodian. It is requested that purchase orders and wires be placed as early in the day as possible. Failure to complete an Application properly may result in a delay in processing your purchase order.

•	Assuming the purchase amount is received by the Fund’s custodian no later than the close of the Federal Funds Wire, which is normally 6:00 p.m. (ET), dividends will accrue as follows:

If a proper order is received:	Dividends begin to Accrue:
Overland Express Sweep
• By 3:00 p.m. (ET) • After 3:00 p.m. (ET)	Same Business Day Next Business Day

22	Overland Express Sweep Fund Prospectus

Your Account

How to Sell Shares

Shares may be redeemed on any day your shareholder servicing agent is open for business in accordance with the terms of your Customer Account agreement. Please read your account agreement with your shareholder servicing agent. The shareholder servicing agent is responsible for the prompt transmission of your redemption order to the Fund. Proceeds of your redemption order will be credited to your Customer Account by your shareholder servicing agent. The Fund does not charge redemption fees.

GENERAL NOTES FOR SELLING SHARES

•	We will process requests to sell shares at the first NAV calculated after a request in proper form is received by the transfer agent.

•	Requests for redemption proceeds by Electronic Funds Transfer that are received in proper form will be sent out by the next business day after receipt and will earn a dividend until the day such proceeds are sent.

Wire Redemption requests received:	Proceeds Wired	Dividends
Overland Express Sweep
• By 3:00 p.m. (ET)	Same Business Day	Not earned on day of request
• After 3:00 p.m. (ET)	Next Business Day	Earned on day of request

•	We reserve the right to delay payment of a redemption so that we may be reasonably certain that investments made by check or through Electronic Funds Transfer have been finally collected. Our ability to determine with reasonable certainty that investments have been finally collected is greater for investments coming from accounts with banks affiliated with Funds Management than it is for investments coming from accounts with unaffiliated banks. Payments may be held up to 7 days for redemptions of shares purchased by check or through Electronic Funds Transfer. Redemption payments also may be delayed under extraordinary circumstances or as permitted by the SEC in order to protect remaining shareholders.

•	Generally, we pay redemption requests in cash, unless it is determined that the redemption would be to the detriment of the Fund and/or its shareholders. In such case, we may pay all or part of the redemption in securities of equal value as permitted under the 1940 Act, and the rules thereunder. The redeeming shareholder should expect to incur transaction costs upon the disposition of the securities received.

Frequent Purchases and Redemptions of Fund Shares

Excessive trading by Fund shareholders can negatively impact a Fund and its long-term shareholders by increasing expenses or lowering returns. However, money market funds, which are typically utilized by investors for cash management purposes and invest in highly liquid securities, are not as susceptible to these negative effects as non-money market Funds. Moreover, because all money market Funds typically maintain a $1.00 net asset value, there is no significant financial incentive for an investor to attempt to market time investments into a money market Fund.

Although the policies adopted by the Fund do not prohibit frequent trading between money market Funds, Funds Management will seek to prevent an investor from utilizing a money market Fund to facilitate frequent purchases and redemptions of shares in non-money market Funds. If Funds Management determines that an account has engaged in timing activities in contravention of the Fund’s policies (as described in the prospectus for the non-money market Fund), an account is prevented from purchasing additional shares or making further exchanges. Once the account has redeemed all of its shares, the account is closed.

Overland Express Sweep Fund Prospectus	23

Other Information

Income and Gain Distributions

The Fund declares distributions of any net investment income daily and makes such distributions monthly. The Fund makes distributions of any realized net capital gains at least annually. Your distributions will be automatically reinvested in additional shares, unless your Institution directs otherwise. Your other options are to receive checks for these payments, have them automatically invested in the same class of another Wells Fargo Advantage Fund, or have them deposited into your bank account. With the check payment option, if checks remain uncashed for six months or are undeliverable by the Post Office, we will reinvest the distributions at the earliest date possible, and future distributions will be automatically reinvested. To change the current option for payment of distributions, please contact your Institution.

Taxes

The following discussion regarding federal income taxes is based on laws that were in effect as of the date of this Prospectus and summarizes only some of the important federal income tax considerations affecting the Fund and you as a shareholder. It does not apply to foreign or tax-exempt shareholders or those holding Fund shares through a tax-advantaged account, such as a 401(k) Plan or Individual Retirement Account (“IRA”). This discussion is not intended as a substitute for careful tax planning. You should consult your tax adviser about your specific tax situation. Please see the Statement of Additional Information for additional federal income tax information.

We will pass on to the Fund’s shareholders substantially all of the Fund’s net investment income and realized net capital gains, if any. Distributions of the Fund’s ordinary income, if any, generally will be taxable to you as ordinary income. Although the Fund does not expect to realize any capital gain, distributions of the Fund’s net short-term capital gain, if any, generally will be taxable to you as ordinary income and distributions of the Fund’s net long-term capital gain, if any, generally will be taxable to you as long-term capital gain.

Corporate shareholders will not be able to deduct any distributions when determining their taxable income. In general, distributions also will not qualify for reductions in federal income taxation of dividends payable to individuals from certain domestic and foreign corporations.

Distributions from the Fund normally will be taxable to you when paid, whether you take the distributions in cash or automatically reinvest them in additional Fund shares. Following the end of each year, we will notify you of the federal income tax status of your distributions for the year.

In certain circumstances, Fund shareholders will be subject to back-up withholding.

As long as the Fund continually maintains a $1.00 NAV, you ordinarily will not recognize taxable gain or loss on the redemption or exchange of your Fund shares.

Portfolio Holdings Information

A description of the Fund’s policies and procedures with respect to disclosure of its portfolio holdings is available in the Fund’s Statement of Additional Information and on the Fund’s Web site at www.wellsfargo.com/advantagefunds.

Advance Notice of Large Transactions

We strongly urge you to begin all purchases and redemptions as early in the day as possible and to notify us at least one day in advance of transactions in excess of $50,000,000. This will allow us to manage the Fund most effectively. When you give us this advance notice, you must provide us with your name and account number.

24	Overland Express Sweep Fund Prospectus

Householding

To help keep fund expenses low, generally we send a single copy of a prospectus or shareholder report to shareholders of the same household. If your household currently receives a single copy of a prospectus or shareholder report and you would prefer to receive multiple copies, please call Investor Services at 1-800-222-8222 or contact your customer account representative.

USA Patriot Act

In compliance with the USA PATRIOT Act, all financial institutions (including mutual funds) are required to obtain, verify and record the following information for all registered owners or others who may be authorized to act on an account: full name, date of birth, taxpayer identification number (usually your Social Security Number) and permanent street address. Corporate, trust and other entity accounts require additional documentation. This information will be used to verify your true identity. We will return your application if any of this information is missing, and we may request additional information from you for verification purposes. In the rare event that we are unable to verify your identity, the Fund reserves the right to redeem your account at the current days NAV. You will be responsible for any losses, taxes, expenses, fees, or other results of such a redemption.

Overland Express Sweep Fund Prospectus	25

Glossary

We provide the following definitions to assist you in reading this Prospectus. For a more complete understanding of these terms you should consult your investment professional.

We provide the following definitions to assist you in reading this Prospectus. For a more complete understanding of these terms you should consult your investment professional.

Business Day

Generally, Monday through Friday with the exception of any day in which the New York Stock Exchange or Federal Reserve is closed.

Commercial Paper

Debt instruments issued by banks, corporations and other issuers to finance short-term credit needs. Commercial paper typically is of high credit quality and offers below market interest rates.

Current Income

Earnings in the form of dividends or interest as opposed to capital growth.

Debt Obligations

Generally, a promise to pay interest and repay principal by a company sold as a security. The owner of the security is entitled to receive any such payments. Examples include bonds and mortgage- and other asset-backed securities and can include securities in which the right to receive interest and principal repayment has been sold separately.

Distributions

Disbursements of net investment income, realized net capital gains and/or returns of capital made by a Fund to its shareholders.

Dollar-Denominated

Dollar-denominated means, with reference to a security, that all principal and interest payments on such security are payable in U.S. dollars and that the interest rate of, the principal amount to be repaid, and the timing of payments related to such security do not vary or float with the value of foreign currency, the rate of interest payable on foreign currency borrowings, or with any other interest rate or index expressed in a currency other than U.S. dollars.

Duration

A measure of a security’s or portfolio’s sensitivity to changes in interest rates. Duration is usually expressed in years, with longer durations typically more sensitive to interest rate changes than shorter durations.

Electronic Funds Transfer

A process used to transfer funds electronically, rather than by check. Also called Automated Clearing House (ACH).

FDIC

The Federal Deposit Insurance Corporation. This is the company that provides federally sponsored insurance covering bank deposits such as savings accounts and CDs. Mutual funds are not FDIC insured.

Illiquid Security

A security which may not be sold or disposed of in the ordinary course of business within seven business days at approximately the value determined by the Fund.

Liquidity

The ability to readily sell a security at a fair price.

26	Overland Express Sweep Fund Prospectus

Money Market Instruments

High-quality, short-term instruments meeting the requirements of Rule 2a-7 under the 1940 Act, such as bankers’ acceptances, commercial paper, repurchase agreements and government obligations. In a money market fund, average portfolio maturity does not exceed 90 days, and all investments have maturities of 397 days or less at the time of purchase.

Net Asset Value (“NAV”)

The value of a single fund share. It is determined by adding together all of the Fund assets, subtracting accrued expenses and other liabilities, then dividing by the total number of outstanding shares.

Repurchase Agreement

An agreement between a buyer and seller of a security in which the seller agrees to repurchase the security at an agreed upon price and time.

Selling Agent

A person who has an agreement with the Fund’s distributors allowing the agent to sell the Fund shares.

Shareholder Servicing Agent

Anyone appointed by the Fund to maintain shareholder accounts and records, assist and provide information to shareholders or perform similar functions.

Statement of Additional Information

A document that supplements the disclosure made in the Prospectus.

Taxpayer Identification Number

Usually the Social Security Number for an individual or the Employer Identification Number for a corporation.

Total Return

The annual return on an investment, including capital appreciation and distributions. Total return calculations assume reinvestment of all distributions, reflect fee waivers and exclude sales loads.

U.S. Government Obligations

Obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

Overland Express Sweep Fund Prospectus	27

Please find Wells Fargo Advantage Fund’s Privacy Policy inside this back cover.

More information about Wells Fargo Advantage Funds

is available free upon request. To obtain

literature, please write, email or call:

Wells Fargo Advantage Funds

P.O. Box 8266

Boston, MA 02266-8266

Email:wfaf@wellsfargo.com

Retail Investment Professionals: 888-877-9275

Institutional Investment Professionals: 866-765-0778

Web site: www.wellsfargo.com/advantagefunds

YOU MAY WISH TO REVIEW THE FOLLOWING

DOCUMENTS:

STATEMENT OF ADDITIONAL INFORMATION

supplements the disclosures made by this Prospectus.

The Statement of Additional Information has been

filed with the SEC and incorporated by reference into

this Prospectus and is legally part of this Prospectus.

ANNUAL/SEMI-ANNUAL REPORTS

provide certain financial and other important information, including a discussion of the market conditions and investment strategies that significantly affected

Fund performance over the reporting period.

THESE DOCUMENTS ARE AVAILABLE FREE OF CHARGE:

Call: 1-800-222-8222, or visit our Web site at

www.wellsfargo.com/advantagefunds

Write to:

Wells Fargo Advantage Funds

P.O. Box 8266

Boston, MA 02266-8266; or

Visit the SEC’s Web site at http://www.sec.gov

REQUEST COPIES FOR A FEE BY WRITING TO:

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Washington, DC 20549-0102; or

by electronic request at publicinfo@sec.gov

Call: 1-800-SEC-0330 or 1-202-551-8090 for details

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ANSWERED BY CALLING YOUR INVESTMENT

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NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE

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© 2006 Wells Fargo Funds Management, LLC. All rights reserved. www.wellsfargo.com/advantagefunds

RT57064 07-06

076OES/P1210 07-06

ICA Reg. No. 811-09253

WELLS FARGO FUNDS TRUST

Telephone: 1-800-222-8222

STATEMENT OF ADDITIONAL INFORMATION

Dated July 1, 2006

WELLS FARGO ADVANTAGE CALIFORNIA TAX-FREE MONEY MARKET FUND

WELLS FARGO ADVANTAGE CALIFORNIA TAX-FREE MONEY MARKET TRUST

WELLS FARGO ADVANTAGE CASH INVESTMENT MONEY MARKET FUND

WELLS FARGO ADVANTAGE GOVERNMENT MONEY MARKET FUND

WELLS FARGO ADVANTAGE HERITAGE MONEY MARKET FUNDSM

WELLS FARGO ADVANTAGE LIQUIDITY RESERVE MONEY MARKET FUND

WELLS FARGO ADVANTAGE MINNESOTA MONEY MARKET FUND

WELLS FARGO ADVANTAGE MONEY MARKET FUND

WELLS FARGO ADVANTAGE MONEY MARKET TRUST

WELLS FARGO ADVANTAGE MUNICIPAL MONEY MARKET FUND

WELLS FARGO ADVANTAGE NATIONAL TAX-FREE MONEY MARKET FUND

WELLS FARGO ADVANTAGE NATIONAL TAX-FREE MONEY MARKET TRUST

WELLS FARGO ADVANTAGE OVERLAND EXPRESS SWEEP FUNDSM

WELLS FARGO ADVANTAGE PRIME INVESTMENT MONEY MARKET FUND

WELLS FARGO ADVANTAGE TREASURY PLUS MONEY MARKET FUND

WELLS FARGO ADVANTAGE 100% TREASURY MONEY MARKET FUND

Class A, Class B, Administrator Class, Investor Class,

Service Class, Single Class and Institutional Class

Wells Fargo Funds Trust (the “Trust”) is an open-end, management investment company. This Statement of Additional Information (“SAI”) contains additional information about sixteen Funds in the Wells Fargo Funds Trust family of funds (each, a “Fund” and collectively, the “Funds”) — the Wells Fargo Advantage California Tax-Free Money Market Fund, California Tax-Free Money Market Trust, Cash Investment Money Market Fund, Government Money Market Fund, Heritage Money Market Fund, Liquidity Reserve Money Market Fund, Minnesota Money Market Fund, Money Market Fund, Money Market Trust, Municipal Money Market Fund, National Tax-Free Money Market Fund, National Tax-Free Money Market Trust, Overland Express Sweep Fund, Prime Investment Money Market Fund, Treasury Plus Money Market Fund and 100% Treasury Money Market Fund. Each Fund, except the California Tax-Free Money Market Fund, California Tax-Free Money Market Trust and the Minnesota Money Market Fund, is considered diversified under the Investment Company Act of 1940, as amended (the “1940 Act”). The Funds offer certain classes of shares as indicated in the chart below. This SAI relates to all such classes of shares.

Funds	A	B	Administrator	Institutional	Investor	Service	Single Class
California Tax-Free Money Market Fund	•					•
California Tax-Free Money Market Trust							•
Cash Investment Money Market Fund			•	•		•
Government Money Market Fund	•		•	•		•
Heritage Money Market Fund			•	•
Liquidity Reserve Money Market Fund							•
Minnesota Money Market Fund	•
Money Market Fund	•	•			•
Money Market Trust							•
Municipal Money Market Fund					•
National Tax-Free Money Market Fund	•		•	•		•
National Tax-Free Money Market Trust							•
Overland Express Sweep Fund							•
Prime Investment Money Market Fund				•		•
Treasury Plus Money Market Fund	•			•		•
100% Treasury Money Market Fund	•					•

This SAI is not a prospectus and should be read in conjunction with the Funds’ Prospectuses (the “Prospectuses”), dated July 1, 2006. All terms used in this SAI that are defined in the Prospectuses have the meanings assigned in the Prospectuses. The audited financial statements for the Funds, which include the portfolios of investments and reports of independent registered public accounting firm for the year ended February 28, 2006, are hereby incorporated by reference to the Funds’ Annual Reports. The Prospectuses, Annual Reports and Semi-Annual Reports may be obtained without charge by visiting our Web site at www.wellsfargo.com/advantagefunds, calling 1-800-222-8222 or by writing to Wells Fargo Advantage Funds, P.O. Box 8266, Boston, MA 02266-8266.

i

ii

HISTORICAL FUND INFORMATION

On March 25, 1999, the Board of Trustees of Norwest Advantage Funds (“Norwest”), the Board of Directors of Stagecoach Funds, Inc. (“Stagecoach”) and the Board of Trustees of the Trust (the “Board” or “Trustees”) approved an Agreement and Plan of Reorganization providing for, among other things, the transfer of assets and stated liabilities of various predecessor Norwest and Stagecoach portfolios to the Funds (the “Reorganization”). Prior to November 5, 1999, the effective date of the consolidation of the Funds and the predecessor Norwest and Stagecoach portfolios, the Funds had only nominal assets.

In August 2004 and September, the Board of Directors of the Strong family of funds (“Strong”) and the Board of the Trust approved an Agreement and Plan of Reorganization providing for, among other things, the transfer of the assets and stated liabilities of various predecessor Strong portfolios into various Funds of the Trust. The effective date of the reorganization was April 8, 2005.

The Funds described in this SAI, except the Liquidity Reserve Money Market and Minnesota Money Market Funds, were created as part of either the reorganization of the Stagecoach family of funds that was advised by Wells Fargo Bank, N.A. (“Wells Fargo Bank” or the “Custodian”), and the Norwest Advantage family of funds that was advised by Norwest Investment Management, Inc. (“NIM”), into a single mutual fund complex, or the reorganization of Strong, advised by Strong Capital Management, Inc. (“SCM”), and the Wells Fargo Advantage FundsSM, advised by Wells Fargo Funds Management, LLC (“Funds Management” or the “Adviser”) into a single mutual fund complex. The Reorganization followed the merger of the advisers’ parent companies. The reorganization between Strong and the Wells Fargo Advantage Funds followed the acquisition of certain asset management arrangements of SCM by Wells Fargo & Company.

The chart below indicates the predecessor Stagecoach, Norwest and Strong Funds that are the accounting survivors of the Wells Fargo Advantage Funds, as applicable.

Wells Fargo Advantage Funds	Predecessor Funds

California Tax-Free Money Market Fund	Stagecoach California Tax-Free Money Market Fund

California Tax-Free Money Market Trust	Stagecoach California Tax-Free Money Market Trust

Cash Investment Money Market Fund	Norwest Cash Investment Fund

Government Money Market Fund	Norwest U.S. Government Fund

Heritage Money Market Fund	Strong Heritage Money Market Fund

Money Market Fund	Stagecoach Money Market Fund

Money Market Trust	Stagecoach Money Market Trust

Municipal Money Market Fund	Strong Municipal Money Market Fund

National Tax-Free Money Market Fund	Norwest Municipal Money Market Fund

National Tax-Free Money Market Trust	Stagecoach National Tax-Free Money Market Trust

Overland Express Sweep Fund	Stagecoach Overland Express Sweep Fund

Prime Investment Money Market Fund	Norwest Ready Cash Investment Fund (Public Entities Shares)

Treasury Plus Money Market Fund	Stagecoach Treasury Plus Money Market Fund

100% Treasury Money Market Fund	Norwest Treasury Fund

The California Tax-Free Money Market Fund commenced operations on November 8, 1999, as successor to the California Tax-Free Money Market Fund of Stagecoach. The predecessor Stagecoach California Tax-Free Money Market Fund was originally organized as a fund of Stagecoach and commenced operations on January 1, 1992.

The California Tax-Free Money Market Trust commenced operations on November 8, 1999, as successor to the California Tax-Free Money Market Trust of Stagecoach. The predecessor Stagecoach California Tax-Free Money Market Trust was originally organized on May 5, 1997.

The Cash Investment Money Market Fund commenced operations on November 8, 1999 as successor to the Administrative, Service and Institutional Class shares of the Prime Money Market Fund of Stagecoach and the Service Class shares of the Cash Investment Fund of Norwest. (The Administrative Class shares were merged into the Service Class at this time.) The predecessor Norwest Cash Investment Fund, which is considered the surviving entity for accounting purposes, commenced operations on October 14, 1987.

The Government Money Market Fund commenced operations on November 8, 1999, as successor to the Government Money Market Fund of Stagecoach and the U.S. Government Fund of Norwest. The predecessor Norwest U.S. Government Fund, which is considered the surviving entity for accounting purposes, commenced operations on November 16, 1987.

The Heritage Money Market Fund commenced operations on April 11, 2005, as successor to the Strong Heritage Money Market Fund. The predecessor Strong Heritage Money Market Fund commenced operations on June 29, 1995.

The Liquidity Reserve Money Market Fund commenced operations on July 31, 2002.

The Minnesota Money Market Fund commenced operations on August 14, 2000.

The Money Market Fund commenced operations on November 8, 1999, as successor to the Class A shares of the Prime Money Market Fund of Stagecoach, the Money Market Fund of Stagecoach and the Ready Cash Investment Fund of Norwest. The predecessor Stagecoach Money Market Fund, which is considered the surviving entity for accounting purposes, commenced operations on July 1, 1992.

The Money Market Trust commenced operations on November 8, 1999, as successor to the Money Market Trust of Stagecoach. The Stagecoach Money Market Trust commenced operations on September 6, 1996, as successor to the Money Market Trust of Pacifica Funds Trust (“Pacifica”). The Pacifica portfolio commenced operations on October 1, 1995, as the successor to the Money Market Fund of Westcore Trust, which originally commenced operations on September 17, 1990.

The Municipal Money Market Fund commenced operations on April 11, 2005, as successor to the Strong Municipal Money Market Fund. The predecessor Strong Municipal Money Market Fund commenced operations on October 23, 1986.

The National Tax-Free Money Market Fund commenced operations on November 8, 1999, as successor to the Institutional Class shares of the National Tax-Free Money Market Fund of Stagecoach and the Service Class shares of the Municipal Money Market Fund of Norwest. The predecessor Norwest Municipal Money Market Fund, which is considered the surviving entity for accounting purposes, commenced operations on January 7, 1988. The Fund changed its name from the National Tax-Free Institutional Money Market Fund to the National Tax-Free Money Market Fund effective July 28, 2003.

The National Tax-Free Money Market Trust commenced operations on November 8, 1999, as successor to the National Tax-Free Money Market Trust of Stagecoach. The predecessor Stagecoach National Tax-Free Money Market Trust was originally organized as a fund of Stagecoach and commenced operations on November 10, 1997.

The Overland Express Sweep Fund commenced operations on November 8, 1999, as successor to an investment portfolio originally organized on October 1, 1991, as the Overland Sweep Fund (the “predecessor portfolio”) of Overland Express Funds, Inc. (“Overland”), an open-end management investment company formerly advised by Wells Fargo Bank. Effective December 15, 1997, the Overland predecessor portfolio was reorganized as the predecessor Overland Express Sweep Fund of Stagecoach.

The Prime Investment Money Market Fund commenced operations on November 8, 1999, as successor to the Ready Cash Investment Fund of Norwest. The predecessor Norwest Ready Cash Investment Fund was originally organized as a fund of Norwest and commenced operations on September 2, 1998.

The Treasury Plus Money Market Fund commenced operations on November 8, 1999, as successor to the Administrative, Service and Institutional Class shares of the Treasury Plus Money Market Fund of Stagecoach and the Service Class shares of the Treasury Plus Fund of Norwest. The predecessor Stagecoach Treasury Plus Money Market Fund, which is considered the surviving entity for accounting purposes, commenced operations on October 1, 1985. The Fund changed its name from the Treasury Plus Institutional Money Market Fund to the Treasury Plus Money Market Fund effective July 28, 2003.

The 100% Treasury Money Market Fund commenced operations on November 8, 1999 as successor to the Treasury Fund of Norwest. The predecessor Norwest Treasury Fund was originally organized as a fund of Norwest and commenced operations on December 3, 1990.

INVESTMENT POLICIES

Fundamental Investment Policies

Each Fund has adopted the following investment policies, all of which are fundamental policies; that is, they may not be changed without approval by the holders of a majority (as defined under the 1940 Act) of the outstanding voting securities of such Fund.

The Funds may not:

(1) purchase the securities of issuers conducting their principal business activity in the same industry if, immediately after the purchase and as a result thereof, the value of a Fund’s investments in that industry would equal or exceed 25% of the current value of the Fund’s total assets, provided that this restriction does not limit a Fund’s: (i) investments in securities of other investment companies, (ii) investments in securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, (iii) investments in municipal securities (for the purpose of this restriction, private activity bonds and notes shall not be deemed municipal securities if the payments of principal and interest on such bonds or notes is the ultimate responsibility of non-government issuers), (iv) investments in repurchase agreements provided further that each Fund reserves freedom of action to concentrate in the obligations of domestic banks (as such term is interpreted by the Securities and Exchange Commission (the “SEC”), or its staff); and provided further that each of the California Tax-Free Money Market Fund, the California Tax-Free Money Market Trust, the Minnesota Money Market Fund, the National Tax-Free Money Market Fund and the National Tax-Free Money Market Trust (a) may invest 25% or more of the current value of its total assets in private activity bonds or notes that are the ultimate responsibility of non-government issuers conducting their principal business activity in the same industry and (b) may invest 25% or more of the current value of its total assets in securities whose issuers are located in the same state or securities the interest and principal on which are paid from revenues of similar type projects;

(2) purchase securities of any issuer if, as a result, with respect to 75% of a Fund’s total assets, more than 5% of the value of its total assets would be invested in the securities of any one issuer or the Fund’s ownership would be more than 10% of the outstanding voting securities of such issuer, provided that this restriction does not limit a Fund’s investments in securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities, or investments in securities of other investment companies; and further provided that this policy does not apply to the California Tax-Free Money Market Fund, California Tax-Free Money Market Trust and the Minnesota Money Market Fund;

(3) borrow money, except to the extent permitted under the 1940 Act, including the rules, regulations and exemptions thereunder;

(4) issue senior securities, except to the extent permitted under the 1940 Act, including the rules, regulations and exemptive orders obtained thereunder;

(5) make loans to other parties if, as a result, the aggregate value of such loans would exceed one-third of a Fund’s total assets. For the purposes of this limitation, entering into repurchase agreements, lending securities and acquiring any debt securities are not deemed to be the making of loans;

(6) underwrite securities of other issuers, except to the extent that the purchase of permitted investments directly from the issuer thereof or from an underwriter for an issuer and the later disposition of such securities in accordance with a Fund’s investment program may be deemed to be an underwriting;

(7) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);

(8) purchase or sell commodities, provided that (i) currency will not be deemed to be a commodity for purposes of this restriction, (ii) this restriction does not limit the purchase or sale of futures contracts, forward contracts or options, and (iii) this restriction does not limit the purchase or sale of securities or other instruments backed by commodities or the purchase or sale of commodities acquired as a result of ownership of securities or other instruments;

(9) with respect to the California Tax-Free Money Market Fund, the California Tax-Free Money Market Trust, the National Tax-Free Money Market Fund, and the National Tax-Free Money Market Trust, invest less than 80% of net assets plus investment borrowings, under normal circumstances, in investments the income from which (i) is exempt from federal income tax (including federal alternative minimum tax), and (ii) for the state-specific Funds, in investments the income from which is also exempt from such state’s income tax; nor

(10) with respect to the Minnesota Money Market Fund, invest less than 80% of net assets plus investment borrowings, under normal circumstances, in investments exempt from Minnesota individual income taxes.

Non-Fundamental Investment Policies

Each Fund has adopted the following non-fundamental policies which may be changed by the Board at any time without approval of such Fund’s shareholders.

(1) Each Fund may invest in shares of other investment companies to the extent permitted under the 1940 Act, including the rules, regulations and any exemptive orders obtained thereunder, provided however, that no Fund that has knowledge that its shares are purchased by another investment company investor pursuant to Section 12(d)(1)(G) of the 1940 Act will acquire any securities of registered open-end management investment companies or registered unit investment trusts in reliance on Section 12(d)(1)(F) or 12(d)(1)(G) of the 1940 Act, and provided further that any Fund that has knowledge that its shares are purchased by another investment company pursuant to an exemptive order relating to Section 12(d)(1) of the 1940 Act that precludes underlying portfolios from acquiring any securities of any other investment company in excess of the limits contained in Section 12(d)(1)(A) of the 1940 Act, except for securities received as a dividend or as a result of a plan of reorganization of any company, will limit its acquisition of securities of other investment companies accordingly.

(2) Each Fund may not invest or hold more than 10% of the Fund’s net assets in illiquid securities. For this purpose, illiquid securities include, among others, (a) securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale, (b) fixed time deposits that are subject to withdrawal penalties and that have maturities of more than seven days, and (c) repurchase agreements not terminable within seven days.

(3) Each Fund may lend securities from its portfolio to approved brokers, dealers and financial institutions, to the extent permitted under the 1940 Act, including the rules, regulations and exemptions thereunder, which currently limit such activities to one-third of the value of a Fund’s total assets (including the value of the collateral received). Any such loans of portfolio securities will be fully collateralized based on values that are marked-to-market daily.

(4) Each Fund may not make investments for the purpose of exercising control or management, provided that this restriction does not limit a Fund’s investments in securities of other investment companies or investments in entities created under the laws of foreign countries to facilitate investment in securities of that country.

(5) Each Fund may not purchase securities on margin (except for short-term credits necessary for the clearance of transactions).

(6) Each Fund may not sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short (short sales “against the box”), and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

(7) Each Fund that is subject to Rule 35d-1 (the “Names Rule”) under the 1940 Act, and that has a non-fundamental policy or policies in place to comply with the Names Rule, has adopted the following policy:

Shareholders will receive at least 60 days notice of any change to a Fund’s non-fundamental policy complying with the Names Rule. The notice will be provided in Plain English in a separate written document, and will contain the following prominent statement or similar statement in bold-face type: “Important Notice Regarding Change in Investment Policy.” This statement will appear on both the notice and the envelope in which it is delivered, unless it is delivered separately from other communications to investors, in which case the statement will appear either on the notice or the envelope in which the notice is delivered.

General

Notwithstanding the foregoing policies, any other investment companies in which the Funds may invest have adopted their own investment policies, which may be more or less restrictive than those listed above, thereby allowing a Fund to participate in certain investment strategies indirectly that are prohibited under the fundamental and non-fundamental investment policies listed above.

ADDITIONAL PERMITTED INVESTMENT ACTIVITIES AND ASSOCIATED RISKS

Set forth below are descriptions of certain investments and additional investment policies for the Funds. Not all of the Funds participate in all of the investment practices described below. For purposes of monitoring the investment policies and restrictions of the Funds (with the exception of the loans of portfolio securities policy described below), the amount of any securities lending collateral held by a Fund will be excluded in calculating total assets.

Asset-Backed Securities

Certain Funds may purchase asset-backed securities which may be secured by consumer loans or receivables held in trust, home equity loans, automobile loans or leases, or other types of receivables or assets. Payments of principal and interest on some asset-backed securities may be “passed through” on a monthly or other periodic basis to investors and are typically supported by some form of credit enhancement, such as a letter of credit, surety bond, limited guaranty, or subordination. The extent of credit enhancement varies, but usually amounts to only a fraction of the asset-backed security’s par value until exhausted. Ultimately, asset-backed securities are dependent upon payment of the assets held by the issuer, and the Fund should expect no recourse to the entity that sold the assets to the issuer. The actual maturity and realized yield may vary based upon the prepayment experience of the underlying asset pool and prevailing interest rates at the time of prepayment.

Asset-backed securities in which the Fund may invest may be commercial paper backed by the loans or accounts receivable of an entity, such as a bank or credit card company. The issuer intends to repay using the assets backing the securities (once collected). Therefore, repayment depends largely on the cash flows generated by the assets backing the securities. Sometimes the credit support for these securities is limited to the underlying assets. In other cases it may be provided by a third party through a letter of credit, an agreement to repurchase assets, or an insurance guarantee. Repayment of these securities is intended to be obtained from an identified pool of diversified assets, typically receivables related to a particular industry, such as asset-backed securities related to credit card receivables, automobile receivables, trade receivables or diversified financial assets. The credit quality of most asset-backed commercial paper depends primarily on the credit quality for the assets underlying the securities, how well the entity issuing the securities is insulated from the credit risk of the originator (or any other affiliated entities) and the amount and quality of any credit support provided to the securities.

Asset-backed commercial paper is often backed by a pool of assets representing the obligations of a number of different parties. To lessen the effect of failures by obligors on these underlying assets to make payment, the securities may contain elements of credit support. The credit support falls into two categories: liquidity protection and protection against ultimate default on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that scheduled payments on the underlying pool are made in a timely fashion. Protection against ultimate default ensures payment on at least a portion of the assets in the pool. This protection may be provided through guarantees, insurance policies or letters of credit obtained from third parties, through various means of structuring the transaction or through a combination of these approaches. The degree of credit support provided on each issue is based generally on historical information respecting the level of credit risk associated with the payments. Delinquency or loss that exceeds the anticipated amount could adversely impact the return on an investment in an asset-backed security.

Bank Obligations

Certain Funds may invest in bank obligations, including certificates of deposit, time deposits, bankers’ acceptances and other short-term obligations of domestic and foreign banks, foreign subsidiaries of domestic banks, foreign branches of domestic banks, and domestic and foreign branches of foreign banks, domestic savings banks and associations and other banking institutions. With respect to such obligations issued by foreign branches of domestic banks, foreign subsidiaries of domestic banks, and domestic and foreign branches of foreign banks, a Fund may be subject to additional investment risks that are different in some respects from those incurred by a Fund which invests only in debt obligations of domestic issuers. Such risks include possible future political and economic developments, the possible imposition of foreign withholding and other taxes on amounts realized on such obligations, the possible establishment of exchange controls or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on these obligations and the possible seizure or nationalization of foreign deposits. In addition, foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements and to different accounting, auditing, reporting and recordkeeping standards than those applicable to domestic branches of U.S. banks.

Certificates of deposit are negotiable certificates evidencing the obligation of a bank to repay funds deposited with it for a specified period of time.

Time deposits are non-negotiable deposits maintained in a banking institution for a specified period of time at a stated interest rate. Time deposits, which may be held by a Fund, will not benefit from insurance from the Bank Insurance Fund or the Savings Association Insurance Fund administered by the Federal Deposit Insurance Corporation (“FDIC”). Bankers’ acceptances are credit instruments evidencing the obligation of a bank to pay a draft drawn on it by a customer. These instruments reflect the obligation both of the bank and of the drawer to pay the face amount of the instrument upon maturity. The other short-term obligations may include uninsured, direct obligations, bearing fixed, floating- or variable-interest rates.

Borrowing

The Funds may borrow money for temporary or emergency purposes, including for the purpose of meeting redemption requests. Borrowing involves special risk considerations. Interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the return earned on borrowed funds (or on the assets that were retained rather than sold to meet the needs for which funds were borrowed). Under adverse market conditions, a Fund might have to sell portfolio securities to meet interest or principal payments at a time when investment considerations would not favor such sales. Reverse repurchase agreements, short sales not against the box, dollar roll transactions and other similar investments that involve a form of leverage have characteristics similar to borrowings but are not considered borrowings if the Fund maintains a segregated account.

Commercial Paper

Certain Funds may invest in commercial paper (including variable amount master demand notes, see “Floating- and Variable-Rate Obligations” below), which refers to short-term, unsecured promissory notes issued in order to finance short-term credit needs. Commercial paper is usually sold on a discount basis and typically has a maturity at the time of issuance not exceeding nine months. Investments by the Funds in commercial paper will consist of issues that are rated in one of the two highest rating categories by a Nationally Recognized Statistical Ratings Organization (“NRSRO”), except that the Funds may purchase unrated commercial paper if, in the opinion of the adviser, such obligations are of comparable quality to other rated investments that are permitted to be purchased by the Funds.

Dollar Roll Transactions

Certain Funds may enter into dollar roll transactions wherein the Fund sells fixed income securities, typically mortgage-backed securities, and makes a commitment to purchase similar, but not identical, securities at a later date from the same party. Like a forward commitment, during the roll period no payment is made for the securities purchased and no interest or principal payments on the security accrue to the purchaser, but the Fund assumes the risk of ownership. A Fund is compensated for entering into dollar roll transactions by the difference between the current sales price and the forward price for the future purchase, as well as by the interest earned on the cash proceeds of the initial sale. Like other when-issued securities or firm commitment agreements, dollar roll transactions involve the risk that the market value of the securities sold by the Fund may decline below the price at which a Fund is committed to purchase similar securities. In the event the buyer of securities under a dollar roll transaction becomes insolvent, the Funds’ use of the proceeds of the transaction may be restricted, pending a determination by the other party, or its trustee or receiver, whether to enforce the Funds’ obligation to repurchase the securities. The Funds will engage in dollar roll transactions for the purpose of acquiring securities for its portfolio and not for investment leverage.

Floating- and Variable-Rate Obligations

Certain Funds may purchase floating- and variable-rate obligations such as demand notes, bonds, and commercial paper. These obligations may have stated maturities in excess of 397 days to the extent permitted by Rule 2a-7 under the 1940 Act. They may permit the holder to demand payment of principal at any time, or at specified intervals not exceeding 397 days. The Funds may only invest in floating- or variable-rate securities that bear interest at a rate that resets based on standard money market rate indices or which are remarketed at current market interest rates. The issuer of such obligations may have a right, after a given period, to prepay in its discretion the outstanding principal amount of the obligations plus accrued interest upon a specified number of days’ notice to the holders of such obligations.

The adviser, on behalf of each Fund, considers on an ongoing basis the creditworthiness of the issuers of the floating- and variable-rate demand obligations in such Fund’s portfolio. Floating- and variable-rate instruments are subject to interest-rate risk and credit risk.

Foreign Government Securities

Certain Funds may make investments in foreign government securities. Foreign government securities investments include the securities of “supranational” organizations such as the International Bank for Reconstruction and Development and the Inter-American Development Bank if the adviser believes that the securities do not present risks inconsistent with a Fund’s investment objective.

Foreign Obligations

Certain Funds may invest in high-quality, short-term (thirteen months or less) debt obligations, including debt obligations of foreign branches of U.S. banks or U.S. branches of foreign banks that are denominated in and pay interest in U.S. dollars. Investments in foreign obligations involve certain considerations that are not typically associated with investing in domestic obligations. There may be less publicly available information about a foreign issuer than about a domestic issuer. Foreign issuers also are not subject to the same uniform accounting, auditing and financial reporting standards or governmental supervision as domestic issuers. In addition, with respect to certain foreign countries, taxes may be withheld at the source under foreign income tax laws and there is a possibility of expropriation or potentially confiscatory taxation, political or social instability, or diplomatic developments that could affect adversely investments in, the liquidity of, and the ability to enforce contractual obligations with respect to, obligations of issuers located in those countries.

Amounts realized on certain foreign obligations in which a Fund may invest may be subject to foreign withholding or other taxes that could reduce the return on these obligations. Tax treaties between the United States and foreign countries, however, may reduce or eliminate the amount of foreign taxes to which the Fund would be subject.

Forward Commitments, When-Issued and Delayed-Delivery Transactions

Each Fund may purchase or sell securities on a when-issued or delayed-delivery basis and make contracts to purchase or sell securities for a fixed price at a future date beyond customary settlement time. Securities purchased or sold on a when-issued, delayed-delivery or forward commitment basis involve a risk of loss if the value of the security to be purchased declines, or the value of the security to be sold increases, before the settlement date.

Each Fund will segregate cash, U.S. Government obligations or other high-quality debt instruments in an amount at least equal in value to the Fund’s commitments to purchase when-issued securities. If the value of these assets declines, the Fund will segregate additional liquid assets on a daily basis so that the value of the segregated assets is equal to the amount of such commitments.

Funding Agreements

Certain Funds may enter into funding agreements. Funding agreements are investment contracts with insurance companies which pay interest at a fixed, variable, or floating rate, and pay principal on a certain mutually agreeable maturity date. The term to maturity cannot exceed 397 days. Funding agreements may or may not allow the Fund to demand repayment of principal after an agreed upon waiting period or upon certain other conditions. The insurance company may also have a corresponding right to prepay the principal with accrued interest upon a specified number of days’ notice to the Fund. The maturity date of some funding agreements may be extended upon the mutual agreement and consent of the insurance company and the Fund.

Illiquid Securities

Certain Funds may invest in securities not registered under the Securities Act of 1933 Act, as amended (the “1933 Act”) and other securities subject to legal or other restrictions on resale, and for which there may not be a readily available market and which may be difficult to sell promptly at an acceptable price. Delay or difficulty in selling securities may result in a loss or be costly to a Fund. Each Fund may not invest or hold more than 10% of its net assets in illiquid securities.

Letters of Credit

Certain of the debt obligations (including certificates of participation, commercial paper and other short-term obligations) which certain of the Funds may purchase may be backed by an unconditional and irrevocable letter of credit of a bank, savings bank or insurance company which assumes the obligation for payment of principal and interest in the event of default by the issuer. Only banks, savings banks and insurance companies which, in the opinion of the adviser, are of comparable quality to issuers of other permitted investments of each such Fund may be used for letter of credit-backed investments.

Money Market Instruments

Certain of the Funds invest in money market instruments, which may consist of: (a) short-term securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities (including government-sponsored enterprises); (b) negotiable certificates of deposit, bankers’ acceptances and fixed time deposits and other short-term obligations of domestic banks (including foreign branches) that have more than $1 billion in total assets at the time of the investment and are members of the Federal Reserve System or are examined by the Comptroller of the Currency or whose deposits are insured by the FDIC; (c) commercial paper consisting of issues rated in one of the two highest ratings categories by a NRSRO or, if unrated, of comparable quality as determined by the adviser if such obligations are of comparable quality to other rated investments that are permitted to be purchased by the Funds; (d) certain repurchase agreements; and (e) short-term U.S. dollar-denominated obligations of foreign banks (including U.S. branches) that at the time of investment: (i) have more than $10 billion, or the equivalent in other currencies, in total assets and (ii) in the opinion of the adviser, are of comparable quality to obligations of U.S. banks which may be purchased by the Funds.

Mortgage-Related Securities

Certain Funds may invest in mortgage-related securities. Mortgage pass-through securities are securities representing interests in “pools” of mortgages in which payments of both interest and principal on the securities are made monthly, in effect “passing through” monthly payments made by the individual borrowers on the residential mortgage loans which underlie the securities (net of fees paid to the issuer or guarantor of the securities). Early repayment of principal on mortgage pass-through securities may expose the Fund to a lower rate of return upon reinvestment of principal. Also, if a security subject to prepayment has been purchased at a premium, in the event of prepayment the value of the premium would be lost. Like other fixed-income securities, when interest rates rise, the value of a mortgage-related security generally will decline; however, when interest rates decline, the value of mortgage-related securities with prepayment features may not increase as much as other fixed-income securities.

Payment of principal and interest on some mortgage pass-through securities (but not the market value of the securities themselves) may be guaranteed by the full faith and credit of the U.S. Government or its agencies or instrumentalities. Mortgage pass-through securities created by non-government issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance, and letters of credit, which may be issued by governmental entities, private insurers or the mortgage poolers.

Municipal Bonds

Certain Funds may invest in municipal bonds. The two principal classifications of municipal bonds are “general obligation” and “revenue” bonds. Municipal bonds are debt obligations issued to obtain funds for various public purposes, including the construction of a wide range of public facilities such as bridges, highways, housing, hospitals, mass transportation, schools, streets, and water and sewer works. Other purposes for which municipal bonds may be issued include the refunding of outstanding obligations and obtaining funds for general operating expenses or to loan to other public institutions and facilities. Industrial development bonds are a specific type of revenue bond backed by the credit and security of a private user. Certain types of industrial development bonds are issued by or on behalf of public authorities to obtain funds to provide privately-operated housing facilities, sports facilities, convention or trade show facilities, airport, mass transit, port or parking facilities, air or water pollution control facilities and certain local facilities for water supply, gas, electricity, or sewage or solid waste disposal. Assessment bonds, wherein a specially created district or project area levies a tax (generally on its taxable property) to pay for an improvement or project may be considered a variant of either category. There are, of course, other variations in the types of municipal bonds, both within a particular classification and between classifications, depending on numerous factors.

Municipal Notes

Municipal notes include, but are not limited to, tax anticipation notes (“TANs”), bond anticipation notes (“BANs”), revenue anticipation notes (“RANs”) and construction loan notes. Notes sold as interim financing in anticipation of collection of taxes, a bond sale or receipt of other revenues are usually general obligations of the issuer.

TANs. An uncertainty in a municipal issuer’s capacity to raise taxes as a result of such things as a decline in its tax base or a rise in delinquencies could adversely affect the issuer’s ability to meet its obligations on outstanding TANs. Furthermore, some municipal issuers mix various tax proceeds into a general fund that is used to meet obligations other than those of the outstanding TANs. Use of such a general fund to meet various obligations could affect the likelihood of making payments on TANs.

BANs. The ability of a municipal issuer to meet its obligations on its BANs is primarily dependent on the issuer’s adequate access to the longer term municipal bond market and the likelihood that the proceeds of such bond sales will be used to pay the principal of, and interest on, BANs.

RANs. A decline in the receipt of certain revenues, such as anticipated revenues from another level of government, could adversely affect an issuer’s ability to meet its obligations on outstanding RANs. In addition, the possibility that the revenues would, when received, be used to meet other obligations could affect the ability of the issuer to pay the principal of, and interest on, RANs.

The values of outstanding municipal securities will vary as a result of changing market evaluations of the ability of their issuers to meet the interest and principal payments (i.e., credit risk). Such values also will change in response to changes in the interest rates payable on new issues of municipal securities (i.e., market risk). Should such interest rates rise, the values of outstanding securities, including those held in the Fund’s portfolio, will decline and (if purchased at par value) sell at a discount. If interests rates fall, the values of outstanding securities will generally increase and (if purchased at par value) sell at a premium.

Other Investment Companies

Certain Funds may invest in shares of other open-end management investment companies, up to the limits prescribed in Section 12(d) under the 1940 Act, subject to the Funds’ non-fundamental investment policies. Other investment companies in which the Funds invest can be expected to charge fees for operating expenses such as investment advisory and administration fees, that would be in addition to those charged by the Funds.

Participation Interests

Certain of the Funds may purchase participation interests in loans or instruments in which the Fund may invest directly that are owned by banks or other institutions. A participation interest gives a Fund an undivided proportionate interest in a loan or instrument. Participation interests may carry a demand feature permitting the holder to tender the interests back to the bank or other institution. Participation interests, however, do not provide the Fund with any right to enforce compliance by the borrower, nor any rights of set-off against the borrower and the Fund may not directly benefit from any collateral supporting the loan in which it purchased a participation interest. As a result, the Fund will assume the credit risk of both the borrower and the lender that is selling the participation interest.

Repurchase Agreements

Certain Funds may enter into repurchase agreements, wherein the seller of a security to the Fund agrees to repurchase that security from the Fund at a mutually agreed upon time and price. All repurchase agreements will be fully “collateralized,” as defined under the 1940 Act. The maturities of the underlying securities in a repurchase agreement transaction may be greater than twelve months, although the maximum term of a repurchase agreement will always be less than twelve months. If the seller defaults and the value of the underlying securities has declined, a Fund may incur a loss. In addition, if bankruptcy proceedings are commenced with respect to the seller of the security, the Fund’s disposition of the security may be delayed or limited.

Each Fund may not enter into a repurchase agreement with a maturity of more than seven days, if, as a result, more than 10% of the market value of such Fund’s net assets would be invested in repurchase agreements with maturities of more than seven days and illiquid securities. The Funds may participate in pooled repurchase agreement transactions with other funds advised by the adviser.

Each Fund may enter into reverse repurchase agreements (an agreement under which a Fund sells its portfolio securities and agrees to repurchase them at an agreed-upon date and price). At the time a Fund enters into a reverse repurchase agreement it will place in a segregated custodial account liquid assets such as U.S. Government securities or other liquid high-grade debt securities having a value equal to or greater than the repurchase price (including accrued interest) and will subsequently monitor the account to ensure that such value is maintained.

Restricted Securities

Certain Funds may invest in certain restricted securities, including those which may be resold only in accordance with Rule 144A under the 1933 Act (“Rule 144A Securities”) and commercial paper issued in reliance on Section 4(2) of the 1933 Act (“4(2) Paper”). Rule 144A Securities and 4(2) Paper (“Restricted Securities”) are not publicly traded, and thus the liquidity of the market for such securities may vary. Delay or difficulty in selling such securities may result in a loss to a Fund. Restricted Securities that are “illiquid” are subject to the Funds’ policy of not investing or holding more than 10% of net assets in illiquid securities. The investment adviser, under guidelines approved by the Board, will evaluate the liquidity characteristics of each Restricted Security proposed for purchase by a Fund on a case-by-case basis and will consider the following factors, among others, in their evaluation: (1) the frequency of trades and quotes for the Restricted Security; (2) the number of dealers willing to purchase or sell the Restricted Security and the number of other potential purchasers; (3) dealer undertakings to make a market in the Restricted Security; and (4) the nature of the Restricted Security and the nature of the marketplace trades (e.g., the time needed to dispose of the Restricted Security, the method of soliciting offers and the mechanics of transfer). In order for the adviser to determine that 4(2) Paper is liquid, the adviser must find that, in addition to satisfying the factors identified above, the following conditions are met: (1) the 4(2) Paper must not be traded flat or be in default as to principal or interest; and (2) the 4(2) Paper must be rated in one of the two highest rating categories by at least two NRSROs or, if only one NRSRO rates the 4(2) Paper, by that NRSRO; or if the 4(2) Paper is unrated, the Board must have determined that the security is of equivalent quality.

Unrated and Downgraded Investments

The Funds may purchase instruments that are not rated if, in the opinion of the adviser, such obligations are of comparable quality to other rated investments that are permitted to be purchased by the Funds. The Funds may purchase unrated instruments only if they are purchased in accordance with the Funds’ procedures adopted by the Board in accordance with Rule 2a-7 under the 1940 Act. After purchase by a Fund, a security may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund. In the event that a portfolio security ceases to be an “Eligible Security” or no longer “presents minimal credit risks,” immediate sale of such security is not required, provided that the Board has determined that disposal of the portfolio security would not be in the best interests of the Fund.

U.S. Government and U.S. Treasury Obligations

Certain Funds may invest in obligations of agencies and instrumentalities of the U.S. Government (“U.S. Government obligations”). Payment of principal and interest on U.S. Government obligations (i) may be backed by the full faith and credit of the United States (as with U.S. Treasury bills and Government National Mortgage Association (“GNMA”) certificates) or (ii) may be backed solely by the issuing or guaranteeing agency or instrumentality itself (as with Federal National Mortgage Association (“FNMA”) notes). In the latter case, investors must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government will provide financial support to its agencies or instrumentalities where it is not obligated to do so. In addition, U.S. Government obligations are subject to fluctuations in market value due to fluctuations in market interest rates. As a general matter, the value of debt instruments, including U.S. Government obligations, declines when market interest rates increase and rises when market interest rates decrease. Certain types of U.S. Government obligations are subject to fluctuations in yield or value due to their structure or contract terms.

Variable Rate and Amount Master Notes

Certain Funds may invest in variable amount master demand notes, obligations which permit the investment of fluctuating amounts at varying market rates of interest pursuant to arrangements between the issuer and the Funds whereby both parties have the right to vary the amount of the outstanding indebtedness on the notes.

Because these obligations are direct lending arrangements between the lender and borrower, it is not contemplated that such instruments generally will be traded, and there generally is no established secondary market for these obligations, although they are redeemable at face value. Accordingly, where these obligations are not secured by letters of credit or other credit support arrangements, a Fund’s right to redeem is dependent on the ability of the borrower to pay principal and interest on demand. Such obligations frequently are not rated by credit rating agencies and each Fund may invest in obligations which are not so rated only if the adviser determines that at the time of investment the obligations are of comparable quality to the other obligations in which such Fund may invest.

Zero Coupon Bonds

Certain Funds may invest in zero coupon bonds. Zero coupon bonds are securities that make no periodic interest payments, but are instead sold at discounts from face value. The buyer of such a bond receives the rate of return by the gradual appreciation of the security, which is redeemed at face value on a specified maturity date. Because zero coupon bonds bear no interest, they are more sensitive to interest-rate changes and are therefore more volatile. When interest rates rise, the discount to face value of the security deepens and the securities decrease more rapidly in value; conversely, when interest rates fall, zero coupon securities rise more rapidly in value as the discount to face value narrows.

Nationally Recognized Statistical Ratings Organizations (“NRSROs”)

The ratings of Standard & Poor’s (“S&P”), Moody’s Investors Services (“Moody’s”), Fitch Investor Services (“Fitch”), A.M. Best Company (“Best”), and Dominion Bond Ratings Service, Ltd. (“DBRS”) represent their opinions as to the quality of debt securities. It should be emphasized, however, that ratings are general and not absolute standards of quality, and debt securities with the same maturity, interest rate and rating may have different yields while debt securities of the same maturity and interest rate with different ratings may have the same yield. Subsequent to purchase by the Funds, an issue of debt securities may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Funds. The adviser will consider such an event in determining whether the Fund involved should continue to hold the obligation.

SPECIAL CONSIDERATIONS AFFECTING

CALIFORNIA MUNICIPAL OBLIGATIONS

In addition to the general financial condition of the State, certain California constitutional amendments, legislative measures, executive orders, civil actions and voter initiatives could adversely affect the ability of issuers of California municipal obligations to pay interest and principal on such obligations. The following summary does not purport to be a comprehensive description of all relevant facts. Although the Trust has no reason to believe that the information summarized herein is not correct in all material respects, we have not independently verified this information for accuracy or thoroughness. Rather, this information has been culled from official statements and prospectuses issued in connection with various securities offerings of the State of California and local agencies in California, available as of the date of this Statement of Additional Information. Further, these estimates and projections should not be construed as statements of fact. They are based upon assumptions, which may be affected by numerous factors, and there can be no assurance that target levels will be achieved.

General Economic Factors. The economy of the State of California is the largest among the 50 States and is one of the largest in the world, with prominence in the high technology, trade, entertainment, agriculture, manufacturing, tourism, construction and services sectors. The State’s General Fund depends heavily on revenue sources that are cyclical, notably personal income and sales taxes. During the boom in the mid- to late- 1990s, record revenues flowed into the General Fund. The Legislature absorbed the unanticipated revenues by enacting new spending mandates and significant tax cuts took effect. Beginning in 2001, California’s economy slid into recession, and as thousands of jobs were lost and capital gains taxes on stock transfers dropped, General Fund revenues sharply declined.

The State’s economy began to improve in 2004 and continued to grow at a solid pace through 2005, resulting in a substantial increase in General Fund revenues that exceeded budget forecasts. Fluctuations in General Fund revenues are more pronounced than the volatility in California’s overall economy and more substantial than the revenue fluctuations in other states, according to a January 2005 study by the Legislative Analyst’s Office (“LAO”), a nonpartisan agency. For fiscal years ending June 2002, 2003 and 2004, revenue projections repeatedly proved too optimistic and shortfalls resulted. For the 2004-05 fiscal year, however, revenues were $82.2 billion, or $2.3 billion more than the estimate in the 2005-06 Budget Act. In its proposed budget for 2006-07, the Governor’s office further projected that revenues will rise to $87.7 billion in 2005-06 (up $3.2 billion from the 2005-06 Budget Act) and $92.0 billion in 2006-07 (up $3.7 billion from the estimates made at the time the 2005-06 Budget Act was adopted). The LAO, however, notes that most of the revenue growth is coming from volatile sources such as business earnings and investment income, which would subside quickly should the State’s economy experience a more severe slowing than is currently anticipated in 2006 and 2007.

The budgetary stresses resulting from dependence on cyclical revenue sources have been compounded by an underlying budget imbalance in which expenditures exceed revenues. In January 2006, in presenting the 2006-07 Governor’s Budget, the Governor acknowledged that General Fund expenditures in 2006-07 will exceed General Fund revenues by $5.9 billion. While the LAO estimates that the 2006-07 fiscal year will end with a meaningful reserve, it expects that operating shortfalls will continue in subsequent years, reaching nearly $4 billion in 2007-08 and nearly $5 billion in 2008-09.

The California economy strengthened and generally outperformed expectations in 2005. In early 2006, the Governor’s office predicted that moderate economic growth will continue in 2006 and 2007, although at a more subdued pace than in 2005. Specifically, it projected that the State’s personal income growth will slow from 6.0 percent in 2005, to 5.8 percent and 5.5 percent in 2006 and 2007, respectively. California non-farm payroll employment was 1.5 percent higher than a year earlier in the first 11 months of 2005. In the first 11 months in 2004, in contrast, non-farm payroll employment was only 1 percent higher than for the comparable period a year earlier. The State’s unemployment rate dropped from an average of 6.3 percent in the first 11 months of 2004 to 5.4 percent in the first 11 months of 2005, as the number of unemployed persons fell below 1,000,000 for the first time in nearly four years. The average national unemployment rate in 2005 was 5.1 percent.

After several years of record sales and soaring prices, real estate home sales showed signs of softening in the final quarter of 2005. The median price for existing home sales more than doubled between 2001 and mid-2005, but then began declining in late in 2005. Other indicators pointing to a housing slowdown include fewer loan applications, rising inventories of homes on the market and a slower pace of new building permit activity. According to the 2006-07 Governor’s Budget, the major risk for the outlook of the California economy is a sharp slowdown in residential construction. Other risks to the State’s economy include higher-than-anticipated energy and interest costs, which are expected to take their toll on consumer confidence and discretionary incomes.

Bond Ratings. Three major credit rating agencies, Moody’s, S&P and Fitch, assign ratings to California long-term general obligation bonds. The ratings of Moody’s, S&P and Fitch represent their opinions as to the quality of the municipal bonds they rate. It should be emphasized, however, that ratings are general and are not absolute standards of quality. Consequently, municipal bonds with the same maturity, coupon and rating may have different yields while obligations with the same maturity and coupon with different ratings may have the same yield.

In May 2006, S&P and Moody’s each raised the State’s general obligation bond rating from A to A+ and from A2 to A1, respectively, citing the State’s strong economy and increased tax revenues. In July 2005, Fitch upgraded the ratings on these same bonds from A- to A. It is not possible to determine whether or the extent to which Moody’s, S&P or Fitch will change such ratings in the future.

Notwithstanding the recent upgrades by the rating services, California’s general obligation bonds currently have lower ratings than many other states. Lower ratings make it more expensive for the State to raise revenue and in some cases, could prevent the State from issuing general obligation bonds in the quantity otherwise desired. Downgrades may negatively impact the marketability and price of securities in the Fund’s portfolio.

State Finances. The monies of California are segregated into the General Fund and approximately 900 Special Funds. The General Fund consists of the revenues received by the State’s Treasury that are not otherwise required by law to be credited to another fund, as well as earnings from State monies not allocable to another fund. The General Fund is the principal operating fund for the majority of governmental activities and is the depository of most major revenue sources of the State. Funds in the General Fund are appropriated pursuant to constitutional mandates or by legislation.

The unreserved fund balance of the General Fund is known as the Special Fund for Economic Uncertainties (“SFEU”). The SFEU consists of the residual of total resources after total expenditures and all legal reserves (such as a reserve for encumbrances). The State draws on the SFEU to fund general activities when revenues decline or expenditures unexpectedly increase. Any appropriation made from the SFEU is an appropriation from the General Fund for budgeting and accounting purposes.

Inter-fund borrowing permits the General Fund to transfer money from special funds when the General Fund is or will be exhausted. All transfers must be restored to the transferor special fund as soon as there is sufficient money in the General Fund to do so, and no transfer may be made if it would interfere with the objective for which such special fund was created. As of March 31, 2006, outstanding loans to the General Fund consisted of $2.23 billion from the SFEU and other special funds.

A new Special Reserve Fund was created in 2004 with the successful passage of Proposition 58, one of a pair of propositions advanced by Governor Schwarzenegger in March 2004. The State is required to contribute to the Special Reserve Fund one percent of revenues in 2007, two percent in 2007-08, and three percent in subsequent years, subject to a cap.

Governor Schwarzenegger successfully presented several proposals to plug the hole in the State’s finances during fiscal year 2003-04. Proposition 57 authorized $15 billion of economic recovery bonds (“ERBs”). The companion proposition, Proposition 58, prohibits future use of many types of deficit bonds (notably excluding short-term borrowing to cover cash shortfalls), and requires the Legislature to enact a balanced budget. Previously, governors were required to propose a balanced budget, but the Legislature could have enacted a deficit budget. Half of the Proposition 58 Special Reserve Funds are allocated for the repayment of the ERBs authorized by Proposition 57; the Fund will also be used to cushion against future economic downturns or remediate natural disasters. The ERBs are also secured by a dedicated 1/4 cent sales tax; the net sales tax has not increased because Proposition 57 also reduced the authority of local governments to levy sales taxes by 1/4 cent.

In May and June 2004, the State Treasury issued $11 billion of an authorized $15 billion ERBs, leaving $4 billion in reserve. The State may issue the remainder of authorized ERBs at any time in the future. However, the 2006-07 Governor’s Budget assumed no ERBs will be issued in fiscal years 2005-06 or 2006-07. The proceeds of the 2004 bond sale funded general obligations, including repayment of $14 billion in short-term revenue anticipation notes (“RANs”) and revenue anticipation warrants (“RAWs”) due in June 2004. A RAN is an obligation that is issued and repaid within a single fiscal year; a RAW is issued and redeemed in different fiscal years.

At the same time that State voters authorized the ERBs, they also approved the issuance of $12 billion in general obligation bonds to construct and renovate public education facilities (kindergarten through university level). In November 2004, voters endorsed proposals to issue $3 billion of state general obligation bonds to fund stem cell research and $750 million in state general obligation bonds to fund grants to children’s hospitals.

The Legislature has approved approximately $600 million of new bond issuance for library construction to be placed on the June 2006 primary election ballot. In addition, the Legislature has approved a $10.4 billion general obligation bond to fund K-12 and Higher Education, a $2.85 billion general obligation bond providing homeownership, rental and permanent housing opportunities, a $4.09 billion general obligation bond to repair and maintain levees and improve flood control systems and a $19.9 billion general obligation bond to fund road repairs, reduce congestion, improve bridge safety, expand public transit and improve port security on the November 2006 general election ballot. These proposed general obligation bonds are part of the Governor’s Strategic Growth Plan discussed further below. Additional bond proposals may also be added to the 2006 general election ballots.

Fiscal Year 2005-06 Budget. California’s fiscal year runs from July 1 to the following June 30. The January before the existing budget expires, the Governor proposes a new budget. The Governor’s proposal is based on assumptions about the budget act then in effect, is updated in May, and is subject to negotiation with the Legislature before enactment in the summer.

The 2005-06 Budget Act, enacted on July 11, 2005 (the “2005-06 Budget”), projected an increase in General Fund revenues of 5.7 percent, from $79.9 billion in 2004-05 to $84.5 billion in 2005-06. The revenue projections assumed a continued but moderating growth in California’s economy. The 2005-06 Budget contained an increase in General Fund appropriations of 9.2 percent, from $81.7 billion in 2004-05 to $90.0 billion in 2005-06. The difference between revenues and expenditures is funded by using a part of the $7.5 billion reserve balance at June 30, 2005. At the time the 2005-06 Budget was enacted, the resulting shortfall was expected to draw down the current year reserve to $1.3 billion at the end of fiscal year 2005-06. About $900 million of this reserve will be set aside for payment in 2006-07 of tax refunds and other adjustments related to the tax amnesty program implemented in early 2005.

As signed by the Governor, the 2005-06 Budget funds the 2005-06 minimum legally required level for K-12 education, using the levels set in the 2004-05 Budget as the basis for mandated increases. The State saved $3.8 billion in 2004-05 by not paying the minimum guaranteed level for 2004-05; under current law, this amount must be restored in future years. The 2005-06 Budget also repays local governments $1.2 billion owed to them by August 2006 for vehicle-license fees (“VLF”) pursuant to a cost avoidance mechanism incorporated into the 2004-05 Budget and approved by voters in November 2004. The 2005-06 Budget provides for the transfer of $1.3 billion of gasoline tax revenues to State transportation initiatives, consistent with Proposition 42. The 2005-06 Budget also defers payments of some obligations, including a proposed $464 million bond to fund a judgment against the State for flood damage. The Governor’s proposal to sell $1.7 billion of additional ERBs was deleted from the 2005-06 Budget following higher revenue estimates in the May revision of the 2005-06 Budget. The 2005-06 Budget contained no new taxes.

The 2005-06 Budget continued to rely on a compact reached with local governments and approved by voters in November 2004 that permits the State to keep $1.3 billion in property tax revenues otherwise owed to local governments for each of fiscal years 2004-05 and 2005-06. Beginning in 2006-07, State authority to reduce local governments’ share of tax revenue will be curbed. The measure also replaced local governments’ 1/4 cent of sales tax revenue with a share of property tax revenue, permanently reduced the VLF to 0.65 percent and eliminated the State’s obligation to backfill VLF revenues that previously were dedicated to local governments.

Some of the revenue and cost-saving assumptions reflected in the 2005-06 Budget were uncertain at the time of enactment. Revenue from a proposed $1 billion bond offering secured by payments from Native American tribal gaming under new compacts was included in the 2005-06 Budget, despite a pending lawsuit challenging the compacts. The new compacts are expected to result in substantial payments to the State in exchange for expanded gambling rights. The Department of Finance now anticipates that such funding will likely not be available until fiscal year 2006-07. In addition, the 2005-06 Budget included $525 million in pension bond revenue; however, these bonds are subject to legal challenge on the same grounds that a similar pension bond issuance was blocked during fiscal year 2004-05.

In a September 2005 report, the LAO concluded that, despite some corrective actions in the 2005-06 Budget, the State’s ongoing structural budget problem remains a major concern. The LAO noted that the 2005-06 Budget contains a significant number of one-time or limited-term solutions, including, among others, holding Proposition 98 funding for the 2004-05 at the level provided in the 2004-05 budget for a savings of about $3 billion, cutting $455 million in social services, retaining $380 million in certain sales taxes on gasoline (so-called “spillover funds”) in the General Fund instead of using them for public transit purposes, and certain borrowings and revenue increases.

In the LAO’s November 2005 Fiscal Outlook report, the LAO predicted that the State will generate a reserve of about $5.2 billion during the 2005-06 budget year, up by nearly $4 billion from the 2005-06 budget estimate. The LAO report predicted that the reserve will be more than sufficient to overcome the approximately $4 billion operating deficit predicted for 2006-07 without additional program reductions or sources of revenue. However, the LAO warned that multibillion-dollar operating deficits will persist in future budgets and that the State continues to have a longer-term structural deficit problem.

Many of the Governor’s budget proposals are controversial and there can be no assurance that any of the cost-cutting or revenue-raising proposals will be enacted by the Legislature or withstand judicial scrutiny. Final action on budget adjustments for 2005-06 and enactment of the 2006-07 Budget Act will occur following negotiations between the Legislature and the Governor.

Future Budgets. We cannot predict what actions will be taken in the future by the State Legislature, the Governor and voters to deal with changing State revenues and expenditures. Governor Schwarzenegger has presented budget reforms directly to voters as ballot propositions that amend the California Constitution. Embedding near-term solutions into the State Constitution, particularly solutions that defer current costs and that anticipate benefits in the future, may impair the State’s flexibility and limit its options in the future. The State budget will be affected by national and State economic conditions and other factors.

State Indebtedness. The State Treasurer is responsible for the sale of debt obligations of the State and its various authorities and agencies.

General Obligation Bonds. California’s capacity to issue general obligation bonds is described in the State Constitution. General obligation indebtedness of the State may not be created without the approval of a majority of voters. Debt service on general obligation bonds is the second charge to the General Fund after the support of the public school system and public institutions of higher education. General obligation bond acts provide that debt service on general obligation bonds shall be appropriated annually from the General Fund and all debt service on general obligation bonds is paid from the General Fund. Certain general obligation bond programs receive revenues from sources other than the sale of bonds or the investment of bond proceeds. As of March 1, 2006, the State had outstanding approximately $47.8 billion aggregate principal amount of long-term general obligation bonds and unused voter authorizations for the future issuance of $33.2 billion of long-term general obligation bonds.

Commercial Paper. Voter-approved general obligation indebtedness may be issued as commercial paper notes for some bond issues. Pursuant to the terms of the bank credit agreement supporting the general obligation commercial paper program, not more than $1.46 billion in general obligation commercial paper notes may be outstanding at any time. As of March, 2006, the State had $981 million aggregate principal amount of any general obligation commercial paper notes outstanding.

Lease-Revenue Bonds. In addition to general obligation bonds, the State builds and acquires capital facilities through the use of lease-revenue bonds. Under these arrangements, the State Public Works Board, another State or local agency or a joint powers authority issues bonds to pay for the construction of facilities such as office buildings, university buildings or correctional institutions. These facilities are leased to a State agency or the University of California under a long-term lease which provides the source of payment of the debt service on the lease-revenue bonds. The State had approximately $7.7 billion General Fund-supported lease-revenue debt outstanding as of March 1, 2006.

Non-Recourse Debt. Certain State agencies and authorities issue revenue obligations for which the General Fund has no liability. Revenue bonds represent obligations payable from State revenue-producing enterprises and projects, which are not payable from the General Fund, and conduit obligations payable only from revenues paid by private users of facilities financed by the revenue bonds. The enterprises and projects include transportation projects, various public works projects, public and private educational facilities (including the California State University and University of California systems), housing, health facilities and pollution control facilities. State agencies and authorities had outstanding about $40.2 billion in aggregate principal amount of revenue bonds and notes which are non-recourse to the General Fund as of December 30, 2005.

Cash Flow Borrowings. As part of its cash management program, the State has regularly issued short-term obligations to meet cash flow needs. The State issued $3.0 billion of RANs to meet its short-term cash flow needs in 2005-06.

Borrowings from the United States Department of Labor. In 2003-04, California did not collect unemployment contributions sufficient to match unemployment claims, and the State obtained a loan from the U.S. Department of Labor to pay unemployment benefits in calendar year 2004. The loan was repaid prior to September 30, 2004. While unemployment insurance tax receipts have increased and unemployment benefits claims have fallen, the potential for calendar year 2005 borrowing remains.

Constitutional, Legislative and Other Factors. California voters have approved a series of tax-limiting initiatives, adding complexity to the revenue-raising process of the State and local entities. California also has a rule of taxpayer standing (Cal. C.C.P. 526a) that permits any citizen or corporation liable to pay a tax to challenge the assessment in court to prevent illegal expenditure, waste, or injury, provided that no bonds for public improvements or public utilities may be enjoined. With this relatively low bar to taxpayer lawsuits, the California judiciary has interpreted many of the tax-related initiatives, sometimes with results unexpected by taxing authorities. No assurances can be given that California entities will be able to raise taxes to meet future spending requirements. It is also possible that California entities have not successfully complied with the complex legislative framework, and may in the future be required to return revenues previously collected.

The initiatives began in 1978 with Proposition 13 (Cal. Const. Art. XIIIA), which, as amended, generally caps the maximum real property tax that may be imposed at one percent, caps annual increases in assessed property values at two percent, permits reassessment to market value only on sale (subject to certain exemptions), and requires local governments to obtain the approval of two-thirds of the electorate to impose special taxes (taxes imposed for specific purposes). Proposition 13 also gave the State legislature responsibility for allocating the remaining proceeds of the property tax. Proposition 13 was intended to stop local governments from relying on open-ended voter approval to incur governmental expenses deemed desirable from year to year, and from levying taxes accordingly. Proposition 13 is believed to have altered local land development policies by encouraging localities to approve development of retail facilities over housing: typically, cities and counties obtain the highest net revenues from retail developments, and housing and manufacturing developments often yield more costs than tax revenues. Furthermore, because the basic one percent ad valorum tax is based on the value of the property as of the owner’s acquisition, the amount of tax on comparable properties varies widely.

Proposition 4 or the “Gann Initiative” (Cal. Const. Art. XIIIB) was adopted in 1979 and restricts State and local spending of revenues derived from taxes, regulatory licenses, user charges or other fees. The spending limits are adjusted annually to reflect changes in the cost of living and population growth. If revenues exceed limits, local governments must return excess revenues to taxpayers in the form of rate reductions; the State is obligated to refund half of the excess to taxpayers, and to transfer the remaining half to schools and community colleges.

Both Propositions 13 and 4 have been amended several times, but both continue to constrain State and local spending. After the passage of Proposition 13, the State provided aid to local governments from the General Fund to make up some of the lost property tax revenues, including taking over the principal responsibility for funding local K-12 schools and community colleges. During the recession of the early 1990s, the State curtailed post-Proposition 13 aid to local government entities other than school districts by requiring cities and counties to transfer some of their allocated property tax revenues to school districts. Notwithstanding the cutbacks, local governments have continued to rely on the State to support basic local functions, including local law enforcement, juvenile justice and crime prevention programs. The State withheld these allocations in part in 2003-04 and 2004-05 to deal with the State’s financial challenges.

In 1986, California voters approved Proposition 62, a statute that requires super-majority approvals of local government taxes. Two-thirds of the local entity’s legislative body and a majority of its electorate must approve any tax for general governmental purposes, and two-thirds vote of the electorate must approve any special tax for specific purposes. In 1995, the California Supreme Court upheld the constitutionality of Proposition 62.

In 1996, California voters approved Proposition 218 (Cal. Const. Arts. XIIIC and XIIID), an initiative with a purpose of “limiting local government revenue and enhancing taxpayer consent.” Proposition 218 requires a majority of a local entity’s electorate to approve any imposition or increase in a general tax, and two-thirds of the local entity’s electorate to approve any imposition or increase in a specific tax. Proposition 218 also precludes special districts, including school districts, from levying general taxes; accordingly, special districts are required to obtain two-thirds approval for any increases. Proposition 218 has a retroactive effect, in that it enables voters to use initiatives to repeal previously authorized taxes, assessments, fees and charges.

Proposition 218 is generally viewed as restricting the fiscal flexibility of local governments, and for this reason, some California cities and counties experienced lowered credit ratings, and other local governments may be reduced in the future. In recent lawsuits, the California Court of Appeal has applied the anti-tax intent of Proposition 218 broadly to find city and county taxes and charges invalid.

Other litigation and initiatives complicate the State’s ability to spend tax revenue.

In 1988, voters passed Proposition 98, which, as modified by Proposition 111, guarantees K-12 schools and community colleges a minimum share of General Fund revenues. Proposition 98 permits the Legislature, by a two-thirds vote in both houses and with the Governor’s concurrence, to suspend the minimum funding formula for a one-year period. The 2004 Budget suspended the level of Proposition 98 spending by approximately $2 billion. However, subsequent growth in General Fund revenues has increased the estimated 2004-05 Proposition 98 guarantee calculation by an additional $1.7 billion, bringing the total value of the suspension to $3.7 billion. This suspended amount is added to the existing maintenance factor, or the difference between Proposition 98 guarantees and actual appropriations. After estimated and proposed payments in 2005-06 and 2006-07, the total estimated maintenance factor balance will be $1.3 billion at the end of fiscal year 2006-07. This maintenance factor balance is required to be restored in future years as economic conditions improve.

With a constitutional initiative in November 2004, voters endorsed a complex tax swap arrangement to provide funding for local governments. As described above, the measure would shift $1.3 billion from local governments in each of 2004-05 and 2005-06, but would prohibit such transfers in the future. At the same time, voters approved a 1 percent surcharge on incomes over $1 million to pay for county mental health services. The LAO cites this enactment as a potential obstacle to efforts to reduce the volatility of state revenues, because it may impede adjustments to the progressive structure of the State’s personal income tax.

The full impact of these propositions and initiatives on existing and future California security obligations remains to be seen. Further, it is unknown whether additional legislation bearing on State and local government revenue will be enacted in the future and, if enacted, whether such legislation will provide California issuers enough revenue to pay their obligations.

The State is involved in certain legal proceedings (described in the State’s recent financial statements) that, if decided against the State, may require the State to make significant future expenditures or may substantially impair revenues. Among other things, the lawsuits seek damages from the State relating to pension funding, flood damages, environmental remediation and energy contracts. Claimants seek refunds of corporate tax assessments and escheats, and prohibitions against deferral of payments to local governments.

Penalties against the State for administrative errors may require the State to make significant future payments. The State of California expects to receive about $56.2 billion in federal funds in 2005-06, with roughly $30.0 billion dedicated to various health and social services programs and about $14.6 billion allocated to education. Compliance with federal program requirements is enforced by penalties. The State has incurred more than $970 million in penalties for failing e to implement a statewide computer system to track child support payments; if the system is operational in 2006, the penalty may be waived.

Other Considerations. Certain debt obligations held by the Funds may be obligations payable solely from lease payments on real or personal property leased to the State, cities, counties or their various public entities. California law provides that a lessor may not be required to make payments during any period that it is denied use and occupancy of the property in proportion to such loss. Moreover, the lessor only agrees to appropriate funding for lease payments in its annual budget for each fiscal year. In case of a default under the lease, the only remedy available against the lessor is that of reletting the property; no acceleration of lease payments is permitted. Each of these factors presents a risk that the lease financing obligations held by a Fund would not be paid in a timely manner.

Certain debt obligations held by the Funds may be obligations payable solely from the revenues of health care institutions. The method of reimbursement for indigent care, California’s selective contracting with health care providers for such care and selective contracting by health insurers for care of its beneficiaries now in effect under California and federal law may adversely affect these revenues and, consequently, payment on those debt obligations.

Recent Developments Regarding Energy. The stability of California’s power grid and its transmission capacity remains of concern. In its 2004 Summer Assessment, California’s Independent Service Operator (“ISO”) predicted adequate capacity to meet anticipated summer 2004 demands, but with a narrow operating margin, and with the reliability of the power grid qualified by anticipated transmission bottlenecks in about 30 areas. Heat waves in Southern California in the spring of 2004 have resulted in transmission emergencies, which have prompted cuts to certain volunteer customers and also short rotating blackouts. In 2000 and 2001, at the height of California’s energy crisis, the State experienced rolling blackouts, or cuts of power to entire blocks of the power grid. Since 2001, California’s supply of electric energy has been augmented by 36 new power plants with a combined capacity of 5,000 megawatts becoming operational, and transmission lines have been upgraded.

Financially, California is still paying the costs incurred in 2000-01, and it is still contesting those costs. In January 2001, then-Governor Davis directed the California Department of Water Resources (“CDWR”) to enter into contracts for the purchase and sale of electric power as necessary when three investor-owned utilities (“IOUs”) exhausted their cash reserves and became unable to purchase electricity in the spot market. Accordingly, CDWR entered into long-term contracts worth an aggregate $42.5 billion. When power prices subsequently fell, CDWR renegotiated the terms of these contracts, resulting in some cost savings. As of January 1, 2003, the CDWR’s authority to enter into new power purchase contracts was terminated.

California has asserted that certain long-term energy contracts should be invalidated by market manipulation by certain energy companies and it continues to seek disgorgement of up to $9 billion. The State is currently appealing decisions of the Federal Energy Regulatory Commission (“FERC”) denying the State’s claims. In addition, the State is engaged in a number of other court proceedings stemming from the energy crisis.

CDWR’s present liability for the 2001-02 power purchases consists of $11.263 billion in revenue bonds. Payment on the CDWR revenue bonds is made from bond service charges paid by customers of the IOUs. For calendar year 2006, the CDWR estimates that the aggregate bond service charge would be $882 million. The CDWR revenue bonds are not a debt or liability of the State and do not obligate the State to levy or pledge any form of taxation or to make any appropriation for their payment.

Natural gas prices in California are not regulated and therefore may fluctuate. One of the State’s IOUs also supplies natural gas, and its credit difficulties and bankruptcy filing have impaired its ability to obtain supplies. Significant interruption in natural gas supplies could adversely affect the economy, including generation of electricity, much of which is fueled by natural gas.

There can be no assurance that there will not be continued and future disruptions in energy supplies or related developments that could adversely affect the State’s and local governments’ economies, and that could in turn affect State and local revenues.

Seismic Activity. Substantially all of California is within an active geologic region subject to major seismic activity. Northern California in 1989 and Southern California in 1994 experienced major earthquakes causing billions of dollars in damage. The federal government provided more than $13 billion in aid for both earthquakes, and neither event has had any long-term negative economic impact. Any California municipal obligation in the fund could be affected by an interruption of revenues because of damaged facilities, or, consequently, income tax deductions for casualty losses or property tax assessment reductions. Compensatory financial assistance could be constrained by the inability of (i) an issuer to have obtained earthquake insurance coverage rates; (ii) an insurer to perform on its contracts of insurance in the event of widespread losses; or (iii) the federal or State government to appropriate sufficient funds within their respective budget limitations.

Fire. Due to hot summers, low humidity and dry winds, California is subject to certain risks with regard to wildfires. In October 2003, wildfires engulfed over 746,000 acres and hundreds of homes in Los Angeles, Riverside, San Bernardino, San Diego and Ventura Counties. The President declared disaster areas in four counties. Losses have been estimated in the range of $1.5 to $2.5 billion. As of May 2004, state and federal authorities had assembled more than $300 million in disaster relief funds.

Water Supply and Flooding. Due to aspects of its geography, climate and continually growing population, California is subject to certain risks with regard to its water resources. California has intermittently experienced droughts and floods. During droughts in the 1980s and 1990s, some urban areas resorted to mandatory rationing, farmers in several agricultural areas chose to leave part of their acreage fallow, and ecosystems in some regions endured severe deprivations. Heavy rainfall may result in floods. On February 27, 2006, the Governor declared a State of Emergency to permit immediate work on repair of levees and waterways in the Sacramento-San Joaquin Flood Control System. These emergency repairs are expected to cost approximately $200 million, some or all of which may be reimbursed by the federal government or from bond funds. Following the 2003 fires, torrential rain in Southern California precipitated mudslides, which compounded losses suffered in the wildfires. In 2004, heavy rains again resulted in landslides in Southern California. As with the potential risks associated with seismic activity, any California municipal obligation in the fund could be affected by an interruption of revenues because of damaged facilities or income tax deductions for casualty losses or property tax assessment reductions.

SPECIAL CONSIDERATIONS

AFFECTING MINNESOTA MUNICIPAL OBLIGATIONS

The following highlights some of the more significant financial trends and issues affecting Minnesota and its economy and is based on information drawn from official statements, government web sites and other resources publicly available as of the date of this SAI. While the Trust has not independently verified such information, it has no reason to believe that such information is incorrect in any material respect.

Constitutional State Revenue Limitations. Minnesota’s constitutionally prescribed fiscal period is a biennium. No agency or other entity may spend more than its “allotment.” The State’s Commissioner of Finance, with the approval of the Governor, is required to reduce excess allotments to the extent necessary to balance expenditures and forecasted available resources for the then current biennium. The Governor may seek legislative action when a large reduction in expenditures appears necessary, and if the State’s legislature is not in session, the Governor is empowered to convene a special legislative session.

Effect of Limitations on Ability to Pay Bonds. There are no constitutional or statutory provisions which would impair the ability of Minnesota municipalities, agencies or instrumentalities to meet their bond obligations if the bonds have been properly issued.

Population Trends in the State. Minnesota resident population grew from 4,390,000 in 1990 to 4,934,000 in 2000 or, at an average annual compound rate of 1.2 percent, the same as the national average at an annual compound rate during this period. From 2000 to 2004, Minnesota’s resident population grew at an annual compound rate of 0.8 percent compared to the annual rate for the U.S. as a whole of 1.0 percent. Minnesota population is currently forecast by the U.S. Department of Commerce to grow at annual rate of 0.8 percent through 2030.

Structure of the State’s Economy. Diversity and a significant natural resource base are two important characteristics of the State’s economy.

At an aggregate level of detail, the structure of the State’s economy parallels the structure of the United States economy as a whole. For 2004, State employment in 14 major sectors was distributed in approximately the same proportions as national employment. In all sectors, the share of the total State employment was within two percentage points of national employment share.

Some unique characteristics of the State’s economy are apparent in employment concentrations in industries that comprise the durable goods and non-durable goods manufacturing categories. In the durable goods industries, the State’s employment was highly concentrated in the fabricated metals, machinery and computers and electronics categories. Of particular importance is the computers and electronics category in which 24.3 percent of the State’s durable goods employment was concentrated in 2004, as compared to 14.9 percent for the United States as a whole.

The importance of the State’s resource base for overall employment is apparent in the employment mix in non-durable goods industries. In 2004, 36.0 percent of the State’s non-durable goods employment was concentrated in food manufacturing. This compares to 27.7 percent in the national economy. Over half of the State’s acreage is devoted to agricultural purposes. Printing and related activities are also relatively more important in the State than in the U.S.

Mining is currently a less significant factor in the State economy than it once was. Mining employment, primarily in the iron ore or taconite industry, dropped from 6.1 thousand in 1990 to 3.5 thousand in 2004.

Employment Growth in the State. Between 1990 and 2000, Minnesota’s employment grew 23.9 percent compared with 19.9 percent nationwide. For the 2000 to 2004 period, Minnesota’s employment declined 0.1 percent compared to 1.0 percent nationally. However, Minnesota’s 1.1 percent employment growth for the first 10 months of 2005 lagged behind the 1.5 percent U.S. employment growth for that period.

Performance of the State’s Economy. Since 1990, State per capita personal income has been within ten percentage points of national per capita personal income. The State’s per capita income has generally remained above the national average. In 2004, Minnesota per capita personal income was 109.5 percent of the national average.

During 2003 and 2004, the State’s monthly unemployment rate was generally less than the national unemployment rate, averaging 4.9 percent in 2003, as compared to the national average of 6.0 percent. In 2004, Minnesota’s unemployment rate averaged 4.9 percent, as compared to the national average of 5.6 percent. As of November 2005, Minnesota’s unemployment rate was 3.6 percent, compared to the national average of 5.6 percent.

Local Obligations. The State of Minnesota has no obligation to pay any bonds of its political or governmental subdivisions, municipalities, governmental agencies, or instrumentalities, except that the State has adopted aid intercept programs under which, subject to appropriations, certain school and county obligations may be guaranteed. The creditworthiness of local general obligation bonds is dependent upon the financial condition of the local government issuer, and the creditworthiness of revenue bonds is dependent upon the availability of particular designated revenue sources or the financial conditions of the underlying obligors. Although most of the bonds owned by the Fund are expected to be obligations other than general obligations of the State of Minnesota itself, there can be no assurances that the same factors that adversely affect the economy of the State generally will not also affect adversely the market value or marketability of such other obligations, or the ability of the obligors to pay the principal of or interest on such obligations.

MANAGEMENT

The following information supplements, and should be read in conjunction with, the section in each Prospectus entitled “Organization and Management of the Funds.”

Trustees and Officers. The Board supervises each Fund’s activities, monitors its contractual arrangements with various service providers, and decides upon matters of general policy.

General. The following table provides basic information about the Trustees and Officers of the Trust. Each of the Trustees and Officers listed below acts in identical capacities for the Wells Fargo Advantage family of funds, which consists of 142 funds comprising the Trust, Wells Fargo Variable Trust and Wells Fargo Master Trust (collectively the “Fund Complex” or the “Trusts”). The address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, with the Trustees subject to retirement from service as required pursuant to the Trust’s retirement policy at the end of the calendar year in which a Trustee turns 74.

In the table below and throughout this section, information for Trustees who are not “interested” persons of the Trust, as that term is defined under the 1940 Act (“independent Trustees”), appears separately from the information for the “interested” Trustee. In addition to the officers listed below, the Funds have appointed an Anti-Money Laundering Compliance Officer.

Name, Age and Address	Position Held with Registrant/ Length of Service[1]	Principal Occupation(s) During Past 5 Years	Other Public Company or Investment Company Directorships

INDEPENDENT TRUSTEES

Thomas S. Goho, 63	Trustee, since 1987	Chair of Finance, Wake Forest University, since 2006. Wake Forest University, Calloway School of Business and Accountancy, Benson-Pruitt Professorship since 1999. Associate Professor of Finance 1994-1999.	N/A

Peter G. Gordon, 63	Trustee, since 1998; (Lead Trustee since 2001, Chairman, since 2005).	Chairman, CEO and Co-Founder of Crystal Geyser Water Company and President of Crystal Geyser Roxane Water Company.	N/A

Richard M. Leach, 72	Trustee, since 1987	Retired. President of Richard M. Leach Associates (a financial consulting firm).	N/A

Olivia Mitchell, 53	Trustee, since 2006	Professor of Insurance and Risk Management, Wharton School, University of Pennsylvania. Director of the Boettner Center on Pensions and Retirement Research. Research Associate and Board member, Penn Aging Research Center. Research Associate, National Bureau of Economic Research.	N/A

Timothy J. Penny, 54	Trustee, since 1996	Senior Counselor to the public relations firm of Himle-Horner and Senior Fellow at the Humphrey Institute, Minneapolis, Minnesota (a public policy organization).	N/A

Donald C. Willeke, 66	Trustee, since 1996	Principal of the law firm of Willeke & Daniels.	N/A

INTERESTED[2] TRUSTEE

J. Tucker Morse, 61	Trustee, since 1987	Private Investor/Real Estate Developer.	N/A
Name, Age and Address	Position Held with Registrant/ Length of Service[1]	Principal Occupation(s) During Past 5 Years	Other Public Company or Investment Company Directorships

OFFICERS

Karla M. Rabusch, 47	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC. Senior Vice President and Chief Administrative Officer of Wells Fargo Funds Management, LLC from 2001 to 2003. Vice President of Wells Fargo Bank, N.A. from 1997 to 2000.	N/A

A. Erdem Cimen, 32	Treasurer, since 2006	Vice President of Wells Fargo Bank, N.A. and Vice President of Financial Operations for Wells Fargo Funds Management, LLC. Vice President and Group Finance Officer of Wells Fargo Bank, N.A. Auto Finance Group from 2004 to 2006. Vice President of Portfolio Risk Management for Wells Fargo Bank, N.A. Auto	N/A

Name, Age and Address	Position Held with Registrant/ Length of Service[1]	Principal Occupation(s) During Past 5 Years	Other Public Company or Investment Company Directorships
Finance Group in 2004. Vice President of Portfolio Research and Analysis for Wells Fargo Bank, N.A. Auto Finance Group from 2001 to 2004. Director of Small Business Services Risk Management for American Express Travel Related Services from 2000 to 2001.

C. David Messman, 46	Secretary, since 2000	Vice President and Managing Senior Counsel of Wells Fargo Bank, N.A. Senior Vice President and Secretary of Wells Fargo Funds Management, LLC. Vice President and Senior Counsel of Wells Fargo Bank, N.A. from 1996 to 2003.	N/A

Dorothy Peters, 44	Chief Compliance Officer, Since 2004	Chief Compliance Officer of Wells Fargo Funds Management, LLC since 2004. Chief Compliance Officer for Wells Fargo Funds Management, LLC from 1997 to 2002. In 2002, Ms. Peters left Wells Fargo Funds Management, LLC to pursue personal goals.	N/A

[1]	Length of service dates reflect a Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.
[2]	Basis of Interestedness. J. Tucker Morse is affiliated with a government securities dealer that is registered under the Securities Exchange Act of 1934, but which is not itself affiliated with Wells Fargo Funds Management, LLC.

Committees. All of the independent Trustees are also members of the Trust’s Governance Committee and Audit Committee.

(1) Governance Committee. Whenever a vacancy occurs on the Board, the Governance Committee is responsible for recommending to the Board persons to be appointed as Trustees by the Board, and persons to be nominated for election as Trustees in circumstances where a shareholder vote is required by or under the 1940 Act. Generally, the Governance Committee selects the candidates for consideration to fill Trustee vacancies, or considers candidates recommended by the other Trustees or by the Trust’s management. Pursuant to the Trust’s charter document, only independent Trustees may nominate and select persons to become independent Trustees for the Trust, so long as the Trust has in effect one or more plans pursuant to Rule 12b-1 under the 1940 Act. Shareholder nominees are not considered unless required by or under the 1940 Act. The Governance Committee meets only as necessary, and met three times during the Funds’ most recently completed fiscal year. Peter Gordon serves as the chairman of the Governance Committee.

(2) Audit Committee. The Audit Committee oversees the Funds’ accounting and financial reporting policies and practices, reviews the results of the annual audits of the Funds’ financial statements, and interacts with the Funds’ independent registered public accounting firm on behalf of the full Board. The Audit Committee operates pursuant to a separate charter, and met four times during the Funds’ most recently completed fiscal year. Thomas Goho serves as the chairman of the Audit Committee.

Compensation. Prior to January 1, 2006, each Trustee received an annual retainer (payable quarterly) of $80,000 from the Fund Complex. Each Trustee also received a combined fee of $9,000 for attendance at in-person Fund Complex Board meetings, and a combined fee of $1,500 for attendance at telephonic Fund Complex Board meetings. In addition, the Chairman (formerly referred to as the Lead Trustee) of the Fund Complex received an additional $25,000 annual retainer for the additional work and time devoted by the Chairman.

Effective January 1, 2006, each Trustee receives an annual retainer (payable in quarterly installments) of $102, 000 from the Fund Complex. Each Trustee also receives a combined fee of $12,500 for attendance at in-person Fund Complex Board meeetings, and a combined fee of $1,500 for attendance at telephonic Fund Complex Board meetings. In addition, the Chairperson of the Fund Complex receives an additional $34,000 annual retainer and the Chariperson of the Audit Committee receives an additional $12,000 annual retainer for the additional work and time devoted by the Chairpersons.

The Trustees do not receive any retirement benefits or deferred compensation from the Trust or any other member of the Fund Complex. The Trust’s Officers are not compensated by the Trust for their services. For the fiscal year ended February 28, 2006, the Trustees received the following compensation:

Compensation Table

Period Ended February 28, 2006

Fund Name	Robert C. Brown*	J. Tucker Morse**	Olivia S. Mitchell**	Peter G. Gordon	Richard M. Leach	Thomas S. Goho	Timothy J. Penny	Donald C. Willeke
California Tax-Free Money Market Fund	$209	$975	$273	$1,171	$964	$996	$975	$975

California Tax-Free Money Market Trust	$209	$975	$273	$1,171	$964	$996	$975	$975

Cash Investment Money Market	$209	$975	$273	$1,171	$964	$996	$975	$975

Government Money Market Fund	$209	$975	$273	$1,171	$964	$996	$975	$975

Heritage Money Market Fund	$209	$975	$273	$1,171	$964	$996	$975	$975

Liquidity Reserve Money Market Fund	$209	$975	$273	$1,171	$964	$996	$975	$975

Minnesota Money Market Fund	$209	$975	$273	$1,171	$964	$996	$975	$975

Money Market Fund	$209	$975	$273	$1,171	$964	$996	$975	$975

Money Market Trust	$209	$975	$273	$1,171	$964	$996	$975	$975

Municipal Money Market Fund	$209	$975	$273	$1,171	$964	$996	$975	$975

National Tax-Free Money Market Fund	$209	$975	$273	$1,171	$964	$996	$975	$975

National Tax-Free Money Market Trust	$209	$975	$273	$1,171	$964	$996	$975	$975

Overland Express Sweep Fund	$209	$975	$273	$1,171	$964	$996	$975	$975

Prime Investment Money Market Fund	$209	$975	$273	$1,171	$964	$996	$975	$975

Treasury Plus Money Market Fund	$209	$975	$273	$1,171	$964	$996	$975	$975

100% Treasury Money Market Fund	$209	$975	$273	$1,171	$964	$996	$975	$975

Total Compensation from the Fund Complex***	$29,000	$135,500	$38,000	$162,750	$34,000	$38,500	$135,500	$135,500

*	Robert C. Brown, an Interested Member of the Board of Trustees, resigned from the Board effective April 5, 2005.
**	J. Tucker Morse is an Interested member of the Board of Trustees.
***	Effective January 1, 2006, Olivia Mitchell is an Independent member of the Board of Trustees.
****	Includes total compensation paid to the Trustee for service on the Board and all other boards of funds within the entire Fund Complex (consisting of 139 funds as of February 28, 2006).

Beneficial Equity Ownership Information. As of the calendar year ended December 31, 2005, Trustees and Officers of the Trust, as a group, beneficially owned less than 1% of the outstanding shares of the Trust. The table below shows for each Trustee, the amount of Fund equity securities beneficially owned by the Trustee, and the aggregate value of all investments in equity securities of the Fund Complex, stated as one of the following ranges: 0 = $0; A = $1-$10,000; B = $10,001-$50,000; C = $50,001-$100,000; and D = over $100,000.

Beneficial Ownership in the Funds and Fund Complex

As of December 31, 2005

Fund Name	J. Tucker Morse*	Olivia S. Mitchell**	Peter G. Gordon	Richard M. Leach	Thomas S. Goho	Timothy J. Penny	Donald C. Willeke
California Tax-Free Money Market Fund	0	0	0	0	0	0	0

California Tax-Free Money Market FundTrust	0	0	0	0	0	0	0

Cash Investment Money Market	0	0	0	0	0	0	0

Government Money Market Fund	0	0	0	0	0	0	0

Heritage Money Market Fund	0	0	0	0	0	0	0

Liquidity Reserve Money Market Fund	0	0	0	0	0	0	0

Minnesota Money Market Fund	0	0	0	0	0	0	0

Money Market Fund	0	0	0	0	0	0	0

Money MarketTrust	0	0	0	0	0	0	0

Municipal Money Market Fund	0	0	0	0	0	0	0

National Tax-Free Money Market Fund	0	0	0	0	0	0	0

National Tax-Free Money Market Trust	B	0	0	0	0	0	0

Overland Express Sweep Fund	0	0	0	0	0	0	0

Prime Investment Money Market Fund	0	0	0	0	0	0	0

Treasury Plus Money Market Fund	0	0	0	0	0	0	0

100% Treasury Money Market Fund	0	0	0	0	0	0	0

Aggregate Dollar Range of Equity Securities of Fund Complex***	D	0	D	D	D	D	D

*	J. Tucker Morse is an Interested member of the Board of Trustees.
**	Effective January 1, 2006, Olivia Mitchell is an Independent member of the Board of Trustees.
***	Includes Trustee ownership in shares of other funds within the entire Fund Complex (consisting of 139 funds as of February 28, 2006).

Ownership of Securities of Certain Entities. None of the independent Trustees and/or their immediate family members own securities of the adviser, any sub-advisers, or the distributor, or any entity directly or indirectly controlling, controlled by, or under common control with the adviser, any sub-advisers, or the distributor.

Investment Adviser. Funds Management an indirect wholly-owned subsidiary of Wells Fargo & Company and an affiliate of Wells Fargo Bank, is the investment adviser to the Funds. Funds Management is responsible for implementing the investment policies and guidelines for the Funds, and for supervising the sub-adviser, who is responsible for the day-to-day portfolio management of the Funds.

As compensation for its advisory services, Funds Management is entitled to receive a monthly fee at the annual rates indicated below, as a percentage of each Fund’s average daily net assets:

Fund	Prior to 8/1/04	Effective 8/1/04
California Tax-Free Money Market Fund	0.30%	First 1B Next 4B Over 5B	0.30% 0.275% 0.25%

California Tax-Free Money Market Trust	0.00%	All asset levels	0.00%

Cash Investment Money Market Fund	0.10%	All asset levels	0.10%

Government Money Market Fund	0.10%	All asset levels	0.10%

Liquidity Reserve Money Market Fund	0.35%	First 1B Next 4B Over 5B	0.30% 0.275% 0.25%

Minnesota Money Market Fund	0.30%	First 1B Next 4B Over 5B	0.30% 0.275% 0.25%

Money Market Fund	0.40%	First 1B Next 4B Over 5B	0.30% 0.275% 0.25%

Money Market Trust	0.00%	All asset levels	0.00%

National Tax-Free Money Market Fund	0.10%	All asset levels	0.10%

National Tax-Free Money Market Trust	0.00%	All asset levels	0.00%

Overland Express Sweep Fund	0.45%	First 1B Next 4B Over 5B	0.30% 0.275% 0.25%

Prime Investment Money Market Fund	0.10%	All asset levels	0.10%

Treasury Plus Money Market Fund	0.10%	All asset levels	0.10%

100% Treasury Money Market Fund	0.35%	First 1B Next 4B Over 5B	0.30% 0.275% 0.25%

Fund	Annual Rate (as a percentage of net assets) Effective 4/11/05
Heritage Money Market Fund	All asset levels	0.10%

Municipal Money Market Fund	First 1B Next 4B Over 5B	0.30% 0.275% 0.25%

Advisory Fees Paid. For the fiscal periods indicated below, the following Funds paid to Funds Management the following advisory fees and Funds Management and/or Wells Fargo Bank waived the indicated amounts:

	Period Ended 2/28/05		Year Ended 3/31/05
Fund	Fees Paid	Fees Waived	Fees Paid	Fees Waived
California Tax-Free Money Market	$7,077,966	$4,991,682	$2,439,158	$4,994,147

California Tax-Free Money Market Trust	$0	$0	$0	$0

Cash Investment Money Market	$11,986,327	$5,517,033	$6,906,984	$6,722,121

Government Money Market	$10,275,780	$4,602,667	$4,787,786	$4,721,390

Heritage Money Market**	$204,309	$130,963	N/A	N/A

Liquidity Reserve Money Market	$5,554,682	$2,083,490	$3,416,523	$2,314,881

Minnesota Money Market	$370,498	$104,240	$215,143	$97,700

Money Market	$19,356,747	$6,592,686	$11,855,504	$9,991,952

Municipal Money Market**	$561,611	$561,611	N/A	N/A

Money Market Trust	$0	$0	$0	$0

National Tax-Free Money Market	$3,397,772	$2,437,115	$923,716	$1,565,085

National Tax-Free Money Market Trust	$0	$0	$0	$0

Overland Express Sweep	$11,768,699	$83,524	$10,056,083	$4,435,419

Prime Investment Money Market	$5,651,132	$2,437,115	$2,498,944	$707,732

Treasury Plus Money Market	$4,691,316	$1,377,034	$3,177,407	$1,687,282

100% Treasury Money Market	$8,872,472	$7,274,063	$3,956,512	$5,604,187

*	The Funds changed their fiscal year-end from March 31 to February 28.
**	For the Former Strong Funds, Heritage and Municipal Money Market, fees shown in the table above are for the period April 11, 2005 – February 28, 2006.

	Year Ended 3/31/04		Year Ended 3/31/03
Fund	Fees Paid	Fees Waived	Fees Paid	Fees Waived
California Tax-Free Money Market	$3,169,484	$4,646,694	$4,849,837	$3,026,815

California Tax-Free Money Market Trust	$0	$0	$0	$0

Cash Investment Money Market	$7,297,743	$7,752,607	$7,817,035	$9,038,438

Government Money Market	$7,852,338	$2,794,722	$16,438,697	$2,071,995

Heritage Money Market	N/A	N/A	N/A	N/A

Liquidity Reserve Money Market	$2,173,164	$2,476,473	$1,104,243*	$804,861*

Minnesota Money Market	$354,455	$132,217	$351,980	$39,389

Money Market	$10,051,226	$21,675,448	$19,404,069	$18,215,433

Money Market Trust	$0	$0	$0	$0

Municipal Money Market	N/A	N/A	N/A	N/A

National Tax-Free Money Market	$0	$1,363,303	$113,965	$1,442,439

National Tax-Free Money Market Trust	$0	$0	$0	$0

	Year Ended 3/31/04		Year Ended 3/31/03
Fund	Fees Paid	Fees Waived	Fees Paid	Fees Waived
Overland Express Sweep	$8,226,760	$13,209,883	$24,592,924	$0

Prime Investment Money Market	$1,948,538	$384,798	$2,394,978	$65,671

Treasury Plus Money Market	$2,697,920	$2,101,060	$1,910,045	$401,379

100% Treasury Money Market	$8,328,316	$2,188,082	$7,192,416	$2,669,711

*	The Funds changed their fiscal year-end from March 31 to February 28.

Former Strong Funds. As discussed in the “Historical Fund Information” section, the Heritage Money Market and Municipal Money Market Funds were created as part of the reorganization of certain portfolios of Strong into certain funds of the Trust. Prior to the reorganization, SCM and Funds Management served as the investment advisers to the predecessor portfolios of these Funds. For the period between January 1, 2005, and April 8, 2005, (the “Interim Period”), Funds Management served as the investment adviser to the predecessor portfolios of these Funds pursuant to an interim investment management agreement. Prior to January 1, 2005, SCM served as the investment adviser to the predecessor portfolios of these Funds. Under the interim agreement, the contractual investment advisory fees payable to Funds Management were the same as those under the prior agreement with SCM. The fees were as follows: an annual rate of 0.15% of each predecessor portfolio’s average daily net assets.

For the fiscal period indicated below, the predecessor portfolios paid the following advisory fees to the investment adviser listed below and the investment adviser waived the indicated amounts.

	1/1/05 – 4/8/05 Funds Management
FUND	Fees Paid	Fees Waived
Heritage Money Market	$171,276	$171,276

Municipal Money Market	$447,975	$439,746

	11/1-12/31/04 SCM		Year ended 10/31/04 SCM		Year ended 10/31/03 SCM
FUND	Fees Paid	Fees Waived	Fees Paid	Fees Waived	Fees Paid	Fees Waived
Heritage Money Market	$130,193	$130,193	$920,689	$197,683	$2,387,064	$144,414

Municipal Money Market	$225,198	$59,361	$1,652,580	$0	$2,975,991	$0

General. Each Fund’s Advisory Agreement will continue in effect for more than two years from the effective date provided the continuance is approved annually (i) by the holders of a majority of the respective Fund’s outstanding voting securities or by the Board and (ii) by a majority of the Trustees who are not parties to the Advisory Agreement or “interested persons” (as defined under the 1940 Act) of any such party. A Fund’s Advisory Agreement may be terminated on 60 days written notice by either party and will terminate automatically if assigned.

Investment Sub-Adviser. Funds Management has engaged Wells Capital Management Incorporated (“Wells Capital Management” or the “Sub-Adviser”), an affiliate of Funds Management, to serve as investment sub-adviser to the Funds. Subject to the direction of the Trust’s Board and the overall supervision and control of Funds Management and the Trust, Wells Capital Management makes recommendations regarding the investment and reinvestment of the Funds’ assets. Wells Capital Management furnishes to Funds Management periodic reports on the investment activity and performance of the Funds. Wells Capital Management also furnishes such additional reports and information as Funds Management and the Trust’s Board and officers may reasonably request. Funds Management may, from time to time and in its sole discretion, allocate and reallocate services provided by and fees paid to Wells Capital Management.

As compensation for its sub-advisory services to each Fund, except the California Tax-Free Money Market Trust, Money Market Trust and National Tax-Free Money Market Trust, Wells Capital Management is entitled to receive a monthly fee equal to an annual rate as shown in the table below, based on each Fund’s average daily net assets. These fees may be paid by Funds Management or directly by the Funds. If the sub-advisory fee is paid directly by the Fund, the compensation paid to Funds Management for advisory fees will be reduced accordingly. Wells Capital Management does not receive any fees for investment sub-advisory services provided to the Money Market Trust Funds.

Sub-Adviser Fee
First 1B in assets	0.05%
Next 2B in assets	0.03%
Next 3B in assets	0.02%
Over 6B in assets	0.01%

Former Strong Funds. As discussed in the “Historical Fund Information” section, the Heritage Money Market Fund and Municipal Money Market Fund were created as part of the reorganization of certain portfolios of Strong into certain funds of the Trust. Prior to the reorganization during the Interim Period, Wells Capital Management served as the investment sub-adviser to the predecessor portfolios of these Funds pursuant to an interim investment sub-advisory agreement and was entitled to receive a monthly fee at the annual rates indicated below of the predecessor fund’s average daily net assets.

Fund	Sub-Adviser	Fee
Heritage Money Market Fund	Wells Capital Management	0-1B	0.05%

Municipal Money Market Fund		>1B	0.04%

Prior to January 1, 2005, SCM had not entered into any sub-advisory agreements with respect to the predecessor portfolios of these Funds.

Administrator. The Trust has retained Funds Management (the “Administrator”), located at 525 Market Street, 12th floor, San Francisco, CA, as administrator on behalf of the Funds pursuant to an Administration Agreement. Under the Administration Agreement with the Trust, Funds Management provides, among other things: (i) general supervision of the Funds’ operations, including communication, coordination, and supervision services with regard to the Funds’ transfer agent, custodian, fund accountant and other service organizations that render record-keeping or shareholder communication services; (ii) coordination of the preparation and filing of reports and other information materials regarding the Funds, including prospectuses, proxies and other shareholder communications; (iii) development and implementation of procedures for monitoring compliance with regulatory requirements and compliance with the Funds’ investment objectives, policies and restrictions; and (iv) any other administrative services reasonably necessary for the operation of the Funds other than those services that are provided by the Funds’ transfer agent, custodian, and fund accountant. Funds Management also furnishes office space and certain facilities required for conducting the Funds’ business together with ordinary clerical and bookkeeping services.

In addition, Funds Management has agreed to pay all of the Funds’ fees and expenses for services provided by the Funds’ transfer agent and various sub-transfer agents and omnibus account servicers and record-keepers out of the fees it receives as Administrator. Because the administrative services provided by Funds Management vary by class, the fees payable to Funds Management also vary by class. For providing administrative services, including paying the Funds’ fees and expenses for services provided by the Funds’ transfer agent and various sub-transfer agents and omnibus account servicers and record-keepers, Funds Management is entitled to receive an annual fee at the rates indicated below, as a percentage of each Fund’s average daily net assets:

Share Class	Fee Prior to 8/1/04	Effective 8/1/04 Fund-Level Admin. Fee		Class-Level Admin. Fee	Total Admin. Fee
Administrator Class Shares	0.15%	First $5B Next $5B Over $10 B	0.05% 0.04% 0.03%	0.10%	First $5B Next $5B Over $10 B	0.15% 0.14% 0.13%

Class A and Class B (Retail Class)	0.27%	First $5B Next $5B Over $10 B	0.05% 0.04% 0.03%	0.22%	First $5B Next $5B Over $10B	0.27% 0.26% 0.25%

Institutional Class	0.13%	First $5B Next $5B Over $10 B	0.05% 0.04% 0.03%	0.08%	First $5B Next $5B Over $10B	0.13% 0.12% 0.11%

Share Class	Fee Prior to 8/1/04	Effective 8/1/04 Fund-Level Admin. Fee		Class-Level Admin. Fee	Total Admin. Fee
Investor Class	N/A	First $5B Next $5B Over $10 B	0.05% 0.04% 0.03%	0.39%	First $5B Next $5B Over $10B	0.44% 0.43% 0.42%
Service Class and Money Market Trust Funds	0.17%	First $5B Next $5B Over $10 B	0.05% 0.04% 0.03%	0.12%	First $5B Next $5B Over $10B	0.17% 0.16% 0.15%

Administrative Fees Paid. For the fiscal periods indicated below, the Funds paid the following administrative fees to Funds Management:

Fund	Period Ended 02/28/06**		Year Ended 3/31/05		Year Ended 3/31/04*		Year Ended 3/31/03
California Tax-Free Money Market (Fund Level) Class A Service Class	$ $ $	1,245,309 4,661,123 446,311	$ $ $	1,282,228 4,906,713 400,957	$ $ $	1,302,696 4,958,132 422,036	$4,173,151 — —

California Tax-Free Money Market Trust (Fund Level)		$920,964		$885,395		$1,089,053	$949,135

Cash Investment Money Market (Fund Level) Administrator Class Institutional Class Service Class	$ $ $ $	4,968,501 753,542 4,390,747 6,893,221	$ $ $ $	6,037,027 522,022 4,462,016 9,035,499	$ $ $ $	7,525,175 89,933 4,395,629 11,359,058	$25,364,235 — — —

Government Money Market (Fund Level) Class A Administrator Class Institutional Class Service Class	$ $ $ $ $	4,455,337 1,723,053 727,729 3,149565 5,793,467	$ $ $ $ $	4,387,681 1,000,686 462,484 2,567,532 6,458,904	$ $ $ $ $	3,081,291 658,114 62,788 625,221 6,022,950	$8,042,531 — — — —

Heritage Money Market (Fund Level)*** Administrator Class Instituional Class	$ $ $	102,154 96.984 85,860		N/A		N/A	N/A

Liquidity Reserve Money Market		$5,229,080		$5,021,576		$3,586,863	$915,513

Minnesota Money Market (Fund Level) Class A	$ $	61,750 271,699	$ $	52,141 229,418	$ $	65,639 282,369	$1,201,095 —

Money Market (Fund Level) Class A Class B	$ $ $	3,334,997 11,764,909 2,626,032	$ $ $	3,329,251 11,984,989 3,171,896	$ $ $	3,965,834 12,730,896 3,564,970	$14,935,314 — —

Money Market Trust		$3,713,342		$2,572,887		$2,881,176	$2,490,211

Municipal Money Market (Fund Level)*** Investor Class	$ $	93,602 730,094		N/A		N/A	N/A

National Tax-Free Money Market (Fund Level) Class A Institutional Class Service Class	$ $ $ $	1,698,886 1,642,023 568,639 1,370,098	$ $ $ $	1,244,400 1,501,400 480,026 1,477,577	$ $ $ $	957,048 969,117 137,379 1,562,237	$2,354,749 — — —

National Tax-Free Money Market Trust		$803,199		$594,874		$887,143	$707,587

Fund	Period Ended 02/28/06**		Year Ended 3/31/05		Year Ended 3/31/04*		Year Ended 3/31/03
Overland Express Sweep (Fund Level)		$11,332,387		$11,596,180		$12,861,985	$8,683,614

Prime Investment Money Market (Fund Level) Institutional Class Service Class	$ $ $	2,701,371 2836,255 2,526,975	$ $ $	1,598,584 955,486 2,414,783	$ $ $	1,178,919 378,036 2,220,699	$3,724,500 — —

Treasury Plus Money Market (Fund Level) Class A Institutional Class Service Class	$ $ $ $	2,331,295 5,601,196 931,128 1,177,690	$ $ $ $	2,431,616 5,215,841 1,111,484 1,325,397	$ $ $ $	2,399,490 3,589,594 1,477,728 1,584,225	$3,458,765 — — —

100% Treasury Money Market (Fund Level) Class A Service Class	$ $ $	1,571,583 360,769 3,575,015	$ $ $	1,567,578 362,517 3,564,450	$ $ $	1,502,342 439,658 3,365,809	$4,288,029 — —

*	For the fiscal year ended March 31, 2004, the administrative fee rate changed from a fixed Fund-based fee to a combination of a fixed Class-based fee and a Fund-based fee that is subject to breakpoints in asset levels of a Fund.
**	The Funds changed their fiscal year-end from March 31 to February 28.
***	For the Heritage and Municipal Money Market Funds, fees in this table are for the period April 11, 2005 – February 28, 2006.

Former Strong Funds. As discussed in the ‘Historical Fund Information” section, the Heritage Money Market and Municipal Money Market Funds were created as part of the reorganization of certain portfolios of Strong into certain funds of the Trust. Prior to the reorganization, Strong Investor Services, Inc. (“SIS”) served as the administrator to the predecessor portfolios of these Funds and was entitled to receive a fee from the predecessor portfolios at the annual rates shown below of the predecessor portfolio’s average daily net assets attributable to the predecessor classes of shares shown below:

Class	Fee
Adviser Class and Institutional Class Shares	0.02%
Investor Class Shares	0.37%

The table below shows the administrative fees paid by the Funds or their predecessor portfolios to SIS.

Fund	Period 11/05 - 4/11/05	Period 11/01/04 – 12/31/04	Year Ended 10/31/04	Year Ended 10/31/03
Heritage Money Market

Administrator Class	$231,910	$284,646	$703,309	$1,326,662

Institutional Class	$34,746	$6,467	$0	$3,415

Municipal Money Market

Investor Class	$826,975	$595,720	$4,076,363	$6,893,834

Distributor. Wells Fargo Funds Distributor, LLC (the “Distributor”), located at 525 Market Street, San Francisco, California 94105, serves as distributor for the Funds. Prior to April 11, 2005, Stephens, Inc. (“Stephens”), located at 111 Center Street, Little Rock, Arkansas 72201, served as distributor for the Funds, except the Heritage Money Market Fund and the Municipal Money Market Fund.

The Money Market Fund, Liquidity Reserve Money Market Fund and Overland Express Sweep Fund have adopted a distribution plan (a “Plan”) under Section 12(b) under the 1940 Act and Rule 12b-1 thereunder (the “Rule”) for the classes of shares listed below. The Plan was adopted by the Board, including a majority of the Trustees who were not “interested persons” (as defined under the 1940 Act) of the Funds and who had no direct or indirect financial interest in the operation of the Plan or in any agreement related to the Plan (the “Non-Interested Trustees”).

Under the Plan and pursuant to the related Distribution Agreement, the indicated classes of shares of the following Funds paid Stephens, and pay the Distributor, on a monthly basis, an annual fee based on the rate indicated below, of the average daily net assets attributable to each class as compensation for distribution-related services or as reimbursement for distribution-related expenses. The Liquidity Reserve Money Market Fund currently has no annual distribution fees.

Fund	Fee
Money Market Fund
Class B	0.75%
Overland Express Sweep Fund
Single Class	0.25%

The actual fee payable to the Distributor by the above-indicated Funds and Classes is determined, within such limits, from time to time by mutual agreement between the Trust and the Distributor and will not exceed the maximum sales charges payable by mutual funds sold by members of the National Association of Securities Dealers, Inc. (“NASD”) under the Conduct Rules of the NASD. The Distributor may enter into selling agreements with one or more selling agents (which may include Wells Fargo Bank, Funds Management and their affiliates) under which such agents may receive compensation for distribution-related services from the Distributor, including, but not limited to, commissions or other payments to such agents based on the average daily net assets of Fund shares attributable to their customers. The Distributor may retain any portion of the total distribution fee payable thereunder to compensate it for distribution-related services provided by it or to reimburse it for other distribution-related expenses.

Distribution Fees

The tables below show the distribution-related expense paid to the respective distributor of the Funds for the fiscal period ended February 28, 2006.

For the fiscal period April 1 – April 10, 2005, the Funds listed below paid to Stephens, pursuant to the Plan, the following fees for distribution-related services:

Fund	Total	Advertising	Printing & Mailing	Underwriters Compensation	Compensation to Broker/Dealers	Other
Liquidity Reserve – Single Class	$91,037	$0	$0	$0	$91,037	$0
Money Market – Class B	$174,548	$0	$0	$0	$172,803	$1,745	*
Overland Express Sweep – Single Class	$189,423	$0	$0	$0	$189,423	$0

For the fiscal period April 11,2005, through February 28, 2006, the Funds listed below paid to the Distributor, pursuant to the Plan, the following fees for distribution-related services:

Fund	Total	Advertising	Printing & Mailing	Underwriters Compensation	Compensation to Broker/Dealers	Other
Liquidity Reserve – Single Class	$1,536,562	$0	$0	$0	$1,536,562	$0
Money Market – Class B	$8,687,222	$0	$0	$0	$8,600,350	$86,872	*
Overland Express Sweep – Single Class	$10,213,334	$0	$0	$0	$10,213,334	$0

*	The Distributor, and previously Stephens, has entered into an arrangement whereby sales commissions payable to broker-dealers with respect to sales of Class B shares of the Money Market Fund are financed by an unaffiliated third party lender. Under this financing arrangement, Stephens has assigned certain amounts that it is entitled to receive pursuant to the Distribution Plan to the third party lender, as reimbursement and consideration for these payments. Under this arrangement, compensation to broker/dealers is made by the unaffiliated third-party lender from the amounts assigned.

Former Strong Funds. As discussed in the “Historical Fund Information” section, the Heritage Money Market Fund was created as part of the reorganization of certain portfolios of Strong into certain Funds of the Trust. Prior to the reorganization, Strong Investments, Inc. (“SII”) served as the distributor to the predecessor portfolio of the Fund. Adviser Class shares of the predecessor portfolio paid up to 0.25% per year of the class’ average daily net assets to SII or others. The table below shows the distribution fees paid by the predecessor portfolio of the Heritage Money Market Fund’s Adviser Class shares for the fiscal year ended October 31, 2004, and for the fiscal period November 1, 2004 – April 10, 2005.

Heritage Money Market Fund - Adviser Class	Gross 12b-1 Fees	Absorptions	Compensation to Unaffiliated Broker-Dealers	12b-1 Fees Retained by the Distributor	Remaining 12b-1 Fees Used to Pay For 1) Advertising and 2) Printing and Mailing of Prospectuses to Other Than Current Shareholders
Year Ended 10/31/04	$20,232	$752	$22,697	$0	$270
11/1/04-4/10/05	$122	$0	$122	$0	$0

General. The Plan will continue in effect from year to year if such continuance is approved by a majority vote of both the Board and the Non-Interested Trustees. Any Distribution Agreement related to the Plan also must be approved by such vote of the Trustees and the Non-Interested Trustees. Such Agreement will terminate automatically if assigned, and may be terminated at any time, without payment of any penalty, by a vote of a majority of the outstanding voting securities of the Funds or by vote of a majority of the Non-Interested Trustees on not more than 60 days written notice. The Plans may not be amended to increase materially the amounts payable thereunder without the approval of a majority of the outstanding voting securities of the Funds, and no material amendment to the Plan may be made except by a majority of both the Board and the Non-Interested Trustees.

The Plan requires that the Treasurer of the Trust shall provide to the Trustees, and the Trustees shall review, at least quarterly, a written report of the amounts expended (and purposes therefore) under the Plan. The Rule also requires that the selection and nomination of Trustees who are not “interested persons” of the Trust be made by such disinterested Trustees.

Wells Fargo Bank and Funds Management, interested persons (as that term is defined under Section 2(a)(19) under the 1940 Act) of the Trust, act as selling agents for the Funds’ shares pursuant to selling agreements with the Distributor authorized under the Plan. As selling agents, Wells Fargo Bank and Funds Management have an indirect financial interest in the operation of the Plan. The Board has concluded that the Plan is reasonably likely to benefit the Funds and their shareholders because the Plan authorizes the relationships with selling agents, including Wells Fargo Bank and Funds Management, that have previously developed distribution channels and relationships with the retail customers that the Funds are designed to serve. These relationships and distribution channels are believed by the Board to provide potential for increased Fund assets and ultimately corresponding economic efficiencies (i.e., lower per-share transaction costs and fixed expenses) that are generated by increased assets under management. In addition to payments received from the Funds, selling or servicing agents may receive significant additional payments directly from the Adviser, Distributor or their affiliates in connection with the sale of Fund shares.

The Distributor may enter into selling agreements with one or more selling agents (which may include Wells Fargo Bank, Funds Management and their affiliates) under which such agents may receive compensation for distribution-related services from the Distributor, including, but not limited to, commissions or other payments to such agents based on the average daily net assets of Fund shares attributable to their customers. The Trustees believe that these relationships and distribution channels provide potential for increased Fund assets and ultimately corresponding economic efficiencies (i.e., lower per-share transaction costs and fixed expenses) that are generated by increased assets under management. In addition to payments received from the Fund, selling or servicing agents may receive significant additional payments directly from the Adviser, Distributor, or their affiliates in connection with the sale of Fund shares. The Distributor may retain any portion of the total distribution fee payable thereunder to compensate it for distribution-related services provided by it or to reimburse it for other distribution-related expenses.

Underwriting Commissions. The Distributor serves as the principal underwriter distributing securities of the Funds on a continuous basis. The Funds paid no underwriting commissions to the Distributor for the fiscal period ended February 28, 2006. Prior to April 11, 2005, Stephens served as the principal underwriter distributing securities of the Funds, except for the Heritage Money Market and Municipal Money Market Funds. The Funds, except the Heritage Money Market and Municipal Money Market Funds, paid no underwriting commissions for the fiscal years ended March 31, 2005, March 31, 2004, and March 31, 2003.

Prior to April 11, 2005, SII served as the principal underwriter for the predecessor portfolios of the Heritage Money Market and Municipal Money Market Funds. The amount of 12b-1 fees retained by SII from payments made by the Adviser Class shares of the Heritage Money Market Fund is disclosed above under “Distribution Fees” above.

Shareholder Servicing Agent. The Funds have approved a Shareholder Servicing Plan and have entered into related Shareholder Servicing Agreements with financial institutions, including Wells Fargo Bank and Funds Management. Under the agreements, Shareholder Servicing Agents (including Wells Fargo Bank and Funds Management) agree to perform, as agents for their customers, administrative services, with respect to Fund shares, which include aggregating and transmitting shareholder orders for purchases, exchanges and redemptions; maintaining shareholder accounts and records; and providing such other related services as the Trust or a shareholder may reasonably request. For providing these services, a Shareholder Servicing Agent is entitled from each applicable Fund a fee up to the fees listed below on an annualized basis, of the average daily net assets of the class of shares owned of record or beneficially by the customers of the Shareholder Servicing Agent during the period for which payment is being made. The amounts payable under the Shareholder Servicing Plan and Agreements are shown below. The Shareholder Servicing Plan and related Shareholder Servicing Agreements were approved by the Board and provide that a Fund shall not be obligated to make any payments under such Plan or related Agreements that exceed the maximum amounts payable under the Conduct Rules of the NASD.

Fund	Fee
California Tax-Free Money Market Fund Class A Service Class	0.25 0.25	% %

Cash Investment Money Market Fund Administrator Class Service Class	0.10 0.25	% %

Government Money Market Fund Class A Administrator Class Service Class	0.25 0.1 0.25	% % %

Heritage Money Market Fund Administrator Class	0.10%

Liquidity Reserve Money Market Fund Single Class	0.25%

Minnesota Money Market Fund Class A	0.25%

Money Market Fund Class A Class B Investor Class	0.25 0.25 0.25	% % %

Municipal Money Market Fund Investor Class	0.25%

National Tax-Free Money Market Fund Class A Administrator Class Service Class	0.25 0.10 0.25	% % %

Overland Express Sweep Fund Single Class	0.25%

Prime Investment Money Market Fund Service Class	0.25%

Treasury Plus Money Market Fund Class A Service Class	0.25 0.25	% %

100% Treasury Money Market Fund Class A Service Class	0.25 0.25	% %

General. The Shareholder Servicing Plan will continue in effect from year to year if such continuance is approved by a majority vote of the Trustees of the Trust and the Non-Interested Trustees. Any form of Shareholder Servicing Agreement related to the Shareholder Servicing Plan also must be approved by such vote of the Trustees and the Non-Interested Trustees. Shareholder Servicing Agreements may be terminated at any time, without payment of any penalty, by vote of a majority of the Board, including a majority of the Non-Interested Trustees. No material amendment to the Shareholder Servicing Plan or related Shareholder Servicing Agreements may be made except by a majority of both the Board and the Non-Interested Trustees.

The Shareholder Servicing Plan requires that the Administrator shall provide to the Trustees, and the Trustees shall review, at least quarterly, a written report of the amounts expended (and purposes therefore) under the Shareholder Servicing Plan.

Custodian. Wells Fargo Bank located at 6th & Marquette, Minneapolis, Minnesota 55479, acts as Custodian for each Fund. The Custodian, among other things, maintains a custody account or accounts in the name of each Fund, receives and delivers all assets for each Fund upon purchase and upon sale or maturity, collects and receives all income and other payments and distributions on account of the assets of each Fund and pays all expenses of each Fund. For its services as Custodian, Wells Fargo Bank is entitled to receive an annual fee at the rate of 0.02% of the average daily net assets of each Fund.

Fund Accountant. PFPC, Inc. (“PFPC”), located at 400 Bellevue Parkway, Wilmington, Delaware 19809, serves as fund accountant for the Funds. For these services, PFPC is entitled to receive from each Fund an annual asset-based Fund Complex fee as shown in the chart below:

Average Fund Complex Daily Net Assets	Annual Asset-Based Fees
0-85B	0.0051%
>85B	0.0025%

In addition, PFPC is entitled to receive an annual base fee of $20,000 per Fund and a monthly multiple class fee per Fund of $500 per class beyond the first class of shares. PFPC is also entitled to receive a monthly multiple manager fee beyond the first manager as follows: $2,000 for the second manager in each Fund, $1,500 for the third manager in each Fund and $500 for each manager beyond the third manager in each Fund, and certain out-of-pocket costs.

Each Fund’s share of the annual asset-based Fund Complex fee will be based on its proportionate share of the aggregate average net assets of all the funds in the Fund Complex (excluding the Wells Fargo Master Trust portfolios). Prior to March 2005, the Fund Complex-wide fee was 0.0057% for assets totaling $0-$85 billion and 0.0025% for assets over $85 billion. PFPC was also entitled to receive an annual fee of $20,000 from each Fund. Finally, PFPC was also entitled to receive certain out-of-pocket expenses.

Transfer and Distribution Disbursing Agent. Boston Financial Data Services, Inc. (“BFDS”), located at Two Heritage Drive, Quincy, Massachusetts 02171, acts as transfer and distribution disbursing agent for the Funds. For providing such services, BFDS is entitled to receive fees from the Administrator.

Code of Ethics. The Fund Complex, the Adviser, the Distributor and the Sub-Adviser each has adopted a code of ethics which contains policies on personal securities transactions by “access persons” as defined in each of the Codes. These policies comply with Rule 17j-1 under the 1940 Act and Rule 204A-1 under the Investment Advisers Act of 1940, as applicable. Each code of ethics, among other things, permits access persons to invest in certain securities, subject to various restrictions and requirements. More specifically, each code of ethics either prohibits its access persons from purchasing or selling securities that may be purchased or held by a Fund or permits such access persons to purchase or sell such securities, subject to certain restrictions. Such restrictions do not apply to purchases or sales of certain types of securities, including shares of open-end investment companies that are unaffiliated with the Wells Fargo Advantage Funds family, money market instruments and certain U.S. Government securities. To facilitate enforcement, the codes of ethics generally require that an access person, other than “disinterested” directors or trustees, submit reports to a designated compliance person regarding transactions involving securities which are eligible for purchase by a Fund. The codes of ethics for the Fund Complex, the Adviser, the Distributor and the Sub-Adviser are on public file with, and are available from, the SEC.

DETERMINATION OF NET ASSET VALUE

We determine the NAV of each Fund’s shares each business day. We determine the NAV by subtracting a Fund Class’ liabilities from it total assets. Expenses and fees, including advisory fees, are accrued daily and are taken into account for the purpose of determining the NAV of the Funds’ shares.

Each Fund uses the amortized cost method to determine the value of its portfolio securities pursuant to Rule 2a-7 under the 1940 Act. The amortized cost method involves valuing a security at its cost and amortizing any discount or premium over the period until maturity, regardless of the impact of fluctuating interest rates on the market value of the security. While this method provides certainty in valuation, it may result in periods during which the value, as determined by amortized cost, is higher or lower than the price that the Funds would receive if the security were sold. During these periods the yield to a shareholder may differ somewhat from that which could be obtained from a similar fund that uses a method of valuation based upon market prices. Thus, during periods of declining interest rates, if the use of the amortized cost method resulted in a lower value of the Funds’ portfolio on a particular day, a prospective investor in the Funds would be able to obtain a somewhat higher yield than would result from investment in a fund using solely market values, and existing Fund shareholders would receive correspondingly less income. The converse would apply during periods of rising interest rates.

Rule 2a-7 provides that in order to value its portfolio using the amortized cost method, a Fund must maintain a dollar-weighted average portfolio maturity of 90 days or less, purchase securities having remaining maturities (as defined in Rule 2a-7) of thirteen months or less and invest only in those high-quality securities that are determined by the Board to present minimal credit risks. The maturity of an instrument is generally deemed to be the period remaining until the date when the principal amount thereof is due or the date on which the instrument is to be redeemed. However, Rule 2a-7 provides that the maturity of an instrument may be deemed shorter in the case of certain instruments, including certain variable- and floating-rate instruments subject to demand features. Pursuant to Rule 2a-7, the Board is required to establish procedures designed to stabilize, to the extent reasonably possible, a Fund’s price per share as computed for the purpose of sales and redemptions at $1.00. Such procedures include review of the Fund’s portfolio holdings by the Board, at such intervals as it may deem appropriate, to determine whether the Fund’s NAV calculated by using available market quotations deviates from $1.00 per share based on amortized cost. The extent of any deviation will be examined by the Board. If such deviation exceeds 1/2 of 1%, the Board will promptly consider what action, if any, will be initiated. In the event the Board determines that a deviation exists that may result in material dilution or other unfair results to investors or existing shareholders, the Board will take such corrective action as it regards as necessary and appropriate, including the sale of portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity, withholding dividends or establishing a NAV per share by using available market quotations. It is the intention of the Funds to maintain a per share NAV of $1.00, but there can be no assurance that each Fund will do so.

Instruments having variable or floating interest rates or demand features may be deemed to have remaining maturities as follows: (a) a government security with a variable rate of interest readjusted no less frequently than every thirteen months may be deemed to have a maturity equal to the period remaining until the next readjustment of the interest rate; (b) an instrument with a variable rate of interest, the principal amount of which is scheduled on the face of the instrument to be paid in thirteen months or less, may be deemed to have a maturity equal to the period remaining until the next readjustment of the interest rate; (c) an instrument with a variable rate of interest that is subject to a demand feature may be deemed to have a maturity equal to the longer of the period remaining until the next readjustment of the interest rate or the period remaining until the principal amount can be recovered through demand; (d) an instrument with a floating rate of interest that is subject to a demand feature may be deemed to have a maturity equal to the period remaining until the principal amount can be recovered through demand; and (e) a repurchase agreement may be deemed to have a maturity equal to the period remaining until the date on which the repurchase of the underlying securities is scheduled to occur or, where no date is specified but the agreement is subject to demand, the notice period applicable to a demand for the repurchase of the securities.

ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

Shares of the Funds may be purchased on any day a Fund is open for business (a “Business Day”). Each Fund is open on any day that both the New York Stock Exchange and Federal Reserve are open. The New York Stock Exchange is currently closed in observance of New Year’s Day, Martin Luther King Jr. Day, Washington’s Birthday, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans Day, Thanksgiving Day and Christmas Day. The Federal Reserve is closed on all days listed above (except Good Friday) as well as Columbus Day and Veterans Day.

Purchase orders for a Fund received before such Fund’s trade deadline generally are processed at such time on that Business Day. Purchase orders received after a Fund’s NAV calculation time generally are processed at such Fund’s NAV on the next Business Day. Selling Agents may establish earlier cut-off times for processing your order. Requests received by a Selling Agent after the applicable cut-off time will be processed on the next Business Day. On any day the trading markets for both U.S. government securities and money market instruments close early, the Funds will close early. On these days, the NAV calculation time and the distribution, purchase and redemption cut-off times for the Funds may be earlier than their stated NAV calculation times described above.

Payment for shares may, in the discretion of the Adviser, be made in the form of securities that are permissible investments for the Funds. For further information about this form of payment please contact the Distributor. In connection with an in-kind securities payment, the Funds will require, among other things, that the securities be valued on the day of purchase in accordance with the pricing methods used by a Fund and that such Fund receives satisfactory assurances that: (i) it will have good and marketable title to the securities received by it; (ii) that the securities are in proper form for transfer to the Fund; and (iii) adequate information will be provided concerning the basis and other matters relating to the securities.

The Funds reserve the right to reject any purchase orders, and under the 1940 Act, may suspend the right of redemption or postpone the date of payment upon redemption for any period during which the NYSE is closed (other than customary weekend and holiday closings), or during which trading is restricted, or during which, as determined by SEC rule, regulation or order, an emergency exists as a result of which disposal or valuation of portfolio securities is not reasonably practicable, or for such periods as the SEC may permit. The Trust may also redeem shares involuntarily or make payment for redemption in securities or other property if it appears appropriate to do so in light of the Trust’s responsibilities under the 1940 Act. In addition, the Trust may redeem shares involuntarily to reimburse the Funds for any losses sustained by reason of the failure of a shareholder to make full payment for shares purchased or to collect any charge relating to a transaction effected for the benefit of a shareholder which is applicable to shares of a Fund as provided from time to time in the Prospectuses.

Purchases and Redemptions for Existing Wells Fargo Advantage Funds Account Holders Via the Internet. All existing shareholders (except for Adviser Class shareholders) with an existing Wells Fargo Advantage Funds account may purchase additional shares of classes of Funds that they already own, and redeem shares, via the Internet. For purchases, such account holders must have a bank account linked to their Wells Fargo Advantage Funds account. Redemption proceeds may be deposited into a linked bank account or mailed via check to the shareholder’s address of record. Shareholders should contact Investor Services at 1-800-222-8222 or log on at www.wellsfargo.com/advantagefunds for further details. Shareholders who hold their shares in a brokerage account should contact their selling agent.

Purchases and Redemptions Through Brokers and/or Their Affiliates. A broker may charge transaction fees on the purchase and/or sale of Fund shares in addition to those fees described in the Prospectuses in the Summary of Expenses. The Trust has authorized one or more brokers to receive on its behalf purchase and redemption orders, and such brokers are authorized to designate other intermediaries to receive purchase and redemption orders on the Trust’s behalf. The Trust will be deemed to have received a purchase or redemption order for Fund shares when an authorized broker or, if applicable, a broker’s authorized designee, receives the order, and such orders will be priced at the Fund’s NAV next calculated after they are received by the authorized broker or the broker’s designee.

Reduced Sales Charges for former Norwest Advantage Fund Class B Shareholders. No contingent deferred sales charge is imposed on redemptions of Money Market Fund Class B shares received in exchange for Class B shares of a former Norwest Advantage Fund purchased prior to October 1, 1999, to effect a distribution (other than a lump sum distribution) from an Individual Retirement Account (“IRA”), Keogh plan or Section 403(b) custodial account or from a qualified retirement plan.

In general Class B shares exchanged for Money Market Fund Class B shares retain their original CDSC schedule and any reduced sales charges privileges. Please refer to the prospectus for the original shares regarding applicable schedules and waivers.

Minimum Initial Investment Waivers for Investor Class Shares. An eligible investor (as defined below) may purchase Investor Class shares of the Wells Fargo Advantage Funds without meeting the minimum initial investment amount if the eligible investor participates in a $50 monthly automatic investment purchase plan. Eligible investors include:

•	Current and retired employees, directors/trustees and officers of: (i) Wells Fargo Advantage Funds (including any predecessor funds) and (ii) Wells Fargo & Company and its affiliates; and

•	Family members of any of the above.

Minimum Initial Investment Waivers for Institutional, Service, and Administrator Class shares. Upon approval by Funds Management, the minimum initial investment amounts for Institutional, Service, and Administrator Class shares of

Wells Fargo Advantage money market funds may be waived or satisfied for purchases made under the following circumstances:

1.	Money market trading platforms and employee benefit plan programs that have plan assets of at least $10 million for Administrator Class shares and $100 million for Institutional Class shares.

2.	Money Market trading platforms or employee benefit plan programs may invest in Service Class shares within a minimum restriction.

3.	Former Strong money market fund shareholders who received shares of a Wells Fargo Advantage money market fund as a result of the reorganization of the Strong Funds into the Wells Fargo Advantage Funds and whose Wells Fargo Advantage money market fund account record remains active on the Fund’s transfer agency system. An account remains on the transfer agency system indefinitely if a balance is maintained or for a period of at least six months for zero-balance accounts.

4.	Related shareholders or shareholder accounts may be aggregated in order to meet the minimum initial investment requirement. The following are examples of relationships that may qualify for aggregation:

•	Related business entities, including:

i.	Corporations and their subsidiaries;

ii.	General and Limited partners; and

iii.	Other business entities under common ownership or control

•	Shareholder accounts that share a common tax-id number.

•	Accounts over which the shareholder has individual or shared authority to buy or sell shares on behalf of the account (i.e., a trust account or a solely owned business account).

All of the minimum initial investment waivers listed above may be modified or discontinued at any time.

Set forth below is a list of the member firms of the National Association of Securities Dealers (“NASD”)to which the Adviser, the Funds’ distributor or their affiliates expect (as of December 31, 2005) to make payments out of their own assets to selling and shareholder servicing agents in connection with the sale and distribution of shares of the Funds or for services to the Funds and their shareholders (“Marketing and Shareholder Support Payments”). Any additions, modifications, or deletions to the member firms identified in this list that have occurred since December 31, 2005, are not reflected:

•	A.G. Edwards & Sons, Inc.

•	Allstate Financial Services, LLC

•	Ameriprise Financial Services, Inc.

•	AXA Advisors, LLC

•	Bear, Stearns Securities Corp.

•	Charles Schwab & Co., Inc.

•	Citigroup Global Markets, Inc.

•	CitiStreet Advisors LLC

•	Fidelity Investments Institutional Services Company, Inc.

•	Financial Network Investment Corporation.

•	Fiserv Securities, Inc.

•	GWFS Equities, Inc.

•	ING Financial Partners, Inc.

•	Linsco/Private Ledger Corp.

•	Mellon Financial Markets, LLC

•	Merrill Lynch, Pierce, Fenner & Smith Incorporated

•	Morgan Stanley DW, Inc.

•	Multi-Financial Securities Corporation.

•	Pershing LLC

•	Prudential Retirement Brokerage Services, Inc.

•	Raymond James & Associates, Inc.

•	Robert W. Baird & Co. Incorporated

•	Transamerica Financial Advisors, Inc.

•	UBS Financial Services Inc.

•	Valic Financial Advisors, Inc.

•	Wachovia Securities, LLC

In addition to member firms of the NASD, Marketing and Shareholder Support Payments are also made to other selling and shareholder servicing agents, and to affiliates of selling and shareholder servicing agents that sell shares of or provide services to the Funds and their shareholders, such as banks, insurance companies and plan administrators. These firms are not included on the list above, although they may be affiliated with companies on the above list. Also not included on the list above are subsidiaries of Wells Fargo & Company who may receive revenue from the Adviser, the Funds’ distributor or their affiliates through intra-company compensation arrangements and for financial, distribution, administrative and operational services.

PORTFOLIO TRANSACTIONS

The Trust has no obligation to deal with any broker-dealer or group of broker-dealers in the execution of transactions in portfolio securities. Subject to the supervision of the Trust’s Board and the supervision of the Adviser, the Sub-Adviser is responsible for each Fund’s portfolio decisions and the placing of portfolio transactions. In placing orders, it is the policy of the Sub-Adviser to obtain the best overall results taking into account various factors, including, but not limited to, the size and type of transaction involved; the broker-dealer’s risk in positioning the securities involved; the nature and character of the market for the security; the confidentiality, speed and certainty of effective execution required for the transaction; the general execution and operational capabilities of the broker-dealer; the reputation, reliability, experience and financial condition of the firm; the value and quality of the services rendered by the firm in this and other transactions; and the reasonableness of the spread or commission. While the Sub-Adviser generally seeks reasonably competitive spreads or commissions, the Funds will not necessarily be paying the lowest spread or commission available.

Purchases and sales of non-equity securities usually will be principal transactions. Portfolio securities normally will be purchased or sold from or to broker-dealers serving as market makers for the securities at a net price. Each of the Funds also will purchase portfolio securities in underwritten offerings and may purchase securities directly from the issuer. Generally, municipal obligations and taxable money market securities are traded on a net basis and do not involve brokerage commissions. The cost of executing a Fund’s portfolio securities transactions will consist primarily of broker-dealer spreads and underwriting commissions. Under the 1940 Act, persons affiliated with the Trust are prohibited from dealing with the Trust as a principal in the purchase and sale of securities unless an exemptive order allowing such transactions is obtained from the SEC or an exemption is otherwise available. The Funds may purchase securities from underwriting syndicates of which the Distributor or Funds Management is a member under certain conditions in accordance with the provisions of a rule adopted under the 1940 Act and in compliance with procedures adopted by the Board. However, the Funds and Funds Management have adopted a policy pursuant to Rule 12b-1(h) under the 1940 Act that prohibits the Funds from directing portfolio brokerage to brokers who sell Fund shares as compensation for such selling efforts.

In placing orders for portfolio securities of a Fund, the Sub-Adviser is required to give primary consideration to obtaining the most favorable price and efficient execution. This means that the Sub-Adviser will seek to execute each transaction at a price and commission, if any, that provides the most favorable total cost or proceeds reasonably attainable in the circumstances. Commission rates are established pursuant to negotiations with the broker-dealer based, in part, on the quality and quantity of execution services provided by the broker-dealer and in the light of generally prevailing rates. Furthermore, the Adviser oversees the Sub-Adviser’s trade execution procedures to ensure that such procedures are in place, that they are adhered to, and that adjustments are made to the procedures to address ongoing changes in the marketplace.

The Sub-Adviser may, in circumstances in which two or more broker-dealers are in a position to offer comparable results for a Fund portfolio transaction, give preference to a broker-dealer that has provided statistical or other research services to the Sub-Adviser. In selecting a broker-dealer under these circumstances, the Sub-Adviser will consider, in addition to the factors listed above, the quality of the research provided by the broker-dealer. The Sub-Adviser may pay higher commissions than those obtainable from other broker-dealers in exchange for such research services. The research services generally include (1) furnishing advice as to the value of securities, the advisability of investing in, purchasing, or selling securities, and the advisability of securities or purchasers or sellers of securities; (2) furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and the performance of accounts; and (3) effecting securities transactions and performing functions incidental thereto. By allocating transactions in this manner, the Sub-Adviser is able to supplement its research and analysis with the views and information of securities firms. Information so received will be in addition to, and not in lieu of, the services required to be performed by the Sub-Adviser under the advisory contracts, and the expenses of the Sub-Adviser will not necessarily be reduced as a result of the receipt of this supplemental research information. Furthermore, research services furnished by broker-dealers through which the Sub- Adviser places securities transactions for a Fund may be used by the Sub-Adviser in servicing its other accounts, and not all of these services may be used by the Sub-Adviser in connection with advising the Funds.

Brokerage Commissions. For the fiscal periods ended February 28, 2006, March 31, 2005, and March 31, 2003, the Funds did not pay any brokerage commissions and did not direct brokerage transactions to a broker for research services. For the fiscal year ended March 31, 2004, the California Tax Free Money Market Fund paid a total of $750 in brokerage commissions.

Former Strong Funds. For the period November 1, 2004-April 10, 2005, and the fiscal years ended October 31, 2004, October 31, 2003 and October 31, 2002, the predecessor portfolios of the Heritage Money Market and Municipal Money Market Funds did not pay any brokerage commissions and did not direct brokerage transactions to a broker for research services.

Securities of Regular Broker-Dealers. As of February 28, 2006, the following Funds held securities of their regular broker-dealers as indicated in the amounts shown:

Fund	Broker/Dealer	Value
Cash Investment Money Market	Bear, Stearns & Co., Inc.	$269,200,000
	Goldman, Sachs & Co.	$719,934,000
	Morgan Stanley	$1,019,000,000
	Credit Suisse First Boston	$388,500,000
	Barclay’s Capital, Inc	$1,110,996,000
	Bank of America	$1,281,810,000
	JP Morgan Securities	$300,000,000
	Lehman Brothers Inc	$120,097,000
	Deutsche Bank Alex Brown	$393,000,000

Government Money Market	Bank of America	$2,620,000,000
	Goldman Sachs & Co	$20,125,000
	Bear Stearns Companies Inc	$440,000,000
	Barclay’s Capital, Inc	$1,700,000,000
	Deutsche Bank Alex Brown	$500,000,000
	HSBC Securities	$1,500,000,000

Liquidity Reserve Money Market	Bear, Stearns & Co., Inc.	$34,900,000
	Goldman, Sachs & Co.	$127,000,000
	Morgan Stanley	$181,000,000
	Bank of America	$314,579,000
	Credit Suisse First Boston	$70,000,000
	Deutsche Bank Alex Brown	$69,000,000

Money Market Trust	Credit Suisse First Boston	$60,000,000
	Morgan Stanley	$346,500,000
	Bank of America	$162,900,000
	Bear Stearns Companies Inc	$39,300,000
	Goldman Sachs & Co	$165,380,000
	Barclay’s Capital, Inc	$316,000,000
	Deutsche Bank Alex Brown	$77,000,000
	Lehman Brothers Inc	$45,011,000

Overland Express Sweep	Credit Suisse First Boston	$45,000,000
	Bear Stearns Companies Inc	$74,800,000
	Morgan Stanley	$308,000,000
	Bank of America	$307,902,000
	Goldman Sachs & Co	$227,000,000
	Barclay’s Capital, Inc	$385,000,000
	Deutsche Bank Alex Brown	$145,000,000

Prime Investment Money Market	Morgan Stanley	$466,000,000
	Bank of America	$688,900,000
	Bear Stearns Companies Inc	$66,200,000
	Goldman Sachs & Co	$324,409,000
	Barclay’s Capital, Inc	$270,000,000

Treasury Plus Money Market	Bank of America	$75,000,000
	Credit Suisse First Boston	$1,000,000,000
	Deutsche Bank Alex Brown	$50,000,000
	Goldman Sachs & Co	$100,725,000
	JP Morgan Securities	$1,000,000,000
	HSBC Securities	$300,000,000

FUND EXPENSES

Funds Management is contractually obligated, subject to certain conditions, to reimburse each Fund for some of its operating expenses or to waive a portion of the fees payable to it in order to maintain a certain operating expense ratio. Funds Management also may voluntarily waive fees and/or reimburse expenses, which can reduce operating expenses. Actual reimbursements and waivers have a positive effect on a Fund’s performance.

Except for the expenses borne by Funds Management, the Trust bears all costs of its operations, including the compensation of its Trustees who are not affiliated with Funds Management or any of its affiliates; advisory, shareholder servicing and administration fees; payments pursuant to any Plan; interest charges; taxes; fees and expenses of its independent auditors, legal counsel, transfer agent and distribution disbursing agent; expenses of redeeming shares; expenses of preparing and printing prospectuses (except the expense of printing and mailing prospectuses used for promotional purposes, unless otherwise payable pursuant to a Plan), shareholders’ reports, notices, proxy statements and reports to regulatory agencies; insurance premiums and certain expenses relating to insurance coverage; trade association membership dues; brokerage and other expenses connected with the execution of portfolio transactions; fees and expenses of its custodian, including those for keeping books and accounts and calculating the NAV per share of a Fund; expenses of shareholders’ meetings; expenses relating to the issuance, registration and qualification of a Fund’s shares; pricing services, and any extraordinary expenses. Expenses attributable to a Fund are charged against a Fund’s assets. General expenses of the Trust are allocated among all of the funds of the Trust, including a Fund, in a manner proportionate to the net assets of each Fund, on a transactional basis, or on such other basis as the Board deems equitable.

FEDERAL INCOME TAXES

The following information supplements and should be read in conjunction with the section in each Prospectus entitled “Taxes.” The Prospectus generally describes the federal income tax treatment of distributions by the Funds. This section of the SAI provides additional information concerning federal income taxes. It is based on the Internal Revenue Code of 1986, as amended (the “Code”), applicable U.S. Treasury Regulations, judicial authority, and administrative rulings and practice, all as of the date of this SAI and all of which are subject to change, including changes with retroactive effect. The following discussion does not address any state, local or foreign tax matters.

A shareholder’s tax treatment may vary depending upon his or her particular situation. This discussion only applies to shareholders holding Fund shares as capital assets within the meaning of the Code. Except as otherwise noted, it may not apply to certain types of shareholders who may be subject to special rules, such as insurance companies, tax-exempt organizations, shareholders holding Fund shares through tax-advantaged accounts (such as 401(k) Plan Accounts or IRAs, financial institutions, broker-dealers, entities that are not organized under the laws of the United States or a political subdivision thereof, persons who are neither a citizen nor resident of the United States, shareholders holding Fund shares as part of a hedge, straddle or conversion transaction, and shareholders who are subject to the federal alternative minimum tax.

The Trust has not requested and will not request an advance ruling from the Internal Revenue Service (the “IRS”) as to the federal income tax matters described below. The IRS could adopt positions contrary to that discussed below and such positions could be sustained. In addition, the foregoing discussion and the discussions in the Prospectuses applicable to each shareholder address only some of the federal income tax considerations generally affecting investments in the Funds. Prospective shareholders are urged to consult with their own tax advisors and financial planners as to the particular federal tax consequences to them of an investment in a Fund, as well as the applicability and effect of any state, local or foreign laws, and the effect of possible changes in applicable tax laws.

Qualification as a Regulated Investment Company. It is intended that each Fund qualify as a “regulated investment company” (“RIC”) under Subchapter M of Subtitle A, Chapter 1 of the Code, as long as such qualification is in the best interests of the Fund’s shareholders. Each Fund will be treated as a separate entity for federal income tax purposes. Thus, the provisions of the Code applicable to RICs generally will apply separately to each Fund, even though each RIC is a series of the Trust. Furthermore, each Fund will separately determine its income, gains, losses and expenses for federal income tax purposes.

In order to qualify as a RIC under the Code, each Fund must, among other things, derive at least 90% of its gross income each taxable year generally from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, and other income attributable to its business of investing in such stock, securities or foreign currencies (including, but not limited to, gains from options, futures or forward contracts). Pursuant to future U.S. Treasury Regulations, the IRS may limit qualifying income from foreign currency gains that are directly related to a Fund’s principal business of investing in stock or securities or options and futures with respect to stock or securities. Each Fund must also diversify its holdings so that, at the end of each quarter of the taxable year: (i) at least 50% of the fair market value of its assets consists of (A) cash and cash items (including receivables), U.S. government securities and securities of other RICs, and (B) securities of any one issuer (other than those described in clause (A)) to the extent such securities do not exceed the greater of 5% of the value of the Fund’s total assets or 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of the Fund’s total assets consists of the securities of any one issuer (other than those described in clause (i)(A)), or the securities of two or more issuers the Fund controls and which are engaged in the same, similar or related trades or businesses. The qualifying income and diversification requirements applicable to a Fund may limit the extent to which it can engage in transactions in options, futures contracts, forward contracts and swap agreements.

In addition, each Fund generally must distribute to its shareholders at least 90% of its investment company taxable income, which generally includes its ordinary income and the excess of any net short-term capital gain over net long-term capital loss, and at least 90% of its net tax-exempt interest income earned in each taxable year. If a Fund meets all of the RIC requirements, it generally will not be subject to federal income tax on any of the investment company taxable income and net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) it distributes to its shareholders. For this purpose, a Fund generally must make the distributions in the same year that it realizes the income and gain. However, in certain circumstances, a Fund may make the distributions in the following taxable year. Furthermore, if a Fund declares a distribution to shareholders of record in October, November or December of one year and pays the distribution by January 31 of the following year, the Fund and its shareholders will be treated as if the Fund paid the distribution by December 31 of the first taxable year. Each Fund intends to distribute its net income and gain in a timely manner to maintain its status as a RIC and eliminate Fund-level federal income taxation of such income and gain. However, no assurance can be given that a Fund will not be subject to federal income taxation.

If, for any taxable year, a Fund fails to qualify as a RIC under the Code or fails to meet the distribution requirements, it will be taxed in the same manner as an ordinary corporation without any deduction for its distributions to shareholders, and all distributions from the Fund’s current and accumulated earnings and profits (including any distributions of net tax-exempt income and net long-term capital gains) to its shareholders will be taxable as dividend income. To qualify again to be taxed as a RIC in a subsequent year, the Fund may be required to distribute to its shareholders its earnings and profits attributable to non-RIC years reduced by an interest charge on 50% of such earnings and profits payable by the Fund to the IRS. In addition, if the Fund failed to qualify as a RIC for a period greater than two taxable years, the Fund may be required to recognize and pay tax on any net built-in gain (the excess of aggregate gain, including items of income, over aggregate loss that would have been realized if the Fund had been liquidated) or, alternatively, to be subject to taxation on such built-in gain recognized for a period of ten years, in order to qualify as a RIC in a subsequent year.

Capital Loss Carry-Forwards. A Fund is permitted to carry forward a net capital loss from any year to offset its capital gains, if any, realized during the eight years following the year of the loss. A Fund’s capital loss carry-forward is treated as a short-term capital loss in the year to which it is carried. If future capital gains are offset by carried-forward capital losses, such future capital gains are not subject to Fund-level federal income taxation, regardless of whether they are distributed to shareholders. Accordingly, the Funds do not expect to distribute such capital gains. The Funds cannot carry back or carry forward any net operating losses. As of February 28, 2006, the following Funds had capital loss carry-forwards approximating the amount indicated for federal income tax purposes, expiring in the year indicated:

Fund	Year Expires	Capital Loss Carry-Forwards
California Tax-Free Money Market Fund	2014	$51,212
California Tax-Free Money Market Trust	2014	15,884
Cash Investment Money Market Fund	2013	420,331
Minnesota Money Market Fund	2013 2014	15,025 326
Money Market Fund	2013 2014	222,073 60,033
Money Market Trust	2013	30,187
Municipal Money Market Fund	2013	43,320
National Tax-Free Money Market Trust	2014	20,143
Prime Investment Money Market Fund	2013 2014	25,981 2,111
Treasury Plus Money Market Fund	2013	135,324
100% Treasury Money Market Fund	2013 2014	37,866 162,921

If a Fund engages in a reorganization, either as an acquiring Fund or acquired Fund, its own capital loss carry-forwards and the use of its unrealized losses against future realized gains, or such losses of other Funds participating in the reorganization, may be subject to severe limitations that could make such losses substantially unusable. The Funds have engaged in reorganizations or may engage in reorganizations in the future.

Excise Tax. A 4% nondeductible excise tax may be imposed on each Fund’s net income and gains to the extent it fails to distribute by December 31 of each calendar year at least 98% of its ordinary income (excluding capital gains and losses), at least 98% of its capital gain net income (adjusted for ordinary losses) for the 12 month period ending on October 31 of that year, and all of its ordinary income and capital gain net income from previous years that were not distributed during such years. Each Fund intends to actually or be deemed to distribute substantially all of its net income and gains, if any, by the end of each calendar year and, thus, expects not to be subject to the excise tax. However, no assurance can be given that a Fund will not be subject to the excise tax.

Equalization Accounting. A Fund may use the so-called “equalization method” of accounting to allocate a portion of its “earnings and profits,” which generally equals a Fund’s undistributed net investment income and realized capital gains, with certain adjustments, to redemption proceeds. This method permits a Fund to achieve more balanced distributions for both continuing and redeeming shareholders. Although using this method generally will not affect a Fund’s total returns, it may reduce the amount that the Fund would otherwise distribute to continuing shareholders by reducing the effect of purchases and redemptions of RIC shares on Fund distributions to shareholders. However, the IRS may not have expressly sanctioned the equalization accounting method used by the Funds, and thus the use of this method may be subject to IRS scrutiny.

Taxation of Fund Investments. In general, realized gains or losses on the sale of Fund securities will be treated as capital gains or losses, and long-term capital gains or losses if the Fund has held the disposed securities for more than one year at the time of disposition.

If a Fund purchases a debt obligation with original issue discount, generally at a price less than its principal amount (“OID”), such as a zero-coupon bond, the Fund may be required to annually include in its taxable income a portion of the OID as ordinary income, even though the Fund will not receive cash payments for such discount until maturity or disposition of the obligation. In general, inflation protection bonds can be expected to produce OID as their principal amounts are adjusted upward for inflation. A portion of the OID includible in income with respect to certain high-yield corporate debt securities may be treated as a dividend for federal income tax purposes. Gains recognized on the disposition of a debt obligation (including a municipal obligation) purchased by a Fund at a market discount, generally at a price less than its principal amount, generally will be treated as ordinary income to the extent of the portion of market discount which accrued, but was not previously recognized pursuant to an available election, during the term that the Fund held the debt obligation. A Fund generally will be required to make distributions to shareholders representing the OID on debt securities that is currently includible in income, even though the cash representing such income may not have been received by the Fund. Cash to pay such distributions may be obtained from borrowing or from sales proceeds of securities held by a Fund which the Fund otherwise might have continued to hold.

If an option granted by a Fund is sold, lapses or is otherwise terminated through a closing transaction, such as a repurchase by the Fund of the option from its holder, the Fund will realize a short-term capital gain or loss, depending on whether the premium income is greater or less than the amount paid by the Fund in the closing transaction. Some capital losses may be deferred if they result from a position that is part of a “straddle,” discussed below. If securities are sold by a Fund pursuant to the exercise of a call option granted by it, the Fund will add the premium received to the sale price of the securities delivered in determining the amount of gain or loss on the sale. If securities are purchased by a Fund pursuant to the exercise of a put option written by it, the Fund will subtract the premium received from its cost basis in the securities purchased.

Some regulated futures contracts, certain foreign currency contracts, and non-equity, listed options used by a Fund will be deemed “Section 1256 contracts.” A Fund will be required to “mark to market” any such contracts held at the end of the taxable year by treating them as if they had been sold on the last day of that year at market value. Sixty percent of any net gain or loss realized on all dispositions of Section 1256 contracts, including deemed dispositions under the “mark-to-market” rule, generally will be treated as long-term capital gain or loss, and the remaining 40% will be treated as short-term capital gain or loss. These provisions may require a Fund to recognize income or gains without a concurrent receipt of cash. Transactions that qualify as designated hedges are exempt from the mark-to-market rule and the “60%/40%” rule and may require the Fund to defer the recognition of losses on certain futures contracts, foreign currency contracts, and non-equity options.

Foreign exchange gains and losses realized by a Fund in connection with certain transactions involving foreign currency-denominated debt securities, certain options and futures contracts relating to foreign currency, foreign currency forward contracts, foreign currencies, or payables or receivables denominated in a foreign currency are subject to Section 988 of the Code, which generally causes such gains and losses to be treated as ordinary income or loss and may affect the amount and timing of recognition of the Fund’s income. Under future U.S. Treasury Regulations, any such transactions that are not directly related to a Fund’s investments in stock or securities (or its options contracts or futures contracts with respect to stock or securities) may have to be limited in order to enable the Fund to satisfy the 90% income test described above. If the net foreign exchange loss exceeds a Fund’s net investment company taxable income (computed without regard to such loss) for a taxable year, the resulting ordinary loss for such year will not be deductible by the Fund or its shareholders in future years.

Offsetting positions held by a Fund involving certain financial forward, futures or options contracts may be considered, for federal income tax purposes, to constitute “straddles.” “Straddles” are defined to include “offsetting positions” in actively traded personal property. The tax treatment of “straddles” is governed by Section 1092 of the Code which, in certain circumstances, overrides or modifies the provisions of Section 1256. If a Fund is treated as entering into “straddles” by engaging in certain financial forward, futures or option contracts, such straddles could be characterized as “mixed straddles” if the futures, forward, or option contracts comprising a part of such straddles are governed by Section 1256 of the Code, described above. A Fund may make one or more elections with respect to “mixed straddles.” Depending upon which election is made, if any, the results with respect to a Fund may differ. Generally, to the extent the straddle rules apply to positions established by a Fund, losses realized by the Fund may be deferred to the extent of unrealized gain in any offsetting positions. Moreover, as a result of the straddle and the conversion transaction rules, short-term capital loss on straddle positions may be recharacterized as long-term capital loss, and long-term capital gain may be characterized as short-term capital gain or ordinary income. Further, the Fund may be required to capitalize, rather than deduct currently, any interest expense on indebtedness incurred or continued to purchase or carry any positions that are part of a straddle. Because the application of the straddle rules may affect the character of gains and losses, defer losses, and/or accelerate the recognition of gains or losses from affected straddle positions, the amount which must be distributed to shareholders, and which will be taxed to shareholders as ordinary income or long-term capital gain, may be increased or decreased substantially as compared to if a Fund had not engaged in such transactions.

If a Fund enters into a “constructive sale” of any appreciated financial position in stock, a partnership interest, or certain debt instruments, the Fund will be treated as if it had sold and immediately repurchased the property and must recognize gain (but not loss) with respect to that position. A constructive sale occurs when a Fund enters into one of the following transactions with respect to the same or substantially identical property: (i) a short sale; (ii) an offsetting notional principal contract; (iii) a futures or forward contract; or (iv) other transactions identified in future U.S. Treasury Regulations. The character of the gain from constructive sales will depend upon a Fund’s holding period in the property. Losses from a constructive sale of property will be recognized when the property is subsequently disposed of. The character of such losses will depend upon a Fund’s holding period in the property and the application of various loss deferral provisions in the Code. Constructive sale treatment does not apply to transactions if such transaction is closed before the end of the 30th day after the close of the Fund’s taxable year and the Fund holds the appreciated financial position throughout the 60-day period beginning with the day such transaction was closed.

Rules governing the federal income tax aspects of derivatives are in a developing stage and are not entirely clear in certain respects, particularly in light of a recent IRS revenue ruling that held income from a derivative contract with respect to a commodity index is not qualifying income. If it did not, the status of a Fund as a RIC might be jeopardized. Accordingly, while each Fund intends to account for such transaction in a manner it deems appropriate, the IRS might not accept such treatment. The Funds intend to monitor developments in this area. Certain requirements that must be met under the Code in order for each Fund to qualify as a RIC may limit the extent to which a Fund will be able to engage in derivatives.

In addition to the investments described above, prospective shareholders should be aware that other investments made by the Funds may involve sophisticated tax rules that may result in income or gain recognition by the Funds without corresponding current cash receipts. Although the Funds seek to avoid significant noncash income, such noncash income could be recognized by the Funds, in which case the Funds may distribute cash derived from other sources in order to meet the minimum distribution requirements described above. In this regard, the Funds could be required at times to liquidate investments prematurely in order to satisfy their minimum distribution requirements. In addition, payments received by the Funds in connection with securities lending and repurchase agreements will not qualify for reductions in individual federal income tax on certain dividends and so may be taxable as ordinary income.

Taxation of Distributions. Except for exempt-interest distributions below, paid out by the California Tax-Free Money Market Fund, the California Tax-Free Money Market Trust, the Minnesota Money Market Fund, the Municipal Money Market Fund, the National Tax-Free Money Market Fund and the National Tax-Free Money Market Trust (collectively, the “Tax-Free Funds”), all distributions paid out of a Fund’s current and accumulated earnings and profits (as determined at the end of the year), whether paid in cash or reinvested in the fund, generally are deemed to be taxable distributions and must be reported by each shareholder who is required to file a federal income tax return. For federal income tax purposes, a Fund’s earnings and profits, described above, are determined at the end of the Fund’s taxable year and are allocated pro rata to distributions paid over the entire year. Distributions in excess of a Fund’s current and accumulated earnings and profits will first be treated as a return of capital up to the amount of a shareholder’s tax basis in his or her Fund shares and then capital gain. A Fund may make distributions in excess of its earnings and profits to a limited extent, from time to time.

Distributions designated by a Fund as capital gain distributions will be taxable to shareholders as long-term capital gain (to the extent such distributions do not exceed the Fund’s actual net long-term capital gain for the taxable year), regardless of how long a shareholder has held Fund shares, but are not eligible for the dividends-received deduction for corporations. Each Fund will designate capital gain distributions, if any, in a written notice mailed by the Fund to its shareholders not later than 60 days after the close of the Fund’s taxable year.

Some states will not tax distributions made to individual shareholders that are attributable to interest a Fund earned on direct obligations of the U.S. government if the Fund meets the state’s minimum investment or reporting requirements, if any. Investments in GNMA or FNMA securities, bankers’ acceptances, commercial paper and repurchase agreements collateralized by U.S. Government securities generally do not qualify for tax-free treatment. This exemption may not apply to corporate shareholders.

Sales and Exchanges of Fund Shares. In general, as long as a Fund maintains a net asset value of $1.00 per share, no gain or loss should be recognized upon the sale or exchange of fund shares. If a shareholder sells, pursuant to a cash or in-kind redemption, or exchanges his or her Fund shares, subject to the discussion below, he or she generally will realize a taxable capital gain or loss on the difference between the amount received for the shares (or deemed received in the case of an exchange) and his or her tax basis in the shares. This gain or loss will be long-term capital gain or loss if he or she has held such Fund shares for more than one year at the time of the sale or exchange, and short-term otherwise.

If a shareholder sells or exchanges Fund shares within 90 days of having acquired such shares and if, as a result of having initially acquired those shares, he or she subsequently pays a reduced sales charge on a new purchase of shares of the Fund or a different RIC, the sales charge previously incurred in acquiring the Fund’s shares generally shall not be taken into account (to the extent the previous sales charges do not exceed the reduction in sales charges on the new purchase) for the purpose of determining the amount of gain or loss on the disposition, but generally will be treated as having been incurred in the new purchase. Also, if a shareholder realizes a loss on a disposition of Fund shares, the loss may be disallowed under “wash sale” rules to the extent that the shares disposed of are replaced with other shares of the same Fund within the 61-day period beginning 30 days before and ending 30 days after the disposition. Any disallowed loss generally will be reflected in an adjustment to the tax basis of the purchased shares.

If a shareholder receives a capital gain distribution with respect to any Fund share and such Fund share is held for six months or less, then (unless otherwise disallowed) any loss on the sale or exchange of that Fund share will be treated as a long-term capital loss to the extent of the capital gain distribution. In addition, if a shareholder holds Fund shares for six months or less, any loss on the sale or exchange of those shares will be disallowed to the extent of the amount of the exempt-interest dividends (defined below) received with respect to the shares. The Treasury Department is authorized to issue regulations reducing the six months holding requirement to a period of not less than the greater of 31 days or the period between regular distributions where a Fund regularly distributes at least 90% of its met exempt interest, if any. No such regulations have been issued as of the date of this SAI. These loss disallowance rules do not apply to losses realized under a periodic redemption plan.

Foreign Taxes. Amounts realized by a Fund on foreign securities may be subject to withholding and other taxes imposed by such countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. If more than 50% of the value of a Fund’s total assets at the close of its taxable year consists of securities of non-U.S. corporations, the Fund will be eligible to file an annual election with the IRS pursuant to which the Fund may pass-through to its shareholders on a pro rata basis foreign income and similar taxes paid by the Fund, which may be claimed, subject to certain limitations, either as a tax credit or deduction by the shareholders. However, none of the Funds expect to qualify for this election.

Federal Income Tax Rates. As of the printing of this SAI, the maximum stated federal income tax rate applicable to individuals generally is 35% for ordinary income and 15% for net capital gain.

The maximum stated corporate federal income tax rate applicable to ordinary income and net capital gain is 35%. Actual marginal tax rates may be higher for some shareholders, for example, through reductions in deductions to reduce or eliminate the benefit of lower marginal income tax rates. Naturally, the amount of tax payable by any taxpayer will be affected by a combination of tax laws covering, for example, deductions, credits, deferrals, exemptions, sources of income and other matters. Federal income tax rates are set to increase in future years under various “sunset” provisions of laws enacted in 2001 and 2003.

Backup Withholding. The Trust may be required to withhold, subject to certain exemptions, an amount equal to 28% of all distributions and redemption proceeds (including proceeds from exchanges and redemptions in-kind) paid or credited to a Fund shareholder, if the shareholder fails to furnish the Fund with a correct “taxpayer identification number” (“TIN”), generally the shareholder’s social security or employer identification number, if (when required to do so) the shareholder fails to certify under penalty of perjury that the TIN provided is correct and that the shareholder is not subject to backup withholding, or if the IRS notifies the Fund that the shareholder’s TIN is incorrect or that the shareholder is subject to backup withholding. This backup withholding is not an additional income tax imposed on the shareholder. If backup withholding provisions are applicable, any distributions or proceeds, whether paid in cash or in additional shares, must be reduced by the amounts required to be withheld. The shareholder may apply the amounts required to be withheld as a credit against his or her future federal income tax liability, provided that the required information is furnished to the IRS. An investor must provide a valid TIN upon opening or reopening an account. If a shareholder fails to furnish a valid TIN upon request, the shareholder can also be subject to IRS penalties. The rate of backup withholding is set to increase in future years under “sunset” provisions of law enacted in 2001.

Tax-Deferred Plans. The shares of the Funds may be available for a variety of tax-deferred retirement and other tax-advantaged plans and accounts. Prospective investors should contact their tax advisors and financial planners regarding the tax consequences to them of holding Fund shares through such plans and/or accounts. Tax-free funds are not suitable investments for tax-deferred plans.

Foreign Shareholders. With respect to taxable years of a Fund beginning on or after January 1, 2005 and before January 1, 2008, distributions designated by a Fund as “interest-related distributions” generally attributable to the Fund’s net interest income earned on certain debt obligations paid to a nonresident alien individual, a foreign trust (i.e., a trust other than a trust which a U.S. court is able to exercise primary supervision over administration of that trust and one or more U.S. persons have authority to control substantial decisions of that trust), a foreign estate (i.e., the income of which is not subject to U.S. tax regardless of source) or a foreign corporation (each, a “foreign shareholder”) generally will be exempt from federal income tax withholding tax, provided the Fund obtains a properly completed and signed certificate of foreign status from such foreign shareholder (“exempt foreign shareholder”). In order to qualify as an interest-related distribution, the Fund must designate a distribution as such not later than 60 days after the close of the Fund’s taxable year. Distributions made to exempt foreign shareholders attributable to net investment income from other sources, such as dividends received by a Fund, generally will be subject to non-refundable federal income tax withholding at a 30% rate (or such lower rate provided under an applicable income tax treaty). Notwithstanding the foregoing, if a distribution described above is “effectively connected”

with a U.S. trade or business (or, if an income tax treaty applies, is attributable to a permanent establishment) of the recipient foreign shareholder, federal income tax withholding and exemptions attributable to foreign persons will not apply and the distribution will be subject to the tax, reporting and withholding requirements generally applicable to U.S. persons.

As a money market fund, each Fund does not expect to realize substantial capital gain, but no assurance can be given to this effect. If a Fund realizes any short-term capital gain, the rules attributable to the qualification of Fund distributions of short-term capital gain to foreign shareholders are quite complex, and foreign shareholders therefore are urged to consult their own tax advisers and financial planners with respect to the particular tax consequences to them of an investment in a Fund.

Even if permitted to do so, the Funds provide no assurance that they will designate any distributions as interest-related distributions or short-term capital gain distributions. Even if a Fund makes such designations, if you hold Fund shares through an intermediary, no assurance can be made that your intermediary will respect such designations.

If a foreign shareholder is a resident of a foreign country but is not a citizen or resident of the U.S. at the time of the shareholder’s death, Fund shares will be deemed property situated in the U.S. and will be subject to federal estate taxes (at graduated rates of 18% to 55% of the total value, less allowable deductions and credits). Under recently enacted tax legislation, with respect to estates of decedents dying after December 31, 2004, and before January 1, 2008, if a foreign shareholder is a resident of a foreign country but is not a citizen or resident of the United States at the time of the shareholder’s death, Fund shares will not be deemed property situated in the United States in the proportion that, at the end of the quarter of the Fund’s taxable year immediately preceding the shareholder’s date of death, the assets of the Fund that were “qualifying assets” (i.e., bank deposits, debt obligations or property not within the United States) with respect to the decedent bore to the total assets of the Fund. In general, no federal gift tax will be imposed on gifts of Fund shares made by foreign shareholders.

The availability of reduced U.S. taxes pursuant to the 1972 Convention or the applicable estate tax convention depends upon compliance with established procedures for claiming the benefits thereof, and may, under certain circumstances, depend upon the foreign shareholder making a satisfactory demonstration to U.S. tax authorities that the shareholder qualifies as a foreign person under federal income tax laws and the 1972 Convention.

Special rules apply to foreign partnerships and those holding Fund shares through foreign partnerships.

Additional Considerations for the Tax-Free Funds. If at least 50% of the value of a regulated investment company’s total assets at the close of each quarter of its taxable years consists of obligations the interest on which is exempt from federal income tax, it will qualify under the Code to pay “exempt-interest distributions.” The Tax-Free Funds intend to so qualify and are designed to provide shareholders with a high level of income exempt from federal income tax in the form of exempt-interest distributions.

Distributions of capital gains or income not attributable to interest on a Tax-Free Fund’s tax-exempt obligations will not constitute exempt-interest distributions and will be taxable to its shareholders. The exemption of interest income derived from investments in tax-exempt obligations for federal income tax purposes may not result in a similar exemption under the laws of a particular state or local taxing authority.

Not later than 60 days after the close of its taxable year, each Tax-Free Fund will notify its shareholders of the portion of the distributions for the taxable year which constitutes exempt-interest distributions. The designated portion cannot exceed the excess of the amount of interest excludable from gross income under Section 103 of the Code received by the Tax-Free Fund during the taxable year over any amounts disallowed as deductions under Sections 265 and 171(a)(2) of the Code. Interest on indebtedness incurred to purchase or carry shares of a Tax-Free Fund will not be deductible to the extent that the Fund’s distributions are exempt from federal income tax.

In addition, certain deductions and exemptions have been designated “tax preference items” which must be added back to taxable income for purposes of calculating federal alternative minimum tax (“AMT”). Tax preference items include tax-exempt interest on “private activity bonds.” To the extent that a Tax-Free Fund invests in private activity bonds, its shareholders will be required to report that portion of a Tax-Free Fund’s distributions attributable to income from the bonds as a tax preference item in determining their federal AMT, if any. Shareholders will be notified of the tax status of distributions made by a Tax-Free Fund. Persons who may be “substantial users” (or “related persons” of substantial users) of facilities financed by private activity bonds should consult their tax advisors before purchasing shares in a Tax-Free Fund. Furthermore, shareholders will not be permitted to deduct any of their share of a Tax-Free Fund’s expenses in computing their federal AMT. In addition, exempt-interest distributions paid by a Tax-Free Fund to a corporate shareholder is included in the shareholder’s “adjusted current earnings” as part of its federal AMT calculation. As of the printing of this SAI, individuals are subject to federal AMT at a maximum rate of 28% and corporations are subject to federal AMT at a maximum rate of 20%. Shareholders with questions or concerns about the AMT should consult own their tax advisors.

A significant portion of tax-exempt distributions from the Municipal Money Market Fund will be treated as a “tax preference item,” as discussed above. For the 2005 calendar year, the percentage of tax-exempt distributions so treated as a tax preference items was as follows:

Fund	Percentage of Tax-Exempt Distributions Treated as a Tax Preference Item
California Tax-Free Money Market Fund	18.65%
California Tax-Free Money Market Trust	18.30%
Minnesota Money Market Fund	17.49%
Municipal Money Market Fund	81.43%
National Tax-Free Money Market Fund	0.00%
National Tax-Free Money Market Trust	0.00%

The IRS is paying increased attention on whether obligations intended to produce interest exempt from federal income taxation in fact meet the requirements for such exemption. Ordinarily, the Tax-Exempt Funds rely on an opinion from the issuer’s bond counsel that interest on the issuer’s obligation will be exempt from federal income taxation. However, no assurance can be given that the IRS will not successfully challenge such exemption, which could cause interest on the obligation to be taxable and could jeopardize a Tax-Exempt Fund’s ability to pay exempt-interest distributions. Similar challenges may occur with respect to state-specific exemptions.

Additional Considerations for the California Tax-Free Money Market Fund and California Tax-Free Money Market Trust. If, at the close of each quarter of its taxable year, at least 50% of the value of the total assets of a regulated investment company consists of obligations the interest on which, if held by an individual, is exempt from taxation by California (“California Exempt Securities”), then the regulated investment company will be qualified to make distributions that are exempt from California state individual income tax (“California exempt-interest distributions”). For this purpose, California Exempt Securities generally are limited to California municipal securities and certain U.S. government and U.S. possession obligations. The California Tax-Free Money Market Fund and California Tax-Free Money Market Trust (“California Tax-Free Funds”) intend to qualify under the above requirements so that they can pay California exempt-interest distributions.

Within sixty days after the close of its taxable year, each California Tax-Free Fund will notify its shareholders of the portion of the distributions made the Fund that is exempt from California state individual income tax. The total amount of California exempt-interest distributions paid by a California Tax-Free Fund attributable to any taxable year cannot exceed the excess of the amount of interest received by the Fund for such year on California Exempt Securities over any amounts that, if the Fund was treated as an individual, would be considered expenses related to tax exempt income or amortizable bond premium and would thus not be deductible under federal income or California state individual income tax law.

In cases where a shareholder of a California Tax-Free Fund is a “substantial user” or “related person” with respect to California Exempt Securities held by the Fund, such shareholders should consult their tax advisors to determine whether California exempt-interest distributions paid by the Fund with respect to such obligations retain California state individual income tax exclusion. In this connection, rules similar to those regarding the possible unavailability of federal exempt-interest distributions treatment to “substantial users” are applicable for California state income tax purposes. Interest on indebtedness incurred by a shareholder in a taxable year to purchase or carry shares of a California Tax-Free Fund is not deductible for California state personal income tax purposes if the Fund distributes California exempt-interest distributions to the shareholder for taxable year.

The foregoing is only a summary of some of the important California state individual income tax considerations generally affecting the California Tax-Free Funds and their shareholders. No attempt is made to present a detailed explanation of the California state income tax treatment of the California Tax-Free Funds or their shareholders, and this discussion is not intended as a substitute for careful tax planning. Further, it should be noted that the portion of any California Tax-Free Fund distributions constituting California exempt-interest distributions is excludable from income for California state individual income tax purposes only. Any distributions paid to shareholders subject to California state franchise tax or California state corporate income tax may be taxable for such purposes. Accordingly, potential investors in the California Tax-Free Funds, including, in particular, corporate investors which may be subject to either California franchise tax or California corporate income tax, should consult their own tax advisors with respect to the application of such taxes to the receipt of the California Tax-Free Funds’ distributions and as to their own California state tax situation, in general.

Additional Considerations for the Minnesota Money Market Fund. Shareholders of the Fund who are individuals, estates, or trusts and who are subject to the regular Minnesota individual income tax will not be subject to such regular Minnesota tax on Fund distributions to the extent that such distributions qualify as exempt-interest distributions under Section 852(b)(5) of the Code which are derived from interest income on tax-exempt obligations of the State of Minnesota, or its political or governmental subdivisions, municipalities, governmental agencies, or instrumentalities (“Minnesota Sources”). The foregoing will apply, however, only if the portion of the exempt-interest distributions from such Minnesota Sources that is paid to all shareholders represents 95% or more of the exempt-interest distributions that are paid by the Fund. If the 95% test is not met, all exempt-interest distributions that are paid by the Fund generally will be subject to the regular Minnesota individual income tax. The Minnesota Money Market Fund intends to meet this 95% threshold, but no assurance can be provided that it will. Even if the 95% test is met, to the extent that exempt-interest distributions that are paid by the Fund are not derived from the Minnesota Sources described in the first sentence of this paragraph, such distributions generally will be subject to the regular Minnesota individual income tax. Other distributions of the Fund, including distributions from net short-term and long-term capital gains, generally are not exempt from the regular Minnesota individual income tax.

State legislation enacted in 1995 provides that it is the intent of the Minnesota legislature that interest income on obligations of Minnesota governmental units, including obligations of the Minnesota Sources described above, and exempt-interest distributions that are derived from interest income on such obligations, be included in the net income of individuals, estates, and trusts for Minnesota income tax purposes if it is judicially determined that the exemption by Minnesota of such interest or such exempt-interest distributions unlawfully discriminates against interstate commerce because interest income on obligations, is so included. This provision applies to taxable years that begun during or after the calendar year in which such judicial decision becomes final, regardless of the date on which the obligations were issued, and other remedies apply for previous taxable years. The United States Supreme Court in 1995 denied certiorari in a case in which an Ohio state court upheld an exemption for interest income on obligations of Ohio governmental issuers, even though interest income on obligations of non-Ohio governmental issuers was subject to tax. In 1997, the United States Supreme Court denied certiorari in a subsequent case from Ohio, involving the same taxpayer and the same issue, in which the Ohio Supreme Court refused to reconsider the merits of the case on the ground that the previous final state court judgment barred any claim arising out of the transaction that was the subject of the previous action. It cannot be predicted whether a similar case will be brought in Minnesota or elsewhere, or what the outcome of such case would be.

Subject to certain limitations that are set forth in the Minnesota rules, Minnesota Fund distributions, if any, that are derived from interest on certain United States obligations are not subject to the regular Minnesota personal income tax or the Minnesota alternative minimum tax, in the case of shareholders of the Minnesota Fund who are individuals, estates, or trusts.

Fund distributions, including exempt-interest distributions, are not excluded in determining the Minnesota franchise tax on corporations that is measured by taxable income and alternative minimum taxable income. Fund distributions may also be taken into account in certain cases in determining the minimum fee that is imposed on corporations, S corporations, and partnerships.

Minnesota presently imposes an alternative minimum tax on individuals, estates, and trusts that is based, in part, on such taxpayers’ federal alternative minimum taxable income, which includes federal tax preference items. The Code provides that interest on specified private activity bonds is a federal tax preference item, and that an exempt-interest distribution of a regulated investment company constitutes a federal tax preference item to the extent of its proportionate share of the interest on such private activity bonds. Accordingly, exempt-interest distributions that are attributable to such private activity bond interest, even though they are derived from the Minnesota Sources described above, will be included in the base upon which such Minnesota alternative minimum tax is computed. In addition the entire portion of exempt-interest distributions that is received by such shareholders and that is derived from sources other than the Minnesota Sources described above generally is also subject to the Minnesota alternative minimum tax. Further, should the 95% test that is described above fail to be met, all of the exempt-interest distributions that are paid by the Fund, including all of those that are derived from the Minnesota Sources described above, generally will be subject to the Minnesota alternative minimum tax, in the case of shareholders of the Fund who are individuals, estates or trusts.

PROXY VOTING POLICIES AND PROCEDURES

The Trusts and Funds Management have adopted policies and procedures (“Procedures”) that are used to vote proxies relating to portfolio securities held by the Funds of the Trusts. The Procedures are designed to ensure that proxies are voted in the best interests of Fund shareholders, without regard to any relationship that any affiliated person of the Fund (or an affiliated person of such affiliated person) may have with the issuer of the security.

The responsibility for voting proxies relating to the Funds’ portfolio securities has been delegated to Funds Management. In accordance with the Procedures, Funds Management exercises its voting responsibility with the goal of maximizing value to shareholders consistent with governing laws and the investment policies of each Fund. While the Funds do not purchase securities to exercise control or to seek to effect corporate change through share ownership, they support sound corporate governance practices within companies in which they invest and reflect that support through their proxy voting process.

Funds Management has established a Proxy Voting Committee (the “Proxy Committee”) that is responsible for overseeing the proxy voting process and ensuring that the voting process is implemented in conformance with the Procedures. Funds Management has retained an independent, unaffiliated nationally recognized proxy voting company, as proxy voting agent. The Proxy Committee monitors the proxy voting agent and the voting process and, in certain situations, votes proxies or directs the proxy voting agent how to vote.

The Procedures set out guidelines regarding how Funds Management and the proxy voting agent will vote proxies. Where the guidelines specify a particular vote on a particular matter, the proxy voting agent handles the proxy, generally without further involvement by the Proxy Committee. Where the guidelines specify a case-by-case determination, or where a particular issue is not addressed in the guidelines, the proxy voting agent forwards the proxy to the Proxy Committee for a vote determination by the Proxy Committee. In addition, even where the guidelines specify a particular vote, the Proxy Committee may exercise a discretionary vote if it determines that a case-by-case review of a particular matter is warranted. As a general matter, proxies are voted consistently on the same matter when securities of an issuer are held by multiple Funds.

The Procedures set forth Funds Management’s general position on various proposals, such as:

•	Routine Items – Funds Management will generally vote for the ratification of auditors, uncontested director or trustee nominees, changes in company name, and other procedural matters related to annual meetings.

•	Corporate Governance – Funds Management will generally vote for charter and bylaw amendments proposed solely to conform with modern business practices or for purposes of simplification.

•	Anti-Takeover Matters – Funds Management generally will vote for proposals that require shareholder ratification of poison pills, and on a case-by-case basis on proposals to redeem a company’s poison pill.

•	Mergers/Acquisitions and Corporate Restructurings – Funds Management’s Proxy Committee will examine these items on a case-by-case basis.

•	Shareholder Rights – Funds Management will generally vote against proposals that may restrict shareholder rights.

In all cases where the Proxy Committee makes the decision regarding how a particular proxy should be voted, the Proxy Committee exercises its voting discretion in accordance with the voting philosophy of the Funds and in the best interests of Fund shareholders. In deciding how to vote, the Proxy Committee may rely on independent research, input and recommendations from third parties including independent proxy services, other independent sources, investment sub-advisers, company managements and shareholder groups as part of its decision-making process.

In most cases, any potential conflicts of interest involving Funds Management or any affiliate regarding a proxy are avoided through the strict and objective application of the Funds’ voting guidelines. However, when the Proxy Committee is aware of a material conflict of interest regarding a matter that would otherwise be considered on a case-by-case basis by the Proxy Committee, the Proxy Committee shall address the material conflict by using any of the following methods: (1) instructing the proxy voting agent to vote in accordance with the recommendation it makes to its clients; (2) disclosing the conflict to the Board and obtaining their consent before voting; (3) submitting the matter to the Board to exercise its authority to vote on such matter; or (4) engaging an independent fiduciary who will direct the Proxy Committee on voting instructions for the proxy. Additionally, the Proxy Committee does not permit its votes to be influenced by any conflict of interest that exists for any other affiliated person of the Funds (such as a sub-adviser or principal underwriter) and the Proxy Committee votes all such matters without regard to the conflict. The Procedures may reflect voting positions that differ from practices followed by other companies or subsidiaries of Wells Fargo & Company.

In order to not hinder possible economic benefits to the Funds and Fund shareholders, Funds Management will generally refrain from voting proxies on foreign securities that are subject to share blocking restrictions. In addition, securities on loan will typically not be recalled to facilitate voting. However, if the Proxy Committee is aware of an item in time to recall the security and has determined in good faith that the importance of the matter to be voted upon outweighs any potential loss of benefits or revenue, the security will be recalled for voting.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information regarding how to obtain the results of such voting during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-800-222-8222, visiting our Web site at www.wellsfargo.com/advantagefunds, or visiting the SEC Web site at www.sec.gov.

POLICIES AND PROCEDURES FOR DISCLOSURE OF FUND PORTFOLIO HOLDINGS

The following policies and procedures (the “Procedures”) govern the disclosure of portfolio holdings and any ongoing arrangements to make available information about portfolio holdings for the separate series of Wells Fargo Funds Trust (“Funds Trust”), Wells Fargo Master Trust (“Master Trust”) and Wells Fargo Variable Trust (“Variable Trust”) (each of Funds Trust, Master Trust and Variable Trust referred to collectively herein as the “Funds” or individually as the “Fund”) now existing or hereafter created. The Funds have adopted these Procedures to ensure that the disclosure of a Fund’s portfolio holdings is accomplished in a manner that is consistent with a Fund’s fiduciary duty to its shareholders. For purposes of these Procedures, the term, “portfolio holdings” means the stock and bonds held by a Fund and does not include the cash investments or other derivative positions held by the Fund. Under no circumstances shall Funds Management or the Funds receive any compensation in return for the disclosure of information about a Fund’s portfolio securities or for any ongoing arrangements to make available information about a Fund’s portfolio securities.

Disclosure of Fund Portfolio Holdings. The complete portfolio holdings and top ten holdings information referenced below (except for the Funds of Master Trust and Variable Trust) will be available on the Funds’ website until updated for the next applicable period. Funds Management may withhold any portion of a Fund’s portfolio holdings from online disclosure when deemed to be in the best interest of the Fund. Once holdings information has been posted on the website, it may be further disseminated without restriction.

A.	Complete Holdings. The complete portfolio holdings for each Fund (except for funds that operate as fund of funds) shall be made publicly available on the Funds’ website (www.wellsfargo.com/advantagefunds) on a monthly, 30-day or more delayed basis.

B.	Top Ten Holdings. Top ten holdings information for each Fund (except for funds that operate as fund of funds) shall be made publicly available on the Funds’ website on a monthly, seven-day or more delayed basis.

C.	Fund of Funds Structure.

1.	The underlying funds held by a fund that operates as a fund of funds shall be posted to the Funds’ website and included in fund fact sheets on a monthly, seven-day or more delayed basis.

2.	A change to the underlying funds held by a Fund in a fund of funds structure or changes in a Fund’s target allocations between or among its fixed-income and/or equity investments may be posted to the Funds’ website simultaneous with the change.

Furthermore, as required by the SEC, each Fund (except money market funds) shall file its complete portfolio holdings schedule in public filings made with the SEC on a quarterly basis. Each Fund, (including money market funds) is required to file its complete portfolio schedules for the second and fourth fiscal quarter on Form N-CSR, and each Fund (except money market funds) is required to file its complete portfolio schedules for the first and third fiscal quarters on From N-Q, in each instance within 60 days of the end of the Fund’s fiscal quarter. Through Form N-CSR and Form N-Q filings made with the SEC, the Funds’ full portfolio holdings will be publicly available to shareholders on a quarterly basis. Such filings shall be made on or shortly before the 60th day following the end of a fiscal quarter.

Each Fund’s complete portfolio schedules for the second and fourth fiscal quarter, required to be filed on Form N-CSR, shall be delivered to shareholders in the Fund’s semi-annual and annual reports. Each Fund’s complete portfolio schedule for the first and third fiscal quarters, required to be filed on Form N-Q, will not be delivered to shareholders. Each Fund, however, shall include appropriate disclosure in its semi-annual and annual reports as to how a shareholder may obtain holdings information for the Fund’s first and third fiscal quarters.

List of Approved Recipients. The following list describes the limited circumstances in which a Fund’s portfolio holdings may be disclosed to selected third parties in advance of the monthly release on the Funds’ website. In each instance, a determination will be made by Funds Management that such advance disclosure is supported by a legitimate business purpose and that the recipients, where feasible, are subject to an independent duty not to disclose or trade on the nonpublic information.

A.	Sub-Advisers. Sub-advisers shall have full daily access to fund holdings for the Fund(s) for which they have direct management responsibility. Sub-advisers may also release and discuss portfolio holdings with various broker/dealers for purposes of analyzing the impact of existing and future market changes on the prices, availability\demand and liquidity of such securities, as well as for the purpose of assisting portfolio managers in the trading of such securities.

B.	Money Market Portfolio Management Team. The money market portfolio management team at Wells Capital Management Incorporated (“Wells Capital Management”) shall have full daily access to daily transaction information across the Wells Fargo Advantage Funds for purposes of anticipating money market sweep activity which in turn helps to enhance liquidity management within the money market funds.

C.	Funds Management/Wells Fargo Funds Distributor, LLC.

1.	Funds Management personnel that deal directly with the processing, settlement, review, control, auditing, reporting, and/or valuation of portfolio trades shall have full daily access to Fund portfolio holdings through access to PFPC’s Datapath system.

2.	Funds Management personnel that deal directly with investment review and analysis of the Funds shall have full daily access to Fund portfolio holdings through Factset, a program that is used to, among other things, evaluate portfolio characteristics against available benchmarks.

3.	Funds Management and Funds Distributor personnel may be given advance disclosure of any changes to the underlying funds in a fund of funds structure or changes in a Fund’s target allocations that result in a shift between or among its fixed-income and/or equity investments.

D.	External Servicing Agents. Appropriate personnel employed by entities that assist in the review and/or processing of Fund portfolio transactions, employed by the fund accounting agent, the custodian and the trading settlement desk at Wells Capital Management (only with respect to the Funds that Wells Capital Management sub-advises), shall have daily access to all Fund portfolio holdings. In addition, certain of the sub-advisers utilize the services of software provider Advent to assist with portfolio accounting and trade order management. In order to provide the contracted services to the sub-adviser, Advent may receive full daily portfolio holdings information directly from the Funds’ accounting agent however, only for those Funds in which such sub-adviser provides investment advisory services. Funds Management also utilizes the services of Institutional Shareholder Services (“ISS”) and SG Constellation, L.L.C. to assist with proxy voting and B share financing, respectively. Both ISS and SG Constellation, L.L.C. may receive full Fund portfolio holdings on a weekly basis for the Funds for which they provide services.

E.	Rating Agencies. Standard & Poor’s (“S&P”) and Moody’s Investors Services (“Moody’s”) receive full Fund holdings for rating purposes. S&P may receive holdings information weekly on a seven-day delayed basis. Moody’s may receive holdings information monthly on a seven-day delayed basis.

Additions to List of Approved Recipients. Any additions to the list of approved recipients requires approval by the President and Chief Legal Officer of the Funds based on a review of: (i) the type of fund involved; (ii) the purpose for receiving the holdings information; (iii) the intended use of the information; (iv) the frequency of the information to be provided; (v) the length of the lag, if any, between the date of the information and the date on which the information will be disclosed; (vi) the proposed recipient’s relationship to the Funds; (vii) the ability of Funds Management to monitor that such information will be used by the proposed recipient in accordance with the stated purpose for the disclosure; (viii) whether a confidentiality agreement will be in place with such proposed recipient; and (ix) whether any potential conflicts exist regarding such disclosure between the interests of Fund shareholders, on the one hand, and those of the Fund’s investment adviser, principal underwriter, or any affiliated person of the Fund.

Funds Management Commentaries. Funds Management may disclose any views, opinions, judgments, advice or commentary, or any analytical, statistical, performance or other information in connection with or relating to a Fund or its portfolio holdings (including historical holdings information), or any changes to the portfolio holdings of a Fund if such disclosure does not result in the disclosure of current portfolio holdings information any sooner than on a monthly 30-day delayed basis (or on a monthly 7-day delayed basis for a top-ten holding) and such disclosure does not constitute material nonpublic information, which for this purpose, means information that would convey any advantage to a recipient in making an investment decision concerning a Fund.

Board Approval. The Board shall review and reapprove these Procedures, including the list of approved recipients, as often as they deem appropriate, but not less often than annually, and making any changes that they deem appropriate.

CAPITAL STOCK

The Funds are sixteen of the funds in the Wells Fargo Funds Trust family of funds. The Trust was organized as a Delaware statutory trust on March 10, 1999.

Most of the Trust’s funds are authorized to issue multiple classes of shares, one class generally subject to a front-end sales charge and, in some cases, classes subject to a contingent-deferred sales charge, that are offered to retail investors. Certain of the Trust’s funds also are authorized to issue other classes of shares, which are sold primarily to institutional investors. Each share in a Fund represents an equal, proportionate interest in the Fund with all other shares. Shareholders bear their pro rata portion of the Fund’s operating expenses, except for certain class-specific expenses (e.g., any state securities registration fees, shareholder servicing fees or distribution fees that may be paid under Rule 12b-1) that are allocated to a particular class. Please contact Investor Services at 1-800-222-8222 if you would like additional information about other funds or classes of shares offered.

With respect to matters that affect one class but not another, shareholders vote as a class; for example, the approval of a Plan. Subject to the foregoing, all shares of a Fund have equal voting rights and will be voted in the aggregate, and not by series, except where voting by a series is required by law or where the matter involved only affects one series. For example, a change in a Fund’s fundamental investment policy affects only one Series and would be voted upon only by shareholders of the Fund involved. Additionally, approval of an advisory agreement since it affects only one Fund, is a matter to be determined separately by each Series. Approval by the shareholders of one Series is effective as to that Series whether or not sufficient votes are received from the shareholders of the other Series to approve the proposal as to those Series.

As used in the Prospectuses and in this SAI, the term “majority” when referring to approvals to be obtained from shareholders of a class of a Fund, means the vote of the lesser of (i) 67% of the shares of such class of the Fund represented at a meeting if the holders of more than 50% of the outstanding shares of such class of the Fund are present in person or by proxy, or (ii) more than 50% of the outstanding shares of such class of the Fund. The term “majority,” when referring to approvals to be obtained from shareholders of the Fund, means the vote of the lesser of (i) 67% of the shares of the Fund represented at a meeting if the holders of more than 50% of the outstanding shares of the Fund are present in person or by proxy, or (ii) more than 50% of the outstanding shares of the Fund. The term “majority,” when referring to the approvals to be obtained from shareholders of the Trust as a whole, means the vote of the lesser of (i) 67% of the Trust’s shares represented at a meeting if the holders of more than 50% of the Trust’s outstanding shares are present in person or by proxy, or (ii) more than 50% of the Trust’s outstanding shares.

Shareholders are entitled to one vote for each full share held and fractional votes for fractional shares held. Shareholders are not entitled to any preemptive rights. All shares are issued in uncertificated form only, and, when issued, will be fully paid and non-assessable by the Trust.

The Trust may dispense with an annual meeting of shareholders in any year in which it is not required to elect directors under the 1940 Act.

Each share of a class of a Fund represents an equal proportional interest in the Fund with each other share in the same class and is entitled to such dividends and distributions out of the income earned on the assets belonging to the Fund as are declared in the discretion of the Trustees. In the event of the liquidation or dissolution of the Trust, shareholders of a Fund or class are entitled to receive the assets attributable to the Fund or class that are available for distribution, and a distribution of any general assets not attributable to a particular investment portfolio that are available for distribution in such manner and on such basis as the Trustees in their sole discretion may determine.

Set forth below as of June 6, 2006, is the name, address and share ownership of each person known by the Trust to have beneficial or record ownership of 5% or more of a class of each Fund or 5% or more of the voting securities of each Fund as a whole. The term “N/A” is used where a shareholder holds 5% or more of a class, but less than 5% of a Fund as a whole.

5% OWNERSHIP AS OF June 6, 2006

Fund	Name and Address	Type of Ownership	Percentage of Fund
CALIFORNIA TAX-FREE MONEY MARKET FUND
Class A	WELLS FARGO SERVICE COMPANY FBO Sweep Funds CATF Retail Sweep Operations 3401 N. 4th Avenue, MAC #N9777-131 Sioux Falls, SD 51104-0783	Record	70.20%

	WELLS FARGO INVESTMENTS, LLC c/o Alec O’Connor 625 Marquette Ave., Fl. 12 Minneapolis, MN 55402-2308	Record	19.57%

Service Class	WELLS FARGO BANK, NA ATTN Cash Sweep Dept. MAC N9306-04C 733 Marquette Ave. Minneapolis, MN 55479-0001	Record	27.79%

	WELLS FARGO INVESTMENTS LLC 608 Second Avenue South 8th floor Minneapolis, MN 55479-001	Record	11.61%

	WELLS FARGO INST BROKERAGE SERVICES c/o Sean O’Farrell 608 2nd Ave. MAC #N9303-054 Minneapolis, MN 55479-0001	Record	21.24%

	MICHAEL HALL KIESCHNICK FRANCES HALL KIESCHNICK COMM PROP 1467 Hamilton Ave Palo Alto, CA 94301-3125	Record	5.21%

CALIFORNIA TAX-FREE MONEY MARKET TRUST

Single Class	WELLS FARGO BANK, N.A. Attn: Cash Sweep Dept. MAC: N9306-04C 733 Marquette Ave. Minneapolis, MN 55479-0001	Record	95.75%

CASH INVESTMENT MONEY MARKET FUND

Administrator Class	WELLS FARGO INST BROKERAGE SYSTEMS ATTN: SEAN O’FARRELL 608 2nd Ave S MAC # N9303-054 Minneapolis, MN 55402-0001	Record	77.93%

Fund	Name and Address	Type of Ownership	Percentage of Fund
	WELLS FARGO BANK, N.A. Attn: Cash Sweep Dept. MAC: N9306-04C 733 Marquette Ave. Minneapolis, MN 55479-0001	Record	13.05%

Institutional Class	WELLS FARGO BANK, N.A. Attn: Cash Sweep Dept. MAC: N9306-04C 733 Marquette Ave. Minneapolis, MN 55479-0001	Record	38.28%

	WELLS FARGO INST BROKERAGE SERVICES c/o Sean O’Farrell 608 2nd Ave. MAC #N9303-054 Minneapolis, MN 55479-0001	Record	51.81%

Service Class	WELLS FARGO BANK, N.A. Attn: Cash Sweep Dept. MAC: N9306-04C 733 Marquette Ave. Minneapolis, MN 55479-0001	Record	48.92%

	WELLS FARGO INVESTMENTS, LLC c/o Alec O’Connor 625 Marquette Ave., Fl. 12 Minneapolis, MN 55402-2308	Record	9.58%

	WELLS FARGO INST BROKERAGE SERVICES c/o Sean O’Farrell 608 2nd Ave. MAC #N9303-054 Minneapolis, MN 55479-0001	Record	19.81%

GOVERNMENT MONEY MARKET FUND

Administrator Class	WELLS FARGO INST BROKERAGE SERVICES c/o Sean O’Farrell 608 2nd Ave. MAC #N9303-054 Minneapolis, MN 55479-0001	Record	66.08%

	WELLS FARGO BANK, N.A. Attn: Cash Sweep Dept. MAC: N9306-04C 733 Marquette Ave. Minneapolis, MN 55479-0001	Record	24.28%

	Pershing LLC For the Exclusive Benefit of Brokerage Customers ATTN: Cash Management Services 1Pershing Plaza Jersey City NJ 07399-0001	Record	5.74%

Fund	Name and Address	Type of Ownership	Percentage of Fund
Class A	WELLS FARGO INVESTMENTS, LLC c/o Alec O’Connor 625 Marquette Ave., Fl. 12 Minneapolis, MN 55402-2308	Record	92.61%

	WELLS FARGO BANK MN NA FBO Retirement Plan Svcs P.O. Box 1533 Minneapolis, MN 55480-1533	Record	5.88%

Institutional Class	WELLS FARGO BANK, N.A. Attn: Cash Sweep Dept. MAC: N9306-04C 733 Marquette Ave. Minneapolis, MN 55479-0001	Record	68.74%

	WELLS FARGO INST BROKERAGE SERVICES c/o Sean O’Farrell 608 2nd Ave. S ; MAC: N9303-054 Minneapolis, MN 55479-0001	Record	26.27%

Service Class	WELLS FARGO BANK, NA ATTN Cash Sweep Dept. MAC N9306-04C 733 Marquette Ave. Minneapolis, MN 55479-0001	Record	87.32%

	WELLS FARGO INST BROKERAGE SERVICES c/o Sean O’Farrell 608 2nd Ave. S MAC #N9303-054 Minneapolis, MN 55479-0001	Record	8.70%
HERITAGE MONEY MARKET FUND

Institutional Class	WELLS FARGO BANK, NA ATTN Cash Sweep Dept. MAC N9306-04C 733 Marquette Ave. Minneapolis, MN 55479-0001	Record	72.35%

	MELLON FINANCIAL MARKETS LLC UNITED HEALTH GROUP One Mellon Center, Suite 475 Pittsburgh, PA 15258	Record	5.64%

LIQUIDITY RESERVE MONEY MARKET FUND

Single class	WELLS FARGO INVESTMENTS, LLC c/o Alec O’Connor 625 Marquette Ave., Fl. 12 Minneapolis, MN 55402-2308	Record	99.97%

Fund	Name and Address	Type of Ownership	Percentage of Fund
MINNESOTA MONEY MARKET FUND

Class A	WELLS FARGO INVESTMENTS, LLC c/o Alec O’Connor 625 Marquette Ave., Fl. 12 Minneapolis, MN 55402-2308	Record	95.14%

MONEY MARKET FUND

Class A	WELLS FARGO SERVICE COMPANY FBO Sweep Funds FA Retail Sweep Operations 3401 N. 4th Avenue, #N9777-131 Sioux Falls, SD 57104-0783	Record	48.29%

	WELLS FARGO INVESTMENTS, LLC c/o Alec O’Connor 625 Marquette Ave., Fl. 12 Minneapolis, MN 55402-2308	Record	48.11%

Class B	WELLS FARGO SERVICE COMPANY FBO Sweep Funds FB Retail Sweep Operations 3401 N. 4th Avenue, MAC #N9777-131 Sioux Falls, SD 57104-0783	Record	99.02%

Investor Class	N/A	N/A	N/A

MONEY MARKET TRUST

Single Class	WELLS FARGO BANK, N.A. Attn: Cash Sweep Dept. MAC: N9306-04C 733 Marquette Ave. Minneapolis, MN 55479-0001	Record	100.00%

MUNICIPAL MONEY MARKET FUND

Single Class	N/A	N/A	N/A

NATIONAL TAX-FREE MONEY MARKET FUND

Class A	WELLS FARGO INVESTMENTS, LLC c/o Alec O’Connor 625 Marquette Ave., Fl. 12 Minneapolis, MN 55402-2308	Record	53.10%

	WELLS FARGO SERVICE COMPANY FBO Sweep Funds NTF Retail Sweep Operations 3401 N. 4th Avenue, #N9777-131 Sioux Falls, SD 57104-0783	Record	44.42%

Fund	Name and Address	Type of Ownership	Percentage of Fund
Administrator Class	Edwin J Clark 222 Lady Ln Michigan City IN 46360-1830	Record	9.57%

Institutional Class	WELLS FARGO INST BROKERAGE SERVICES c/o Sean O’Farrell 608 2nd Ave. S MAC #N9303-054 Minneapolis, MN 55479-0001	Record	31.84%

	WELLS FARGO BANK, N.A. Attn: Cash Sweep Dept. MAC: N9306-04C 733 Marquette Ave. Minneapolis, MN 55479-0001	Record	46.42%

	COMPLETE PRODUCTION SERVICES INC 11700 Old Katy Road, Suite 300 Houston, TX 77079-1218	Record	14.01%

Service Class	WELLS FARGO BANK, N.A. Attn: Cash Sweep Dept. MAC: N9306-04C 733 Marquette Ave. Minneapolis, MN 55479-0001	Record	53.87%

	WELLS FARGO INVESTMENTS, LLC c/o Alex O’Connor 625 Marquette Ave., Fl. 12 Minneapolis, MN 55402-2308	Record	14.72%

	WELLS FARGO BANK, N.A. Attn: Cash Sweep Dept. MAC: N9306-04C 733 Marquette Ave. Minneapolis, MN 55479-0001	Record	21.93%

	WELLS FARGO INST BROKERAGE SERVICES ATTN: Sean O’Farrell 608 2nd Ave. S MAC #N9303-054 Minneapolis, MN 55479-0001	Record	7.62%

NATIONAL TAX-FREE MONEY MARKET TRUST

Single Class	WELLS FARGO BANK, N.A. Attn: Cash Sweep Dept. MAC: N9306-04C 733 Marquette Ave. Minneapolis, MN 55479-0001	Record	98.61%

OVERLAND EXPRESS SWEEP FUND

Single Class	WELLS FARGO BANK MAC MAC #A0247-010 Sweep Dept Operations 3440 Walnut Avenue Bldg B Freemont, CA 94538-2210	Record	69.22%

Fund	Name and Address	Type of Ownership	Percentage of Fund
	WELLS FARGO BANK MAC #A0247-010 Sweep Dept Operations 3440 Walnut Avenue Bldg B Freemont, CA 94538-2210	Record	30.78%

PRIME INVESTMENT MONEY MARKET FUND

Institutional Class	WELLS FARGO BANK, N.A. Attn: Cash Sweep Dept. MAC: N9306-04C 733 Marquette Ave. Minneapolis, MN 55479-0001	Record	54.28%

	WELLS FARGO INST BROKERAGE SERVICES ATTN: Sean O’Farrell 608 2nd Ave. S; MAC#N9303-054 Minneapolis, MN 55479-0001	Record	35.77%

Service Class	WELL FARGO BANK, N.A. Attn: Cash Sweep Dept. MAC: N9306-04C 733 Marquette Ave. Minneapolis, MN 55479-0001	Record	95.71%

TREASURY PLUS MONEY MARKET FUND

Class A	WELLS FARGO BANK MAC# A0247-010 Sweep Department Operations 3440 Walnut Ave Bldg B Fremont, CA 94538-2210	Record	45.10%

	WELLS FARGO BANK MAC# A0247-010 Sweep Department Operations 3440 Walnut Ave Bldg B Fremont, CA 94538-2210	Record	20.47%

	HARE & CO Bank of New York 1 Wall Str Fl 2 New York, NY 10005-2501	Record	21.07%

	WELLS FARGO BANK, N.A. C/O Alec O’Connor 625 Marquette Ave, Fl 12 Minneapolis, MN 55402-2308	Record	11.54%

Institutional Class	WELLS FARGO BANK, N.A. Attn: Cash Sweep Dept. MAC: N9306-04C 733 Marquette Ave. Minneapolis, MN 55479-0001	Record	44.60%

	WELLS FARGO INST BROKERAGE SERVICES ATTN: Sean O’Farrell 608 2nd Ave. S. MAC # N9303-054 Minneapolis, MN 55402-1916	Record	44.84%

Fund	Name and Address	Type of Ownership	Percentage of Fund
	MELLON FINANCIAL MARKETS LLC UNITED HEALTH GROUP One Mellon Center, Suite 475 Pittsburgh, PA 15258	Record	5.14%

Service Class	WELLS FARGO BANK, N.A. Attn: Cash Sweep Dept. MAC: N9306-04C 733 Marquette Ave. Minneapolis, MN 55479-0001	Record	84.39%

100% TREASURY MONEY MARKET FUND

Class A	WELLS FARGO INVESTMENTS, LLC c/o Alec O’Connor 625 Marquette Ave., Fl. 12 Minneapolis, MN 55402-2308	Record	98.11%

Service Class	WELLS FARGO BANK, N.A. Attn: Cash Sweep Dept. MAC: N9306-04C 733 Marquette Ave. Minneapolis, MN 55479-0001	Record	83.45%

	WELLS FARGO INST BROKERAGE SERVICES ATTN: Sean O’Farrell 608 2nd Ave. S MAC #N9303-054 Minneapolis, MN 55479-0001	Record	15.33%

For purposes of the 1940 Act, any person who owns directly or through one or more controlled companies more than 25% of the voting securities of a company is presumed to “control” such company. Accordingly, to the extent that a shareholder identified in the foregoing table is identified as the beneficial holder of more than 25% of a class (or Fund) or is identified as the holder of record or more than 25% of a class (or Fund) and has voting and/or investment powers, it may be presumed to control such class (or Fund).

OTHER

The Trust’s Registration Statement, including the Prospectuses and SAI for the Funds and the exhibits filed therewith, may be examined at the office of the SEC, located at 100 “F” Street NE, in Washington, D.C. Statements contained in the Prospectuses or the SAI as to the contents of any contract or other document referred to herein or in the Prospectuses are not necessarily complete, and, in each instance, reference is made to the copy of such contract or other document filed as an exhibit to the Registration Statement, each such statement being qualified in all respects by such reference.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

KPMG LLP has been selected as the independent registered public accounting firm for the Trust. KPMG LLP provides audit services, tax return preparation and assistance and consultation in connection with review of certain SEC filings. KPMG LLP’s address is 1601 Market Street, Philadelphia, PA 19103.

FINANCIAL INFORMATION

The portfolios of investments and audited financial statements for the Funds for the fiscal year ended February 28, 2006, are hereby incorporated by reference to the Funds’ Annual Reports.

APPENDIX

The following is a description of the ratings given by S&P and Moody’s to corporate and municipal bonds and corporate and municipal commercial paper.

Corporate Bonds

S&P

S&P rates the long-term debt obligations issued by various entities in categories ranging from “AAA” to “D,” according to quality, as described below. The first four ratings denote investment-grade securities.

AAA - This is the highest rating assigned by S&P to a debt obligation and indicates an extremely strong capacity to pay interest and repay principal.

AA - Debt rated AA is considered to have a very strong capacity to pay interest and repay principal and differs from AAA issues only in a small degree.

A - Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

BBB - Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than for those in higher-rated categories.

BB - Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments.

B - Debt rated B has greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal.

CCC - Debt CCC is currently vulnerable and is dependent upon favorable business, financial, and economic conditions to meet timely interest and principal payments.

Plus (+) or minus(-) The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

CC - Debt rated CC is currently highly vulnerable to nonpayment. Debt rated CC is subordinate to senior debt rated CCC.

C - Debt rated C is currently highly vulnerable to nonpayment. Debt rated C is subordinate to senior debt rated CCC-. The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken, but payments on this obligation are being continued. Debt rated C also will be assigned to a preferred stock issue in arrears on dividends or sinking fund payments, but that is currently paying.

D - Debt rated D is currently in default, where payment of interest and/or repayment of principal is in arrears.

Moody’s

Moody’s rates the long-term debt obligations issued by various entities in categories ranging from “Aaa” to “C,” according to quality, as described below. The first four denote investment grade securities.

Aaa - Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk, and interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa - Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group, such bonds comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A - Bonds rated A possess many favorable investment attributes and are to be considered upper to medium investment-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa - Bonds rated Baa are considered medium-grade (and still investment-grade) obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba - Bonds rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not as well safeguarded during both good times and bad times over the future. Uncertainty of position characterizes bonds in this class.

B - Bonds rated B generally lack characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa - Bonds rated Caa are of poor standing. Issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca - Bonds rated Ca are speculative in a high degree. Such bonds are often in default or have other marked shortcomings.

C - Bonds rated C are the lowest rated class of bonds. Such bonds can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Moody’s applies numerical modifiers (1, 2 and 3) to rating categories. The modifier 1 indicates that the bond being rated ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the bond ranks in the lower end of its generic rating category. With regard to municipal bonds, those bonds in the Aa, A and Baa groups which Moody’s believes possess the strongest investment attributes are designated by the symbols Aal, A1 or Baal, respectively.

Short-Term Issue Credit Ratings (including Commercial Paper)

S&P:

A-1 - Debt rated A-1 is rated in the highest category by S&P. The obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

A-2 - Debt rated A-2 is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

A-3 - Debt rated A-3 exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B - Debt rated B is regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

C - Debt rated C is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D - Debt rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Moody’s:

Prime-1: Issuers rated Prime-1 have a superior ability for repayment of senior short-term debt obligations.

Prime-2: Issuers rated Prime-2 have a strong ability to repay senior short-term debt obligations, but earnings trends, while sound, will be subject to more variation.

Prime-3: Issuers rated Prime-3 have acceptable credit quality and an adequate capacity for timely payment of short-term deposit obligations.

Not Prime: Issuers rated Not Prime have questionable to poor credit quality and an uncertain capacity for timely payment of short-term deposit obligations.

WELLS FARGO FUNDS TRUST

File Nos. 333-74295; 811-09253

PART C

OTHER INFORMATION

Item 23. Exhibits.

Exhibit Number		Description

(a)	-	Amended and Restated Declaration of Trust, incorporated by reference to Post-Effective Amendment No. 83, filed April 11, 2005.

(b)	-	Not Applicable.

(c)	-	Not Applicable.

(d)(1)(i)	-	Amended and Restated Investment Advisory Agreement with Wells Fargo Funds Management, LLC, incorporated by reference to Post-Effective Amendment No. 87, filed November 1, 2005; Schedule A, incorporated by reference to Post-Effective Amendment No. 93, filed June 26, 2006.

(ii)	-	Amended and Restated Fee and Expense Agreement among Wells Fargo Funds Trust, Wells Fargo Master Trust and Wells Fargo Funds Management, LLC, incorporated by reference to Post-Effective Amendment No. 32, filed February 8, 2002; Schedule A, incorporated by reference to Post-Effective Amendment No. 93, filed June 26, 2006.

(2)(i)	-	Not Applicable

(ii)	-	Investment Sub-Advisory Agreement with Galliard Capital Management, Inc., incorporated by reference to Post-Effective Amendment No. 20, filed May 1, 2001; Appendix A and Schedule A, incorporated by reference to Post-Effective Amendment No. 87, filed November 1, 2005; Appendix A, incorporated by reference to Post-Effective Amendment No. 93, filed June 26, 2006.

(iii)	-	Investment Sub-Advisory Agreement with Peregrine Capital Management, Inc., incorporated by reference to Post-Effective Amendment No. 20, filed May 1, 2001; Schedule A, incorporated by reference to Post-Effective Amendment No. 87, filed November 1, 2005; Appendix A, incorporated by reference to Post-Effective Amendment No. 93, filed June 26, 2006.

(iv)	-	Investment Sub-Advisory Agreement with Schroder Investment Management North America Inc., incorporated by reference to Post-Effective Amendment No. 20, filed May 1, 2001; Schedule A, incorporated by reference to Post-Effective Amendment No. 83, filed April 11, 2005.

(v)	-	Investment Sub-Advisory Agreement with Smith Asset Management Group, L.P., incorporated by reference to Post-Effective Amendment No. 49, filed November 1, 2002; Appendix A and Schedule A, incorporated by reference to Post-Effective Amendment No. 87, filed November 1, 2005.

(vi)	-	Investment Sub-Advisory Agreement with Wells Capital Management Incorporated, incorporated by reference to Post-Effective Amendment No. 22, filed June 15, 2001; Schedule A and Appendix A, incorporated by reference to Post-Effective Amendment No. 92, filed May 1, 2006.

(vii)	-	Investment Sub-Advisory Agreement with RCM Capital Management, LLC (formerly Dresdner RCM Global Investors, LLC), incorporated by reference to Post-Effective Amendment No. 32, filed February 8, 2002; Appendix A and Schedule A, incorporated by reference to Post-Effective Amendment No. 88, filed December 1, 2005.

(viii)	-	Not Applicable.

(ix)	-	Not Applicable.

(x)	-	Not Applicable.

(xi)	-	Investment Sub-Advisory Agreement with Systematic Financial Management, L.P., incorporated by reference to Post-Effective Amendment No. 66, filed October 1, 2003; Appendix A and Appendix B, incorporated by reference to Post-Effective Amendment No. 88, filed December 1, 2005.

(xii)	-	Investment Sub-Advisory Agreement with LSV Asset Management, incorporated by reference to Post-Effective Amendment No. 69, filed January 30, 2004; Appendix A, incorporated by reference to Post-Effective Amendment No. 93, filed June 26, 2006.

(xiii)	-	Investment Sub-Advisory Agreement with Cooke & Bieler, L.P., incorporated by reference to Post-Effective Amendment No. 74, filed July 26, 2004; Appendix A and Schedule A, incorporated by reference to Post-Effective Amendment No. 88, filed December 1, 2005.

(xiv)	-	Investment Sub-Advisory Agreement with Artisan Partners Limited Partnership, incorporated by reference to Post-Effective Amendment No. 82, filed March 1, 2005; Appendix A and Appendix B, incorporated by reference to Post-Effective Amendment No. 88, filed December 1, 2005.

(xv)	-	Investment Sub-Advisory Agreement with LSV Asset Management, incorporated by reference to Post-Effective Amendment No. 82, filed March 1, 2005.

(xvi)	-	Investment Sub-Advisory Agreement with New Star Institutional Managers Limited, incorporated by reference to Post-Effective Amendment No. 92, filed May 1, 2006.

(xvii)	-	Investment Sub-Advisory Agreement with Matrix Asset Advisors, Inc., incorporated by reference to Post-Effective Amendment No. 83, filed April 11, 2005.

(xviii)	-	Investment Sub-Advisory Agreement with Global Index Advisors, Inc., incorporated by reference to Post-Effective Amendment No. 93, filed June 26, 2006.

(e)	-	Distribution Agreement with Wells Fargo Funds Distributor, LLC, incorporated by reference to Post-Effective Amendment No. 84, filed July 1, 2005; Schedule I, incorporated by reference to Post-Effective Amendment No. 93, filed June 26, 2006.

(f)	-	Not Applicable.

(g)(1)	-	Not Applicable.

(2)	-	Amended and Restated Custody Agreement with Wells Fargo Bank, N.A., incorporated by reference to Post-Effective Amendment No. 83, filed April 11, 2005; Appendix A, incorporated by reference to Post-Effective Amendment No. 93, filed June 26, 2006.

(i)	-	Delegation Agreement (17f-5) with Wells Fargo Bank, N.A., incorporated by reference to Post-Effective Amendment No. 93, filed June 26, 2006.

(3)	-	Amended and Restated Securities Lending Agreement by and among Wells Fargo Funds Trust, Wells Fargo Funds Management, LLC and Wells Fargo Bank, N.A., incorporated by reference to Post-Effective Amendment No. 87, filed November 1, 2005; Exhibit A, incorporated by reference to Post-Effective Amendment No. 93, filed June 26, 2006.

(4)	-	Not Applicable.

(h)(1)	-	Administration Agreement with Wells Fargo Funds Management, LLC, incorporated by reference to Post-Effective Amendment No. 65, filed August 15, 2003; Appendix A, incorporated by reference to Post-Effective Amendment No. 93, filed June 26, 2006.

(2)	-	Accounting Services Agreement with PFPC Inc., along with Amended and Restated Letter Agreement, incorporated by reference to Post-Effective Amendment No. 83, filed April 11, 2005; Amendment, incorporated by reference to Post-Effective Amendment No. 88, filed December 1, 2005; Appendix A, incorporated by reference to Post-Effective Amendment No. 92, filed May 1, 2006.

(3)	-	Transfer Agency and Service Agreement with Boston Financial Data Services, Inc.; Schedule A, incorporated by reference to Post-Effective Amendment No. 93, filed June 26, 2006.

(4)	-	Shareholder Servicing Plan, incorporated by reference to Post-Effective Amendment No. 16, filed October 30, 2000; Appendix A, incorporated by reference to Post-Effective Amendment No. 93, filed June 26, 2006.

(5)	-	Shareholder Servicing Agreement, incorporated by reference to Post-Effective Amendment No. 8, filed December 17, 1999.

(i)	-	Legal Opinion, incorporated by reference to Post Effective Amendment No. 83, filed April 11, 2005.

(j)(A)	-	Consent of the Independent Registered Public Accounting Firm, filed herewith.

(j)(1)	-	Not Applicable.

(2)	-	Not Applicable.

(3)	-	Not Applicable.

(4)	-	Power of Attorney, Thomas S. Goho, incorporated by reference to Post-Effective Amendment No. 72, filed June 30, 2004.

(5)	-	Power of Attorney, Peter G. Gordon, incorporated by reference to Post-Effective Amendment No. 72, filed June 30, 2004.

(6)	-	Not Applicable.

(7)	-	Power of Attorney, Richard M. Leach, incorporated by reference to Post-Effective Amendment No. 72, filed June 30, 2004.

(8)	-	Power of Attorney, J. Tucker Morse, incorporated by reference to Post-Effective Amendment No. 72, filed June 30, 2004.

(9)	-	Power of Attorney, Timothy J. Penny, incorporated by reference to Post-Effective Amendment No. 72, filed June 30, 2004.

(10)	-	Power of Attorney, Donald C. Willeke, incorporated by reference to Post-Effective Amendment No. 72, filed June 30, 2004.

(11)	-	Not Applicable.

(12)	-	Power of Attorney, Karla M. Rabusch, incorporated by reference to Post-Effective Amendment No. 72, filed June 30, 2004.

(13)	-	Not Applicable.

(14)	-	Not Applicable.

(15)	-	Power of Attorney, Olivia S. Mitchell, incorporated by reference to Post-Effective Amendment No. 90, filed March 1, 2006.

(16)	-	Power of Attorney, A. Erdem Cimen, incorporated by reference to Post-Effective Amendment No. 92, filed May 1, 2006.

(k)	-	Not Applicable.

(l)	-	Not Applicable.

(m)	-	Rule 12b-1 Plan, incorporated by reference to Post-Effective Amendment No. 87, filed November 1, 2005; Appendix A, incorporated by reference to Post-Effective Amendment No. 93, filed June 26, 2006.

(n)	-	Rule 18f-3 Plan, incorporated by reference to Post-Effective Amendment No. 83, filed April 11, 2005; Appendix A and B, incorporated by reference to Post-Effective Amendment No. 93, filed June 26, 2006.

(o)	-	Not Applicable.

(p)(1)	-	Joint Code of Ethics for Funds Trust, Master Trust and Variable Trust, incorporated by reference to Post-Effective Amendment No. 93, filed June 26, 2006.

(2)	-	Joint Code of Ethics for Wells Fargo Funds Management, LLC and Wells Fargo Funds Distributor, LLC, incorporated by reference to Post-Effective Amendment No. 93, filed June 26, 2006.

(3)	-	Not Applicable

(4)	-	RCM Capital Management, LLC (formerly Dresdner RCM Global Investors, LLC) Code of Ethics, incorporated by reference to Post-Effective Amendment No. 93, filed June 26, 2006.

(5)	-	Galliard Capital Management, Inc. Code of Ethics, incorporated by reference to Post-Effective Amendment No. 87, filed November 1, 2005.

(6)	-	Peregrine Capital Management, Inc. Code of Ethics, incorporated by reference to Post-Effective Amendment No. 93, filed June 26, 2006.

(7)	-	Schroder Investment Management North America Inc. Code of Ethics, incorporated by reference to Post-Effective Amendment No. 87, filed November 1, 2005.

(8)	-	Smith Asset Management Group, L.P. Code of Ethics, incorporated by reference to Post-Effective Amendment No. 93, filed June 26, 2006.

(9)	-	Wells Capital Management Incorporated Code of Ethics, incorporated by reference to Post-Effective Amendment No. 93, filed June 26, 2006.

(10)	-	Not Applicable.

(11)	-	Not Applicable.

(12)	-	Not Applicable.

(13)	-	Systematic Financial Management, L.P. Code of Ethics, incorporated by reference to Post-Effective Amendment No. 87, filed November 1, 2005.

(14)	-	LSV Asset Management Code of Ethics and Personal Trading Policy, incorporated by reference to Post-Effective Amendment No. 93, filed June 26, 2006.

(15)	-	Cooke & Bieler, L.P. Code of Ethics, incorporated by reference to Post-Effective Amendment No. 87, filed November 1, 2005.

(16)	-	Artisan Partners Limited Partnership Code of Ethics, incorporated by reference to Post-Effective Amendment No. 93, filed June 26, 2006.

(17)	-	New Star Institutional Managers Limited Code of Ethics, incorporated by reference to Post-Effective Amendment No. 93, filed June 26, 2006.

(18)	-	Matrix Asset Advisors, Inc. Code of Ethics, incorporated by reference to Post-Effective Amendment No. 87, filed November 1, 2005.

(19)	-	Global Index Advisors, Inc., Code of Ethics, incorporated by reference to Post-Effective Amendment No. 93, filed June 26, 2006.

Item 24. Persons Controlled by or Under Common Control with the Fund.

Registrant believes that no person is controlled by or under common control with Registrant.

Item 25. Indemnification.

Article IX of the Registrant’s Declaration of Trust limits the liability and, in certain instances, provides for mandatory indemnification of the Registrant’s Trustees, officers, employees, agents and holders of beneficial interests in the Trust. In addition, the Trustees are empowered under Section 3.9 of the Registrant’s Declaration of Trust to obtain such insurance policies as they deem necessary.

Item 26. Business and Other Connections of Investment Adviser.

(a) Effective March 1, 2001, Wells Fargo Funds Management, LLC (“Funds Management”) assumed investment advisory responsibilities for each of the Funds. For providing these services, Funds Management is entitled to receive fees at the same annual rates as were applicable under the advisory contract with Wells Fargo Bank, N.A. (“Wells Fargo Bank”). Funds Management, an indirect, wholly owned subsidiary of Wells Fargo & Company, was created to succeed to the mutual fund advisory responsibilities of Wells Fargo Bank in early 2001.

To the knowledge of Registrant, none of the directors or officers of Funds Management is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature, except that they also hold various positions with and engage in business for Wells Fargo Bank.

(b) Global Index Advisors, Inc. (“Global Index Advisors” or “GIA”), serves as a sub-adviser to various Funds of Wells Fargo Funds Trust (the “Trust”) and as adviser or sub-adviser to certain other open-end management investment companies. The descriptions of GIA in Parts A and B of the Registration Statement are incorporated by reference herein. The directors and officers of GIA also serve as directors or officers of GIA. To the knowledge of the Registrant, none of the directors or officers of GIA is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

(c) Wells Capital Management Incorporated (“Wells Capital Management”), an affiliate of Funds Management, serves as sub-adviser to various Funds of the Trust. The descriptions of Wells Capital Management in Parts A and B of the Registration Statement are incorporated by reference herein. To the knowledge of the Registrant, none of the directors or officers of Wells Capital Management is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

(d) Peregrine Capital Management, Inc. (“Peregrine”), an indirect, wholly owned subsidiary of Wells Fargo & Company, serves as sub-adviser to various Funds of the Trust. The descriptions of Peregrine in Parts A and B of the Registration Statement are incorporated by reference herein. To the knowledge of the Registrant, none of the directors or officers of Peregrine is or has been at any time during the last two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

(e) Schroder Investment Management North America Inc. (“Schroder”), serves as sub-adviser to the Small Cap Opportunities Fund of the Trust. The descriptions of Schroder in Parts A and B of the Registration Statement are incorporated by reference herein. Schroder Capital Management International Limited (“Schroder Ltd.”) is a United Kingdom affiliate of Schroder which provides investment management services to international clients located principally in the United States. Schroder Ltd. and Schroder p.l.c. are located at 31 Gresham St., London ECZV 7QA, United Kingdom. To the knowledge of the Registrant, none of the directors or officers of Schroder is or has been at any time during the last two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

(f) Galliard Capital Management, Inc. (“Galliard”), an indirect, wholly owned subsidiary of Wells Fargo & Company serves as sub-adviser to various Funds of the Trust. The descriptions of Galliard in Parts A and B of the Registration Statement are incorporated by reference herein. To the knowledge of the Registrant, none of the directors or officers of Galliard is or has been at any time during the last two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

(g) Smith Asset Management Group, L.P. (“Smith”), in which Wells Fargo Bank maintains an indirect, minority-ownership interest, serves as sub-adviser to various Funds of the Trust. The descriptions of Smith in Parts A and B of the Registration Statement are incorporated by reference herein. To the knowledge of the Registrant, none of the directors or officers of this sub-adviser is or has been at any time during the last two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

(h) RCM Capital Management, LLC (formerly Dresdner RCM Global Investors, LLC) (“RCM”), a wholly owned subsidiary of RCM US Holdings LLC, serves as sub-adviser for the Specialized Technology Fund and Specialized Health Sciences Fund of the Trust. The descriptions of RCM in Parts A and B of the Registration Statement are incorporated by reference herein. To the knowledge of the Registrant, none of the directors or officers of RCM is or has been at any time during the last two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

(i) Systematic Financial Management, L.P. (“Systematic”) serves as sub-adviser to the Equity Value Portfolio of Wells Fargo Master Trust (“Master Trust”) in which several Funds of the Trust invest. The descriptions of Systematic in Parts A and B of the Registration Statement are incorporated by reference herein. To the knowledge of the Registrant, none of the directors or officers of Systematic is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation, or employment of a substantial nature.

(j) LSV Asset Management (“LSV”) serves as co-sub-adviser for the International Equity Fund of the Trust and serves as sub-adviser for the International Value Portfolio of Master Trust in which several Funds of the Trust invest. The descriptions of LSV in Parts A and B of the Registration Statement are incorporated by reference herein. To the knowledge of the Registrant, none of the directors or officers of LSV is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation, or employment of a substantial nature.

(k) Cooke & Bieler, L.P. (“Cooke & Bieler”) serves as sub-adviser for the C&B Mid Cap Value Fund and Value Fund of the Trust and for the C&B Large Cap Value Portfolio of Master Trust in which the C&B Large Cap Value Fund invests. The descriptions of Cooke & Bieler in Parts A and B of the Registration Statement are incorporated by reference herein. To the knowledge of the Registrant, none of the directors or officers of Cooke & Bieler is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation, or employment of a substantial nature.

(l) Artisan Partners Limited Partnership (“Artisan”) serves as co-sub-adviser for the International Equity Fund of the Trust. The descriptions of Artisan in Parts A and B of the Registration Statement are incorporated by reference herein. To the knowledge of the Registrant, none of the directors or officers of Artisan is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation, or employment of a substantial nature.

(m) New Star Institutional Managers Limited (“New Star”) serves as co-sub-adviser for the International Equity Fund of the Trust, sub-adviser for the Overseas Fund and International Core Fund of the Trust, and sub-adviser for the International Core Portfolio of Master Trust in which several Funds of the Trust invest. The descriptions of New Star in Parts A and B of the Registration Statement are incorporated by reference herein. To the knowledge of the Registrant, none of the directors or officers of New Star is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation, or employment of a substantial nature.

(n) Matrix Asset Advisors, Inc. (“Matrix”) serves as sub-adviser for the Growth and Income Fund and Large Company Core Fund of the Trust. The descriptions of Matrix in Parts A and B of the Registration Statement are incorporated by reference herein. To the knowledge of the Registrant, none of the directors or officers of New Star is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation, or employment of a substantial nature.

Item 27. Principal Underwriters.

(a) Wells Fargo Funds Distributor, LLC (“Funds Distributor”), distributor for the Registrant, also acts as principal underwriter for Wells Fargo Variable Trust and Wells Fargo Funds Trust, and is the exclusive placement agent for Wells Fargo Master Trust, all of which are registered open-end management investment companies.

(b) The following table provides information for each director and officer of Wells Fargo Funds Distributor, LLC.

(1) Name and Principal Business Address	(2) Positions and Offices with Underwriter	(3) Positions and Offices with Fund

Cara Peck Wells Fargo Funds Management, LLC 525 Market Street, 12th Floor San Francisco, CA 94105	Director, President & Secretary	None

Kevin J. Scott Wells Fargo Funds Management, LLC 100 Heritage Reserve Menomonee Falls, WI 53051	Financial Operations Officer (FINOP)	None

Dorothy A. Peters Wells Fargo Funds Management, LLC 525 Market Street, 12th Floor San Francisco, CA 94105	Chief Compliance Officer	Chief Compliance Officer

Steven R. Schneider Wells Fargo Funds Management, LLC 100 Heritage Reserve Menomonee Falls, WI 53051	Compliance Officer and Anti-Money Laundering Officer	None

Carol A. Jones Lorts Wells Fargo Funds Management, LLC 525 Market Street, 12th Floor San Francisco, CA 94105	Director	None

Mathew H. Lobas Wells Fargo Funds Management, LLC 525 Market Street, 12th Floor San Francisco, CA 94105	Director	None

(c) Not Applicable.

Item 28. Location of Accounts and Records.

(a) The Registrant maintains accounts, books and other documents required by Section 31(a) of the Investment Company Act of 1940 and the rules thereunder (collectively, “Records”) at the offices of Wells Fargo Funds Management, LLC, 525 Market Street, 12th Floor, San Francisco, California 94105.

(b) Wells Fargo Funds Management, LLC maintains all Records relating to its services as investment adviser and administrator at 525 Market Street, 12th Floor, San Francisco, California 94105.

(c) Boston Financial Data Services, Inc. maintains all Records relating to its services as transfer agent at Two Heritage Drive, Quincy, Massachusetts 02171.

(d) Global Index Advisors maintains all Records relating to their services as sub-adviser at 2964 Peachtree Road, Suite 542, Atlanta, Georgia 30305.

(e) Wells Fargo Funds Distributor, LLC maintains all Records relating to its services as distributor at 525 Market Street, 12th Floor, San Francisco, California 94105.

(f) Wells Fargo Bank, N.A. (formerly Wells Fargo Bank Minnesota, N.A.) maintains all Records relating to its services as custodian at 6th & Marquette, Minneapolis, Minnesota 55479-0040.

(g) Wells Capital Management Incorporated maintains all Records relating to its services as investment sub-adviser at 525 Market Street, 10th Floor, San Francisco, California 94105.

(h) Peregrine Capital Management, Inc. maintains all Records relating to its services as investment sub-adviser at 800 LaSalle Avenue, Suite 1850, Minneapolis, Minnesota 55402.

(i) Galliard Capital Management, Inc. maintains all Records relating to its services as investment sub-adviser at 800 LaSalle Avenue, Suite 2060, Minneapolis, Minnesota 55402.

(j) Smith Asset Management Group, L.P. maintains all Records relating to its services as investment sub-adviser at 100 Crescent Court, Suite 850, Dallas, Texas 75201.

(k) Schroder Investment Management North America Inc. maintains all Records relating to its services as investment sub-adviser at 875 Third Avenue, 22nd Floor, New York, New York 10022.

(l) RCM Capital Management, LLC (formerly Dresdner RCM Global Investors, LLC) maintains all Records relating to its services as investment sub-adviser at Four Embarcadero Center, San Francisco, California 94111.

(m) Systematic Financial Management, L.P. maintains all Records relating to its services as investment sub-adviser at 300 Frank W. Burr Boulevard, Glenpointe East, 7th Floor, Teaneck, New Jersey 07666.

(n) LSV Asset Management maintains all Records relating to its services as investment sub-adviser at One North Wacker Drive, Suite 4000, Chicago, Illinois 60606.

(o) Cooke & Bieler, L.P. maintains all Records relating to its services as investment sub-adviser at 1700 Market Street, Philadelphia, Pennsylvania 19103.

(p) Artisan Partners Limited Partnership maintains all Records relating to its services as investment sub-adviser at 875 East Wisconsin Avenue, Suite 800, Milwaukee, WI 53202.

(q) New Star Institutional Managers Limited maintains all Records relating to its services as investment sub-adviser at 1 Knightsbridge Green, London, SW1X 7NE, England.

(r) Matrix Asset Advisors, Inc. maintains all Records relating to its services as investment sub-adviser at 747 Third Avenue, 31st Floor, New York, New York 10017.

Item 29. Management Services.

Other than as set forth under the captions “Organization and Management of the Funds” in the Prospectuses constituting Part A of this Registration Statement and “Management” in the Statements of Additional Information constituting Part B of this Registration Statement, the Registrant is not a party to any management-related service contract.

Item 30. Undertakings. Not Applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement on Form N-1A, pursuant to Rule 485(b) under the Securities Act of 1933, and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized in the City of San Francisco, State of California on the 1st day of July, 2006.

WELLS FARGO FUNDS TRUST

By:	/s/ Carol J. Lorts
Carol J. Lorts
Assistant Secretary

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 94 to its Registration Statement on Form N-1A has been signed below by the following persons in the capacities and on the date indicated:

Signature	Title	Date

* Thomas S. Goho	Trustee

* Peter G. Gordon	Trustee

* Richard M. Leach	Trustee

* Olivia Mitchell	Trustee

* J. Tucker Morse	Trustee

* Timothy J. Penny	Trustee

* Donald C. Willeke	Trustee

* Karla M. Rabusch	President (Principal Executive Officer)

* A. Erdem Cimen	Treasurer (Principal Financial Officer)

07/01/06

*By:	/s/ Carol J. Lorts
Carol J. Lorts
As Attorney-in-Fact
July 1, 2006

WELLS FARGO FUNDS TRUST

FILE NOS. 333-74295; 811-09253

EXHIBIT INDEX

EX-99.B	(j)(A)	Consent of Independent Registered Public Accounting Firm